PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Connecticut Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1996, through April 30, 1997. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is a convenient way to keep your ready cash pursuing double tax-free income -- free from federal regular income tax and Connecticut Dividend and Interest Income tax* -- through a portfolio concentrated in high-quality, short-term Connecticut municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the fund paid double tax-free dividends of $0.01 per share. The fund's net assets stood at $235.2 million at the end of the reporting period.

Thank you for relying on Connecticut Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,
[Graphic]

Glen R. Johnson
President
June 15, 1997

* Income may be subject to the federal alternative minimum tax.

** Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S.

   government.

INVESTMENT REVIEW

An interview with the fund's portfolio manager, Mike Sirianni, Assistant

Vice President, Federated Management

Q Can you comment on the economy and the interest rate environment over the six-month reporting period?

A Although it did not occur until near the end of the fund's semi-annual reporting period, the Federal Reserve Board (the "Fed") brought about the first change in monetary policy in over a year. On March 25, 1997, the Fed, in the face of stronger than expected demand, voted to raise the federal funds target rate from 5.25% to 5.50%. The move was viewed as being pre-emptive against the threat of future inflationary pressures possibly brought about by tight labor market conditions. Until that point, movements in interest rates reflected shifting market sentiment about the need for the Fed to move to a more restrictive policy. As the reporting period began in November 1996, the economy had been showing signs of slowing, thereby allaying the market's fears about inflation. Then, in December, the market's uneasiness was once more ignited as a string of economic statistics showed stronger growth and Fed Chairman Alan Greenspan made cautionary statements regarding inflation and "irrational exuberance" in the equity market. With inflation still appearing to be benign, the market tolerated a steady pace of growth into early 1997. However, Chairman Greenspan's Humphrey-Hawkins testimony before Congress in late February marked a turning point for the short-term money markets -- indeed the bond and equity markets as well -- as his relatively hawkish statements revealed fears at the Fed that the transitory factors that had been keeping inflation under control in the face of fairly robust growth may be coming to an end. This statement by the Fed caused a sharp reversal in interest rate movement and the market's perception about future Fed policy. The ensuing weeks brought continued evidence of persistent strength, and culminated in the Fed's action at the Federal Open Market Committee in late March.

For the first three months of the reporting period, short-term interest rates traded in a relatively narrow range as the continued friendly inflation picture provided some comfort to market participants. The yield on the six-month Treasury bill, for example, moved in a range between 5.20% and 5.35% from the beginning of November through early February. However, short-term interest rates began to rise in late February, and by the time of the Fed tightening in late March, had built in much of the expectations regarding the Fed decision. In April, the financial markets continued to focus on the likelihood of an additional tightening move later in May, causing short-term yields to rise even further. Yields on the six-month Treasury bill rose sharply over this interim period, moving from a low of 5.20% in mid-February to a high of 5.68% in late April before falling back to 5.53% by the end of reporting period.

Q

What were your strategies for the fund during the reporting period?

A The fund's average maturity at the beginning of the reporting period was approximately 60 days. As signs of strength in the economy became more apparent, and as expectation of an imminent Fed tightening grew in the first quarter of 1997, we lowered the average maturity target range of the fund from between 55 and 60 days to between 40 and 45 days. By allowing the average maturity of the portfolio to roll inward from 60 days to a target range of 40 to 45 days we were able to take advantage of higher interest rates going forward.

Once an average maturity range is targeted, the portfolio attempts to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as Treasury securities. The fund's portfolio remained barbelled in structure, which combined a significant portion in seven-day variable rate demand notes and short maturity commercial paper with purchases of longer-term, six- to twelve-month fixed rate notes. This portfolio structure continues to pursue a competitive yield over time.

Q

How has the fund performed?

A Naturally, the fund's yield has remained relatively stable over the majority of the reporting period since the Fed did not change their federal funds rate target until the latter part of the reporting period. The seven-day net yield for the fund on April 30, 1997, was 3.41% compared to 2.93% six months ago with the increase in yield coming at the end of the reporting period.* The latest yield was the equivalent of a 5.65% taxable yield for investors in the highest federal tax bracket.

Q

Looking through 1997, what is your outlook for short-term rates?

A Although the Fed decided to hold short-term interest rates steady in the March meeting, our expectations are that the Fed will find cause to tighten monetary policy further in 1997 -- perhaps as soon as July. It is also anticipated that the overall tightening cycle will not be long in terms of magnitude or duration. The pre-emptive move by the Fed should help to preclude the need for more aggressive action down the road by preventing the build-up of inflationary pressures. We would look to see moderately higher short-term interest rates throughout the course of the year, but not to the extent evidenced in the last tightening cycle in 1994. As such, we will likely continue in our modestly defensive stance for the portfolio until market conditions indicate otherwise.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

CONNECTICUT MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS

APRIL 30, 1997 (UNAUDITED)


  PRINCIPAL

AMOUNT
VALUE

 (A)SHORT-TERM MUNICIPALS -- 99.3%
                         CONNECTICUT -- 85.5%



 $             2,000,000 Brookfield, CT, 3.73% BANs,
6/12/1997                                             $     2,000,066
               3,000,000 Cheshire, CT, 3.64% BANs,

8/8/1997                                                      3,000,294

              10,694,376 (b)Clipper Connecticut Tax Exempt Trust, (Series 1994-1) Weekly VRDNs
                         (State Street Bank and Trust Co.

LIQ)                                                  10,694,376

               2,400,000 Connecticut Development Authority Weekly VRDNs (Banta
                         Associates)/(Marine Midland Bank N.A., Buffalo, NY

LOC)                                 2,400,000

                 600,000 Connecticut Development Authority Weekly VRDNs (Capital District
                         Energy Center)/(Canadian Imperial Bank of Commerce, Toronto

LOC)                          600,000

               3,800,000 Connecticut Development Authority Weekly VRDNs (Capital District
                         Energy Center)/(Canadian Imperial Bank of Commerce, Toronto

LOC)                        3,800,000

               1,245,800 Connecticut Development Authority Weekly VRDNs (RSA Corp.)/
                         (Barclays Bank PLC, London

LOC)                                                         1,245,800

                 930,000 Connecticut Development Authority, (Series 1985) Weekly VRDNs
                         (Martin-Brower Company Project)/(ABN AMRO Bank N.V.,
                         Amsterdam

LOC)                                                                            930,000

               2,200,000 Connecticut Development Authority, (Series 1986) Weekly VRDNs
                         (United Illuminating Co.)/(Union Bank of Switzerland, Zurich

LOC)                       2,200,000

               8,000,000 Connecticut Development Authority, (Series 1993) Weekly VRDNs
                         (Rand-Whitney Containerboard Limited Parntership)/(Chase
                         Manhattan Bank N.A., New York

LOC)                                                      8,000,000

               5,500,000 Connecticut Development Authority, (Series 1996A) Weekly VRDNs
                         (Connecticut Light & Power Co.)/(AMBAC INS)/(Societe Generale,
                         Paris

LIQ)                                                                              5,500,000

               8,000,000 Connecticut Development Authority, (Series 1997A) Weekly VRDNs
                         (Bradley Airport Hotel Project)/(Kredietbank N.V., Brussels

LOC)                        8,000,000

              13,000,000 Connecticut Development Authority, (Series A) Weekly VRDNs
                         (Exeter Energy)/(Sanwa Bank Ltd., Osaka

LOC)                                           13,000,000

               1,000,000 Connecticut Development Authority, (Series B) Weekly VRDNs
                         (Exeter Energy)/(Sanwa Bank Ltd., Osaka

LOC)                                            1,000,000


  PRINCIPAL

AMOUNT
VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                         CONNECTICUT -- CONTINUED



 $             7,499,000 Connecticut Development Authority, (Series C) Weekly VRDNs
                         (Exeter Energy)/(Sanwa Bank Ltd., Osaka
LOC)                                      $     7,499,000
               4,000,000 Connecticut Development Authority, PCR (Series 1993A) Weekly
                         VRDNs (Western Mass Electric Co.)/(Union Bank of Switzerland,
                         Zurich

LOC)                                                                             4,000,000
               3,500,000 Connecticut Development Authority, PCR Refunding Bonds (Series
                         1993B) Weekly VRDNs (Connecticut Light & Power Co.)/(Union
                         Bank of Switzerland, Zurich

LOC)                                                        3,500,000

               5,000,000 Connecticut Development Health Care Facilities Weekly VRDNs
                         (Independence Living)/(Chase Manhattan Bank N.A., New York

LOC)                         5,000,000

               5,500,000 Connecticut Development Health Care Facilities Weekly VRDNs
                         (Independence Living)/(Credit Local de France

LOC)                                      5,500,000

              10,700,000 Connecticut Municipal Electric Energy Cooperative, Power Supply
                         System Revenue Bonds (1995 Series A), 3.45% CP (Fleet National
                         Bank, Providence, RI LOC), Mandatory Tender

5/20/1997                                  10,700,000

               1,700,000 Connecticut State HEFA Weekly VRDNs (Charlotte Hungerfield
                         Hospital)/(First National Bank of Boston, MA

LOC)                                       1,700,000

               3,500,000 Connecticut State HEFA, (Series A) Weekly VRDNs (Forman School
                         Issue)/(National Westminster Bank, PLC, London

LOC)                                     3,500,000

               6,500,000 Connecticut State HEFA, (Series N), 3.55% CP (Yale University),
                         Mandatory Tender

6/30/1997                                                              6,500,000
               4,000,000 Connecticut State HEFA, (Series P), 3.55% CP (Yale University),
                         Mandatory Tender

6/30/1997                                                              4,000,000

               1,000,000 Connecticut State HEFA, Revenue Bonds (Series A) Weekly VRDNs
                         (Pomfret School Issue)/(Credit Local de France

LOC)                                     1,000,000

               7,000,000 Connecticut State HEFA, Series S, 3.45% CP (Yale University),
                         Mandatory Tender

5/19/1997                                                              7,000,000
               4,195,000 (b)Connecticut State HFA, (PT-81) Weekly VRDNs (Rabobank Nederland,

                         Utrecht

LIQ)                                                                            4,195,000
               7,025,000 Connecticut State HFA, (Series 1990C), 3.45% CP (Morgan Guaranty
                         Trust Co., New York LIQ), Mandatory Tender

5/15/1997                                    7,025,000

               3,000,000 Connecticut State HFA, (Series 1990D), 3.70% CP, Mandatory Tender

7/24/1997                                                                               3,000,000


  PRINCIPAL

AMOUNT
VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                         CONNECTICUT -- CONTINUED



 $             3,245,000 Connecticut State HFA, (Series 1990D), 3.70% CP, Mandatory Tender

8/15/1997                                                                         $     3,245,000
               2,405,000 Connecticut State HFA, (Series A), 7.00% Bonds,
11/15/1997                              2,446,051

               4,925,000 Connecticut State, (1996 Series A), 4.00% Bonds,
5/15/1997                              4,925,733

               3,130,000 Connecticut State, 5.20% Bonds,
3/15/1998                                               3,172,457

               2,200,000 Connecticut State, Airport Revenue Refunding Bonds (Series 1992),
                         7.20% Bonds (Bradley International Airport)/(FGIC INS),

10/1/1997                       2,234,095

              12,000,000 Connecticut State, Special Assessment Unemployment Compensation
                         Advance Fund, Revenue Bonds (Series 1993C), 3.90% TOBs
                         (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), Mandatory Tender

7/1/1997                                                                               12,000,000
               1,000,000 Connecticut State, UT GO, 4.30% Bonds,
3/15/1998                                        1,003,190
               2,000,000 East Hartford, CT, 3.70% BANs,

1/26/1998                                                2,003,575
              11,100,000 Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood

                         Towers)/(FSA INS)/(Barclays Bank PLC, London

LIQ)                                      11,100,000
               5,000,000 Meriden, CT, 3.90% BANs,

8/13/1997                                                      5,006,493
               1,600,000 New Haven, CT Weekly VRDNs (Starter Sportswear)/(Fleet Bank,

                         N.A.

LOC)                                                                               1,600,000
               7,000,000 New Haven, CT, 4.00% BANs (Fleet National Bank, Providence, RI
                         LOC),

5/22/1997                                                                         7,000,980

               7,500,000 Stamford, CT Housing Authority, Multi-Modal Interchangeable Rate
                         Revenue Bonds (Series 1994) Weekly VRDNs (Morgan Street Project)/

                         (Deutsche Bank, AG

LOC)                                                                 7,500,000
               1,336,000 Thomaston, CT, 3.70% BANs,
2/19/1998                                                    1,337,759

Total                                                                               201,064,869
                         PUERTO RICO -- 13.8%
               7,500,000 Commonwealth of Puerto Rico, Series 1997A, 4.00% TRANs,

7/30/1997                                                                               7,510,923

              12,000,000 Puerto Rico Electric Power Authority, (Series K), 9.375% Bonds
                         (United States Treasury PRF), 7/1/1997

(@102)                                          12,355,649


  PRINCIPAL

AMOUNT
VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                         PUERTO RICO -- CONTINUED



 $             3,125,000 Puerto Rico Government Development Bank, 3.70% CP, Mandatory
                         Tender
7/23/1997                                                                  $     3,125,000
               9,500,000 Puerto Rico Industrial, Tourist, Education, Medical & Environmental
                         Control Finance Authority, (Series 1994A), 3.80% CP (Inter American
                         University of Puerto Rico)/(Banque Paribas, Paris LOC), Mandatory
                         Tender

6/11/1997                                                                        9,500,000

Total                                                                                32,491,572
                           TOTAL INVESTMENTS (AT AMORTIZED
COST)(C)                                        $   233,556,441

Securities that are subject to Alternative Minimum Tax represent 25.7% of the portfolio as calculated based upon total portfolio market value.

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Ratings Group, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At April 30 1997, the portfolio securities were rated as follows:

    Tier Rating Percentage Based on Total Market Value (unaudited)

    FIRST TIER   SECOND TIER

      100%           0%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At April 30, 1997, these securities amounted to $14,889,376 which represents 6.3% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($235,232,356) at April 30, 1997.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation BANs -- Bond Anticipation Notes CP -- Commercial Paper FGIC -- Financial Guaranty Insurance Company FSA -- Financial Security Assurance GO -- General Obligation HEFA -- Health and Education Facilities Authority HFA -- Housing Finance Authority INS -- Insured LIQ -- Liquidity Agreement LOC -- Letter of Credit PCR -- Pollution Control Revenue PLC -- Public Limited Company PRF -- Prerefunded TOBs -- Tender Option Bonds TRANs -- Tax and Revenue Anticipation Notes UT -- Unlimited Tax VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

CONNECTICUT MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1997 (UNAUDITED)



 ASSETS:

 Total investments in securities, at amortized cost and value                                 $
233,556,441
 Cash
522,988

 Income receivable
1,835,659

    Total assets
235,915,088

 LIABILITIES:

 Income distribution payable                                                      $   642,861
 Accrued expenses                                                                      39,871
    Total liabilities
682,732

 NET ASSETS for 235,232,443 shares outstanding                                                $
235,232,356
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $235,232,356 / 235,232,443 shares outstanding

$1.00

(See Notes which are an integral part of the Financial Statements)

CONNECTICUT MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)


 INVESTMENT INCOME:
 Interest                                                                                        $

4,342,740

 EXPENSES:

 Investment advisory fee                                                            $    628,331
 Administrative personnel and services fee                                                94,889
 Custodian fees                                                                            6,879
 Transfer and dividend disbursing agent fees and expenses                                 28,956
 Directors'/Trustees' fees                                                                 1,269
 Auditing fees                                                                             6,520
 Legal fees                                                                                2,961
 Portfolio accounting fees                                                                34,272
 Shareholder services fee                                                                314,165
 Share registration costs                                                                 14,251
 Printing and postage                                                                      4,522
 Insurance premiums                                                                        2,654
 Taxes                                                                                     2,112
 Miscellaneous                                                                             2,396
     Total expenses                                                                    1,144,177
 Waivers --

     Waiver of investment advisory fee                                $   (248,818)
     Waiver of shareholder services fee                                   (138,233)
          Total waivers                                                                (387,051)
                  Net expenses

757,126

                    Net investment income                                                        $
3,585,614

(See Notes which are an integral part of the Financial Statements)

CONNECTICUT MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS


                                                              SIX MONTHS

                                                                ENDED               YEAR ENDED
                                                             (UNAUDITED)            OCTOBER 31,

                                                            APRIL 30, 1997             1996
 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS --

 Net investment income                                     $    3,585,614      $    6,691,741
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                      (3,585,614)         (6,691,741)
 SHARE TRANSACTIONS --

 Proceeds from sale of shares                                 433,136,717         636,539,589
 Net asset value of shares issued to shareholders in
 payment of
 distributions declared                                         1,056,454           2,096,326
 Cost of shares redeemed                                     (426,049,558)       (596,265,388)
   Change in net assets resulting from share transactions       8,143,613          42,370,527
     Change in net assets                                       8,143,613          42,370,527
 NET ASSETS:

 Beginning of period                                          227,088,743         184,718,216
 End of period                                             $  235,232,356      $  227,088,743

(See Notes which are an integral part of the Financial Statements)

Connecticut Municipal Cash Trust
Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                            SIX MONTHS

                               ENDED
                            (UNAUDITED)

                              APRIL 30,                         YEAR ENDED OCTOBER 31,
                                1997     1996     1995      1994      1993**      1992      1991
1990(A)

 NET ASSET VALUE,
 BEGINNING OF PERIOD          $ 1.00    $ 1.00    $ 1.00   $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00
 INCOME FROM INVESTMENT

 OPERATIONS

  Net investment                0.01      0.03      0.03     0.02       0.02      0.03      0.04      0.05
  income
 LESS DISTRIBUTIONS

  Distributions from net

  investment income            (0.01)    (0.03)    (0.03)   (0.02)     (0.02)    (0.03)    (0.04)
(0.05)
 NET ASSET                    $ 1.00    $ 1.00    $ 1.00   $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00
 VALUE, END OF PERIOD
 TOTAL RETURN(B)                1.43%     3.02%     3.31%    2.12%      1.96%     2.68%     4.04%
5.54%

 RATIOS TO AVERAGE NET ASSETS

  Expenses                      0.60%*    0.60%     0.60%    0.59%      0.57%     0.56%     0.56%
0.48%*
  Net investment                2.85%*    2.97%     3.26%    2.11%      1.95%     2.66%     3.94%
5.32%*
  income
  Expense waiver/

  reimbursement(c)              0.31%*    0.32%     0.30%    0.18%      0.25%     0.30%     0.21%
0.28%*
 SUPPLEMENTAL DATA

  Net assets, end of

  period

  (000 omitted)             $235,232  $227,089  $184,718  $190,423  $140,446  $140,118  $140,113  $138,738

* Computed on an annualized basis.

** Prior to November 6, 1992, the fund provided two classes of shares.

(a) Reflects operations for the period from November 1, 1989 (date of initial public investment) to October 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

CONNECTICUT MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS

APRIL 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Connecticut Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax and the Connecticut Dividend and Interest Income Tax consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

  Additional information on each restricted security held at April 30, 1997 is as follows:

  SECURITY ACQUISITION DATE ACQUISITION COST Clipper Connecticut Tax Exempt Trust 5/6/94 - 11/26/94 $10,694,376 Connecticut State HFA 6/13/96 4,195,000

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 1997, capital paid-in aggregated
$235,232,356.

Transactions in shares were as follows:


                                                                                         YEAR

                                                               SIX MONTHS               ENDED
                                                                  ENDED               OCTOBER 31,

                                                              APRIL 30, 1997             1996
 Shares sold                                                    433,136,717          636,539,589

 Shares issued to shareholders in payment of

 distributions declared                                           1,056,454            2,096,326
 Shares redeemed                                               (426,049,558)        (596,265,388)
  Net change resulting from share transactions                   (8,143,613)         (42,370,527)

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  INTERFUND TRANSACTIONS -- During the period ended April 30, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $181,413,125 and $198,715,000, respectively.

  GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

  Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1997, 59.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 7.6% of total investments.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd

Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Glen R. Johnson
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle

Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

S. Elliott Cohan
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

CONNECTICUT MUNICIPAL CASH TRUST

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

APRIL 30, 1997

[Graphic]
Federated Investors

Federated Securities Corp., Distributor
Cusip 314229105

0052406 (6/97)

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Massachusetts Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1996, through April 30, 1997. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial data is included for the fund's Institutional Service Shares and Boston 1784 Funds Shares (formerly, 1784 Funds Shares and prior to that, Bay Funds Shares).

The fund is a convenient way to keep your ready cash pursuing double tax-free income -- free from federal regular income tax and Massachusetts state income tax* -- through a portfolio concentrated in high-quality, short-term Massachusetts municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the fund paid double tax-free dividends totaling $0.02 per share for Institutional Service Shares and $0.01 per share for Boston 1784 Funds Shares. The fund's total net assets stood at $214.4 million at the end of the reporting period.

Thank you for relying on Massachusetts Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1997

* Income may be subject to the federal alternative minimum tax.

** Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S.

   government.

INVESTMENT REVIEW

An interview with the fund's portfolio manager, Mary Jo Ochson, CFA,

Senior Vice President, Federated Management

Q Can you comment on the economy and the interest rate environment during the six-month reporting period?

A Although it did not occur until near the end of the fund's semi-annual reporting period, the Federal Reserve Board (the "Fed") brought about the first change in monetary policy in over a year. On March 25, 1997, the Fed, in the face of stronger than expected demand, voted to raise the federal funds target rate from 5.25% to 5.50%. The move was viewed as being pre-emptive against the threat of future inflationary pressures possibly brought about by tight labor market conditions. Until that point, movements in interest rates reflected shifting market sentiment about the need for the Fed to move to a more restrictive policy. As the reporting period began in November 1996, the economy had been showing signs of slowing, thereby allaying the market's fears about inflation. Then, in December, the market's uneasiness was once more ignited as a string of economic statistics showed stronger growth and Fed Chairman Alan Greenspan made cautionary statements regarding inflation and "irrational exuberance" in the equity market. With inflation still appearing to be benign, the market tolerated a steady pace of growth into early 1997. However, Chairman Greenspan's Humphrey-Hawkins testimony before Congress in late February marked a turning point for the short-term money markets -- indeed the bond and equity markets as well -- as his relatively hawkish statements revealed fears at the Fed that the transitory factors that had been keeping inflation under control in the face of fairly robust growth may be coming to an end. This statement by the Fed caused a sharp reversal in interest rate movement and the market's perception about future Fed policy. The ensuing weeks brought continued evidence of persistent strength, and culminated in the Fed's action at the Federal Open Market Committee in late March.

For the first three months of the reporting period, short-term interest rates traded in a relatively narrow range as the continued friendly inflation picture provided some comfort to market participants. The yield on the six-month Treasury bill, for example, moved in a range between 5.20% and 5.35% from the beginning of November through early February. However, short-term interest rates began to rise in late February, and by the time of the Fed tightening in late March, had built in much of the expectations regarding the Fed decision. In April, the financial markets continued to focus on the likelihood of an additional tightening move later in May, causing short-term yields to rise even further. Yields on the six-month Treasury bill rose sharply over this interim period, moving from a low of 5.20% in mid-February to a high of 5.68% in late April before falling back to 5.53% by the end of reporting period.

Q How has the fund's yield responded to this rate environment?

A The yield of the fund followed the upward trend of interest rates. The seven-day net yield for the fund's Institutional Service Shares on April 30, 1997 was 3.48% compared to 3.01% six months ago.* The latest yield was the equivalent of a 5.76% taxable rate of return for investors in the highest federal tax bracket. Over the six-month reporting period the tax-exempt yield averaged 2.93%, which is equivalent to a pre-tax yield of 4.85% for those same investors.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

For the Boston 1784 Funds Shares, the seven-day net yield on April 30, 1997 was 3.46% compared to 2.99% six months ago.* The latest yield was equivalent to a 5.73% pre-tax yield. The average tax-exempt yield over the period was 2.91%, which is comparable to a taxable yield of 5.72% for those investors in the highest federal tax bracket.

Q What was your strategy for managing the fund over the reporting period?

A The fund's average maturity at the beginning of the reporting period was approximately 61 days. As signs of strength in the economy became more apparent, and as expectations of an imminent Fed tightening grew in the first quarter of 1997, we lowered the average maturity target of the fund to between 40 and 50 days. At the end of the reporting period we stood at an average maturity of 48 days. By allowing the average maturity of the portfolio to roll inward from 61 days to a target range of 40 to 50 days, we were able to take advantage of higher interest rates going forward.

Once an average maturity range is targeted, the portfolio attempts to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as treasury securities. The fund's portfolio remained barbelled in structure, which combined a significant portion in seven-day variable rate demand notes and short maturity commercial paper with purchases of longer-term, six- to twelve-month fixed rate notes. This portfolio structure continues to pursue a competitive yield over time.

Q With one rate increase behind us, what is your outlook for the remainder of 1997?

A Although the Fed decided to hold short-term interest rates steady in the March meeting, our expectations are that the Fed will find cause to tighten monetary policy further in 1997 -- perhaps as soon as in July. It is also anticipated that the overall tightening cycle will not be long in terms of magnitude or duration. The pre-emptive move by the Fed should help to preclude the need for more aggressive action down the road by preventing the build-up of inflationary pressures. We would look to see moderately higher short-term interest rates throughout the course of the year, but not to the extent evidenced in the last tightening cycle in 1994. As such, we will likely continue in our modestly defensive stance for the portfolio until market conditions indicate otherwise.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

MASSACHUSETTS MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS

APRIL 30, 1997 (UNAUDITED)


  PRINCIPAL
    AMOUNT

VALUE

 (A)SHORT-TERM MUNICIPALS -- 99.2%
                       MASSACHUSETTS -- 97.6%

 $           3,000,000 Amherst-Pelham Regional School District, MA, 4.09% BANs, 2/13/1998      $
3,007,520
               742,000 Ayer, MA, 4.875% Bonds (AMBAC INS), 8/15/1997
744,465
             1,000,000 Barnstable, MA, 4.00% BANs, 10/23/1997
1,000,119
             1,900,000 Boston, MA Water & Sewer Commission, General Revenue Bonds
                       (1994 Series A) Weekly VRDNs (State Street Bank and Trust Co. LOC)

1,900,000

             6,500,000 Chatham, MA, 4.00% BANs, 7/2/1997
6,502,602
             3,000,000 Clinton, MA, 4.00% BANs, 11/21/1997
3,005,660
            14,696,550 (b)Clipper, MA Tax Exempt Trust Weekly VRDNs (State Street Bank and
                       Trust Co. LIQ)

14,696,550

             3,465,000 (b)Clipper, MA Tax Exempt Trust, (Series 1993-1) Weekly VRDNs (State
                       Street Bank and Trust Co. LIQ)

3,465,000

             3,000,000 Commonwealth of Massachusetts Weekly VRDNs (AMBAC INS)/
                       (Citibank N.A., New York LIQ)

3,000,000

             1,645,000 Commonwealth of Massachusetts, (Series B), 5.00% Bonds, 6/1/1997
1,646,628
             3,200,000 Framingham, MA IDA Weekly VRDNs (Perini Corp)/(Barclays Bank
                       PLC, London LOC)

3,200,000

             3,000,000 Gloucester, MA, 3.85% BANs, 8/8/1997
3,001,018
             5,400,000 Haverhill, MA, 4.50% BANs (Fleet National Bank, Providence, RI
                       LOC), 8/1/1997

5,408,669

             2,000,000 Massachusetts Bay Transit Authority, (Series C), 3.60% CP
                       (Westdeutsche Landesbank Girozentrale LOC), Mandatory Tender

                       5/22/1997

2,000,000

             2,000,000 Massachusetts Bay Transit Authority, (Series C), 3.80% CP
                       (Westdeutsche Landesbank Girozentrale LOC), Mandatory Tender

                       5/21/1997

2,000,000

               400,000 Massachusetts HEFA Weekly VRDNs (Harvard University)
400,000

            16,500,000 Massachusetts HEFA, (Series A) Weekly VRDNs (Brigham & Women's
                       Hospital)/(Sanwa Bank Ltd, Osaka LOC)

16,500,000

MASSACHUSETTS MUNICIPAL CASH TRUST


   PRINCIPAL
    AMOUNT

VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED

                       MASSACHUSETTS -- CONTINUED

 $           2,200,000 Massachusetts HEFA, (Series A) Weekly VRDNs (Endicott College)/
                       (BayBanks of Boston LOC)                                                $
2,200,000

             3,225,000 Massachusetts HEFA, (Series A) Weekly VRDNs (New England Home
                       For Little Wanderers)/(First National Bank of Boston, MA LOC)

3,225,000

             2,300,000 Massachusetts HEFA, (Series B) Weekly VRDNs (Clark University)/
                       (Sanwa Bank Ltd., Osaka LOC)

2,300,000

             2,300,000 Massachusetts HEFA, (Series E) Weekly VRDNs (Williams College, MA)
2,300,000
             3,200,000 Massachusetts HEFA, (Series E) Daily VRDNs (Capital Asset
                       Program)/(First National Bank of Chicago LOC)

3,200,000

             7,200,000 Massachusetts HEFA, (Series F) Weekly VRDNs (Children's Hospital
                       of Boston)

7,200,000

             9,835,000 Massachusetts HEFA, (Series G) Weekly VRDNs (Massachusetts
                       Institute of Technology)

9,835,000

             2,025,000 Massachusetts HEFA, (Series I) Weekly VRDNs (Harvard University)
2,025,000
             6,000,000 Massachusetts HEFA, 3.75% CP (Harvard University), Mandatory
                       Tender 7/16/1997

6,000,000

             6,000,000 Massachusetts HEFA, 3.80% CP (Harvard University), Mandatory
                       Tender 5/1/1997

6,000,000

               500,000 Massachusetts IFA Weekly VRDNs (Berkshire, MA School)/(National
                       Westminster Bank, PLC, London LOC)

500,000

             1,300,000 Massachusetts IFA Weekly VRDNs (Groton School)/(National
                       Westminster Bank, PLC, London LOC)

1,300,000

             1,700,000 Massachusetts IFA Weekly VRDNs (Hampshire College)/(National
                       Westminster Bank, PLC, London LOC)

1,700,000

             2,350,000 Massachusetts IFA Weekly VRDNs (Kendall Square Entity)/(State
                       Street Bank and Trust Co. LOC)

2,350,000

             1,910,000 Massachusetts IFA, (1995 Series A) Weekly VRDNs (Bradford College
                       Issue)/(First National Bank of Boston, MA LOC)

1,910,000

               300,000 Massachusetts IFA, (Series 1992) Weekly VRDNs (Holyoke Water
                       Power Co.)/(Canadian Imperial Bank of Commerce, Toronto LOC)

300,000

MASSACHUSETTS MUNICIPAL CASH TRUST


   PRINCIPAL
    AMOUNT

VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED

                       MASSACHUSETTS -- CONTINUED

 $           3,300,000 Massachusetts IFA, (Series 1992A) Weekly VRDNs (Ogden Haverhill)/
                       (Union Bank of Switzerland, Zurich LOC)                                 $
3,300,000

             5,000,000 Massachusetts IFA, (Series 1992B), 3.50% CP (New England Power Co.),
                       Mandatory Tender 5/29/1997

5,000,000

             6,000,000 Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard House)/
                       (Fleet Bank of New York LOC)

6,000,000

             5,800,000 Massachusetts IFA, (Series 1995) Weekly VRDNs (Whitehead Institute
                       for Biomedical Research)

5,800,000

             7,200,000 Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury College)/
                       (BayBanks of Boston LOC)

7,200,000

             1,525,000 Massachusetts IFA, (Series A) Weekly VRDNs (Hockomock YMCA)/
                       (Bank of Nova Scotia, Toronto LOC)

1,525,000

             5,500,000 Massachusetts IFA, (Series B) Weekly VRDNs (Williston North
                       Hampton School)/(National Westminster Bank, PLC, London LOC)

5,500,000

             5,955,000 Massachusetts IFA, Revenue Bonds (Series 1995) Weekly VRDNs
                       (Emerson College Issue)/(BayBanks of Boston LOC)

5,955,000

             5,000,000 Massachusetts IFA, Revenue Bonds (Series 1995C) Weekly VRDNs
                       (Edgewood Retirement Community Project)/(Dresdner Bank Ag,

                       Frankfurt LOC)

5,000,000

             1,600,000 Massachusetts Municipal Wholesale Electric Company, Power Supply
                       System Revenue Bonds (1994 Series C) Weekly VRDNs (Canadian
                       Imperial Bank of Commerce, Toronto LOC)

1,600,000

             4,000,000 Massachusetts State HFA, (Series 50), 3.70% TOBs (Bayerische
                       Landesbank Girozentrale INV), Mandatory Tender 6/2/1997

4,000,000

             3,200,000 Massachusetts Water Resources Authority, (Series 1994), 3.40% CP
                       (Morgan Guaranty Trust Co., New York LOC), Mandatory Tender

                       5/19/1997

3,200,000

             2,000,000 Massachusetts Water Resources Authority, (Series 1994), 3.50% CP
                       (Morgan Guaranty Trust Co., New York LOC), Mandatory Tender

                       7/16/1997

2,000,000

             2,000,000 Medway, MA, 4.50% BANs, 6/13/1997
2,001,724
             2,300,000 Melrose, MA, 4.25% BANs, 8/22/1997
2,301,719

MASSACHUSETTS MUNICIPAL CASH TRUST


   PRINCIPAL
    AMOUNT

VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED

                       MASSACHUSETTS -- CONTINUED

 $           3,080,000 Middleton, MA, 4.10% BANs, 9/5/1997                                     $
3,082,058
             1,665,400 Millbury, MA, 4.00% BANs, 11/14/1997
1,667,563
             3,494,797 Milton, MA, 3.73% BANs, 12/16/1997
3,495,411
             5,000,000 North Andover, MA, 4.00% BANs, 1/22/1998
5,010,523
             3,773,100 North Andover, MA, 4.10% BANs, 9/11/1997
3,773,485
             1,100,000 Rutland, MA, 4.10% BANs, 2/13/1998
1,102,507
             2,500,000 Southborough, MA, 4.00% BANs, 2/6/1998
2,505,558
             4,500,000 Springfield, MA, 4.50% BANs (Fleet National Bank, Providence, RI
                       LOC), 6/27/1997

4,503,374

                         Total

209,347,153

                       PUERTO RICO -- 1.6%

             3,500,000 Puerto Rico Industrial, Medical & Environmental PCA, (Series 1988),
                       3.70% CP (Inter American University of Puerto Rico)/(Bank of Tokyo-
                       Mitsubishi Ltd. LOC), Mandatory Tender 7/24/1997

3,500,000

                         TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                                $

212,847,153

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Ratings Group, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At April 30, 1997, the portfolio securities were rated as follows:

    Tier Rating Percent Based on Total Market Value (unaudited)

    FIRST TIER     SECOND TIER
      99.22%        0.78%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At April 30, 1997, these securities amounted to $18,161,550 which represents 8.5% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($214,407,753) at April 30, 1997.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation BANs -- Bond Anticipation Notes CP -- Commercial Paper HEFA -- Health and Education Facilities Authority HFA -- Housing Finance Authority IDA -- Industrial Development Authority IFA -- Industrial Finance Authority INS -- Insured INV -- Investment Agreement LIQ -- Liquidity Agreement LOC -- Letter of Credit PCA -- Pollution Control Authority PLC -- Public Limited Company TOBs -- Tender Option Bonds VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1997 (UNAUDITED)



 ASSETS:

 Total investments in securities, at amortized cost and value                          $212,847,153
 Cash                                                                                       583,681
 Income receivable                                                                        1,560,713
   Total assets                                                                         214,991,547

 LIABILITIES:

 Payable for shares redeemed                                             $  25,000
 Income distribution payable                                               504,483
 Accrued expenses                                                           54,311
   Total liabilities                                                                        583,794
 NET ASSETS for 214,407,753 shares outstanding                                         $214,407,753

 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SERVICE SHARES:

 $164,156,547 / 164,156,547 shares outstanding                                                $1.00
 BOSTON 1784 FUNDS SHARES:
 $50,251,206 / 50,251,206 shares outstanding                                                  $1.00

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)


 INVESTMENT INCOME:
 Interest                                                                                   $3,283,479

 EXPENSES:

 Investment advisory fee                                                       $ 471,143
 Administrative personnel and services fee                                        76,818
 Custodian fees                                                                    8,996
 Transfer and dividend disbursing agent fees and expenses                         29,284
 Sub-transfer agent fees -- Boston 1784 Funds Shares                               5,313
 Directors'/Trustees' fees                                                         1,654
 Auditing fees                                                                     6,839
 Legal fees                                                                        2,222
 Portfolio accounting fees                                                        31,822
 Shareholder services fee -- Institutional Service Shares                        169,166
 Shareholder services fee -- Boston 1784 Funds Shares                             66,416
 Share registration costs                                                         14,156
 Printing and postage                                                             11,334
 Insurance premiums                                                                2,548
 Miscellaneous                                                                     1,384
     Total expenses                                                              899,095
 Waivers --

     Waiver of investment advisory fee                            $(140,528)
     Waiver of shareholder services fee --
     Institutional Service Shares                                  (169,166)
     Waiver of shareholder services fee -- Boston 1784 Funds        (66,416)
     Shares
         Total waivers                                                          (376,110)
                 Net expenses                                                                  522,985
                   Net investment income                                                    $2,760,494

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS


                                                 SIX MONTHS

                                                    ENDED

                                                 (UNAUDITED)               YEAR ENDED
                                                  APRIL 30,                OCTOBER 31,

                                                    1997                       1996
 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS --

 Net investment income                         $   2,760,494           $     5,167,035
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Institutional Service Shares                    (1,988,395)               (3,622,277)
  Boston 1784 Funds Shares                          (772,099)               (1,544,758)
  Change in net assets resulting from             (2,760,494)               (5,167,035)
  distributions to shareholders
 SHARE TRANSACTIONS --

 Proceeds from sale of shares                     346,743,377              533,103,977
 Net asset value of shares issued to
 shareholders in payment of
 distributions declared                             1,162,573                2,757,964
 Cost of shares redeemed                         (307,904,518)            (507,663,326)
  Change in net assets resulting from share        40,001,432               28,198,615
  transactions

  Change in net assets                             40,001,432               28,198,615
 NET ASSETS:
 Beginning of period                              174,406,321              146,207,706
 End of period                                 $  214,407,753           $  174,406,321

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                SIX MONTHS

                                  ENDED
                                (UNAUDITED)

                                APRIL 30,                            YEAR ENDED OCTOBER 31,
                                   1997       1996      1995     1994      1993       1992      1991
1990(A)

 NET ASSET VALUE,

 BEGINNING OF PERIOD                $ 1.00     $ 1.00  $ 1.00    $ 1.00     $ 1.00     $ 1.00   $ 1.00
$ 1.00
 INCOME FROM
 INVESTMENT OPERATIONS

  Net investment income               0.02       0.03    0.03      0.02       0.02       0.03
0.05      0.03
 LESS DISTRIBUTIONS

  Distributions from net

  investment income                  (0.02)     (0.03)  (0.03)    (0.02)     (0.02)     (0.03)
(0.05)    (0.03)
 NET ASSET VALUE, END OF PERIOD     $ 1.00     $ 1.00  $ 1.00    $ 1.00     $ 1.00     $ 1.00   $ 1.00
$ 1.00
 TOTAL RETURN(B)                     1.46%      3.07%   3.34%     2.14%      1.99%      2.87%
4.63%     2.59%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                          0.55%*      0.55%   0.55%     0.55%      0.53%      0.34%    0.30%
0.17%*
  Net investment income             2.93%*      3.02%   3.30%     2.12%      1.97%      2.82%    4.48%
5.66%*
  Expense waiver/

  reimbursement(c)                  0.40%*      0.42%   0.45%     0.35%      0.43%      0.55%    0.69%
0.57%*
 SUPPLEMENTAL DATA
  Net assets, end of

  period (000 omitted)            $164,156   $119,739  $99,628  $90,013    $84,524    $85,570   $81,681
$63,483

  * Computed on an annualized basis.

(a) Reflects operations for the period from May 18, 1990 (date of initial public investment) to October 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- BOSTON 1784 FUNDS SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                              SIX MONTHS

                                                      ENDED
                                                   (UNAUDITED)

                                                    APRIL 30,                        YEAR ENDED OCTOBER

31,

                                                       1997        1996      1995         1994
1993(A)



 NET ASSET VALUE, BEGINNING OF PERIOD                    $ 1.00    $ 1.00     $ 1.00        $ 1.00
$ 1.00
 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                                    0.01      0.03       0.03
0.02          0.01
 LESS DISTRIBUTIONS

  Distributions from net investment income                (0.01)    (0.03)     (0.03)
(0.02)        (0.01)
 NET ASSET VALUE, END OF PERIOD                          $ 1.00    $ 1.00     $ 1.00        $ 1.00
$ 1.00
 TOTAL RETURN(B)                                          1.45%     3.05%      3.30%
2.05%         1.25%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                               0.57%*     0.58%      0.60%         0.64%
0.65%*
  Net investment income                                  2.91%*     3.01%      3.25%         2.09%
1.85%*
  Expense waiver/reimbursement(c)                        0.40%*     0.42%      0.45%         0.35%
0.43%*
 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)               $50,251   $54,667    $46,580       $41,912
$18,143

  * Computed on an annualized basis.

(a) Reflects operations for the period from March 8, 1993 (date of initial public investment) to October 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS

APRIL 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Boston 1784 Funds Shares (formerly, 1784 Funds Shares and prior to that, Bay Funds Shares). The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at April 30, 1997 is as follows:


 SECURITY                                          ACQUISITION DATE       ACQUISITION COST

 Clipper, MA Tax Exempt Trust Weekly                5/15/95-3/13/97          $14,696,550
 VRDN's
 Clipper, MA Tax Exempt Trust, (Series 1993-1)

 Weekly VRDN's                                          6/30/95              $ 3,465,000

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1997, capital paid-in aggregated $214,407,753. Transactions in shares were as follows:


                                                                         SIX-MONTHS           YEAR
                                                                            ENDED             ENDED

                                                                          APRIL 30,        OCTOBER 31,

 INSTITUTIONAL SERVICE SHARES                                               1997              1996
 Shares sold                                                             329,987,446        489,456,450
 Shares issued to shareholders in payment of distributions declared          524,602          1,214,590
 Shares redeemed                                                        (286,094,346)      (470,559,983)
  Net change resulting from Institutional Service Share transactions      44,417,702         20,111,057

                                                                         SIX-MONTHS            YEAR
                                                                           ENDED               ENDED

                                                                         APRIL 30,          OCTOBER 31,

 BOSTON 1784 FUND SHARES                                                    1997               1996
 Shares sold                                                              16,755,931         43,647,527
 Shares issued to shareholders in payment of distributions declared          637,971          1,543,374
 Shares redeemed                                                         (21,810,172)       (37,103,343)
  Net change resulting from Boston 1784 Funds Share transactions          (4,416,270)         8,087,558
   Net change resulting from share transactions                           40,001,432         28,198,615

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Institutional Service Shares for the period. Under the terms of a Shareholder Services Agreement with Bank Boston, N.A., the Fund will pay Bank Boston, N.A., up to 0.25% of average daily net assets of Boston 1784 Funds Shares for the period. These fees are used to finance certain services for shareholders and to maintain shareholder accounts. FSS and Bank Boston, N.A. may voluntarily choose to waive any portion of their fees. FSS and Bank Boston, N.A. can modify or terminate these voluntary waivers at any time at their sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS -- During the period ended April 30, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $149,596,550 and $129,860,000, respectively.

GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1997, 48.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.8% of total investments.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd

Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Glen R. Johnson
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle

Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

S. Elliott Cohan
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

MASSACHUSETTS
MUNICIPAL

CASH
TRUST

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

APRIL 30, 1997

INSTITUTIONAL SERVICE SHARES
BOSTON 1784 FUNDS SHARES

(FORMERLY, 1784 FUNDS SHARES AND PRIOR TO THAT, BAYFUNDS SHARES)

[Graphic]

Investment Adviser

Federated Securities Corp., Distributor

314229832
314229303

Z00326  1052806 (6/97)

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Minnesota Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1996, through April 30, 1997. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Shares and Cash Series Shares.

The fund is a convenient way to keep your ready cash pursuing double tax-free income -- free from federal regular income tax and Minnesota personal income tax* -- through a portfolio concentrated in high-quality, short-term Minnesota municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the fund paid double tax-free dividends totaling $0.02 per share for Institutional Shares and $0.01 per share for Cash Series Shares. The fund's net assets stood at $410.7 million at the end of the reporting period.

Thank you for relying on Minnesota Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1997

* Income may be subject to the federal alternative minimum tax.

** Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S.

   government.

INVESTMENT REVIEW

An interview with the fund's portfolio manager, Mary Jo Ochson, CFA,

Senior Vice President, Federated Management

Q

Can you comment on the economy and the interest rate environment during the six-month period?

A Although it did not occur until near the end of the fund's semi-annual reporting period, the Federal Reserve Board (the "Fed") brought about the first change in monetary policy in over a year. On March 25, 1997, the Fed, in the face of stronger than expected demand, voted to raise the federal funds target rate from 5.25% to 5.50%. The move was viewed as being pre-emptive against the threat of future inflationary pressures possibly brought about by tight labor market conditions. Until that point, movements in interest rates reflected shifting market sentiment about the need for the Fed to move to a more restrictive policy. As the reporting period began in November 1996, the economy had been showing signs of slowing, thereby allaying the market's fears about inflation. Then, in December, the market's uneasiness was once more ignited as a string of economic statistics showed stronger growth and Fed Chairman Alan Greenspan made cautionary statements regarding inflation and "irrational exuberance" in the equity market. With inflation still appearing to be benign, the market tolerated a steady pace of growth into early 1997. However, Chairman Greenspan's Humphrey-Hawkins testimony before Congress in late February marked a turning point for the short-term money markets -- indeed the bond and equity markets as well -- as his relatively hawkish statements revealed fears at the Fed that the transitory factors that had been keeping inflation under control in the face of fairly robust growth may be coming to an end. This statement by the Fed caused a sharp reversal in interest rate movement and the market's perception about future Fed policy. The ensuing weeks brought continued evidence of persistent strength, and culminated in the Fed's action at the Federal Open Market Committee in late March.

For the first three months of the reporting period, short-term interest rates traded in a relatively narrow range as the continued friendly inflation picture provided some comfort to market participants. The yield on the six-month Treasury bill, for example, moved in a range between 5.20% and 5.35% from the beginning of November through early February.

However, short-term interest rates began to rise in late February, and by the time of the Fed tightening in late March, had built in much of the expectations regarding the Fed decision. In April, the financial markets continued to focus on the likelihood of an additional tightening move later in May, causing short-term yields to rise even further. Yields on the six-month Treasury bill rose sharply over this interim period moving from a low of 5.20% in mid-February to a high of 5.68% in late April before falling back to 5.53% by the end of reporting period.

Q

How has the fund's yield responded to this rate environment?

A The yield of the fund followed the upward trend of interest rates. The seven-day net yield for the funds' Institutional Shares on April 30, 1997 was 4.06% compared to 3.41% six months ago.* The latest yield was the equivalent of a 6.72% taxable rate of return for investors in the highest federal tax bracket. Over the six-month reporting period the tax-exempt yield averaged 3.30%, which is equivalent to a pre-tax yield of 5.46% for those same investors.

For the Cash Series Shares, the seven-day net yield on April 30, 1997, was 3.56% compared to 2.91% six months ago.* The latest yield was equivalent to a 5.89% pre-tax yield. The average tax-exempt yield over the period was 2.80%, which is comparable to a taxable yield of 4.64% for those investors in the highest federal tax bracket.

Q

What was your strategy for managing the fund over the period?

A The fund's average maturity at the beginning of the reporting period was around 48 days. As signs of strength in the economy became more apparent, and as expectations of an imminent Fed tightening increased in the first quarter of 1997, the fund's average maturity remained in the 40-50 day range. We used this neutral portfolio target while participating in the Minnesota fixed rate note season. We took advantage of its attractive yields in early 1996. At the end of the reporting period the fund stood at an average maturity of 49 days.

Q

With one rate increase behind us, what is your outlook for the remainder of 1997?

A Although the Fed decided to hold short-term interest rates steady in the March meeting, our expectations are that the Fed will find cause to tighten monetary policy further in 1997 -- perhaps as soon as in July. It is also anticipated that the overall tightening cycle will not be long in terms of magnitude or duration. The pre-emptive move by the Fed should help to preclude the need for more aggressive action down the road by preventing the build-up of inflationary pressures. We would look to see moderately higher short-term interest rates throughout the course of the year, but not to the extent evidenced in the last tightening cycle in 1994. As such, we will likely continue in our modestly defensive stance for the portfolio until market conditions indicate otherwise.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

MINNESOTA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)


  PRINCIPAL
    AMOUNT

VALUE

 (A)SHORT-TERM MUNICIPALS -- 99.6%

                       MINNESOTA -- 99.6%

 $           6,000,000 Anoka City, MN Solid Waste Disposal Authority, 3.85% CP (United
                       Power Associates)/(National Rural Utilities Cooperative Finance Corp.
                       GTD), Mandatory Tender 7/18/1997                                         $
6,000,000

             2,050,000 Anoka, MN, Multifamily Housing Revenue Bonds Weekly VRDNs
                       (Walker Plaza Project)/(First Bank N.A., Minneapolis LOC)

2,050,000

             3,785,000 Apple Valley, MN, IDRB (Series 1995) Weekly
                       VRDNs (AV Development Company Project)/(Firstar
                       Bank, Minnesota LOC)

3,785,000

             2,355,000 Baudette, MN, IDR (Series 1989) Weekly VRDNs
                       (Reid Powell, Inc.)/ (NationsBank, South LOC)

2,355,000

             2,000,000 Becker, MN, PCR (Series 1993-B), 3.35% CP (Northern States Power
                       Co.), Mandatory Tender 5/12/1997

2,000,000

             6,700,000 Becker, MN, PCR (Series 1993A & B), 3.40% CP
                       (Northern States Power Co.), Mandatory Tender
                       6/11/1997

6,700,000

             4,000,000 Becker, MN, PCR (Series 1993A & B), 3.80% CP
                       (Northern States Power Co.), Mandatory Tender
                       8/22/1997

4,000,000

               500,000 Beltrami County, MN, Environmental Control Authority Daily
                       VRDNs (Northwood Panelboard Co.)/(Union Bank of Switzerland,

                       Zurich LOC)

500,000

             1,400,000 Beltrami County, MN, Environmental Control Authority, (Series 1995)
                       Daily VRDNs (Northwood Panelboard Co.)/(Union Bank of

                       Switzerland, Zurich LOC)

1,400,000

             2,855,000 Blaine, MN, Industrial Development Revenue
                       Bonds (Series 1996) Weekly VRDNs (S & S of
                       Minnesota, LLC Project)/(Norwest Bank
                       Minnesota, Minneapolis LOC)

2,855,000

             3,000,000 Bloomington, MN Port Authority, Special Tax Revenue Refunding
                       Bonds (Series 1994B) Weekly VRDNs (Mall of America)/(FSA INS)/

                       (Credit Local de France LIQ)

3,000,000

             2,000,000 Bloomington, MN Port Authority, Special Tax Revenue Refunding
                       Bonds (Series 1996B) Weekly VRDNs (Mall of America)/(FSA INS)/

                       (Credit Local de France LIQ)

2,000,000

MINNESOTA MUNICIPAL CASH TRUST


  PRINCIPAL
    AMOUNT

VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED

                       MINNESOTA -- CONTINUED

 $           3,300,000 Bloomington, MN, IDRB (Series 1995) Weekly VRDNs (Now
                       Technologies, Inc. Project)/(Norwest Bank Minnesota, Minneapolis
                       LOC)                                                                     $
3,300,000

             5,000,000 Bloomington, MN, Multifamily Housing Weekly VRDNs (Crow/
                       Bloomington Apartments)/(Citibank N.A., New York LOC)

5,000,000

             4,180,000 Burnsville, MN, Adjustable Rate IDRB (Series 1996) Weekly VRDNs
                       (Caire, Inc. Project)/(Bank One, Milwaukee, WI N.A. LOC)

4,180,000

             7,975,000 Burnsville, MN, Multifamily Housing Weekly VRDNs (Berkshire of
                       Burnsville)/(Sumitomo Bank Ltd., Osaka LOC)

7,975,000

             1,275,000 Chanhassen, MN IDA, (Series 1995) Weekly VRDNs (Building
                       Management Group, L.L.C. Project)/(Norwest Bank Minnesota,

                       Minneapolis LOC)

1,275,000

             1,700,000 Chaska, MN, GO Refunding Bonds of 1996, 3.80% Bonds, 12/1/1997
1,698,249
             5,000,000 Cloquet, MN, Industrial Facilities Revenue Bonds (Series 1996A)
                       Weekly VRDNs (Potlatch Corp.)/(Credit Suisse, Zurich LOC)

5,000,000

             2,800,000 Coon Rapids, MN Hospital Authority, (Series 1985) Weekly VRDNs
                       (Health Central System)/(First Bank N.A., Minneapolis LOC)

2,800,000

             2,350,000 Cottage Grove, MN, IDR Refunding Bonds (Series 1995) Weekly
                       VRDNs (Supervalu Inc.)/(Wachovia Bank of Georgia N.A.,

                       Atlanta LOC)

2,350,000

             5,300,000 Crystal, MN IDA Weekly VRDNs (Crystal Gallery Mall, MN)/
                       (Citibank N.A., New York LOC)

5,300,000

            10,745,000 (b)Dakota County & Washington County MN Housing
                       & Redevelopment Authority, MERLOTS (Series J),
                       4.05% TOBs (United States Treasury
                       COL)/(Corestates Bank N.A., Philadelphia, PA
                       LIQ), Optional Tender 6/1/1997

10,745,000

             1,555,000 (b)Dakota County, MN Housing & Redevelopment
                       Authority, (Custodial Receipts), 4.00% TOBs
                       (GNMA COL)/(Corestates Bank N.A., Philadelphia,
                       PA LIQ), Optional Tender 9/1/1997

1,555,000

             3,000,000 (b)Dakota County, Washington County & Anoka
                       City, MN Housing & Redevelopment Authority,
                       MERLOTS-Series H, 4.05% TOBs (United States
                       Treasury COL)/(Corestates Bank N.A.,
                       Philadelphia, PA LIQ), Optional Tender 6/1/1997

3,000,000

MINNESOTA MUNICIPAL CASH TRUST


  PRINCIPAL
    AMOUNT

VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED

                       MINNESOTA -- CONTINUED

 $           9,525,000 Duluth, MN, GO Tax and Aid Anticipation Certificates of
                       Indebtedness of 1997, 4.00% TANs, 12/31/1997                             $
9,543,430

             8,000,000 Eagan, MN, Multifamily Housing (Series 1992A) Weekly VRDNs
                       (Cinnamon Ridge)/(Mellon Bank N.A., Pittsburgh LOC)

8,000,000

               835,000 Eden Prairie, MN IDA, #194 Weekly VRDNs (Richard W. Cohen
                       Project)/(Norwest Bank Minnesota, Minneapolis LOC)

835,000

             1,340,000 Eden Prairie, MN IDA, (Series 1996) Weekly VRDNs (Challenge
                       Printing, Inc. Project)/(Norwest Bank Minnesota,

                       Minneapolis LOC)

1,340,000

             1,405,000 Eden Prairie, MN IDA, (Series 1995) Weekly VRDNs (Robert
                       Lothenbach Project)/(Norwest Bank Minnesota,

                       Minneapolis LOC)

1,405,000

             1,025,000 Elk River, MN Weekly VRDNs (Tescom Project)/(Norwest Bank
                       Minnesota, Minneapolis LOC)

1,025,000

             2,945,000 Farmington, MN, (Series 1996) Weekly VRDNs (Lexington Standard
                       Corporation Project)/(Norwest Bank Minnesota, Minneapolis LOC)

2,945,000

               960,000 Foley, MN Independent School District No. 051, 3.84% TANs
                       (Minnesota Tax and Aid Anticipation Borrowing Program GTD),

                       2/6/1998

961,349

             3,300,000 (b)Forest Lake, MN, Series A, 4.00% TOBs
                       (Allina Health System, MN), Optional Tender
                       7/1/1997

3,300,000

             3,910,000 Fridley, MN, (Series 1984) Weekly VRDNs (River Road Investors
                       Project)/(Citibank N.A., New York LOC)

3,910,000

            10,600,000 Hennepin Co. MN, (Series 1995C) Weekly VRDNs (Hennepin Co.
                       MN GTD)

10,600,000

             5,550,000 Hennepin Co. MN, (Series 1996C) Weekly VRDNs (Hennepin Co.
                       MN GTD)

5,550,000

             5,500,000 Hubbard County, MN, Solid Waste Disposal (Series 1990) Weekly
                       VRDNs (Potlatch Corp.)/(Credit Suisse, Zurich LOC)

5,500,000

             3,205,000 Lakeville, MN ISD 194, (Series 1996), 3.90% TRANs, 9/30/1997
3,205,000
             1,000,000 (b)MN Insured Municipal Securities Trust, Series 1996A, Floating Rate
                       Certificates Weekly VRDNs (Eden Prairie MN, ISD 272)/(MBIA INS)/

                       (Norwest Bank Minnesota, Minneapolis LIQ)

1,000,000

MINNESOTA MUNICIPAL CASH TRUST


  PRINCIPAL
    AMOUNT

VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED

                       MINNESOTA -- CONTINUED

 $           1,125,000 (b)MN Insured Municipal Securities Trust, Series 1996B, Floating Rate
                       Certificates Weekly VRDNs (Eden Prairie MN, ISD 272)/(MBIA INS)/
                       (Norwest Bank Minnesota, Minneapolis LIQ)                                $
1,125,000

             2,500,000 (b)MN Insured Municipal Securities Trust, Series 1996H, Floating Rate
                       Certificates Weekly VRDNs (St. Louis Park, MN Health Care
                       Facilities)/(AMBAC INS)/(Norwest Bank Minnesota, Minneapolis

                       LIQ)

2,500,000

             5,000,000 (b)MN Municipal Securities Trust, Series 1996F, Floating Rate Certificates
                       Weekly VRDNs (Benedictine Health System) /(Norwest Bank

                       Minnesota, Minneapolis LIQ)

5,000,000

             4,000,000 (b)MN Municipal Securities Trust, Series 1996H, Floating Rate
                       Certificates Weekly VRDNs (Rosemount, MN ISD 196)/(FSA INS)/
                       (Norwest Bank Minnesota, Minneapolis LIQ)

4,000,000

             2,250,000 (b)MN Municipal Securities Trusts, Series 1996D, Floating Rate
                       Certificates Weekly VRDNs (North St. Paul-Maplewood, MN ISD
                       622)/(Norwest Bank Minnesota, Minneapolis LIQ)

2,250,000

             3,900,000 Maple Grove, MN IDA, (Series 1991A) Weekly VRDNs (Eagle Ridge,
                       MN Apartments)/(Sumitomo Bank Ltd., Osaka LOC)

3,900,000

             3,000,000 Maple Grove, MN IDA, (Series 1991B) Weekly VRDNs (Eagle Ridge,
                       MN Apartments)/(Sumitomo Bank Ltd., Osaka LOC)

3,000,000

             2,025,000 Maplewood, MN, Multifamily Housing (Series 1993) Weekly VRDNs
                       (Silver Ridge Project)/(Federal Home Loan Bank of Chicago LOC)

2,025,000

             2,580,000 Mendota Heights, MN, Multifamily Revenue Bonds Weekly VRDNs
                       (Lexington Heights Apartments)/(Sumitomo Bank Ltd., Osaka LOC)

2,580,000

             1,555,000 Minneapolis CDA, Refunding Revenue Bonds Weekly VRDNs
                       (Riverplace Project (The Pinnacle Apartments))/(Sumitomo Bank Ltd.,

                       Osaka LOC)

1,555,000

               700,000 Minneapolis, MN IDA Weekly VRDNs (JTJ Co.)/(First Bank N.A.,
                       Minneapolis LOC)

700,000

             6,600,000 Minneapolis, MN, (Series 1995B) Weekly VRDNs
6,600,000

             7,000,000 Minneapolis, MN, Housing Development Revenue Refunding Bonds
                       (Series 1988) Weekly VRDNs (Symphony Place) /(Citibank N.A.,

                       New York LOC)

7,000,000

MINNESOTA MUNICIPAL CASH TRUST


  PRINCIPAL
    AMOUNT

VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED

                       MINNESOTA -- CONTINUED

 $           1,000,000 Minneapolis, MN, Variable Rate Demand Commercial Development
                       Revenue Refunding Bonds (Series 1996) Weekly VRDNs (WNB &
                       Company Project)/(First Bank N.A., Minneapolis LOC)                      $
1,000,000

             1,000,000 Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly
                       VRDNs (One Ten Grant Project)/(First Bank N.A., Minneapolis LOC)

1,000,000

            11,000,000 Minneapolis, MN, Various Purpose Bonds (Series 1996) Weekly
                       VRDNs (Bayerische Vereinsbank AG, Munich LIQ)

11,000,000

               991,000 (b)Minneapolis/St. Paul MN Housing Finance
                       Board, SFM Revenue Bonds, 4.20% TOBs (GNMA
                       COL)/(Corestates Bank N.A., Philadelphia, PA
                       LIQ), Optional Tender 8/1/1997

991,000

             4,020,000 (b)Minneapolis/St. Paul MN Housing Finance
                       Board, SFM Revenue Bonds, MERLOTS (Series D),
                       4.00% TOBs (GNMA COL)/(Corestates Bank N.A.,
                       Philadelphia, PA LIQ), Optional Tender 7/1/1997

4,020,000

             8,000,000 Minnesota Agricultural and Economic Development Board, (Series
                       1996) Weekly VRDNs (Evangelical Lutheran Good Samaritan
                       Society)/(Rabobank Nederland, Utrecht LOC)

8,000,000

             8,000,000 Minnesota State Commissioner of Iron Range Resources &
                       Rehabilitation, (Series 1991) Weekly VRDNs (Louisiana-Pacific Corp.)/
                       (Wachovia Bank of NC, N.A., Winston-Salem LOC)

8,000,000

               775,000 Minnesota State HFA, Rental Housing (Series D), 4.15% Bonds
                       (MBIA INS), 8/1/1997

775,557

            10,900,000 Minnesota State HFA, Single Family Mortgage Bonds (Series J), 3.65%
                       TOBs, Mandatory Tender 12/11/1997

10,900,000

            10,305,000 Minnesota State HFA, Single Family Mortgage Bonds (Series K),
                       3.60% TOBs, Mandatory Tender 12/11/1997

10,305,000

             3,800,000 Minnesota State Higher Education Coordinating Board, (Series 1992A)
                       Weekly VRDNs (First Bank N.A., Minneapolis LIQ)

3,800,000

             7,000,000 Minnesota State Higher Education Coordinating Board, 1992 (Series B)
                       Weekly VRDNs (First Bank N.A., Minneapolis LIQ)

7,000,000

             8,700,000 Minnesota State Higher Education Coordinating Board, 1992 (Series C)
                       Weekly VRDNs (First Bank N.A., Minneapolis LIQ)

8,700,000

MINNESOTA MUNICIPAL CASH TRUST


  PRINCIPAL
    AMOUNT

VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED

                       MINNESOTA -- CONTINUED

 $           6,500,000 Minnesota State Higher Education Coordinating Board, 1992 (Series C)
                       Weekly VRDNs (First Bank N.A., Minneapolis LIQ)                          $
6,500,000

             3,000,000 Minnesota State Higher Education Facility Authority, (Series Four-A2)
                       Weekly VRDNs (University of St. Thomas)

3,000,000

             5,000,000 Minnesota State, (Series A), 5.00% Bonds (AMBAC INS), 6/30/1997
5,010,489
             1,000,000 Minnesota State, 6.60% Bonds, 8/1/1997
1,006,493
             3,825,000 Minnesota State, GO State Various Purpose Bonds, 5.00% Bonds,
                       11/1/1997

3,847,829

             5,000,000 Minnesota State, UT GO Refunding Bonds, 4.70% Bonds, 8/1/1997
5,012,967
             2,000,000 Minnesota Tax and Aid Anticipation Borrowing Program, (Series B),
                       3.65% TANs (Minnesota Tax and Aid Anticipation Borrowing

                       Program GTD), 3/10/1998

2,000,000

             9,500,000 Minnesota Tax and Aid Anticipation Borrowing Program, Certificates
                       of Participation, Aid Anticipation Series 1996A, 4.50% TANs
                       (Minnesota Tax and Aid Anticipation Borrowing Program GTD),
                       8/19/1997

9,515,145

             6,600,000 Minnesota Tax and Aid Anticipation Borrowing Program, Certificates
                       of Participation, Aid Anticipation Series 1996B, 4.50% TANs
                       (Minnesota Tax and Aid Anticipation Borrowing Program GTD),
                       9/9/1997

6,614,159

             1,300,000 Minnetonka, MN, IDRB (Series 1996) Weekly VRDNs (PGI Cos., Inc.)/
                       (Norwest Bank Minnesota, Minneapolis LOC)

1,300,000

             5,900,000 Minnetonka, MN, Multifamily Housing Revenue Refunding Bonds
                       (Series 1995) Weekly VRDNs (Southampton Apartments Project
                       (MN))/(National Bank of Canada, Montreal LOC)

5,900,000

             1,300,000 New Brighton, MN, IDR Weekly VRDNs (Unicare Homes, Inc.)/
                       (Banque Paribas, Paris LOC)

1,300,000

             1,000,000 New Hope, MN IDRB, (Series 1994) Weekly VRDNs (Gaines and
                       Hanson Printing Co.)/(Norwest Bank Minnesota, Minneapolis LOC)

1,000,000

             3,560,000 New Hope, MN Weekly VRDNs (Paddock Labs)/(First Bank N.A.,
                       Minneapolis LOC)

3,560,000

MINNESOTA MUNICIPAL CASH TRUST


  PRINCIPAL
    AMOUNT

VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED

                       MINNESOTA -- CONTINUED

 $           2,445,000 Olmsted County, MN Building Authority, Certificates of Participation
                       Weekly VRDNs (Human Services Infrastructure)/(Toronto-Dominion
                       Bank LOC)                                                                $
2,445,000

             1,800,000 Perham, MN IDA Weekly VRDNs (Land O' Lakes, Inc.)/(Rabobank
                       Nederland, Utrecht LOC)

1,800,000

             1,320,000 Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Norwest Bank
                       Minnesota, Minneapolis LOC)

1,320,000

             4,000,000 Plymouth, MN, IDRB (Series 1994) Weekly VRDNs
                       (Olympic Steel, Inc.)/(National City Bank,
                       Cleveland, OH LOC)

4,000,000

             1,180,000 Port of Austin, MN Weekly VRDNs (Mower House Color)/(Norwest
                       Bank Minnesota, Minneapolis LOC)

1,180,000

               750,000 Rogers, MN IDA Weekly VRDNs (Metal Sales Manufacturing Corp)/
                       (KeyBank, N.A. LOC)

750,000

             2,750,000 Rogers, MN IDA, IDRB Weekly VRDNs (DAC
                       Development, LLC Project)/(Norwest Bank
                       Minnesota, Minneapolis LOC)

2,750,000

             8,000,000 Shakopee, MN Hospital Finance Authority Weekly VRDNs
                       (St. Francis Regional Medical Center)/(Citibank N.A., New York LOC)

8,000,000

             1,450,000 (b)St. Cloud, MN Housing & Redevelopment Authority, Revenue
                       Refunding Bonds (Series 1994A) Weekly VRDNs (Coborn's
                       Incorporated Project)/(Norwest Bank Minnesota, Minneapolis LOC)

1,450,000

             2,655,000 (b)St. Cloud, MN Housing & Redevelopment Authority, Revenue
                       Refunding Bonds (Series 1994B) Weekly VRDNs (Coborn's
                       Incorporated Project)/(Norwest Bank Minnesota, Minneapolis LOC)

2,655,000

             4,800,000 St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs
                       (District Cooling St. Paul, Inc.)/(Credit Local de France LOC)

4,800,000

               400,000 St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs
                       (United Way)/(First Bank N.A., Minneapolis LOC)

400,000

               400,000 St. Paul, MN Housing & Redevelopment Authority, (Series 1994)
                       Weekly VRDNs (Minnesota Children's Museum)/(First Bank N.A.,

                       Minneapolis LOC)

400,000

MINNESOTA MUNICIPAL CASH TRUST


  PRINCIPAL
    AMOUNT

VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED

                       MINNESOTA -- CONTINUED

 $           2,000,000 St. Paul, MN Housing & Redevelopment Authority, District Cooling
                       Revenue Bonds (1995 Series I) Weekly VRDNs (Credit Local de
                       France LOC)                                                              $
2,000,000

             9,600,000 St. Paul, MN Water Utility, Variable Rate Demand Water Revenue
                       Bonds, Series 1994D Weekly VRDNs

9,600,000

             1,000,000 Steele County, MN, IDRB (Series 1994) Weekly
                       VRDNs (Blount, Inc.)/ (NationsBank, South LOC)

1,000,000

             4,500,000 Stillwater, MN ISD #834, GO Obligation Aid Anticipation Certificates
                       of Indebtedness (Series 1996), 4.10% TRANs (Minnesota Tax and Aid
                       Anticipation Borrowing Program), 9/30/1997

4,502,648

             3,855,000 Victoria, MN, IDRB, (Series 1996A) Weekly VRDNs (HEI, Inc.
                       Project)/(Norwest Bank Minnesota, Minneapolis LOC)

3,855,000

             1,330,000 Victoria, MN, Industrial Development Revenue Bonds, (Series 1996B)
                       Weekly VRDNs (HEI, Inc. Project)/(Norwest Bank Minnesota,

                       Minneapolis LOC)

1,330,000

            12,795,000 Washington County, MN Housing & Redevelopment Authority,
                       (Series 90) Weekly VRDNs (Granada Pond Apartments)/(Sumitomo

                       Bank Ltd., Osaka LOC)

12,795,000

             2,250,000 Wells, MN, 3.875% TOBs (Stokely,
                       Inc.)/(Corestates Bank N.A., Philadelphia, PA
                       LOC), Optional Tender 6/1/1997

2,250,000

             7,440,000 White Bear Lake, MN Independent School District No. 624, GO Tax
                       Anticipation Certificates, 3.75% TANs (Minnesota Tax and Aid
                       Anticipation Borrowing Program)/(Minnesota Tax and Aid
                       Anticipation Borrowing Program GTD), 3/3/1998

7,446,612

             1,105,000 White Bear, MN Weekly VRDNs (Thermoform Plastic, Inc.)/(Norwest
                       Bank Minnesota, Minneapolis LOC)

1,105,000

MINNESOTA MUNICIPAL CASH TRUST


  PRINCIPAL
    AMOUNT

VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED

                       MINNESOTA -- CONTINUED

 $           2,165,000 White Bear, MN, Variable Rate Demand Industrial Revenue Bonds
                       Weekly VRDNs (N.A. Ternes Project)/(Firstar Bank, Minnesota LOC)         $
2,165,000

             2,000,000 Winsted, MN IDA Weekly VRDNs (Sterner Lighting
                       Systems)/(Fleet National Bank, Providence, RI
                       LOC)

2,000,000

             3,900,000 (b)Woodbury, MN, Series B, 4.00% TOBs (Allina
                       Health System, MN), Optional Tender 7/1/1997

3,900,000

                        TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                                $

409,135,927

Securities that are subject to Alternative Minimum Tax represent 33.6% of the portfolio as calculated based upon total portfolio market value.

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Ratings Group, MIG-1, or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At April 30, 1997, the portfolio securities were rated as follows:

    Tier Rating Percent Based on Total Market Value (unaudited)

    FIRST TIER     SECOND TIER
      100.00%         0.00%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At April 30, 1997, these securities amounted to $47,491,000 which represents 11.6% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($410,712,588) at April 30, 1997.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation CDA -- Community Development Administration COL -- Collateralized CP -- Commercial Paper FSA -- Financial Security Assurance GNMA -- Government National Mortgage Association GO -- General Obligation GTD -- Guaranty HFA -- Housing Finance Authority IDA -- Industrial Development Authority IDR -- Industrial Development Revenue IDRB -- Industrial Development Revenue Bond INS -- Insured ISD -- Independent School District LIQ -- Liquidity Agreement LOC -- Letter of Credit MBIA -- Municipal Bond Investors Assurance PCR -- Pollution Control Revenue SFM -- Single Family Mortgage TANs -- Tax Anticipation Notes TOBs -- Tender Option Bonds TRANs -- Tax and Revenue Anticipation Notes UT -- Unlimited Tax VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

MINNESOTA MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1997 (UNAUDITED)



 ASSETS:

 Total investments in securities, at amortized cost and value                          $409,135,927
 Income receivable                                                                        3,672,353
   Total assets                                                                         412,808,280

 LIABILITIES:

 Income distribution payable                                           $1,212,017
 Payable to Bank                                                          789,249
 Accrued expenses                                                          94,426
   Total liabilities                                                                      2,095,692
 NET ASSETS for 410,712,588 shares outstanding                                         $410,712,588

 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:

 $218,985,964 / 218,985,964 shares outstanding                                                $1.00
 CASH SERIES SHARES:
 $191,726,624 / 191,726,624 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

MINNESOTA MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)


 INVESTMENT INCOME:
 Interest                                                                                    $ 8,138,299
 EXPENSES:

 Investment advisory fee                                                      $  905,489
 Administrative personnel and services fee                                       170,932
 Custodian fees                                                                   22,664
 Transfer and dividend disbursing agent fees and expenses                         74,020
 Directors'/Trustees' fees                                                         2,511
 Auditing fees                                                                     6,697
 Legal fees                                                                        1,365
 Portfolio accounting fees                                                        50,793
 Distribution services fee -- Cash Series Shares                                 573,675
 Shareholder services fee -- Institutional Shares                                279,093
 Shareholder services fee -- Cash Series Shares                                  286,837
 Share registration costs                                                         11,791
 Printing and postage                                                              8,700
 Insurance premiums                                                                3,844
 Miscellaneous                                                                     2,511
     Total expenses                                                            2,400,922
 Waivers --

     Waiver of investment advisory fee $ (575,409) Waiver of distribution services fee -- Cash Series Shares (286,837) Waiver of shareholder services fee -- Institutional Shares (279,093)

         Total waivers                                                         (1,141,339)
                Net expenses                                                                   1,259,583
                  Net investment income                                                      $ 6,878,716

(See Notes which are an integral part of the Financial Statements)

MINNESOTA MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS


                                                                    SIX MONTHS

                                                                      ENDED

                                                                   (UNAUDITED)         YEAR ENDED
                                                                    APRIL 30,          OCTOBER 31,

                                                                       1997                1996
 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS --

 Net investment income                                           $     6,878,716      $     12,971,151
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Institutional Shares                                               (3,677,900)            (7,706,768)
  Cash Series Shares                                                 (3,200,816)            (5,264,383)
  Change in net assets resulting from distributions

  to shareholders                                                    (6,878,716)           (12,971,151)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                        584,594,930         1,294,216,493
 Net asset value of shares issued to shareholders in payment

 of distributions declared                                             2,721,164             5,465,115
 Cost of shares redeemed                                           (629,660,699)        (1,190,487,756)
  Change in net assets resulting from share transactions            (42,344,605)           109,193,852
  Change in net assets                                              (42,344,605)           109,193,852
 NET ASSETS:

 Beginning of period                                                 453,057,193           343,863,341
 End of period                                                   $   410,712,588      $    453,057,193

(See Notes which are an integral part of the Financial Statements)

MINNESOTA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                               SIX MONTHS

                                 ENDED
                              (UNAUDITED)

                               APRIL 30,                             YEAR ENDED OCTOBER 31,
                                  1997       1996     1995      1994       1993       1992       1991
1990(A)

 NET ASSET VALUE,

 BEGINNING OF PERIOD               $ 1.00    $ 1.00    $ 1.00    $ 1.00     $ 1.00     $ 1.00    $ 1.00
$ 1.00
 INCOME FROM
 INVESTMENT OPERATIONS

  Net investment income              0.02      0.03      0.04      0.03       0.02       0.03
0.05     0.01
 LESS DISTRIBUTIONS

  Distributions from net

  investment income                 (0.02)    (0.03)    (0.04)    (0.03)     (0.02)     (0.03)
(0.05)   (0.01)
 NET ASSET VALUE, END OF           $ 1.00    $ 1.00    $ 1.00    $ 1.00     $ 1.00     $ 1.00    $ 1.00
$ 1.00
 PERIOD

 TOTAL RETURN(B)                    1.65%     3.49%     3.82%     2.58%      2.43%      3.19%
4.89%    0.90%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                          0.30%*     0.30%     0.30%     0.31%      0.31%      0.31%
0.30%   0.01%*
  Net investment income             3.29%*     3.43%     3.77%     2.55%      2.40%      3.10%
4.73%   6.45%*
  Expense waiver/

  reimbursement(c)                  0.50%*     0.51%     0.52%     0.34%      0.34%      0.33%
0.43%   0.69%*
 SUPPLEMENTAL DATA
  Net assets, end of

  period (000 omitted)           $218,986  $217,443  $212,392   $159,704  $165,865   $245,168  $124,603
$75,904

* Computed on an annualized basis.

(a) Reflects operations for the period from September 10, 1990 (date of initial public investment) to October 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

MINNESOTA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- CASH SERIES SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                           SIX MONTHS

                                             ENDED
                                          (UNAUDITED)

                                           APRIL 30,                            YEAR ENDED OCTOBER 31,
                                              1997      1996      1995     1994      1993       1992
1991(A)


 NET ASSET VALUE, BEGINNING OF PERIOD          $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00     $
1.00   $ 1.00
 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                          0.01      0.03      0.03      0.02      0.02
0.03     0.04
 LESS DISTRIBUTIONS

  Distributions from net

  investment income                             (0.01)    (0.03)    (0.03)    (0.02)    (0.02)
(0.03)   (0.04)
 NET ASSET VALUE, END OF PERIOD                $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00     $
1.00   $ 1.00
 TOTAL RETURN(B)                                1.40%     2.97%     3.41%     2.17%     2.02%
2.78%    3.60%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                     0.80%*     0.80%     0.70%     0.71%     0.71%
0.71%   0.64%*
  Net investment income                        2.79%*     2.93%     3.37%     2.15%     2.01%
2.75%   4.11%*
  Expense waiver/reimbursement(c)              0.50%*     0.51%     0.62%     0.61%     0.44%
0.44%   0.59%*
 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)    $191,727  $235,614  $131,471   $94,335   $67,521    $75,044
$69,747

* Computed on an annualized basis.

(a) Reflects operations for the period from January 7, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

MINNESOTA MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS

APRIL 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Minnesota Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Cash Series Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the regular personal income taxes imposed by the State of Minnesota consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. Additional information on each restricted security held at April 30, 1997 is as follows:


                                                                       ACQUISITION      ACQUISITION

 SECURITY                                                                  DATE             COST

 Dakota County & Washington County, MN Housing &

 Redevelopment Authority, MERLOTS (Series J)                             03/01/97       $10,745,000
 Dakota County, MN Housing & Redevelopment Authority                     03/01/97         1,555,000

 Dakota County, Washington County & Anoka City,
 MN Housing & Redevelopment Authority,

 MERLOTS - Series H                                                      03/01/97         3,000,000
 Forest Lake, MN, Series A                                               04/01/97         3,300,000

 MN Insured Municipal Securities Trust, Series 1996A,

 Floating Rate Certificates (Eden Prairie MN, ISD 272)                   02/01/96         1,000,000
 MN Insured Municipal Securities Trust, Series 1996B,
 Floating Rate Certificates (Eden Prairie MN, ISD 272)                   02/01/96         1,125,000
 MN Insured Municipal Securities Trust, Series 1996H,
 Floating Rate Certificates (St. Louis Park, MN, Health

 Care Facilities)                                                        03/29/96         2,500,000
 MN Municipal Securities Trust, Series 1996F, Floating
 Rate Certificates (Benedictine Health System)                           08/15/96         5,000,000
 MN Municipal Securities Trust, Series 1996H,

 Floating Rate Certificates (Rosemount, MN ISD 196)                      04/01/96         4,000,000
 MN Municipal Securities Trusts, Series 1996D,
 Floating Rate Certificates (North St. Paul - Maplewood,

 MN ISD 622)                                                             03/01/96         2,250,000
 Minneapolis/St. Paul MN Housing Finance Board,
 SFM Revenue Bonds TOBs                                                  11/01/96           991,000
 Minneapolis/St. Paul MN Housing Finance Board,

 SFM Revenue Bonds, MERLOTS (Series D)                                   04/01/97         4,020,000
 St. Cloud, MN Housing & Redevelopment Authority,
 Revenue Refunding Bonds (Series 1994A)                                  12/01/94         1,450,000
 St. Cloud, MN Housing & Redevelopment Authority,

 Revenue Refunding Bonds (Series 1994B)                                  12/01/94         2,655,000
 Woodbury, MN, Series B                                                  04/01/97         3,900,000


USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1997, capital paid-in aggregated $410,712,588.

Transactions in shares were as follows:


                                                                         SIX-MONTHS            YEAR
                                                                            ENDED              ENDED

                                                                          APRIL 30,         OCTOBER 31,

 INSTITUTIONAL SHARES                                                       1997               1996
 Shares sold                                                             290,947,827        547,719,129
 Shares issued to shareholders in payment of distributions declared          101,010            301,311
 Shares redeemed                                                       (289,505,917)       (542,969,267)
  Net change resulting from Institutional Share transactions               1,542,920          5,051,173

                                                                         SIX-MONTHS            YEAR
                                                                            ENDED              ENDED

                                                                          APRIL 30,         OCTOBER 31,

 CASH SERIES SHARES                                                         1997               1996
 Shares sold                                                             293,647,103         746,497,364
 Shares issued to shareholders in payment of distributions declared        2,620,154           5,163,804
 Shares redeemed                                                       (340,154,782)        (647,518,489)
  Net change resulting from Cash Series Share transactions              (43,887,525)         104,142,679
   Net change resulting from share transactions                         (42,344,605)         109,193,852

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses up to 0.50% of the average daily net assets of the Cash Series Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of each class of shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended April 30, 1997, the Institutional Shares fully waived its shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS -- During the period ended April 30, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $273,766,130 and $291,745,000, respectively.

GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1997, 62.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.0% of total investments.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd

Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Glen R. Johnson
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle

Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

S. Elliott Cohan
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

MINNESOTA
MUNICIPAL

CASH
TRUST

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

APRIL 30, 1997

[Graphic]

Federated Investors
Federated Securities Corp., Distributor

314229873
314229402

1052807 (6/97)

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of New Jersey Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1996, through April 30, 1997. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Shares and Institutional Service Shares.

The fund is a convenient way to keep your ready cash pursuing double tax-free income -- free from federal regular income tax and New Jersey state income tax* -- through a portfolio concentrated in high-quality, short-term New Jersey municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the fund paid double tax-free dividends totaling $0.02 per share for Institutional Shares and $0.01 per share for Institutional Service Shares. The fund's net assets stood at $157 million at the end of the reporting period.

Thank you for relying on New Jersey Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,
[Graphic]

Glen R. Johnson
President
June 15, 1997

* Income may be subject to the federal alternative minimum tax.

** Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S.

   government.

INVESTMENT REVIEW

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Vice

President, Federated Management

Q Can you comment on the economy and the interest rate environment during the six-month reporting period?

A Although it did not occur until near the end of the fund's semi-annual reporting period, the Federal Reserve Board (the "Fed") brought about the first change in monetary policy in over a year. On March 25, 1997, the Fed, in the face of stronger than expected demand, voted to raise the federal funds target rate from 5.25% to 5.50%. The move was viewed as being pre-emptive against the threat of future inflationary pressures possibly brought about by tight labor market conditions. Until that point, movements in interest rates reflected shifting market sentiment about the need for the Fed to move to a more restrictive policy. As the reporting period began in November 1996, the economy had been showing signs of slowing, thereby allaying the market's fears about inflation. Then, in December, the market's uneasiness was once more ignited as a string of economic statistics showed stronger growth and Fed Chairman Alan Greenspan made cautionary statements regarding inflation and "irrational exuberance" in the equity market. With inflation still appearing to be benign, the market tolerated a steady pace of growth into early 1997. However, Chairman Greenspan's Humphrey-Hawkins testimony before Congress in late February marked a turning point for the short-term money markets -- indeed the bond and equity markets as well -- as his relatively hawkish statements revealed fears at the Fed that the transitory factors that had been keeping inflation under control in the face of fairly robust growth may be coming to an end. This statement by the Fed caused a sharp reversal in interest rate movement and the market's perception about the future Fed policy. The ensuing weeks brought continued evidence of persistent strength, and culminated in the Fed's action at the Federal Open Market Committee in late March.

For the first three months of the reporting period, short-term interest rates traded in a relatively narrow range as the continued friendly inflation picture provided some comfort to market participants. The yield on the six-month Treasury bill, for example, moved in a range between 5.20% and 5.35% from the beginning of November through early February.

However, short-term interest rates began to rise in late February, and by the time of the Fed tightening in late March, had built in much of the expectations regarding the Fed decision. In April, the financial markets continued to focus on the likelihood of an additional tightening move later in May, causing short-term yields to rise even further. Yields on the six-month Treasury bill rose sharply over this interim period, moving from a low of 5.20% in mid-February to a high of 5.68% in late April before falling back to 5.53% by the end of reporting period.

Q What were your strategies for the fund during the period?

A The fund's average maturity at the beginning of the reporting period was approximately 54 days, reflecting a neutral outlook on the direction of interest rates. As the signs of strength in the economy became more apparent, and as expectation of an imminent Fed tightening increased in the first quarter of 1997 we emphasized the purchase of shorter term fixed-rate paper while maintaining approximately 70% of the portfolio in seven-day variable rate demand notes ("VRDNs"). Seven-day VRDNs provide more portfolio responsiveness to interest rate increases. We are now targeting an average maturity range between 45 and 55 days.

Once an average maturity range is targeted, the portfolio attempts to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as Treasury securities. The fund's portfolio remained barbelled in structure, which combined a significant portion in seven-day variable rate demand notes and short maturity commercial paper with purchases of longer-term, six- to twelve-month New Jersey fixed rate notes. This portfolio structure takes advantage of the steepness of the yield curve and continues to pursue a competitive yield over time.

Q How has the fund's yield responded to this rate environment?

A The fund's yield was affected by Fed policy (interest rate increases), changes in market expectations, as well as supply and demand imbalances unique to the municipal money markets. However, because of these imbalances the fund's yield may experience more volatility on a weekly basis than Treasury yields and taxable money fund yields. In general, yields on municipal money market funds rose over the reporting period. For the fund, the seven-day net yield of the Institutional Shares on April 30, 1997, was 3.65%, compared to 3.04% at the beginning of the reporting period.* For the Institutional Service Shares, the seven-day net yield was 3.55%, at the end of the reporting period compared to 2.94% six months ago.*

Q Looking through 1997, what is your outlook for short-term rates?

A Although the Fed decided to hold short-term interest rates steady in the March meeting, our expectations are that the Fed will find cause to tighten monetary policy further in 1997 -- perhaps as soon as in July. It is also anticipated that the overall tightening cycle will not be long in terms of magnitude or duration. The pre-emptive move by the Fed should help to preclude the need for more aggressive action down the road by preventing the build-up of inflationary pressures. We would look to see moderately higher short-term interest rates throughout the course of the year, but not to the extent evidenced in the last tightening cycle in 1994. As such, we will likely continue in our modestly defensive stance for the portfolio until market conditions indicate otherwise.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

NEW JERSEY MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)


 PRINCIPAL

AMOUNT
VALUE


 (A)SHORT-TERM MUNICIPALS -- 99.1%
                       NEW JERSEY -- 99.1%

 $            700,000  Atlantic County, NJ Improvement Authority Weekly VRDNs (Marine
                       Midland Bank N.A., Buffalo, NY
LOC)                                                  $      700,000
            1,255,000  Atlantic Highlands, NJ, 4.125% BANs,
12/29/1997                                           1,258,405
            1,258,375  Berkeley Township, NJ, 4.25% BANs,

5/28/1997                                              1,258,688
            1,625,000  Bordentown, NJ, 4.50% BANs,
6/24/1997                                                     1,625,808

            1,800,000  Camden County, NJ Improvement Authority, (Series 1995) Weekly VRDNs
                       (Jewish Federation of Southern Jersey, Inc.)/(National Westminster Bank,
                       PLC, London

LOC)                                                                          1,800,000

            4,900,000 (b)Camden County, NJ Improvement Authority, (Series 1996) Weekly
                       VRDNs (Parkview Redevelopment Housing Project)/(General Electric

                       Capital Corp.

LOC)                                                                        4,900,000
            2,925,000  Cape May, NJ, 4.00% BANs,
8/21/1997                                                       2,926,740

            4,940,000  (b)Clipper New Jersey Tax-Exempt Trust, (Series
                       1996-2) Weekly VRDNs (New Jersey Housing &
                       Mortgage Financing Authority)/(MBIA Corporation
                       INS)/(State Street Bank and Trust Co.

LIQ)                                    4,940,000

            1,099,900  Colts Neck Township, NJ, (Series 1997A), 4.00% BANs,
2/27/1998                            1,102,495
              950,000  Ewing Township, NJ, 3.90% BANs,
10/24/1997                                                  951,347
            1,256,000  Ewing Township, NJ, 4.25% BANs,
10/24/1997                                                1,258,321
              929,740  Fairfield Township, NJ, 3.89% BANs,
11/6/1997                                               930,619

            1,256,000  Green Township, NJ, 4.00% BANs,
1/22/1998                                                 1,257,318
            1,275,000  Hammonton, NJ, 4.00% BANs,

11/26/1997                                                     1,277,108
            1,041,378  High Bridge Borough, NJ, 4.50% BANs,
9/5/1997                                             1,043,118
            3,884,515  Jefferson Township, NJ, (Series 1997A), 4.00% BANs,

2/20/1998                             3,893,588
            3,000,000  Lower Township, NJ, 4.50% BANs,

6/27/1997                                                 3,001,574

NEW JERSEY MUNICIPAL CASH TRUST


 PRINCIPAL

AMOUNT
VALUE


 (A)SHORT-TERM MUNICIPALS -- CONTINUED

                       NEW JERSEY -- CONTINUED

 $          3,835,500  Mahwah Township, NJ, 4.25% BANs,
8/22/1997                                           $    3,839,490
            1,800,000  Manchester Township, NJ, (Series 1996C), 4.25% BANs,
11/26/1997                           1,804,961

            1,000,000  Mercer County, NJ Improvement Authority Weekly VRDNs
                       (Mercer County, NJ Pooled Governmental Loan Program)/
                       (Credit Suisse, Zurich

LOC)                                                               1,000,000
            1,500,000  Middlesex County, NJ PCFA Weekly VRDNs (FMC Gold Co.)/

                       (Wachovia Bank of NC, NA, Winston-Salem

LOC)                                              1,500,000
            1,200,000  New Brunswick, NJ, 3.875% BANs,

12/23/1997                                                1,201,303
            9,800,000  New Jersey EDA Weekly VRDNs (Center-For-Aging - Applewood
                       Estates)/(Banque Paribas, Paris

LOC)                                                      9,800,000
            2,500,000  New Jersey EDA Weekly VRDNs (Franciscan Oaks)/(Bank of Scotland,

                       Edinburgh

LOC)                                                                            2,500,000
            5,468,000  New Jersey EDA Weekly VRDNs (Meridan Health Care)/(First National

                       Bank of Maryland, Baltimore

LOC)                                                          5,468,000
            4,173,000  New Jersey EDA Weekly VRDNs (Molins Machines)/(Nationsbank, N.A.,

                       Charlotte

LOC)                                                                            4,173,000
            1,075,000  New Jersey EDA Weekly VRDNs (Nash Group)/(Chase Manhattan

                       Bank N.A., New York

LOC)                                                                  1,075,000
            5,200,000  New Jersey EDA Weekly VRDNs (YM-YWHA of Bergen County, NJ)/

                       (Bank of New York, New York

LOC)                                                          5,200,000
            1,440,000  New Jersey EDA, (1994 Series A), 4.30% TOBs (A.F.L. Quality, Inc.)/
                       (Fleet Bank. N.A. LOC), Optional Tender

6/30/1997                                         1,440,000

              500,000  New Jersey EDA, (1994 Series B), 4.30% TOBs (Two Univac, L.L.C.)/
                       (Fleet Bank. N.A. LOC), Optional Tender

6/30/1997                                           500,000

            2,300,000  New Jersey EDA, (Series 1984) Weekly VRDNs (Burmah-Castrol Inc.
                       Project)/(Barclays Bank PLC, London

LOC)                                                  2,300,000

NEW JERSEY MUNICIPAL CASH TRUST


 PRINCIPAL

AMOUNT
VALUE


 (A)SHORT-TERM MUNICIPALS -- CONTINUED

                       NEW JERSEY -- CONTINUED

 $          4,100,000  New Jersey EDA, (Series 1985) Weekly VRDNs (Seton Co.)/(First Union
                       National Bank, Charlotte, NC
LOC)                                                    $    4,100,000
            4,000,000  New Jersey EDA, (Series 1986) Weekly VRDNs (Ridgefield Associates)/
                       (Bank of Tokyo-Mitsubishi Ltd.

LOC)                                                       4,000,000
              300,000  New Jersey EDA, (Series 1987G) Weekly VRDNs (W.Y. Urban Renewal)/
                       (National Westminster Bank, PLC, London

LOC)                                                300,000

            2,100,000  New Jersey EDA, (Series 1988-F) Weekly VRDNs (Lamington Corners
                       Associates)/(First Union National Bank, North

LOC)                                        2,100,000

            1,030,000  New Jersey EDA, (Series 1992 Z) Weekly VRDNs (West-Ward
                       Pharmaceuticals)/(Banque Nationale de Paris

LOC)                                          1,030,000

            1,040,000  New Jersey EDA, (Series 1992D-1) Weekly VRDNs (Danlin Corp.)/
                       (Banque Nationale de Paris

LOC)                                                           1,040,000
            2,105,000  New Jersey EDA, (Series 1992I-1) Weekly VRDNs (Geshem Realty)/

                       (Banque Nationale de Paris

LOC)                                                           2,105,000
              335,000  New Jersey EDA, (Series 1992L) Weekly VRDNs (Kent Place School)/
                       (Banque Nationale de Paris

LOC)                                                             335,000
            1,500,000  New Jersey EDA, (Series 1995) Weekly VRDNs (Filtra Corporation
                       Project)/(Chase Manhattan Bank N.A., New York

LOC)                                        1,500,000

            5,300,000  New Jersey EDA, (Series 1995) Weekly VRDNs (Hillcrest Health Service
                       System, Inc.)/(Industrial Bank of Japan Ltd., Tokyo

LOC)                                  5,300,000

            3,000,000  New Jersey EDA, (Series 1995) Weekly VRDNs (International Vitamin
                       Corporation Project)/(National Westminster Bank, PLC, London

LOC)                         3,000,000

            1,100,000  New Jersey EDA, (Series 1995) Weekly VRDNs (Manhattan Bagel Co., Inc.)/
                       (First Union National Bank, North

LOC)                                                    1,100,000

            5,115,000  New Jersey EDA, (Series 1996) Weekly VRDNs (R. Realty Company)/
                       (First Union National Bank, Charlotte, NC

LOC)                                            5,115,000

NEW JERSEY MUNICIPAL CASH TRUST


 PRINCIPAL

AMOUNT
VALUE


 (A)SHORT-TERM MUNICIPALS -- CONTINUED

                       NEW JERSEY -- CONTINUED

 $          2,585,000  New Jersey EDA, (Series 1997) Weekly VRDNs (Wood Hollow Associates,
                       L.L.C.)/(Corestates Bank N.A., Philadelphia, PA
LOC)                                 $    2,585,000
            2,165,000  New Jersey EDA, (Series A) Weekly VRDNs (325 Midland Avenue, LLC &
                       Wearbest Sil-Tex, Ltd.)/(Bank of New York, New York

LOC)                                  2,165,000

              950,000  New Jersey EDA, (Series B) Weekly VRDNs (Greater Trenton CMHC, Inc.)/
                       (Corestates N.J. National Bank, Ewing Twp.

LOC)                                             950,000

              900,000  New Jersey EDA, (Series D-1) Weekly VRDNs (The Hibbert Company)/
                       (Corestates N.J. National Bank, Ewing Twp.

LOC)                                             900,000

              810,000  New Jersey EDA, (Series W) Weekly VRDNs (Datatec Industries, Inc.)/
                       (Banque Nationale de Paris

LOC)                                                             810,000
            2,815,000  New Jersey EDA, Economic Development Bonds Weekly VRDNs (Atlantic

                       States Cast Iron Pipe Company)/(Amsouth Bank N.A., Birmingham

LOC)                        2,815,000

            1,300,000  New Jersey EDA, Economic Development Bonds, 1987 Project Weekly
                       VRDNs (United Jewish Community of Bergen County)/(Bank of New
                       York, New York

LOC)                                                                       1,300,000

            4,800,000  New Jersey EDA, Port Facility Revenue Bonds (Series 1983) Weekly
                       VRDNs (Trailer Marine Transport Corporation)/(Chase Manhattan Bank
                       N.A., New York

LOC)                                                                       4,800,000

            5,500,000  (b)New Jersey Housing & Mortgage Financing
                       Authority, CDC Municipal Products Class A
                       Certificates (Series 1996B) Weekly VRDNs (MBIA
                       Corporation INS)/(CDC Municipal Products, Inc.

LIQ)                                       5,500,000

            2,500,000  New Jersey State, (Series 1997A), 3.55% CP (Union Bank of Switzerland,
                       Zurich LIQ), Mandatory Tender

5/27/1997                                                   2,500,000

            4,000,000  New Jersey State, (Series 1997A), 3.70% CP (Union Bank of Switzerland,
                       Zurich LIQ), Mandatory Tender

5/22/1997                                                   4,000,000

            1,250,000  Passaic County, NJ Utilities Authority, (Series 1996B), 3.95% BANs (MBIA
                       Corporation INS),

9/3/1997                                                                1,250,000
            1,490,000  Pine Hill Borough, NJ, (Series A), 4.14% BANs,
8/7/1997                                   1,490,538
            1,250,000  Pine Hill Borough, NJ, 3.99% BANs,

8/8/1997                                               1,250,130
            1,135,873  Point Pleasant, NJ, 4.375% BANs,

10/3/1997                                                1,137,610

NEW JERSEY MUNICIPAL CASH TRUST


 PRINCIPAL

AMOUNT
VALUE


 (A)SHORT-TERM MUNICIPALS -- CONTINUED

                       NEW JERSEY -- CONTINUED

 $         10,000,000  Port Authority of New York and New Jersey, (Series 1991-4)
                       Weekly
VRDNs                                                                         $   10,000,000
            4,322,655  Washington Borough, NJ, 4.00% BANs,
12/12/1997                                            4,330,350
              833,132  Washington Township, NJ, 4.25% BANs,

12/19/1997                                             835,410
                        TOTAL INVESTMENTS (AT AMORTIZED

COST)(C)                                            $  155,570,921

    Securities that are subject to Alternative Minimum Tax represent 29.6% of the portfolio as calculated based upon total portfolio market value.

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Ratings Group, MIG-1, or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At January 31, 1997, the portfolio securities were rated as follows:

    Tier Rating Percent Based on Total Market Value

    FIRST TIER    SECOND TIER
      94.48%         5.52%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At April 30, 1997, these securities amounted to $15,340,000 which represents 9.8% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
     ($156,964,572) at April 30, 1997.

The following acronyms are used throughout this portfolio:

BANs -- Bond Anticipation Notes CP -- Commercial Paper EDA -- Economic Development Authority INS -- Insured LIQ -- Liquidity Agreement LOC -- Letter of Credit

MBIA -- Municipal Bond Investors Assurance
PCFA -- Pollution Control Finance Authority
PLC -- Public Limited Company
TOBs -- Tender Option Bonds
VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

NEW JERSEY MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)



 ASSETS:

 Total investments in securities, at amortized cost and value                                $
155,570,921
 Cash
456,942

 Income receivable
1,367,355

    Total assets
157,395,218

 LIABILITIES:

 Income distribution payable                                                     $   400,719
 Accrued expenses                                                                     29,927
    Total liabilities
430,646

 NET ASSETS for 156,964,572 shares outstanding                                               $
156,964,572
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

 INSTITUTIONAL SHARES:

 $116,024,518 / 116,024,518 shares

outstanding                                                             $1.00

 INSTITUTIONAL SERVICE SHARES:

 $40,940,054 / 40,940,054 shares

outstanding                                                               $1.00

(See Notes which are an integral part of the Financial Statements)

NEW JERSEY MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                           $

2,876,345

 EXPENSES:

 Investment advisory fee                                                          $         320,869
 Administrative personnel and services fee                                                   76,819
 Custodian fees                                                                               6,906
 Transfer and dividend disbursing agent fees and expenses                                    22,513
 Directors'/Trustees' fees                                                                    1,048
 Auditing fees                                                                                7,136
 Legal fees                                                                                   4,649
 Portfolio accounting fees                                                                   29,802
 Distribution services fee -- Institutional Service Shares                                   15,324
 Shareholder services fee -- Institutional Shares                                           162,261
 Shareholder services fee -- Institutional Service Shares                                    38,309
 Share registration costs                                                                     9,999
 Printing and postage                                                                         7,289
 Insurance premiums                                                                           3,124
 Taxes                                                                                        1,381
 Miscellaneous                                                                                2,049
     Total expenses                                                                         709,478
 Waivers --

     Waiver of investment advisory fee                                $  (88,970)
     Waiver of distribution services fee -- Institutional Service        (15,324)
     Shares
     Waiver of shareholder services fee -- Institutional Shares         (129,809)
     Waiver of shareholder services fee -- Institutional Service         (15,324)
     Shares
         Total waivers                                                                     (249,427)
                  Net expenses

460,051

                   Net investment income                                                            $
2,416,294

(See Notes which are an integral part of the Financial Statements)

NEW JERSEY MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS


                                                                               SIX MONTHS

                                                                                  ENDED
                                                                               (UNAUDITED)           YEAR

ENDED

                                                                                APRIL 30,

OCTOBER 31,

                                                                                   1997

1996

 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS --

 Net investment income                                                      $       2,416,294    $
3,903,742
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income

  Institutional Shares                                                             (1,965,367)

(3,146,674)

  Institutional Service Shares                                                       (450,927)

(757,068)

  Change in net assets resulting from distributions to shareholders                (2,416,294)
(3,903,742)
 SHARE TRANSACTIONS --

 Proceeds from sale of shares                                                     259,544,342
416,887,554

 Net asset value of shares issued to shareholders in payment of

 distributions declared                                                               464,840
630,451

 Cost of shares redeemed                                                         (247,573,501)
(389,750,630)

  Change in net assets resulting from share transactions                           12,435,681
27,767,375
  Change in net assets                                                             12,435,681
27,767,375

 NET ASSETS:

 Beginning of period                                                              144,528,891
116,761,516

 End of period                                                              $     156,964,572    $
144,528,891

(See Notes which are an integral part of the Financial Statements)

NEW JERSEY MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                     SIX MONTHS

                                        ENDED
                                     (UNAUDITED)

                                      APRIL 30,                       YEAR ENDED OCTOBER 31,
                                         1997       1996       1995     1994     1993**     1992

1991(A)

 NET ASSET VALUE,
 BEGINNING OF PERIOD                    $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $
1.00

 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                   0.02       0.03      0.03      0.02      0.02      0.03
0.04
 LESS DISTRIBUTIONS

  Distributions from net

  investment income                      (0.02)     (0.03)    (0.03)    (0.02)    (0.02)    (0.03)
(0.04)
 NET ASSET VALUE, END OF PERIOD         $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $
1.00
 TOTAL RETURN(B)                          1.51%      3.17%     3.46%     2.26%     2.22%     2.96%
3.87%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                0.55%*     0.55%     0.55%     0.54%     0.46%     0.45%
0.27%*
  Net investment income                   3.03%*     3.13%     3.41%     2.22%     2.19%     2.86%
4.19%*
  Expense waiver/reimbursement(c)         0.31%*     0.37%     0.41%     0.39%     0.45%     0.51%
0.67%*
 SUPPLEMENTAL DATA
  Net assets, end of period

 (000 omitted)                        $116,025   $115,722   $86,944   $62,984   $66,346   $57,657
$39,423

* Computed on an annualized basis.

** Prior to October 6, 1993, the fund provided three classes of shares.

(a) Reflects operations for the period from December 13, 1990 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

NEW JERSEY MUNICIPAL CASH TRUST

FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                    SIX MONTHS

                                       ENDED
                                    (UNAUDITED)

                                      APRIL 30,                      YEAR ENDED OCTOBER 31,
                                        1997       1996      1995     1994      1993      1992     1991(A)
 NET ASSET VALUE,
 BEGINNING OF PERIOD                   $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                  0.01      0.03      0.03      0.02      0.02      0.03      0.04
 LESS DISTRIBUTIONS

  Distributions from net

  investment income                     (0.01)    (0.03)    (0.03)    (0.02)    (0.02)    (0.03)    (0.04)
 NET ASSET VALUE, END OF PERIOD        $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 TOTAL RETURN(B)                         1.46%     3.07%     3.36%     2.16%     2.12%     2.86%     3.82%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                               0.65%*    0.65%     0.65%     0.65%     0.56%     0.55%
0.35%*
  Net investment income                  2.94%*    3.03%     3.28%     2.19%     2.08%     2.69%
4.11%*
  Expense waiver/reimbursement(c)        0.31%*    0.37%     0.41%     0.41%     0.45%     0.51%
0.69%*
 SUPPLEMENTAL DATA
  Net assets, end of period

 (000 omitted)                        $40,940   $28,807   $29,817   $36,704   $21,005   $26,844   $17,709

* Computed on an annualized basis.

(a) Reflects operations for the period from December 13, 1990 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

NEW JERSEY MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of New Jersey Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is current income exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

  RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

  Additional information on each restricted security held at April 30, 1997 is as follows:

  SECURITY                               ACQUISITION DATE   ACQUISITION COST

  Camden County NJ,

  Improvement Authority                      7/10/1996         $4,900,000

  Clipper New Jersey Tax-Exempt Trust         5/1/1996          4,940,000

  New Jersey Housing & Mortgage

  Financing Authority                 7/24/1996 - 2/20/1997     5,500,000

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1997, capital paid-in aggregated $156,964,572.

Transactions in shares were as follows:


                                                                                 SIX MONTHS

                                                                                    ENDED

YEAR ENDED

 INSTITUTIONAL SHARES                                                          APRIL 30, 1997     OCTOBER
31, 1996
 Shares sold                                                                     201,567,886
334,848,832

 Shares issued to shareholders in payment of distributions declared                  256,832
218,331
 Shares redeemed                                                                (201,522,203)

(306,289,398)

  Net change resulting from Institutional Share transactions                         302,515
28,777,765

                                                                                 SIX MONTHS

                                                                                    ENDED

YEAR ENDED

 INSTITUTIONAL SERVICE SHARES                                                  APRIL 30, 1997     OCTOBER
31, 1996
 Shares sold                                                                      57,976,456
82,038,722

 Shares issued to shareholders in payment of distributions declared                  208,008
412,120
 Shares redeemed                                                                 (46,051,298)

(83,461,232)

  Net change resulting from Institutional Service

  Share transactions                                                              12,133,166

(1,010,390)

   Net change resulting from share transactions                                   12,435,681
27,767,375


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp., ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.10% of the average daily net assets of the Institutional Service Shares, annually, to reimburse FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

  SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services, ("FSS") the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  INTERFUND TRANSACTIONS -- During the period ended April 30, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $157,750,000 and $142,395,000, respectively.

  GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

  Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1997, 65.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.0% of total investments.

TRUSTEES
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd

Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Glen R. Johnson
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
  Chairman

Glen R. Johnson
  President

J. Christopher Donahue
  Executive Vice President

Edward C. Gonzales
  Executive Vice President

John W. McGonigle

  Executive Vice President, Treasurer, and Secretary
Richard B. Fisher

  Vice President
S. Elliott Cohan

  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

NEW JERSEY MUNICIPAL CASH TRUST

SEMI-ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 1997

Cusip 314229600
Cusip 314229709
2052902 (6/97)

[Graphic]

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Ohio Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1996, through April 30, 1997. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Service Shares, Cash II Shares, and Institutional Shares.

The fund is a convenient way to keep your ready cash pursuing double tax-free income -- free from federal regular income tax and Ohio state income tax* -- through a portfolio concentrated in high-quality, short-term Ohio municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the fund paid double tax-free dividends of $0.02 per share for Institutional Service Shares, $0.01 per share for Cash II Shares, and $0.02 per share for Institutional Shares. The fund's net assets stood at $304.5 million at the end of the reporting period.

Thank you for relying on Ohio Municipal Cash Trust to help your ready cash pursue tax-free income everyday. As always, we'll continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1997

 * Income may be subject to the federal alternative minimum tax.

** Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S.

   government.

INVESTMENT REVIEW

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Vice

President, Federated Management

Q Can you comment on the economy and the interest rate environment during the six-month reporting period?

A Although it did not occur until the end of the fund's semi-annual reporting period, the Federal Reserve Board (the "Fed") brought about the first change in monetary policy in over a year. On March 25, 1997, the Fed, in the face of stronger than expected demand, voted to raise the federal funds target rate from 5.25% to 5.50%. The move was viewed as being pre-emptive against the threat of future inflationary pressures possibly brought about by tight labor market conditions. Until that point, movements in interest rates reflected shifting market sentiment about the need for the Fed to move to a more restrictive policy. As the reporting period began in November 1996, the economy had been showing signs of slowing, thereby allaying the market's fears about inflation. Then, in December, the market's uneasiness was once more ignited as a string of economic statistics showed stronger growth and Fed Chairman Alan Greenspan made cautionary statements regarding inflation and "irrational exuberance" in the equity market. With inflation still appearing to be benign, the market tolerated a steady pace of growth into early 1997. However, Chairman Greenspan's Humphrey-Hawkins testimony before Congress in late February marked a turning point for the short-term money markets -- indeed the bond and equity markets as well -- as his relatively hawkish statements revealed fears at the Fed that the transitory factors that had been keeping inflation under control in the face of fairly robust growth may be coming to an end. This statement by the Fed caused a sharp reversal in interest rate movement and the market's perception about future Fed policy. The ensuing weeks brought continued evidence of persistent strength, and culminated in the Fed's action at the Federal Open Market Committee in late March.

  For the first three months of the reporting period, short-term interest rates traded in a relatively narrow range as the continued friendly inflation picture provided some comfort to market participants. The yield on the six-month Treasury bill, for example, moved in a range between 5.20% and 5.35% from the beginning of November through early February.

  However, short-term interest rates began to rise in late February, and by the time of the Fed tightening in late March, had built in much of the expectations regarding the Fed decision. In April, the financial markets continued to focus on the likelihood of an additional tightening move later in May, causing short-term yields to rise even further. Yields on the six-month Treasury bill rose sharply over this interim period, moving from a low of 5.20% in mid-February to a high of 5.68% in late April before falling back to 5.53% by the end of reporting period.

Q What were your strategies for the fund during the period?

A The fund's average maturity at the beginning of the reporting period was approximately 54 days, reflecting a neutral outlook on the direction of interest rates. As the signs of strength in the economy became more apparent, and as expectation of an imminent Fed tightening grew in the first quarter of 1997, we emphasized the purchase of shorter term fixed-rate paper while maintaining approximately 70% of the portfolio in seven-day variable rate demand notes ("VRDNs"). Seven-day VRDNs provide more portfolio responsiveness to interest rate increases. We are now targeting an average maturity range between 50 and 60 days.

  Once an average maturity range is targeted, the portfolio attempts to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as Treasury securities. The fund's portfolio remained barbelled in structure, which combined a significant portion in seven-day variable rate demand notes and short maturity commercial paper with purchases of longer-term, six- to twelve-month Ohio fixed rate notes. This portfolio structure takes advantage of the steepness of the yield curve and continues to pursue a competitive yield over time.

Q How has the fund's yield responded to this rate environment?

A The fund's yield was affected by Fed policy (interest rate increases), changes in market expectations, as well as supply and demand imbalances unique to the municipal money markets. However, because of these imbalances the fund's yield may experience more volatility on a weekly basis than Treasury yields and taxable money fund yields. In general, yields on municipal money market funds rose over the reporting period. For the fund, the seven-day net yield of the Institutional Service Shares on April 30, 1997 was 3.80% compared to 3.16% at the beginning of the reporting period.* For the Cash II Shares, the seven-day net yield was 3.50%, at the end of the period compared to 2.86% six months ago.* For the Institutional Shares, the seven-day yield was 4.00% on April 30, 1997, compared to 3.36% on November 1, 1996.*

Q Looking through 1997, what is your outlook for short-term rates?

A Although the Fed decided to hold short-term interest rates steady in the March meeting, our expectations are that the Fed will find cause to tighten monetary policy further in 1997 -- perhaps as soon as in July. It is also anticipated that the overall tightening cycle will not be long in terms of magnitude or duration. The pre-emptive move by the Fed should help to preclude the need for more aggressive action down the road by preventing the buildup of inflationary pressures. We would look to see moderately higher short-term interest rates throughout the course of the year, but not to the extent evidenced in the last tightening cycle in 1994. As such, we will likely continue in our modestly defensive stance for the portfolio until market conditions indicate otherwise.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

OHIO MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)


  PRINCIPAL

   AMOUNT                                                                                                      VALUE

 (A)SHORT-TERM MUNICIPALS -- 99.2%
                 OHIO -- 99.2%

 $    575,000    Akron, Bath & Copley, OH Joint Township Weekly VRDNs (Visiting
                 Nurses)/(National City Bank, Cleveland, OH LOC)                                            $   575,000
    2,535,000    Ashland County, OH Health Care Weekly VRDNs (Brethren Care, Inc.)/
                 (National City Bank, Cleveland, OH LOC)                                                      2,535,000
    1,800,000    Belmont County, OH, 3.96% BANs, 10/1/1997                                                    1,801,897
    5,100,000    Berea, OH, Various Purpose, 4.10% BANs, 10/23/1997                                           5,102,934
    1,040,000    Canfield, OH Local School District, (Series 1996), 4.50% BANs, 10/2/1997                     1,041,685
    3,370,000    Canton, OH, Adjustable Rate IDRB's (Series 1996) Weekly VRDNs (Alpha
                 Enterprises)/(KeyBank, N.A. LOC)                                                             3,370,000
    1,500,000    Cleveland Heights, OH, (Series 1996), 4.10% BANs, 8/28/1997                                  1,500,704
    1,700,000    Clinton County, OH Hospital Authority Weekly VRDNs (Clinton
                 Memorial Hospital)/(National City Bank, Columbus, OH LOC)                                    1,700,000
    1,805,000    Columbiana County, OH, Industrial Development Revenue Bonds Weekly
                 VRDNs (C & S Land Company Project)/(Bank One, Youngstown, NA LOC)                            1,805,000
    1,500,000    Conneaut, OH, Water Treatment Improvement General Limited Tax, 4.50%
                 BANs, 4/14/1998                                                                              1,503,418
      600,000    Cuyahoga County, OH IDA Weekly VRDNs (Animal Protection League
                 (Cuyahoga County))/(KeyBank, N.A. LOC)                                                         600,000
    1,500,000    Cuyahoga County, OH IDA Weekly VRDNs (East Park Community, Inc.)/
                 (KeyBank, N.A. LOC)                                                                          1,500,000
      370,000    Cuyahoga County, OH IDA Weekly VRDNs (Interstate Diesel Service, Inc.)/
                 (Huntington National Bank, Columbus, OH LOC)                                                   370,000
      640,000    Cuyahoga County, OH IDA Weekly VRDNs (Parma-Commerce Parkway
                 West)/(KeyBank, N.A. LOC)                                                                      640,000
      950,000    Cuyahoga County, OH IDA Weekly VRDNs (Premier Manufacturing
                 Corp.)/(National City Bank, Kentucky LOC)                                                      950,000
    1,885,000    Cuyahoga County, OH IDA, IDRB (Series 1995) Weekly VRDNs (Avalon
                 Precision Casting Co. Project)/(KeyBank, N.A. LOC)                                           1,885,000

OHIO MUNICIPAL CASH TRUST


   PRINCIPAL

    AMOUNT                                                                                                     VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                 OHIO -- CONTINUED

 $  4,000,000    Dayton, OH, Airport Improvement BAN's (Series 1996), 3.80% BANs,
                 12/16/1997                                                                                 $ 4,003,891
    1,585,000    Delaware County, OH, IDRB (Series 1995) Weekly VRDNs (Air Waves, Inc.
                 Project)/(KeyBank, N.A. LOC)                                                                 1,585,000
    2,000,000    Elyria, OH, Police Station Improvement Notes, (Series 1997), 4.00% BANs,
                 12/4/1997                                                                                    2,002,876
    3,300,000    Elyria, OH, Various Purpose Improvement Notes, (Series 1996-2), 4.20%
                 BANs, 9/25/1997                                                                              3,302,552
    1,000,000    Finneytown, OH LSD, 4.375% BANs, 7/17/1997                                                   1,001,523
    4,500,000    Franklin County, OH IDA Weekly VRDNs (Heekin Can, Inc.)/(PNC Bank,

                 Ohio, N.A. LOC)                                                                              4,500,000
    2,940,000    Franklin County, OH IDA Weekly VRDNs (Unicorn Leasing Corp.)/(Fifth
                 Third Bank, Cincinnati LOC)                                                                  2,940,000
    3,490,000    Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon L.L.C.
                 Project)/(Norwest Bank Minnesota, Minneapolis LOC)                                           3,490,000
    4,900,000    Franklin County, OH IDA, Adjustable Rate Demand IDRB's (Series 1996A)
                 Weekly VRDNs (Carams, Ltd.)/(Huntington National Bank,

                 Columbus, OH LOC)                                                                            4,900,000
    2,100,000    Franklin County, OH IDA, Adjustable Rate Demand IDRB's (Series 1996B)
                 Weekly VRDNs (Carams, Ltd.)/(Huntington National Bank, Columbus,

                 OH LOC)                                                                                      2,100,000
    4,000,000    Franklin County, OH IDA, IDRB Weekly VRDNs (Tigerpoly
                 Manufacturing, Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                                     4,000,000
    2,090,000    Franklin County, OH, Adjustable Rate Demand Economic Development
                 Revenue Refunding Bonds (Series 1996) Weekly VRDNs (CPM

                 Investments)/(Huntington National Bank, Columbus, OH LOC)                                    2,090,000
    1,395,000    Franklin, OH County of, Health Care Facilities Revenue Bonds (Series
                 1994) Weekly VRDNs (Wesley Glenn, Inc.)/(Fifth Third Bancorp LOC)                            1,395,000
    1,635,000    Greene County, OH, Various Purpose Certificates of Indebtedness, 4.00%
                 BANs, 12/11/1997                                                                             1,638,295
    2,000,000    Hamilton County, OH Health System Weekly VRDNs (West Park
                 Community)/(Fifth Third Bank, Cincinnati LOC)                                                2,000,000

OHIO MUNICIPAL CASH TRUST


   PRINCIPAL

    AMOUNT                                                                                                         VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                 OHIO -- CONTINUED

 $  1,725,000    Hancock County, OH, (Series A), 4.50% BANs, 9/19/1997                                      $ 1,728,199
    7,500,000    Henry County Ohio, Series 1996 Automatic Feed Project Weekly VRDNs
                 (Huntington National Bank, Columbus, OH LOC)                                                 7,500,000
    2,400,000    Highland Heights City, OH, 3.97% BANs, 12/18/1997                                            2,403,220
    4,000,000    Hilliard, OH, Adjustable Rate IDRB's (Series 1996) Weekly VRDNs (Medex,
                 Inc.)/(Bank One, Columbus, N.A. LOC)                                                         4,000,000
    2,000,000    Holmes County, OH IDA Weekly VRDNs (Poultry Processing)/(Rabobank
                 Nederland, Utrecht LOC)                                                                      2,000,000
    1,970,000    Holmes County, OH, Sanitary Sewer System Improvement Notes, 4.25%
                 BANs, 5/21/1997                                                                              1,970,259
    1,430,600    Huber Heights, OH, 4.00% BANs, 1/23/1998                                                     1,433,622
    1,195,000    Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs (Lasermike, Inc.
                 Project)/(KeyBank, N.A. LOC)                                                                 1,195,000
    1,357,000    Huron City, OH, Various Purpose General Ltd Tax, 4.10% BANs, 2/25/1998                       1,360,759
    1,200,000    Kent, OH, Adjustable Rate IDRB's (Series 1994) Weekly VRDNs (Raven's
                 Metal Products, Inc. Project)/(First National Bank of Ohio, Akron LOC)                       1,200,000
    1,000,000    Lake County, OH, 4.00% BANs, 3/12/1998                                                       1,002,071
    3,300,000    Lake County, OH, Adjustable Rate IDRB's (Series 1996) Weekly VRDNs
                 (Apsco Properties, LTD.)/(First National Bank of Ohio, Akron LOC)                            3,300,000
    3,000,000    Lorain County, OH, 4.40% BANs, 9/19/1997                                                     3,004,451
    4,190,000    Lorain Port Authority, OH, (Series 1994) Weekly VRDNs (Spitzer Great
                 Lakes Ltd., Inc.)/(Bank One, Cleveland, N.A. LOC)                                            4,190,000
    1,240,000    Lorain Port Authority, OH, Adjustable Rate Demand Port Development
                 Refunding Revenue Bonds (Series 1996) Weekly VRDNs (Spitzer Project)/

                 (Bank One, Cleveland, N.A. LOC)                                                              1,240,000
      305,000    Lorain Port Authority, OH, IDRB (Series 1996) Weekly VRDNs (Brush
                 Wellman, Inc.)/(National City Bank, Cleveland, OH LOC)                                         305,000
      800,000    Lucas County, OH IDA Weekly VRDNs (Kuhlman Corp.)/(KeyBank, N.A.
                 LOC)                                                                                           800,000
    2,000,000    Lucas County, OH IDA, (Series 1991) Weekly VRDNs (Ohio Citizens Bank)/
                 (National City Bank, Cleveland, OH LOC)                                                      2,000,000

OHIO MUNICIPAL CASH TRUST


   PRINCIPAL

    AMOUNT                                                                                                    VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                 OHIO -- CONTINUED

 $  1,775,000    Lucas County, OH, Hospital Facility Improvement Revenue Bonds
                 (Series 93) Weekly VRDNs (Lott Industries, Inc.)/(National City Bank,

                 Cleveland, OH LOC)                                                                         $ 1,775,000
      245,000    Lucas County, OH, Hospital Improvement Revenue Weekly VRDNs
                 (Sunshine Children's Home)/(National City Bank, Cleveland, OH LOC)                             245,000
    2,000,000    Lucas County, OH, Hospital Refunding Revenue Bonds Weekly VRDNs
                 (Riverside Hospital, OH)/(Huntington National Bank, Columbus, OH LOC)                        2,000,000
    5,300,000    Lucas County, OH, Sewer Improvement, 4.25% BANs, 10/28/1997                                  5,308,024
    1,000,000    Lyndhurst, OH, 4.00% BANs, 3/18/1998                                                         1,001,689
    5,325,000    Mahoning County, OH Multifamily HFA Weekly VRDNs (International
                 Towers, Inc.)/(PNC Bank, Ohio, N.A. LOC)                                                     5,325,000
      715,000    Mansfield, OH, IDR Weekly VRDNs (Designed Metal Products, Inc.)/(Bank
                 One, Columbus, N.A. LOC)                                                                       715,000
    3,750,000    Medina County, OH, 4.50% BANs, 8/28/1997                                                     3,756,461
    5,400,000    Medina County, OH, Solid Waste Disposal Revenue Bonds (Series 1995)
                 Weekly VRDNs (Valley City Steel Company Project)/(KeyBank, N.A. LOC)                         5,400,000
    4,990,000    Mentor, OH, LT. GO. Series 1996, 4.00% BANs, 9/4/1997                                        4,996,701
      500,000    Montgomery County, OH Health Facilities Authority, (Series 1995) Weekly
                 VRDNs (Sisters of Charity Health Care System)/(Toronto-Dominion Bank

                 LIQ)                                                                                           500,000

    2,020,000    Montgomery County, OH, Adjustable Rate Economic Development
                 Revenue Refunding Bonds (Series 1997) Weekly VRDNs (Cross Country

                 Inns, Inc.)/(Bank One, Columbus, N.A. LOC)                                                   2,020,000
    1,970,000    Montgomery, OH IDA Weekly VRDNs (Bethesda Two Limited
                 Partnership)/(Huntington National Bank, Columbus, OH LOC)                                    1,970,000
      320,000    North Olmsted, OH IDA Weekly VRDNs (Bryant & Stratton)/(KeyBank,
                 N.A. LOC)                                                                                      320,000
      915,000    North Olmsted, OH IDA, 3.80% TOBs (Therm-All)/(National City Bank,
                 Cleveland, OH LOC), Optional Tender 8/1/1997                                                   915,000
    1,295,000    Ohio HFA Weekly VRDNs (Westchester Village)/(KeyBank, N.A. LOC)                              1,295,000
    2,005,000    Ohio HFA, (CR-18), (Series 1988A), 3.90% TOBs (GNMA COL)/(Citibank
                 N.A., New York LIQ), Optional Tender 8/1/1997                                                2,005,000

OHIO MUNICIPAL CASH TRUST


   PRINCIPAL

    AMOUNT                                                                                                     VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                 OHIO -- CONTINUED

 $  5,000,000    Ohio HFA, (Series 1997 A-2), 3.65% TOBs, Mandatory Tender 3/2/1998                         $ 5,000,000
    7,040,000    Ohio HFA, 4.25% TOBs (Lincoln Park Associates)/(Bank One, Dayton,
                 N.A. LOC), Optional Tender 5/1/1997                                                          7,040,000
    7,025,000 (b)Ohio HFA, Single Family Mortgage (Series PT-71) Weekly VRDNs (GNMA COL)/(Commerzbank AG,
                 Frankfurt LIQ)                                                                               7,025,000
    4,000,000 (b)Ohio HFA, Trust Receipts (Series 1996 FR/RI-6) Weekly VRDNs (GNMA
                 COL)/(Bank of New York, New York LIQ)                                                        4,000,000
    3,000,000    Ohio School Districts, 1996 Cash Flow Borrowing Program Certificates of
                 Participation, 4.53% RANs, 6/30/1997                                                         3,002,511
    1,800,000    Ohio State Air Quality Development Authority, (Series 1988A) Weekly
                 VRDNs (PPG Industries, Inc.)                                                                 1,800,000
    4,600,000    Ohio State Air Quality Development Authority, 3.50% CP (Cleveland
                 Electric Illuminating Co.)/(FGIC INS)/(FGIC Securities Purchase, Inc.

                 LIQ), Mandatory Tender 5/9/1997                                                              4,600,000
    1,880,000    Ohio State Higher Education Facility, Revenue Bonds Weekly VRDNs
                 (Notre Dame College Project)/(National City Bank, Cleveland, OH LOC)                         1,880,000
    2,000,000    Ohio State Water Development Authority, Ohio PCR Bonds (Series 1989)
                 Weekly VRDNs (Duquesne Light Power Co.)/(Barclays Bank PLC, London

                 LOC)                                                                                         2,000,000

   10,000,000    Ohio State Water Development Authority, PCR Refunding Bonds Weekly

                 VRDNs (General Motors Corp.)                                                                10,000,000
    3,500,000    Ohio State Water Development Authority, Pollution Control Facilities
                 Revenue Bonds, 3.80% TOBs (Union Bank of Switzerland, Zurich LOC),

                 Optional Tender 5/1/1997                                                                     3,500,000
      500,000    Ohio State Weekly VRDNs (John Carroll University, OH)/(PNC Bank, N.A.
                 LOC)                                                                                           500,000
    5,000,000    Ohio State, Environmental Improvement Revenue Bonds (Series 1996)
                 Weekly VRDNs (Newark Group Industries, Inc.)/(Chase Manhattan Bank

                 N.A., New York LOC)                                                                          5,000,000
    1,320,000    Ohio State, IDR (Series 1991) Weekly VRDNs (Standby Screw, Inc.)/
                 (National City Bank, Columbus, OH LOC)                                                       1,320,000
    1,400,000    Ohio State, IDRB (Series 1994) Weekly VRDNs (Anomatic Corporation)/
                 (National City Bank, Columbus, OH LOC)                                                       1,400,000

OHIO MUNICIPAL CASH TRUST


   PRINCIPAL

    AMOUNT                                                                                                     VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                 OHIO -- CONTINUED

 $  4,900,000    Oregon City, OH, 4.15% BANs, 12/18/1997                                                    $ 4,914,947
    1,250,000    Orrville, OH IDA Weekly VRDNs (O.S. Associates/Contours, Inc.)/
                 (National City Bank, Cleveland, OH LOC)                                                      1,250,000
    5,560,000    Ottawa County, OH, 4.15% BANs, 4/7/1998                                                      5,572,483
      135,000    Portage County, OH IDA Weekly VRDNs (D & W Associates)/(Bank One,

                 Akron, N.A. LOC)                                                                               135,000
      370,000    Portage County, OH IDA, 3.95% TOBs (Neidlinger)/(KeyBank, N.A. LOC),
                 Optional Tender 9/1/1997                                                                       370,000
    4,300,000    Portage County, OH IDA, Adjustable Rate IDRB's (Series 1996) Weekly
                 VRDNs (Barnette Project)/(National City, Northeast LOC)                                      4,300,000
      900,000    Portage County, OH IDA, Industries Revenue Bonds Weekly VRDNs
                 (Lovejoy Industries)/(Star Bank, N.A., Cincinnati LOC)                                         900,000
      500,000    Ross County, OH, Hospital Facilities Revenue Bonds (Series 1995) Weekly
                 VRDNs (Medical Center Hospital Project)/(Fifth Third Bank, Cincinnati

                 LOC)                                                                                           500,000
    1,868,000    Sandusky, OH, 4.00% BANs, 11/26/1997                                                         1,871,091
    1,700,000    Seneca County, OH Hospital Facility Authority Weekly VRDNs (St. Francis
                 Home)/(National City Bank, Cleveland, OH LOC)                                                1,700,000
    3,890,000    Shaker Heights, OH, 4.25% BANs, 10/17/1997                                                   3,897,799
      800,000    Sharonville, OH, IDR Weekly VRDNs (Xtek, Inc.)/(Fifth Third Bank,

                 Cincinnati LOC)                                                                                800,000
      560,000    Solon, OH, IDR Weekly VRDNs (Graphic Laminating)/(KeyBank, N.A.
                 LOC)                                                                                           560,000
    2,000,000    Solon, OH, IDRB (Series 1995) Weekly VRDNs (Cleveland Twist Drill Company)/(NationsBank,
                 South LOC)                                                                                   2,000,000
    1,000,000    Stark County, OH IDR Weekly VRDNs (KeyBank, N.A. LOC)                                        1,000,000
    2,180,000    Stark County, OH IDR, (Series 1994) Weekly VRDNs (Wilk of Morris)/
                 (KeyBank, N.A. LOC)                                                                          2,180,000
    1,300,000    Stark County, OH IDR, IDRB (Series 1996) Weekly VRDNs (Foundations
                 Systems and Anchors, Inc. Project)/(Bank One, Akron, N.A. LOC)                               1,300,000
    5,300,000    Stark County, OH IDR, IDRB's (Series 1995) Weekly VRDNs (Gramac
                 Project, OH)/(KeyBank, N.A. LOC)                                                             5,300,000

OHIO MUNICIPAL CASH TRUST


   PRINCIPAL

    AMOUNT                                                                                                     VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                 OHIO -- CONTINUED

 $  1,285,000    Strongsville, OH, IDRB (Series 1994) Weekly VRDNs (Nutro Machinery
                 Corp., Project)/(Huntington National Bank, Columbus, OH LOC)                               $ 1,285,000
    2,500,000    Summit County, OH IDR Weekly VRDNs (Maison Aine Limited
                 Partnership)/(KeyBank, N.A. LOC)                                                             2,500,000
    4,500,000    Summit County, OH IDR, (Series 1994) Weekly VRDNs (Harry London
                 Candies, Inc.)/(Bank One, Akron, N.A. LOC)                                                   4,500,000
      875,000    Summit County, OH IDR, 3.65% TOBs (S.D. Meyers, Inc.)/(Bank One,
                 Akron, N.A. LOC), Optional Tender 8/15/1997                                                    875,000
    1,140,000    Summit County, OH IDR, 3.75% TOBs (Matech Machine Tool Co.)/(Bank
                 One, Akron, N.A. LOC), Optional Tender 8/1/1997                                              1,140,000
    1,030,000    Summit County, OH IDR, 3.80% TOBs (Rogers Industrial Products, Inc.)/
                 (Bank One, Akron, N.A. LOC), Optional Tender 5/1/1997                                        1,030,000
      660,000    Summit County, OH IDR, 3.90% TOBs (Bechmer-Boyce Project)/(KeyBank,
                 N.A. LOC), Optional Tender 7/15/1997                                                           660,000
      355,000    Summit County, OH IDR, 3.95% TOBs (Keltec Industries)/(Bank One,
                 Akron, N.A. LOC), Optional Tender 9/1/1997                                                     355,000
      760,000    Summit County, OH IDR, 3.95% TOBs (Universal Rack)/(National City
                 Bank, Cleveland, OH LOC), Optional Tender 9/1/1997                                             760,000
    1,700,000    Summit County, OH IDR, Adjustable Rate IDRB's (Series 1996) Weekly
                 VRDNs (Fomo Products, Inc.)/(First National Bank of Ohio, Akron LOC)                         1,700,000
      880,000    Summit County, OH IDR, Bonds (Series 1994) Weekly VRDNs (Austin
                 Printing Co., Inc.)/(Bank One, Akron, N.A. LOC)                                                880,000
    2,890,000    Summit County, OH IDR, IDRB (Series 1994B) Weekly VRDNs (Harry
                 London Candies, Inc.)/(Bank One, Akron, N.A. LOC)                                            2,890,000
      925,000    Summit County, OH IDR, IDRB (Series 1995) Weekly VRDNs (Cardtech
                 Project (OH))/(KeyBank, N.A. LOC)                                                              925,000
    1,420,000    Summit County, OH IDR, Industrial Development Bonds (Series 1996)
                 Weekly VRDNs (Creative Screen Print Project)/(National City, Northeast

                 LOC)                                                                                         1,420,000
    1,350,000    Summit County, OH IDR, Multi-Mode Variable Rate I Weekly VRDNs
                 (Mastergraphics, Inc. Project)/(KeyBank, N.A. LOC)                                           1,350,000

OHIO MUNICIPAL CASH TRUST


   PRINCIPAL

    AMOUNT                                                                                                         VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                 OHIO -- CONTINUED

 $  3,500,000    Summit County, OH, Adjustable Rate Healthcare Facilities Revenue Bonds
                 (Series 1996) Weekly VRDNs (United Disability Services, Inc.)/(First

                 National Bank of Ohio, Akron LOC)                                                          $ 3,500,000
    3,000,000    Summit County, OH, Various Purpose Notes (Series 1996C), 4.375% BANs,
                 11/20/1997                                                                                   3,011,661
    1,000,000    Toledo-Lucas County, OH Port Authority, IDA Weekly VRDNs (Medusa
                 Corp.)/(Bayerische Vereinsbank AG, Munich LOC)                                               1,000,000
    2,500,000    Trumbull County, OH IDA, (Series 1989) Weekly VRDNs (McSonald Steel
                 Corp.)/(PNC Bank, Ohio, N.A. LOC)                                                            2,500,000
    1,330,000    Trumbull County, OH IDA, IDR Refunding Bonds (Series 1994) Weekly
                 VRDNs (Churchill Downs, Inc.)/(Bank One, Columbus, N.A. LOC)                                 1,330,000
    1,165,000    Tuscarawas County, OH, Adjustable Rate IDRB's (Series 1995) Weekly
                 VRDNs (Primary Packaging, Inc.)/(First National Bank of Ohio, Akron

                 LOC)                                                                                         1,165,000
    2,085,000    Wayne County, OH, Health Care Facility Revenue Bonds (Series 1995)
                 Weekly VRDNs (D & M Realty Project)/(Bank One, Youngstown, NA LOC)                           2,085,000
    5,000,000    Westlake, OH City School District, Voted Unlimited Tax GO's, 4.20%
                 BANs, 7/28/1997                                                                              5,007,147
    2,650,000    Williams County, OH, Multi-Mode Variable Rate IDRB's (Series 1996)
                 Weekly VRDNs (Allied Moulded Products, Inc.)/(KeyBank, N.A. LOC)                             2,650,000
    1,100,000    Willoughby City, OH, IDR Refunding Bonds (Series 1995A) Weekly
                 VRDNs (Pine Ridge Shopping Center Company Project)/(Star Bank, N.A.,

                 Cincinnati LOC)                                                                              1,100,000
    1,185,000    Willoughby City, OH, IDR Revenue Bonds (Series 1995B) Weekly VRDNs
                 (Pine Ridge Shopping Center Company Project)/(Star Bank, N.A.,

                 Cincinnati LOC)                                                                              1,185,000
    1,200,000    Wood County, OH Weekly VRDNs (Principle Business Enterprises)/
                 (National City Bank, Cleveland, OH LOC)                                                      1,200,000
    2,120,000    Wood County, OH, EDRB Weekly VRDNs (Roe Inc. Project)/(Huntington
                 National Bank, Columbus, OH LOC)                                                             2,120,000
    3,000,000    Wooster City, OH, Waterworks System Improvement (Series 1996), 4.125%
                 BANs, 11/20/1997                                                                             3,006,023

OHIO MUNICIPAL CASH TRUST


   PRINCIPAL

    AMOUNT                                                                                                   VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                 OHIO -- CONTINUED

 $               4,300,000 Youngstown, OH, Adjustable Rate Demand
                 IDRB's (Series 1996A) Weekly VRDNs (Cantar/Polyair
                 Corp./Performa Corp.)/(Marine Midland Bank

                 N.A., Buffalo, NY LOC)                                                                   $   4,300,000
                   TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                                               $ 302,058,893

Securities that are subject to Alternative Minimum Tax represent 48.6% of the portfolio as calculated based upon total portfolio market value.

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Ratings Group, MIG-1, or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At April 30, 1997, the portfolio securities were rated as follows:

    Tier Rating Percent Based on Total Market Value (unaudited)


    FIRST TIER      SECOND TIER

    95.8%             4.2%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At April 30, 1997, these securities amounted to $11,025,000 which represents 3.6% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($304,548,072) at April 30, 1997.

The following acronyms are used throughout this portfolio:

BANs  -- Bond Anticipation Notes
COL   -- Collateralized
CP    -- Commercial Paper

EDRB -- Economic Development Revenue Bonds FGIC -- Financial Guaranty Insurance Company GNMA -- Government National Mortgage Association GO -- General Obligation HFA -- Housing Finance Authority IDA -- Industrial Development Authority IDR -- Industrial Development Revenue IDRB -- Industrial Development Revenue Bond INS -- Insured LIQ -- Liquidity Agreement LOC -- Letter of Credit LT -- Limited Tax LTD -- Limited PCR -- Pollution Control Revenue PLC -- Public Limited Company RANs -- Revenue Anticipation Notes TOBs -- Tender Option Bonds VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

OHIO MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)



 ASSETS:

 Total investments in securities, at amortized cost and value                                  $302,058,893
 Cash                                                                                               899,901
 Income receivable                                                                                2,615,426
    Total assets                                                                                305,574,220

 LIABILITIES:

 Income distribution payable                                                    $ 879,357
 Accrued expenses                                                                 146,791
    Total liabilities                                                                             1,026,148
 NET ASSETS for 304,548,072 shares outstanding                                                 $304,548,072

 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SERVICE SHARES:

 $54,336,076 / 54,336,076 shares outstanding                                                          $1.00
 CASH II SHARES:
 $207,115,080 / 207,115,080 shares outstanding                                                        $1.00
 INSTITUTIONAL SHARES:

 $43,096,916 / 43,096,916 shares outstanding                                                          $1.00

(See Notes which are an integral part of the Financial Statements)

OHIO MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                           $6,549,921

 EXPENSES:

 Investment advisory fee                                                               $  707,700
 Administrative personnel and services fee                                                133,594
 Custodian fees                                                                            24,550
 Transfer and dividend disbursing agent fees and expenses                                 130,606
 Directors'/Trustees' fees                                                                  2,262
 Auditing fees                                                                              6,900
 Legal fees                                                                                 2,816
 Portfolio accounting fees                                                                 55,490
 Distribution services fee -- Cash II Shares                                              328,459
 Shareholder services fee -- Institutional Service Shares                                  79,495
 Shareholder services fee -- Cash II Shares                                               273,716
 Shareholder services fee -- Institutional Shares                                          88,789
 Share registration costs                                                                  19,120
 Printing and postage                                                                      10,862
 Insurance premiums                                                                         3,203
 Miscellaneous                                                                                204
   Total expenses                                                                       1,867,766
 Waivers --

   Waiver of investment advisory fee                                    $ (434,900)
   Waiver of distribution services fee -- Cash II Shares                   (54,743)
   Waiver of shareholder services fee -- Institutional Service Shares      (15,899)
   Waiver of shareholder services fee -- Institutional Shares              (88,789)
     Total waivers                                                                       (594,331)
       Net expenses                                                                                     1,273,435
         Net investment income                                                                         $5,276,486

(See Notes which are an integral part of the Financial Statements)

OHIO MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS


                                                                      SIX MONTHS

                                                                        ENDED              YEAR ENDED
                                                                      (UNAUDITED)          OCTOBER 31,

                                                                     APRIL 30, 1997           1996
 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS --

 Net investment income                                                $ 5,276,486 $          8,958,075
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Institutional Service Shares                                           (994,297)          (2,339,083)
  Cash II Shares                                                       (3,099,687)          (5,962,329)
  Institutional Shares                                                 (1,182,502)            (656,663)
  Change in net assets resulting from distributions to

  shareholders                                                         (5,276,486)          (8,958,075)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                         763,168,478        1,408,349,215
 Net asset value of shares issued to shareholders in payment of

 distributions declared                                                 2,579,036            6,083,711
 Cost of shares redeemed                                             (799,749,273)      (1,337,048,550)
  Change in net assets resulting from share transactions              (34,001,759)          77,384,376
  Change in net assets                                                (34,001,759)          77,384,376
 NET ASSETS:

 Beginning of period                                                  338,549,831          261,165,455
 End of period                                                      $ 304,548,072      $   338,549,831

(See Notes which are an integral part of the Financial Statements)

OHIO MUNICIPAL CASH TRUST

FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                     SIX MONTHS

                                       ENDED
                                    (UNAUDITED)

                                      APRIL 30,                    YEAR ENDED OCTOBER 31,
                                         1997       1996      1995      1994      1993      1992     1991(A)
 NET ASSET
 VALUE, BEGINNING

 OF PERIOD                             $ 1.00      $ 1.00    $ 1.00     $ 1.00   $ 1.00     $ 1.00   $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                  0.02        0.03      0.04       0.02     0.02       0.03     0.02
 LESS DISTRIBUTIONS

  Distributions from net

  investment income                     (0.02)      (0.03)    (0.04)     (0.02)   (0.02)     (0.03)   (0.02)
 NET ASSET VALUE, END OF PERIOD        $ 1.00      $ 1.00    $ 1.00     $ 1.00   $ 1.00     $ 1.00   $ 1.00
 TOTAL RETURN(B)                         1.56%       3.27%     3.61%      2.41%    2.33%      3.21%    2.40%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                               0.57%*      0.57%     0.57%      0.55%    0.48%      0.46%    0.35%*
  Net investment income                  3.13%*      3.23%     3.56%      2.36%    2.30%      3.10%    4.46%*
  Expense                                0.30%*      0.31%     0.29%      0.07%    0.19%      0.25%    0.32%*
  waiver/reimbursement(c)
 SUPPLEMENTAL DATA
  Net assets, end of period

  (000 omitted)                       $54,336      $59,721   $72,931   $62,499   $81,748   $74,342  $44,771

* Computed on an annualized basis.

(a) Reflects operations for the period from April 22, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

OHIO MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- CASH II SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                     SIX MONTHS

                                       ENDED
                                    (UNAUDITED)

                                      APRIL 30,                    YEAR ENDED OCTOBER 31,
                                        1997       1996      1995       1994      1993      1992      1991(A)
 NET ASSET
 VALUE, BEGINNING

 OF PERIOD                            $ 1.00     $ 1.00      $ 1.00     $ 1.00    $ 1.00     $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                 0.01       0.03       0.03        0.02      0.02       0.03      0.02
 LESS DISTRIBUTIONS

  Distributions from net

  investment income                    (0.01)     (0.03)     (0.03)     (0.02)     (0.02)     (0.03)    (0.02)
 NET ASSET VALUE, END OF              $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00
 PERIOD

 TOTAL RETURN(B)                        1.41%      2.96%      3.30%      2.10%      2.02%      2.90%     2.27%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                              0.87%*     0.87%      0.87%      0.85%      0.78%      0.76%     0.63%*
  Net investment income                 2.83%*     2.92%      3.25%      2.09%      2.01%      2.86%     4.18%*
  Expense                               0.30%*     0.31%      0.29%      0.24%      0.19%      0.25%     0.34%*
  waiver/reimbursement(c)
 SUPPLEMENTAL DATA
  Net assets, end of period

  (000 omitted)                     $207,115   $206,149   $188,234   $156,051   $127,017   $133,877   $94,081

* Computed on an annualized basis.

(a) Reflects operations for the period from April 22, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

OHIO MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                              SIX MONTHS
                             ENDED PERIOD

                                                    (UNAUDITED)            ENDED
                                                     APRIL 30,           OCTOBER 31,

                                                      1997                1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                $ 1.00                $ 1.00
 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                                0.02                  0.02
 LESS DISTRIBUTIONS

  Distributions from net investment income            (0.02)                (0.02)
 NET ASSET VALUE, END OF PERIOD                      $ 1.00                $ 1.00
 TOTAL RETURN(B)                                       1.67%                 2.22%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                             0.37%*                0.37%*
  Net investment income                                3.32%*                3.38%*
  Expense waiver/reimbursement(c)                      0.50%*                0.51%*
 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)           $43,097               $72,680

* Computed on an annualized basis.

(a) Reflects operations for the period from March 5, 1996 (date of initial public investment) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

OHIO MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Ohio Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Service Shares, Cash II Shares and Institutional Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

   Additional information on each restricted security held at April 30, 1997 is as follows:


   SECURITY                                           ACQUISITION DATE         ACQUISITION COST
   Ohio HFA, Single Family Mortgage (Series PT 71)       7/1/96                   $7,025,000

   Ohio HFA, Trust Receipts (Series 1996 FR/RI-6)

     Weekly VRDNs                                       3/14/97                    4,000,000

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1997, capital paid-in aggregated $304,548,072.

Transactions in shares were as follows:


                                                                                                    YEAR

                                                                               SIX MONTHS           ENDED
                                                                                  ENDED           OCTOBER 31,

 INSTITUTIONAL SERVICE SHARES                                                APRIL 30, 1997         1996
 Shares sold                                                                      74,408,162      440,264,015
 Shares issued to shareholders in payment of
 distributions declared                                                               89,019          226,623
 Shares redeemed                                                                 (79,882,117)    (453,700,715)
  Net change resulting from Institutional Service share transactions              (5,384,936)     (13,210,077)
                                                                                                     YEAR

                                                                                SIX MONTHS           ENDED
                                                                                   ENDED          OCTOBER 31,

 CASH II SHARES                                                              APRIL 30, 1997          1996
 Shares sold                                                                     385,468,051      681,930,901
 Shares issued to shareholders in payment of
 distributions declared                                                            2,469,755        5,797,497
 Shares redeemed                                                                (386,971,500)    (669,813,991)
  Net change resulting from Cash II Share transactions                               966,306       17,914,407

                                                                                                   PERIOD
                                                                                 SIX MONTHS         ENDED

                                                                                    ENDED         OCTOBER 31,

 INSTITUTIONAL SHARES                                                         APRIL 30, 1997       1996(A)
 Shares sold                                                                     303,292,265      286,154,299
 Shares issued to shareholders in payment of
 distributions declared                                                               20,262           59,591
 Shares redeemed                                                                (332,895,656)    (213,533,844)
  Net change resulting from Institutional Share transactions                     (29,583,129)      72,680,046
   Net change resulting from share transactions                                  (34,001,759)      77,384,376

(a) For the period from March 5, 1996 (date of initial public investment) to October 31, 1996.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.30% of average daily net assets of the Cash II Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   INTERFUND TRANSACTIONS -- During the period ended April 30, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $250,535,000 and $304,349,955, respectively.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

   Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1997, 63.1% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11.9% of total investments.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd

Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Glen R. Johnson
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
  Chairman

Glen R. Johnson
  President

J. Christopher Donahue
  Executive Vice President

Edward C. Gonzales
  Executive Vice President

John W. McGonigle

  Executive Vice President, Treasurer, and Secretary
Richard B. Fisher

  Vice President
S. Elliott Cohan

  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

OHIO MUNICIPAL
CASH TRUST

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

APRIL 30, 1997

[Graphic]
Federated Investors

Federated Securities Corp., Distributor

Cusip 314229659
Cusip 314229857
Cusip 314229840

2052903 (6/97)

[Graphic]

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Pennsylvania Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1996, through April 30, 1997. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Service Shares, Cash Series Shares, and Institutional Shares.

The fund is a convenient way to keep your ready cash pursuing double tax-free income -- free from federal regular income tax, and state personal income tax* -- through a portfolio concentrated in high-quality, short-term Pennsylvania municipal securities. Investors' assets in the fund are also not subject to local personal property tax.* At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the fund paid double tax-free dividends of $0.02 per share for Institutional Service Shares, $0.01 per share for Cash Series Shares, and $0.02 per share for Institutional Shares. The fund's net assets stood at $316.5 million at the end of the reporting period.

Thank you for relying on Pennsylvania Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,
[Graphic]

Glen R. Johnson
President
June 15, 1997

* Income may be subject to the federal alternative minimum tax.

** Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S.

   government.

INVESTMENT REVIEW

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA,

Vice President, Federated Management

Q Can you comment on the economy and the interest rate environment during the six-month reporting period?

A Although it did not occur until the end of the fund's semi-annual reporting period, the Federal Reserve Board (the "Fed") brought about the first change in monetary policy in over a year. On March 25, 1997, the Fed, in the face of stronger than expected demand, voted to raise the federal funds target rate from 5.25% to 5.50%. The move was viewed as being pre-emptive against the threat of future inflationary pressures possibly brought about by tight labor market conditions. Until that point, movements in interest rates reflected shifting market sentiment about the need for the Fed to move to a more restrictive policy. As the reporting period began in November 1996, the economy had been showing signs of slowing, thereby allaying the market's fears about inflation. Then, in December, the market's uneasiness was once more ignited as a string of economic statistics showed stronger growth and Fed Chairman Alan Greenspan made cautionary statements regarding inflation and "irrational exuberance" in the equity market. With inflation still appearing to be benign, the market tolerated a steady pace of growth into early 1997. However, Chairman Greenspan's Humphrey-Hawkins testimony before Congress in late February marked a turning point for the short-term money markets -- indeed the bond and equity markets as well -- as his relatively hawkish statements revealed fears at the Fed that the transitory factors that had been keeping inflation under control in the face of fairly robust growth may be coming to an end. This statement by the Fed caused a sharp reversal in interest rate movement and the market's perception about future Fed policy. The ensuing weeks brought continued evidence of persistent strength, and culminated in the Fed's action at the Federal Open Market Committee in late March.

For the first three months of the reporting period, short-term interest rates traded in a relatively narrow range as the continued friendly inflation picture provided some comfort to market participants. The yield on the six-month Treasury bill, for example, moved in a range between 5.20% and 5.35% from the beginning of November through early February.

However, short-term interest rates began to rise in late February, and by the time of the Fed tightening in late March, had built in much of the expectations regarding the Fed decision. In April, the financial markets continued to focus on the likelihood of an additional tightening move later in May, causing short-term yields to rise even further. Yields on the six-month Treasury bill rose sharply over this interim period, moving from a low of 5.20% in mid-February to a high of 5.68% in late April before falling back to 5.53% by the end of reporting period.

Q What were your strategies for the fund during the period?

A The fund's average maturity at the beginning of the reporting period was approximately 58 days. As signs of strength in the economy became more apparent, and as expectation of an imminent Fed tightening increased in the first quarter of 1997, we lowered the average maturity target range of the fund from between 55 and 60 days to between 50 and 55 days. By the end of the reporting period, we had allowed the average maturity to roll further inward to 48 days, as we increased the percentage of seven-day variable rate demand notes to provide more portfolio responsiveness to interest rate increases.

Once an average maturity range is targeted, the portfolio attempts to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as Treasury securities. The fund's portfolio remained barbelled in structure, which combined a significant portion in seven-day variable rate demand notes and short maturity commercial paper with purchases of longer-term, six- to twelve-month fixed rate notes. This portfolio structure continues to pursue a competitive yield over time.

Q How has the fund's yield responded to this rate environment?

A The fund's yield was affected by Fed policy (interest rate increases), changes in market expectations, as well as supply and demand imbalances unique to the municipal money markets. However, because of these imbalances the fund's yield may experience more volatility on a weekly basis than Treasury yields and taxable money fund yields. In general, yields on municipal money market funds rose over the reporting period. For the fund, the seven-day net yield of Institutional Service Shares on April 30, 1997, was 3.72%, compared to 3.01% at the beginning of the reporting period.* For the Cash Service Shares, the seven-day net yield was 3.32% at the end of the period compared to 2.61% six months ago.* For the Institutional Shares, the seven-day yield was 3.92% on April 30, 1997, compared to 3.21% on November 1, 1996.*

Q Looking through 1997, what is your outlook for short-term rates?

A Although the Fed decided to hold short-term interest rates steady in the March meeting, our expectations are that the Fed will find cause to tighten monetary policy further in 1997 -- perhaps as soon as in July. It is also anticipated that the overall tightening cycle will not be long in terms of magnitude or duration. The pre-emptive move by the Fed should help to preclude the need for more aggressive action down the road by preventing the buildup of inflationary pressures. We would look to see moderately higher short-term interest rates throughout the course of the year, but not to the extent evidenced in the last tightening cycle in 1994. As such, we will likely continue in our modestly defensive stance for the portfolio until market conditions indicate otherwise.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

PENNSYLVANIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)


  PRINCIPAL

AMOUNT
VALUE



 (A)SHORT-TERM MUNICIPALS -- 99.4%
              PENNSYLVANIA -- 99.4%

 $ 1,000,000  Allegheny County, PA IDA, (Series 1991) Weekly VRDNs (Mine Safety
              Appliances Co.)/(Sanwa Bank Ltd., Osaka LOC)

$          1,000,000
   1,300,000  Allegheny County, PA IDA, (Series 1991B) Weekly VRDNs
              (Shandon, Inc.)/(PNC Bank, N.A.

LOC)                                                                 1,300,000
   6,500,000  Allegheny County, PA IDA, 3.70% CP (Duquesne Light Power Co.)/

              (Barclays Bank PLC, London LOC), Mandatory Tender
2/5/1998                                           6,500,000

   4,710,000  Allegheny County, PA IDA, Commercial Development Revenue Bonds
              (Series 1992) Weekly VRDNs (Eleven Parkway Center Associates)/
              (National City, Pennsylvania

LOC)                                                                    4,710,000
   5,000,000  Allegheny County, PA IDA, PCR (Series 1992A), 3.65% TOBs (Duquesne

              Light Power Co.)/(Canadian Imperial Bank of Commerce, Toronto LOC),
              Optional Tender

10/30/1997                                                                           5,000,000

   3,040,000  Allegheny County, PA IDA, Variable Rate Demand Revenue Bonds
              (Series A of 1997) Weekly VRDNs (Jewish Community Center)/
              (National City, Pennsylvania

LOC)                                                                    3,040,000

   5,000,000  Allegheny County, PA IDA, Variable Rate Demand Revenue Bonds
              (Series B of 1997) Weekly VRDNs (Jewish Community Center)/
              (National City, Pennsylvania

LOC)                                                                    5,000,000

   5,000,000  Allegheny County, PA Port Authority, (Series A), 3.90% GANs
              (PNC Bank, N.A. LOC),

6/30/1997                                                                      5,000,000
   3,000,000  Beaver County, PA IDA, PCR Refunding Bonds (1992 Series-E), 3.70% CP

              (Toledo Edison Co.)/(Toronto-Dominion Bank LOC), Mandatory Tender

12/4/1997
3,000,000

   4,000,000  Bedford County, PA IDA, (Series 1985) Weekly VRDNs (Sepa, Inc.
              Facility)/(First Union National Bank, Charlotte, NC

LOC)                                             4,000,000

PENNSYLVANIA MUNICIPAL CASH TRUST


  PRINCIPAL

AMOUNT
VALUE



 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              PENNSYLVANIA -- CONTINUED

 $            1,210,000 Berks County, PA IDA Weekly VRDNs (ADC Quaker
              Maid Meats)/ (Corestates Bank N.A., Philadelphia, PA
              LOC)

$          1,210,000
     910,000  Berks County, PA IDA Weekly VRDNs (Beacon Container)/(Corestates
              Bank N.A., Philadelphia, PA

LOC)                                                                       910,000

   1,700,000  Berks County, PA IDA, (Series 1988) Weekly VRDNs (Arrow
              Electronics, Inc.)/(Corestates Bank N.A., Philadelphia,
              PA

LOC)                               1,700,000

   3,550,000  Berks County, PA IDA, Manufacturing Facilities Revenue Bonds
              (Series 1996) Weekly VRDNs (Ram Industries, Inc.)/(Corestates Bank

              N.A., Philadelphia, PA

LOC)                                                                          3,550,000

   1,865,000  Berks County, PA IDA, Manufacturing Facilities Revenue Bonds
              (Series 1995) Weekly VRDNs (Grafika Commercial Printing, Inc.)/

              (Corestates Bank N.A., Philadelphia, PA
LOC)                                                         1,865,000
     450,000  Berks County, PA IDA, Revenue Bonds (Series 1995A/Subseries A) Weekly
              VRDNs (Corestates Bank N.A., Philadelphia, PA

LOC)                                                     450,000

   1,165,000  Berks County, PA IDA, Revenue Bonds (Series 1995A/Subseries B) Weekly
              VRDNs (Corestates Bank N.A., Philadelphia, PA

LOC)                                                   1,165,000
   1,425,000  Berks County, PA IDA, VRD/Fixed Rate Revenue Bonds (Series A of 1996)

              Weekly VRDNs (Lebanon Valley Mall Co.)/(Meridian Bank, Reading,

              PA
LOC)

1,425,000

   2,135,000  Bucks County, PA IDA, Weekly VRDNs (Double H Plastics, Inc.)/
              (Corestates Bank N.A., Philadelphia, PA

LOC)                                                         2,135,000
   2,700,000  Bucks County, PA IDA, Weekly VRDNs (Pennsylvania Associates)/

              (Corestates Bank N.A., Philadelphia, PA
LOC)                                                         2,700,000
   4,000,000  Bucks County, PA IDA, (Series 1991) Weekly VRDNs (Cabot
              Medical Corp.)/(Corestates Bank N.A., Philadelphia, PA

LOC)                                                  4,000,000
   4,000,000  Butler County, PA IDA, Weekly VRDNs (Mine Safety Appliances Co.)/

              (Sanwa Bank Ltd, Osaka

LOC)                                                                          4,000,000
   1,000,000  Butler County, PA IDA, (Series 1992B) Weekly VRDNs (Mine Safety

              Appliances Co.)/(Sanwa Bank Ltd, Osaka
LOC)                                                          1,000,000
   1,400,000  Butler County, PA IDA, (Series 1996 A) Weekly VRDNs (Armco, Inc.)/
              (Chase Manhattan Bank N.A., New York

LOC)                                                            1,400,000

PENNSYLVANIA MUNICIPAL CASH TRUST


  PRINCIPAL

AMOUNT
VALUE



 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              PENNSYLVANIA -- CONTINUED

 $ 5,500,000  Butler County, PA IDA, First Mortgage Revenue Bonds, 10.125% Bonds
              (St. John Lutheran Care Center)/(United States Treasury PRF),

              10/1/1997 (@102)
$          5,750,006

   2,330,000  Butler County, PA IDA, IDRB (Series 1994) Weekly VRDNs
              (Lue-Rich Holding Company, Inc. Project)/(ABN AMRO Bank N.V.,
              Amsterdam

LOC)                                                                                       2,330,000

   5,400,000  Butler County, PA IDA, Variable Rate Demand Revenue Bonds
              (Series 1996A), 4.25% TOBs (Lutheran Welfare)/(PNC Bank, N.A. LOC),
              Mandatory Tender

11/3/1997                                                                           5,416,031
   3,900,000  Cambria County, PA IDA Weekly VRDNs (Cambria Cogeneration)/
              (ABN AMRO Bank N.V., Amsterdam

LOC)                                                                  3,900,000
   1,500,000  Carbon County, PA IDA, Weekly VRDNs (Summit Management &

              Utilities, Inc.)/(PNC Bank, N.A.

LOC)                                                                1,500,000
   5,000,000  Carbon County, PA IDA, 3.70% CP (Panther Creek)/(National Westminster

              Bank, PLC, London LOC), Mandatory Tender
5/1/1997                                                    5,000,000

   1,060,000  Carbon County, PA IDA, Resource Recovery Bonds (Series B), 3.60% CP
              (Panther Creek)/(National Westminster Bank, PLC, London LOC),
              Mandatory Tender

5/13/1997                                                                           1,060,000
   6,825,000  Carbon County, PA IDA, Resource Recovery Bonds, 3.70% CP (Panther
              Creek)/(National Westminster Bank, PLC, London LOC), Mandatory
              Tender

5/1/1997                                                                                      6,825,000

   5,000,000  Carbon County, PA IDA, Solid Waste Disposal Revenue Notes
              (Series 1996), 3.90% RANs (Horsehead Resource Development, Inc.)/
              (Chase Manhattan Bank N.A., New York LOC),

12/3/1997                                                 5,000,000
   7,300,000  Clearfield County, PA IDA, Weekly VRDNs (Penn Traffic Co.)/

              (ABN AMRO Bank N.V., Amsterdam

LOC)                                                                  7,300,000

   6,000,000  Clinton County, PA IDA, Solid Waste Disposal Revenue Bonds
              (Series 1992A), 3.75% TOBs (International Paper Co.), Optional Tender

1/15/1998
6,000,000

   3,000,000  Clinton County, PA, IDA, Weekly VRDNs (Armstrong World
              Industries, Inc.)/(Mellon Bank N.A., Pittsburgh

LOC)                                                 3,000,000

PENNSYLVANIA MUNICIPAL CASH TRUST


  PRINCIPAL

AMOUNT
VALUE



 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              PENNSYLVANIA -- CONTINUED

 $ 5,000,000  Coatsville, PA School District, 4.25% TRANs, 6/30/1997
$          5,001,970

   5,000,000  Commonwealth of Pennsylvania, 4.50% TANs,
6/30/1997                                                  5,006,399

   1,300,000  Cumberland County, PA IDA, Industrial Development Bonds (Series 1994)
              Weekly VRDNs (Lane Enterprises, Inc. Project)/(Corestates Bank N.A.,
              Philadelphia, PA

LOC)                                                                                1,300,000
   4,900,000  Delaware County Authority, PA, Hospital Revenue Bonds (Series of 1996)

              Weekly VRDNs (Crozer-Chester Medical Center)/(Kredietbank N.V.,
              Brussels

LOC)                                                                                        4,900,000

   3,900,000  East Hempfield Township, PA IDA, (Series 1985) Weekly VRDNs
              (Yellow Freight System)/(Wachovia Bank of Georgia N.A., Atlanta

LOC)                                 3,900,000

  10,900,000  Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health
              System)/(Mellon Bank N.A., Pittsburgh

LOC)                                                          10,900,000
     200,000  Erie County, PA IDA, Weekly VRDNs (P.H.B. Project)/(PNC Bank,

              N.A.

LOC)                                                                                              200,000
     325,000  Erie County, PA IDA, (Series 1985) Weekly VRDNs (R. P-C Value, Inc.)/
              (PNC Bank, N.A.

LOC)                                                                                   325,000
     400,000  Erie County, PA IDA, (Series B) Weekly VRDNs (P.H.B. Project)/
              (PNC Bank, N.A.

LOC)                                                                                   400,000
     400,000  Forest County, PA IDA, Weekly VRDNs (Industrial Timber & Land Co.)/
              (National City Bank, Cleveland, OH

LOC)                                                                400,000
   1,155,000  Forest County, PA IDA, Weekly VRDNs (Marienville Health Care

              Facility)/(PNC Bank, N.A.

LOC)                                                                       1,155,000
   1,800,000  Franklin County, PA IDA Weekly VRDNs (The Guarriello Limited

              Partnership)/(PNC Bank, N.A.

LOC)                                                                    1,800,000
   2,670,000  Hampton Township, PA School District, 4.19% TRANs,
6/30/1997                                         2,670,378

   7,000,000  Lancaster County, PA Hospital Authority, Health Center Revenue Bonds
              (Series 1996) Weekly VRDNs (Masonic Homes)/(First Union National

              Bank, Charlotte, NC

LIQ)                                                                             7,000,000

   2,050,000  Lancaster, PA Higher Education Authority, College Revenue Bonds
              (Series 1995) Weekly VRDNs (Franklin and Marshall College

Project)                                   2,050,000

     856,092  Lawrence County, PA IDA, (Series 1989A) Weekly VRDNs
              (Ellwood Uddeholm Steel Co.)/(KeyBank, N.A.

LOC)                                                                856,092

PENNSYLVANIA MUNICIPAL CASH TRUST


  PRINCIPAL

AMOUNT
VALUE



 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              PENNSYLVANIA -- CONTINUED

 $ 4,640,000  Lehigh County, PA General Purpose Authority, Revenue Bonds (Series
              1990) Weekly VRDNs (Phoebe Terrace, Inc.)/(Corestates Bank N.A.,

              Philadelphia, PA LOC)
$          4,640,000

   2,600,000  Lehigh County, PA IDA, (Series 1989A) Weekly VRDNs (Hershey
              Pizza Co., Inc.)/(PNC Bank, N.A.

LOC)                                                                2,600,000
     550,000  McKean County, PA IDA, Multi-Mode Revenue Refunding Bonds Weekly

              VRDNs (Bradford Manor, Inc.)/(PNC Bank, N.A.
LOC)                                                      550,000

   3,300,000  Monroe County, PA IDA, PCR Weekly VRDNs (Cooper Industries, Inc.)/
              (Sanwa Bank Ltd., Osaka

LOC)                                                                         3,300,000
     770,000  Montgomery County, PA Higher Education and Health Authority,
              (Series 1992) Weekly VRDNs (Pottstown Healthcare Corporation Project)/
              (Corestates Bank N.A., Philadelphia, PA

LOC)                                                           770,000

   1,300,000  Montgomery County, PA IDA, (Series 1992) Weekly VRDNs (RJI Limited Partnership)/
              (Corestates Bank N.A., Philadelphia, PA

LOC)                                                         1,300,000
   1,635,000  Montgomery County, PA IDA, (Series 84) Weekly VRDNs (Thomas &

              Betts Corp.)/(Wachovia Bank of NC, N.A., Winston-Salem
LOC)                                          1,635,000

   6,675,000  Montgomery County, PA IDA, Commercial Development Revenue Bonds
              (Series 1992) Weekly VRDNs (Hickory Pointe Project)/(First Union
              National Bank, North

LOC)                                                                            6,675,000

   1,140,000  Montgomery County, PA IDA, EDRB's (Series 1997) Weekly
              VRDNs (Palmer International, Inc.)/(Mellon Bank N.A.,
              Pittsburgh

LOC)                                      1,140,000

   4,975,000  Moon Township, PA IDA, Weekly VRDNs (Airport Hotel Associates)/
              (ABN AMRO Bank N.V., Amsterdam

LOC)                                                                  4,975,000

   2,500,000  New Castle, PA Area Hospital Authority, (Series 1996)
              Weekly VRDNs (Jameson Memorial Hospital)/(FSA INS)/(PNC
              Bank, N.A.

LIQ)                                           2,500,000
   3,850,000  Northampton County, PA IDA, 3.45% CP (Citizens Utilities Co.),

              Mandatory Tender

6/13/1997                                                                           3,850,000
   9,000,000  Northampton County, PA IDA, 3.80% CP (Citizens Utilities Co.),
              Mandatory Tender

7/18/1997                                                                           9,000,000

  10,000,000  Northeastern, PA Hospital & Education Authority, (Series 1996) Weekly
              VRDNs (Allhealth Pooled Financing Program)/(Chase Manhattan Bank
              N.A., New York

LOC)                                                                                 10,000,000

PENNSYLVANIA MUNICIPAL CASH TRUST


  PRINCIPAL

AMOUNT
VALUE



 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              PENNSYLVANIA -- CONTINUED

 $ 1,500,000  Northgate School District, PA, 4.22% TANs, 6/30/1997
$          1,500,282

   1,590,000  Northumberland County PA IDA, Revenue Bonds (Series A of 1995)
              Weekly VRDNs (Furman Farms, Inc. Project)/(Corestates Bank N.A.,
              Philadelphia, PA

LOC)                                                                                1,590,000
   1,000,000  Penns Manor Area School District, PA, 4.07% TRANs,
6/30/1997                                         1,000,236
   1,725,000  Pennsylvania EDFA Weekly VRDNs (Cyrogenics, Inc.)/(PNC Bank,

              N.A.

LOC)                                                                                            1,725,000
   2,800,000  Pennsylvania EDFA Weekly VRDNs (Industrial Scientific Corp.)/
              (Mellon Bank N.A., Pittsburgh

LOC)                                                                   2,800,000
     600,000  Pennsylvania EDFA Weekly VRDNs (Pioneer Fluid)/(PNC Bank,

              N.A.

LOC)                                                                                              600,000
     600,000  Pennsylvania EDFA Weekly VRDNs (RMF Associates)/(PNC Bank,
              N.A.

LOC)                                                                                              600,000
     775,000  Pennsylvania EDFA Weekly VRDNs (Reace Associates)/(PNC Bank,
              N.A.

LOC)                                                                                              775,000
     450,000  Pennsylvania EDFA, (Series B) Weekly VRDNs (Payne Printing Co.)/
              (PNC Bank, N.A.

LOC)                                                                                   450,000

   1,000,000  Pennsylvania EDFA, Economic Development Revenue Bonds
              (Series 1996C) Weekly VRDNs (Napco, Inc. Project)/(Mellon Bank N.A.,
              Pittsburgh

LOC)                                                                                      1,000,000

     850,000  Pennsylvania EDFA, Revenue Bonds (Series G4) Weekly VRDNs
              (Metamora Products)/(PNC Bank, N.A.

LOC)                                                               850,000

     275,000  Pennsylvania EDFA, Revenue Bonds Weekly VRDNs (DDI
              Pharmaceuticals, Inc.)/(PNC Bank, N.A.

LOC)                                                       275,000
     375,000  Pennsylvania EDFA, Revenue Bonds Weekly VRDNs (RAM Forest

              Products)/(PNC Bank, N.A.

LOC)                                                                         375,000
   6,205,000  Pennsylvania Housing Finance Authority, 3.85% TOBs (First National

              Bank of Chicago LIQ), Optional Tender

10/1/1997                                                      6,205,000

     960,000  Pennsylvania Housing Finance Authority, Section 8 Assisted Residential
              Development Refunding Bonds (Series 1992A) Weekly VRDNs
              (CGIC INS)/(Citibank N.A., New York

LIQ)                                                               960,000

PENNSYLVANIA MUNICIPAL CASH TRUST


  PRINCIPAL

AMOUNT
VALUE



 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              PENNSYLVANIA -- CONTINUED

 $ 1,760,000  Pennsylvania Housing Finance Authority, Variable Rate Merlots (Series I),
              4.10% TOBs (Corestates Bank N.A., Philadelphia, PA LIQ), Optional

              Tender 7/1/1997
$          1,760,000

  20,000,000  Pennsylvania State Higher Education Assistance Agency, Student Loan
              Adjustable Rate Revenue Bonds (Series 1997A) Weekly VRDNs (Student
              Loan Marketing Association

LOC)                                                                     20,000,000
   5,000,000  Pennsylvania State University, University Project Notes, (Series A), 4.50%

              BANs,

11/25/1997                                                                                     5,024,057

   8,100,000  Philadelphia Redevelopment Authority, Multi-Family Revenue Bonds
              (Series 1985) Weekly VRDNs (Franklin Town Towers)/(Marine Midland

              Bank N.A., Buffalo, NY

LOC)                                                                          8,100,000
   2,000,000  Philadelphia, PA, (Series A of 1996-1997), 4.50% TRANs,
6/30/1997                                    2,001,654

   3,335,000  Pittsburgh, PA, (Series A), 5.00% Bonds (MBIA Corporation INS),
3/1/1998                             3,370,068

   2,275,000  Red Lion, PA Area School District, 4.25% TRANs,
6/30/1997                                            2,276,440

   1,900,000  Schuylkill County, PA IDA, Manufacturing Facilities Revenue Bonds
              (Series 1995) Weekly VRDNs (Prime Packing, Inc. Project)/(Corestates

              Bank N.A., Philadelphia, PA

LOC)                                                                     1,900,000

   2,000,000  Schuylkill County, PA IDA, Variable Rate Demand/Fixed Rate
              Manufacturing Facilities Revenue Bonds (Series of 1996) Weekly VRDNs
              (Craftex Mills, Inc.)/(Corestates Bank N.A., Philadelphia, PA

LOC)                                   2,000,000

   2,100,000  Venango, PA IDA, Resource Recovery Bonds (Series 1993), 3.60% CP
              (Scrubgrass Power Corp.)/(National Westminster Bank, PLC, London
              LOC), Mandatory Tender

5/14/1997                                                                     2,100,000
   4,000,000  Venango, PA IDA, Resource Recovery Bonds (Series 1993), 3.60% CP

              (Scrubgrass Power Corp.)/(National Westminster Bank, PLC, London
              LOC), Mandatory Tender

6/13/1997                                                                     4,000,000

     695,000  Washington County, PA Hospital Authority, (Series 1990) Weekly VRDNs
              (Mac Plastics, Inc.)/(National City Bank, Cleveland, OH

LOC)                                           695,000

  10,700,000  Washington County, PA IDA, Solid Waste Disposal Revenue Bonds
              (Series 1995) Weekly VRDNs (American Iron Oxide Company Project)/

              (Bank of Tokyo-Mitsubishi Ltd.

LOC)                                                                 10,700,000
   2,700,000  Washington County, PA Municipal Authority Facilities, (Series 1985A)

              Weekly VRDNs (1985-A Pooled Equipment Lease Program)/(Sanwa Bank
              Ltd., Osaka

LOC)                                                                                     2,700,000

PENNSYLVANIA MUNICIPAL CASH TRUST


  PRINCIPAL

AMOUNT
VALUE



 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              PENNSYLVANIA -- CONTINUED

 $            1,050,000 Washington County, PA, IDA (Series 1988)
              Weekly VRDNs (Coca-Cola Co.)/(Mellon Bank N.A.,
              Pittsburgh LOC)

$          1,050,000
     935,000  West Cornwall Township, PA Municipal Authority, Revenue Bonds (Series
              1995) Weekly VRDNs (Lebanon Valley Brethern Home Project (PA))/

              (Corestates Bank N.A., Philadelphia, PA
LOC)                                                           935,000
   4,455,000  Westmoreland County, PA IDA, Revenue Bonds (Series 1997) Weekly
              VRDNs (Rhodin Enterprises Project)/(Corestates Bank N.A., Philadelphia,

              PA
LOC)

4,455,000

   1,000,000  York County, PA IDA, Variable Rate Demand Ltd. Obligation Revenue
              Bonds (Series 1996) Weekly VRDNs (Metal Exchange Corp.)/(Comerica

              Bank, Detroit, MI

LOC)                                                                               1,000,000
                TOTAL INVESTMENTS (AT AMORTIZED COST)(B)
$        314,713,613

Securities that are subject to Alternative Minimum Tax represent 44.3% of the portfolio as calculated based upon total portfolio market value.

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Ratings Group, MIG-1, or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At April 30, 1997, the portfolio securities were rated as follows:

    Tier Rating Percentage Based on Total Market Value

    FIRST TIER     SECOND TIER
      97.62%          2.38%

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
     ($316,482,561) at April 30, 1997.

The following acronyms are used throughout this portfolio:

BANs -- Bond Anticipation Notes CGIC -- Capital Guaranty Insurance Corporation CP -- Commercial Paper EDFA -- Economic Development Financing Authority EDRB -- Economic Development Revenue Bonds FSA -- Financial Security Assurance GANs -- Grant Anticipation Notes IDA -- Industrial Development Authority IDRB -- Industrial Development Revenue Bond INS -- Insured LIQ -- Liquidity Agreement LOC -- Letter of Credit MBIA -- Municipal Bond Investors Assurance PCR -- Pollution Control Revenue PLC -- Public Limited Company PRF -- Prerefunded RANs -- Revenue Anticipation Notes TANs -- Tax Anticipation Notes TOBs -- Tender Option Bonds TRANs -- Tax and Revenue Anticipation Notes VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

PENNSYLVANIA MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)



 ASSETS:

 Total investments in securities, at amortized cost and value                                $
314,713,613
 Cash
402,882

 Income receivable
2,309,071

    Total assets
317,425,566

 LIABILITIES:

 Income distribution payable                                                     $   866,353
 Accrued expenses                                                                     76,652
    Total liabilities
943,005

 Net Assets for 316,482,561 shares outstanding                                               $
316,482,561
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

 INSTITUTIONAL SERVICE SHARES:

 $256,935,979 / 256,935,979 shares

outstanding                                                             $1.00

 CASH SERIES SHARES:

 $20,253,156 / 20,253,156 shares

outstanding                                                               $1.00

 INSTITUTIONAL SHARES:

 $39,293,426 / 39,293,426 shares

outstanding                                                               $1.00

(See Notes which are an integral part of the Financial Statements)

PENNSYLVANIA MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                          $

5,510,719

 EXPENSES:

 Investment advisory fee                                                               $   745,791
 Administrative personnel and services fee                                                 112,628
 Custodian fees                                                                             22,115
 Transfer and dividend disbursing agent fees and expenses                                   38,318
 Directors'/Trustees' fees                                                                   2,300
 Auditing fees                                                                               7,160
 Legal fees                                                                                  2,418
 Portfolio accounting fees                                                                  49,787
 Distribution services fee -- Cash Series Shares                                            45,178
 Shareholder services fee -- Institutional Service Shares                                  292,639
 Shareholder services fee -- Cash Series Shares                                             28,236
 Shareholder services fee -- Institutional Shares                                           52,020
 Share registration costs                                                                   14,876
 Printing and postage                                                                       11,258
 Insurance premiums                                                                          3,383
 Miscellaneous                                                                               2,018
     Total expenses                                                                      1,430,125
 Waivers --

     Waiver of investment advisory fee                                     $ (334,277)
     Waiver of distribution services fee -- Cash Series Shares                 (5,647)
     Waiver of shareholder services fee -- Institutional Service Shares       (58,528)
     Waiver of shareholder services fee -- Institutional Shares               (52,020)
          Total waivers                                                                   (450,472)
                   Net expenses

979,653

                    Net investment income                                                          $
4,531,066

(See Notes which are an integral part of the Financial Statements)

PENNSYLVANIA MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS


                                                                                 SIX MONTHS

                                                                                    ENDED
                                                                                 (UNAUDITED)        YEAR

ENDED

                                                                                  APRIL 30,

OCTOBER 31,

                                                                                    1997              1996
 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS --

 Net investment income                                                      $      4,531,066    $
9,138,414
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income

  Institutional Service Shares                                                    (3,561,175)

(7,961,058)

  Cash Series Shares                                                                (295,989)

(504,436)

  Institutional Shares                                                              (673,902)

(672,920)

  Change in net assets resulting from distributions to shareholders               (4,531,066)
(9,138,414)
 SHARE TRANSACTIONS --

 Proceeds from sale of shares                                                    568,385,882
1,005,435,067

 Net asset value of shares issued to shareholders in payment of

 distributions declared                                                              873,488
2,204,567

 Cost of shares redeemed                                                        (531,528,909)
(1,036,079,299)

  Change in net assets resulting from share transactions                          37,730,461
(28,439,665)
  Change in net assets                                                            37,730,461
(28,439,665)

 NET ASSETS:

 Beginning of period                                                             278,752,100
307,191,765

 End of period                                                              $    316,482,561    $
278,752,100

(See Notes which are an integral part of the Financial Statements)

PENNSYLVANIA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                         SIX MONTHS

                            ENDED
                         (UNAUDITED)

                          APRIL 30,                            YEAR ENDED OCTOBER 31,
                            1997      1996        1995       1994       1993       1992       1991
1990(A)

 NET ASSET VALUE,

 BEGINNING OF PERIOD       $ 1.00    $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $
1.00
 INCOME FROM INVESTMENT

 OPERATIONS

  Net investment income      0.02      0.03        0.03       0.02       0.02       0.03       0.05
0.05
 LESS DISTRIBUTIONS

  Distributions from

  net investment income     (0.02)    (0.03)      (0.03)     (0.02)     (0.02)     (0.03)     (0.05)
(0.05)
 NET ASSET VALUE,          $ 1.00    $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $
1.00
 END OF PERIOD

 TOTAL RETURN(B)             1.51%     3.16%       3.44%      2.25%      2.24%      3.08%      4.64%
5.78%
 RATIOS TO AVERAGE
 NET ASSETS

  Expenses                   0.65%*     0.65%      0.65%      0.64%      0.57%      0.56%      0.55%
0.50%*
  Net investment income      3.04%*     3.12%      3.38%      2.19%      2.21%      3.04%      4.53%
5.56%*
  Expense waiver/

  reimbursement(c)           0.27%*     0.27%      0.27%      0.02%      0.12%      0.12%      0.11%
0.18%*
 SUPPLEMENTAL DATA
  Net assets,
  end of period

  (000 omitted)          $256,936   $221,851   $276,407   $229,160   $318,518   $308,200   $317,165
$275,882

* Computed on an annualized basis.

(a) Reflects operations for the period from November 21, 1989 (date of initial public investment) to October 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PENNSYLVANIA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- CASH SERIES SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                  SIX MONTHS

                                     ENDED
                                  (UNAUDITED)

                                   APRIL 30,                      YEAR ENDED OCTOBER 31,
                                     1997      1996       1995     1994      1993       1992    1991(A)
 NET ASSET VALUE,                   $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 BEGINNING OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS

  Net investment income               0.01      0.03      0.03      0.02      0.02      0.03      0.03
 LESS DISTRIBUTIONS

  Distributions from net

  investment income                  (0.01)    (0.03)    (0.03)    (0.02)    (0.02)    (0.03)    (0.03)
 NET ASSET VALUE, END OF PERIOD     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 TOTAL RETURN(B)                      1.31%     2.75%     3.02%     1.84%     1.83%     2.67%     3.55%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                            1.05%*    1.05%     1.05%     1.04%     0.97%     0.96%     0.78%*
  Net investment income               2.62%*    2.72%     2.98%     1.73%     1.88%     2.64%     3.92%*
  Expense                             0.27%*    0.27%     0.28%     0.18%     0.12%     0.12%     0.28%*
  waiver/reimbursement(c)
 SUPPLEMENTAL DATA
  Net assets, end of period

 (000 omitted)                     $20,253   $19,825   $28,255   $18,352   $18,561   $24,694   $19,846

* Computed on an annualized basis.

(a) Reflects operations for the period from January 25, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PENNSYLVANIA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                          SIX MONTHS

                                                            ENDED

                                                         (UNAUDITED)                  YEAR ENDED
                                                           APRIL 30,                  OCTOBER 31,

                                                             1997          1996          1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                       $ 1.00        $ 1.00         $ 1.00

 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                                       0.02          0.03           0.01
 LESS DISTRIBUTIONS

  Distributions from net investment income                   (0.02)        (0.03)         (0.01)
 NET ASSET VALUE, END OF PERIOD                             $ 1.00        $ 1.00         $ 1.00
 TOTAL RETURN(B)                                              1.61%         3.37%          1.03%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                                    0.45%*        0.45%          0.45%*
  Net investment income                                       3.24%*        3.27%          3.81%*
  Expense waiver/reimbursement(c)                             0.47%*        0.47%          0.46%*
 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)                  $39,293       $37,076         $2,529

* Computed on an annualized basis.

(a) Reflects operations for the period from August 23, 1995 (date of initial public investment) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PENNSYLVANIA MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Pennsylvania Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Service Shares, Cash Series Shares and Institutional Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the
"Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1997, capital paid-in aggregated $316,482,561.

Transactions in shares were as follows:


                                                                                SIX MONTHS
                                                                                   ENDED            YEAR

ENDED

 INSTITUTIONAL SERVICE SHARES                                                 APRIL 30, 1997     OCTOBER
31, 1996
 Shares sold                                                                     451,086,216
859,300,895

 Shares issued to shareholders in

 payment of distributions declared                                                   617,241
1,683,244

 Shares redeemed                                                                (416,618,193)

(915,540,908)

  Net change resulting from Institutional Service Share transactions              35,085,264
(54,556,769)

                                                                                SIX MONTHS
                                                                                   ENDED            YEAR

ENDED

 CASH SERIES SHARES                                                           APRIL 30, 1997     OCTOBER
31, 1996
 Shares sold                                                                      35,858,168
54,089,713

 Shares issued to shareholders in

 payment of distributions declared                                                   225,296
485,371

 Shares redeemed                                                                 (35,655,194)

(63,005,461)

  Net change resulting from Cash Series Share transactions                           428,270
(8,430,377)

                                                                                SIX MONTHS
                                                                                   ENDED            YEAR

ENDED

 INSTITUTIONAL SHARES                                                         APRIL 30, 1997     OCTOBER
31, 1996
 Shares sold                                                                      81,441,498
92,044,459

 Shares issued to shareholders in

 payment of distributions declared                                                    30,951
35,952

 Shares redeemed                                                                 (79,255,522)

(57,532,930)

  Net change resulting from Institutional Share transactions                       2,216,927
34,547,481
   Net change resulting from share transactions                                   37,730,461
(28,439,665)


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses up to 0.40% of the average daily net assets of the Cash Series Shares, annually to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

  SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  INTERFUND TRANSACTIONS -- During the period ended April 30, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $279,130,000 and $251,525,000, respectively.

  GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISKS

  Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1997, 79% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 12.3% of total investments.

TRUSTEES
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd

Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Glen R. Johnson
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
  Chairman

Glen R. Johnson
  President

J. Christopher Donahue
  Executive Vice President

Edward C. Gonzales
  Executive Vice President

John W. McGonigle

  Executive Vice President, Treasurer, and Secretary
Richard B. Fisher

  Vice President
S. Elliott Cohan

  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

PENNSYLVANIA MUNICIPAL CASH TRUST

SEMI-ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 1997

Cusip 314229717
Cusip 314229881
Cusip 314229204
0052405 (6/97)

[Graphic]

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Virginia Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1996, through April 30, 1997. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Shares and Institutional Service Shares.

The fund is a convenient way to put your ready cash to work pursuing double tax-free income -- free from federal regular income tax and Virginia personal income tax* -- through a portfolio concentrated in high-quality, short-term Virginia municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the fund paid double tax-free dividends totaling $0.02 per share for both Institutional Shares and Institutional Service Shares. The fund's net assets stood at $217.9 million at the end of the reporting period.

Thank you for relying on Virginia Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1997

* Income may be subject to the federal alternative minimum tax.

** Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S.

   government.

INVESTMENT REVIEW

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Vice

President, Federated Management

Q Can you comment on the economy and the interest rate environment during the six-month reporting period?

A Although it did not occur until near the end of the fund's semi-annual reporting period, the Federal Reserve Board (the "Fed") brought about the first change in monetary policy in over a year. On March 25, 1997, the Fed, in the face of stronger than expected demand, voted to raise the federal funds target rate from 5.25% to 5.50%. The move was viewed as being pre-emptive against the threat of future inflationary pressures possibly brought about by tight labor market conditions. Until that point, movements in interest rates reflected shifting market sentiment about the need for the Fed to move to a more restrictive policy. As the reporting period began in November 1996, the economy had been showing signs of slowing, thereby allaying the market's fears about inflation. Then, in December, the market's uneasiness was once more ignited as a string of economic statistics showed stronger growth and Fed Chairman Alan Greenspan made cautionary statements regarding inflation and "irrational exuberance" in the equity market. With inflation still appearing to be benign, the market tolerated a steady pace of growth into early 1997. However, Chairman Greenspan's Humphrey-Hawkins testimony before Congress in late February marked a turning point for the short-term money markets -- indeed the bond and equity markets as well -- as his relatively hawkish statements revealed fears at the Fed that the transitory factors that had been keeping inflation under control in the face of fairly robust growth may be coming to an end. This statement by the Fed caused a sharp reversal in interest rate movement and the market's perception about future Fed policy. The ensuing weeks brought continued evidence of persistent strength, and culminated in the Fed's action at the Federal Open Market Committee in late March.

For the first three months of the reporting period, short-term interest rates traded in a relatively narrow range as the continued friendly inflation picture provided some comfort to market participants. The yield on the six-month Treasury bill, for example, moved in a range between 5.20% and 5.35% from the beginning of November through early February.

However, short-term interest rates began to rise in late February, and by the time of the Fed tightening in late March, had built in much of the expectations regarding the Fed decision. In April, the financial markets continued to focus on the likelihood of an additional tightening move later in May, causing short-term yields to rise even further. Yields on the six-month Treasury bill rose sharply over this interim period, moving from a low of 5.20% in mid-February to a high of 5.68% in late April before falling back to 5.53% by the end of reporting period.

Q

What were your strategies for the fund during the period?

A The fund's average maturity at the beginning of the reporting period was approximately 54 days. As the signs of strength in the economy became more apparent, and as expectation of an imminent Fed tightening grew in the first quarter of 1997, we lowered the average maturity target range of the fund from between 50 and 55 days to between 35 and 45 days. By the end of the reporting period, we had allowed the average maturity to roll further inward to 32 days, so as to further increase the portfolio's responsiveness to potential interest rate increases. Also, a lack of attractive, fixed-rate supply was a factor.

Once an average maturity range is targeted, the portfolio attempts to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as Treasury securities. The fund's portfolio remained barbelled in structure, which combined a significant portion in seven-day variable rate demand notes and short maturity commercial paper with purchases of longer-term, six- to twelve-month fixed rate notes. This portfolio structure continues to pursue a competitive yield over time.

Q

How has the fund's yield responded to this rate environment?

A The fund's yield was affected by Fed policy (interest rate increases), changes in market expectations, as well as supply and demand imbalances unique to the municipal money markets. However, because of these imbalances the fund's yield may experience more volatility on a weekly basis than Treasury yields and taxable money fund yields. In general, yields on municipal money market funds increased during the reporting period. For the fund, the seven-day net yield of the Institutional Shares on April 30, 1997 was 3.76%, compared to 3.20% at the beginning of the reporting period.* For the Institutional Service Shares, the seven-day net yield was 3.61% at the end of the reporting period compared to 3.10% six months ago.*

Q

Looking through 1997, what is your outlook for short-term rates?

A Although the Fed decided to hold short-term interest rates steady in the May meeting, our expectations are that the Fed will find cause to tighten monetary policy further in 1997 -- perhaps as soon as in July. It is also anticipated that the overall tightening cycle will not be long in terms of magnitude or duration. The pre-emptive move by the Fed should help to preclude the need for more aggressive action down the road by preventing the build-up of inflationary pressures. We would look to see moderately higher short-term interest rates throughout the course of the year, but not to the extent evidenced in the last tightening cycle in 1994. As such, we will likely continue in our modestly defensive stance for the portfolio until market conditions indicate otherwise.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

VIRGINIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS

APRIL 30, 1997 (UNAUDITED)


   PRINCIPAL

     AMOUNT                                                                                VALUE

 (A)SHORT-TERM MUNICIPALS -- 99.2%
              VIRGINIA -- 95.5%

 $  5,722,000 Alexandria, VA IDA Weekly VRDNs (American Red Cross)/(Sanwa

              Bank Ltd., Osaka LOC)                                                  $    5,722,000
    8,000,000 Alexandria, VA Redevelopment and Housing Authority Weekly
              VRDNs (Crystal City Apartments)/(Safeco Insurance Co. of America

              INS)/(Barclays Bank PLC, London LIQ)                                        8,000,000
    3,500,000 Alexandria, VA Redevelopment and Housing Authority, Series 1996B
              Weekly VRDNs (Buckingham Village Apartments)/(First Union

              National Bank, Charlotte, NC LOC)                                           3,500,000
    2,200,000 Amelia County, VA IDA, (Series 1991) Weekly VRDNs (Chambers
              Waste System)/(Morgan Guaranty Trust Co., New York LOC)                     2,200,000
    2,500,000 Bedford County, VA IDA, (Series 1996) Weekly VRDNs (Nekoosa
              Packaging Corporation Project)/(Canadian Imperial Bank of

              Commerce, Toronto LOC)                                                      2,500,000
    1,500,000 Bedford County, VA IDA, (Series 1997) Weekly VRDNs (Nekoosa
              Packaging Corporation Project)/(Canadian Imperial Bank of

              Commerce, Toronto LOC)                                                      1,500,000
    4,700,000 Botetourt County, VA IDA, IDRB (Series 1995) Weekly VRDNs (Emkay
              Holdings, L.L.C. Project)/(State Street Bank and Trust Co. LOC)             4,700,000
    5,500,000 Campbell County, VA IDA, Solid Waste Disposal Facilities Revenue
              ACES Weekly VRDNs (Georgia-Pacific Corp.)/(Industrial Bank of

              Japan Ltd., Tokyo LOC)                                                      5,500,000
    1,000,000 Charles County, VA IDA, Solid Waste Disposal Facility Revenue
              Bonds (Series 1996) Weekly VRDNs (Chambers Development of

              Virginia, Inc. Project)/(Morgan Guaranty Trust Co., New York LOC)           1,000,000
    1,750,000 Charlottesville, VA IDA, IDR Refunding Bonds, 3.65% TOBs (Safeway,
              Inc.)/(Bankers Trust Co., New York LOC) 6/2/1997                            1,750,000
    1,900,000 Chesapeake, VA IDA, (Series 1986) Weekly VRDNs (Volvo AB)/
              (Union Bank of Switzerland, Zurich LOC)                                     1,900,000

VIRGINIA MUNICIPAL CASH TRUST


   PRINCIPAL

     AMOUNT                                                                                VALUE

(A)SHORT-TERM MUNICIPALS -- CONTINUED
              VIRGINIA -- CONTINUED

 $  5,000,000 Chesapeake, VA IDA, IDRB (Series 1988) Weekly VRDNs (Sumitomo
              Machinery Corp. of America Corp.)/(Sumitomo Bank Ltd.,

              Osaka LOC)                                                             $    5,000,000
    1,500,000 Chesapeake, VA, 6.50% Bonds (United States Treasury PRF),
              7/1/1997 (@102)                                                             1,536,542
    4,000,000 Commonwealth of Virginia, GO BANs (1996 Series), 3.65% CP,
              Mandatory Tender 5/19/1997                                                  4,000,000
    5,800,000 Danville, VA IDA, (Series 1997) Weekly VRDNs (Diebold, Inc.)/(Bank
              One, Akron, N.A. LOC)                                                       5,800,000
    1,131,000 Dinwiddie County, VA IDA, IDRB (Series 1989) Weekly VRDNs
              (Tindall Concrete VA, Inc.)/(First Union National Bank, Charlotte,
              NC LOC)                                                                     1,131,000
    3,515,000 Dinwiddie County, VA IDA, IDRB (Series 1991) Weekly
              VRDNs (Maclin-Zimmer-Mcgill Tobacco Co., Inc.)/(Wachovia
              Bank of NC,

              N.A., Winston-Salem LOC)                                                    3,515,000
    5,298,975 Equity Trust III, (1996 Series) Weekly VRDNs (Bayerische
              Hypotheken-Und Wechsel-Bank Ag LOC)                                         5,298,975
    4,000,000 Fairfax County, VA IDA, (Series 1993B), 3.50% CP (Inova Health
              System), Mandatory Tender 5/29/1997                                         4,000,000
    6,000,000 Fairfax County, VA IDA, (Series 1993B), 3.80% CP (Inova Health
              System), Mandatory Tender 7/22/1997                                         6,000,000
    5,000,000 Fairfax County, VA IDA, (Series 1993B), 3.90% CP (Inova Health
              System), Mandatory Tender 5/22/1997                                         5,000,000
    2,000,000 Fairfax County, VA, (Series A), 6.50% Bonds (United States Treasury

              PRF), 4/1/1998 (@102)                                                       2,087,602
    5,710,000 Fairfax County, VA, Public Improvement Bonds (Series A), 5.50%
              Bonds, 6/1/1997                                                             5,718,762
    6,100,000 Falls Church, VA IDA, (Series 1985), 3.65% TOBs (Kaiser Permanente
              Medical Care Program), Optional Tender 5/1/1997                             6,100,000
      600,000 Fauquier County, VA IDA, Refunding Revenue Bonds Weekly VRDNs
              (Warrenton Development Co.)/(Nationsbank, N.A., Charlotte LOC)                600,000
    7,113,000 Fluvanna County, VA IDA, (Series 1986) Weekly VRDNs (Thomasville
              Furniture Industries)/(Union Bank of Switzerland, Zurich LOC)               7,113,000

VIRGINIA MUNICIPAL CASH TRUST


   PRINCIPAL

     AMOUNT                                                                                VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              VIRGINIA -- CONTINUED

 $  2,500,000 Front Royal & Warren County, VA IDA, IDRB (Series 1995) Weekly
              VRDNs (Pen-Tab Industries, Inc. Project)/(Bank of America

              Illinois LOC)                                                          $    2,500,000
      835,000 Grayson County, VA IDA, (Series 1987) Weekly VRDNs (Robertshaw
              Controls Company Project)/(Nationsbank, N.A., Charlotte LOC)                  835,000
    3,000,000 Halifax, VA IDA, MMMs, PCR, 3.45% CP (Virginia Electric Power
              Co.), Mandatory Tender 5/21/1997                                            3,000,000
    7,500,000 Halifax, VA IDA, MMMs, PCR, 3.55% CP (Virginia Electric Power
              Co.), Mandatory Tender 5/19/1997                                            7,500,000
    1,800,000 Hanover County, VA IDA Weekly VRDNs (Fiber-Lam, Inc. Project)/
              (Nationsbank, N.A., Charlotte LOC)                                          1,800,000
      435,000 Hanover County, VA, UT GO 6.50% Public Improvement Bonds (Series
              1997), 7/15/1997                                                              437,561
      400,000 King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet
              of Virginia, Inc. Project)/(Morgan Guaranty Trust Co., New York LOC)          400,000
    1,535,000 Loudoun County, VA, 6.70% Bonds, 6/1/1997                                   1,538,688

    3,200,000 Mecklenburg County, VA IDA, IDRB Weekly VRDNs (Harden

              Manufacturing Corp.)/(Columbus Bank and Trust Co., GA LOC)                  3,200,000
    3,000,000 Mecklenburg County, VA IDA, IDRB Weekly VRDNs (Smith Land
              Holdings, L.L.C.)/(Columbus Bank and Trust Co., GA LOC)                     3,000,000
   15,000,000 Metropolitan Washington, DC Airports Authority, 3.65% CP
              (Nationsbank, N.A., Charlotte LOC), Mandatory Tender 5/20/1997             15,000,000
      570,000 Newport News, VA, UT GO, 7.10% Bonds (United States Treasury
              PRF), 7/1/1997 (@100.25)                                                      574,389
    1,435,000 Newport News, VA, UT GO, 7.10% Bonds (United States Treasury
              PRF), 7/1/1997 (@100.25)                                                    1,446,168
      470,000 Newport News, VA, UT GO, 7.10% Bonds (United States Treasury
              PRF), 7/1/1997 (@100.5)                                                       474,786
    1,540,000 Newport News, VA, UT GO, 7.10% Bonds (United States Treasury
              PRF), 7/1/1997 (@100.5)                                                     1,555,813
    1,000,000 Norfolk, VA, 4.50% Bonds, 2/1/1998                                          1,006,603

VIRGINIA MUNICIPAL CASH TRUST


   PRINCIPAL

     AMOUNT                                                                                VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              VIRGINIA -- CONTINUED

 $  3,000,000 Norfolk, VA, UT GO, 6.60% Bonds (United States Treasury PRF),
              6/1/1997 (@102)                                                        $    3,066,981
    1,500,000 Norfolk, VA, UT GO, 6.70% Bonds (United States Treasury PRF),
              6/1/1997 (@102)                                                             1,533,445
    1,425,000 Pulaski County, VA IDA, (Series 1995) Weekly VRDNs (Balogh Real
              Estate Ltd. Partnership Mar-Bal Inc. Project)/(Bank One, Cleveland,
              N.A. LOC)                                                                   1,425,000

      865,000 Richmond, VA IDA, Industrial Development Revenue Refunding
              Bonds (Series 1987-B), 3.70% TOBs (Crow-Klein-Macfarlane Project)/
              (First Union National Bank of Virginia LOC), Optional Tender
              5/15/1997                                                                     865,000
      500,000 Richmond, VA Redevelopment & Housing Authority, (Series B-1)
              Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische

              Landesbank Girozentrale LOC)                                                  500,000
    1,500,000 Richmond, VA Redevelopment & Housing Authority, (Series B-3)
              Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische

              Landesbank Girozentrale LOC)                                                1,500,000
    2,160,000 Richmond, VA Redevelopment & Housing Authority, (Series B-5)
              Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische

              Landesbank Girozentrale LOC)                                                2,160,000
    3,555,000 Richmond, VA Redevelopment & Housing Authority, (Series B-6)
              Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische

              Landesbank Girozentrale LOC)                                                3,555,000
    2,600,000 South Hill, VA IDA, IDRB (Series 1987) Weekly VRDNs (South Hill
              Veneers, Inc Project)/(Bank One, Columbus, N.A. LOC)                        2,600,000
    2,500,000 Staunton, VA IDA, (Series 1997) Weekly VRDNs (Diebold, Inc.)/(Bank
              One, Akron, N.A. LOC)                                                       2,500,000
    2,375,000 Tazewell County, VA IDA, (Series 1993) Weekly VRDNs (Seville
              Properties Bluefield)/(Huntington National Bank, Columbus, OH LOC)          2,375,000
    2,105,000 Virginia Beach, VA IDA, (Series 1993) Weekly VRDNs (Ocean Ranch
              Motel Corp.)/(Nationsbank, N.A., Charlotte LOC)                             2,105,000
    1,200,000 Virginia Beach, VA, UT GO, 5.125% Bonds, 2/1/1998                           1,212,510

VIRGINIA MUNICIPAL CASH TRUST


   PRINCIPAL

     AMOUNT                                                                                VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              VIRGINIA -- CONTINUED

 $  3,000,000 Virginia Peninsula Port Authority, Facility Revenue Refunding Bonds
              (Series 1992), 3.65% CP (CSX Corp.)/(Bank of Nova Scotia, Toronto
              LOC), Mandatory Tender 7/11/1997                                       $    3,000,000
    6,500,000 Virginia Peninsula Port Authority, Facility Revenue Refunding Bonds
              (Series 1992), 3.70% CP (CSX Corp.)/(Bank of Nova Scotia, Toronto
              LOC), Mandatory Tender 7/18/1997                                            6,500,000

    4,944,000 Virginia Peninsula Port Authority, IDRB (Series 1986) Weekly VRDNs
              (Eeco Project)/(Nationsbank, N.A., Charlotte LOC)                           4,944,000
    4,700,000 Virginia Small Business Financing Authority Weekly VRDNs (Moses

              Lake Industries)/(KeyBank, N.A. LOC)                                        4,700,000
    1,000,000 Virginia State Public Building Authority, (Series C), 4.35% Bonds,
              8/1/1997                                                                    1,001,338
      910,000 Virginia State Transportation Board, (Series A), 5.00% Bonds,
              5/15/1997                                                                     910,500
    4,860,000 Virginia State Transportation Board, (Series B), 5.00% Bonds,
              5/15/1997                                                                   4,862,670
    1,507,000 Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial
              Williamsburg Foundation Museum)/(Nationsbank, N.A.,

              Charlotte LOC)                                                              1,507,000
    1,575,000 Winchester, VA IDA, (Series 1995) Weekly VRDNs (Midwesco Filter
              Resources, Inc. Project)/(Harris Trust & Savings Bank, Chicago LOC)         1,575,000
    3,400,000 Winchester, VA IDA, Hospital Refunding Revenue Bonds, 4.30%

              Bonds (Winchester Medical Center, Inc.)/(AMBAC INS), 1/1/1998               3,415,470
    5,000,000 York County, VA IDA, (Series 1985), 3.80% CP (Virginia Electric
              Power Co.), Mandatory Tender 7/25/1997                                      5,000,000
               Total                                                                    208,255,803

              VIRGIN ISLANDS -- 1.4%

    3,000,000 Virgin Islands HFA, Single Family Mortgage Revenue Refunding
              Bonds (1995 Series B), 3.75% TOBs (FGIC INS), Mandatory

              Tender 6/1/1997                                                             3,000,000

VIRGINIA MUNICIPAL CASH TRUST


   PRINCIPAL

     AMOUNT                                                                                VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
              PUERTO RICO -- 2.3%

 $  1,500,000 Puerto Rico Electric Power Authority, (Series L), 8.40% Bonds
              (United States Treasury PRF), 7/1/1997 (@102)                          $    1,540,946
    3,500,000 Puerto Rico Industrial, Medical & Environmental PCA, (Series 1983A),
              3.80% TOBs (Reynolds Metals Co.)/(ABN AMRO Bank N.V.,

              Amsterdam LOC), Optional Tender 9/1/1997                                    3,500,569
               Total                                                                      5,041,515
               TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                              $  216,297,318

Securities that are subject to Alternative Minimum Tax represent 56.4% of the portfolio as calculated based upon total portfolio market value.

(a)The fund may only invest in securities rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Ratings Group, MIG-1, or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

   Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

   At April 30, 1997, the portfolio securities were rated as follows:

   Tier Rating Percent Based on Total Market Value (unaudited)

   FIRST TIER     SECOND TIER
    100.00%         0.00%

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($217,945,721) at April 30, 1997.

The following acronyms are used throughout this portfolio:

ACES -- Adjustable Convertible Extendable Securities AMBAC -- American Municipal Bond Assurance Corporation BANs -- Bond Anticipation Notes CP -- Commercial Paper FGIC -- Financial Guaranty Insurance Company GO -- General Obligation HFA -- Housing Finance Authority IDA -- Industrial Development Authority IDR -- Industrial Development Revenue IDRB -- Industrial Development Revenue Bond INS -- Insured LIQ -- Liquidity Agreement LOC -- Letter of Credit MMMs -- Money Market Municipals PCA -- Pollution Control Authority PCR -- Pollution Control Revenue PLC -- Public Limited Company PRF -- Prerefunded TOBs -- Tender Option Bonds UT -- Unlimited Tax VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

VIRGINIA MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1997 (UNAUDITED)


 ASSETS:
 Total investments in securities, at amortized cost and value                        $  216,297,318
 Cash                                                                                       473,160
 Income receivable                                                                        1,742,870
 Deferred expenses                                                                            8,777
   Total assets                                                                         218,522,125

 LIABILITIES:

 Payable for shares redeemed                                              $      301
 Income distribution payable                                                 559,561
 Accrued expenses                                                             16,542
   Total liabilities                                                                        576,404
 NET ASSETS for 217,945,721 shares outstanding                                       $  217,945,721
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:

 $27,446,863 / 27,446,863 shares outstanding                                                  $1.00
 INSTITUTIONAL SERVICE SHARES:
 $190,498,858 / 190,498,858 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

VIRGINIA MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)


 INVESTMENT INCOME:
 Interest                                                                                    $4,000,160

 EXPENSES:

 Investment advisory fee                                                      $  440,076
 Administrative personnel and services fee                                        82,926
 Custodian fees                                                                   16,248
 Transfer and dividend disbursing agent fees and expenses                         28,498
 Directors'/Trustees' fees                                                           998
 Auditing fees                                                                     6,457
 Legal fees                                                                        2,586
 Portfolio accounting fees                                                        35,077
 Shareholder services fee -- Institutional Shares                                 27,184
 Shareholder services fee -- Institutional Service Shares                        247,898
 Share registration costs                                                         15,888
 Printing and postage                                                              9,840
 Insurance premiums                                                                2,256
 Miscellaneous                                                                     5,956
     Total expenses                                                              921,888
 Waivers --

     Waiver of investment advisory fee                            $(102,905)
     Waiver of shareholder services fee -- Institutional Shares     (27,184)
     Waiver of shareholder services fee -- Institutional Service   (130,263)
     Shares
         Total waivers                                                           (260,352)
                  Net expenses                                                                  661,536
                   Net investment income                                                     $3,338,624

(See Notes which are an integral part of the Financial Statements)

VIRGINIA MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS


                                                          SIX MONTHS

                                                             ENDED
                                                          (UNAUDITED)       YEAR ENDED

                                                           APRIL 30,        OCTOBER 31,
                                                             1997               1996

 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS --

 Net investment income                                   $    3,338,624     $    5,112,556
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Institutional Shares                                         (342,391)          (761,548)
  Institutional Service Shares                               (2,996,233)        (4,351,008)
   Change in net assets resulting from distributions

   to shareholders                                           (3,338,624)        (5,112,556)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                               823,403,850      1,246,683,348
 Net asset value of shares issued to shareholders in
 payment of

 distributions declared                                       1,943,710          3,397,142
 Cost of shares redeemed                                   (811,278,289)    (1,195,928,451)
  Change in net assets resulting from share                  14,069,271         54,152,039
  transactions

   Change in net assets                                      14,069,271         54,152,039
 NET ASSETS:
 Beginning of period                                        203,876,450        149,724,411
 End of period                                          $   217,945,721    $   203,876,450

(See Notes which are an integral part of the Financial Statements)

VIRGINIA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                SIX MONTHS

                                                  ENDED
                                               (UNAUDITED)

                                                APRIL 30,                   YEAR ENDED OCTOBER 31,
                                                   1997       1996      1995       1994      1993(A)

 NET ASSET VALUE, BEGINNING OF PERIOD             $ 1.00     $ 1.00    $ 1.00       $ 1.00     $ 1.00
 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                             0.02       0.03      0.04         0.03       0.003
 LESS DISTRIBUTIONS

  Distributions from net investment income         (0.02)     (0.03)    (0.04)       (0.03)     (0.003)
 NET ASSET VALUE, END OF PERIOD                   $ 1.00     $ 1.00    $ 1.00       $ 1.00     $ 1.00
 TOTAL RETURN(B)                                    1.57%      3.24%     3.56%        2.57%      0.35%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                         0.49%*      0.49%     0.49%        0.33%     0.09%*
  Net investment income                            3.13%*      3.19%     3.50%        2.56%     2.68%*
  Expense waiver/reimbursement(c)                  0.34%*      0.40%     0.42%        0.37%     1.04%*
 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)        $27,447    $26,302    $22,642      $20,360     $7,210

* Computed on an annualized basis.

(a) Reflects operations for the period from September 16, 1993 (date of initial public investment) to October 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

VIRGINIA MUNICIPAL CASH TRUST

FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                              SIX MONTHS

                                                 ENDED
                                              (UNAUDITED)

                                               APRIL 30,             YEAR ENDED OCTOBER 31,
                                                 1997       1996       1995       1994      1993(A)

 NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00    $ 1.00     $ 1.00      $ 1.00     $ 1.00
 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                            0.02      0.03       0.03        0.02       0.003
 LESS DISTRIBUTIONS

  Distributions from net investment income        (0.02)    (0.03)     (0.03)      (0.02)     (0.003)
 NET ASSET VALUE, END OF PERIOD                  $ 1.00    $ 1.00     $ 1.00      $ 1.00     $ 1.00
 TOTAL RETURN(B)                                  1.51%     3.14%      3.46%       2.44%      0.34%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                       0.61%*     0.59%      0.59%       0.40%     0.19%*
  Net investment income                          3.01%*     3.10%      3.38%       2.42%     2.67%*
  Expense waiver/reimbursement(c)                0.22%*     0.30%      0.32%       0.37%     1.04%*
 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)      $190,499  $177,575   $127,083    $100,084    $45,648

* Computed on an annualized basis.

(a) Reflects operations for the period from September 16, 1993 (date of initial public investment) to October 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

VIRGINIA MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS

APRIL 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Virginia Municipal Cash Trust (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS -- The Trust's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DEFERRED EXPENSES -- The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the
"Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1997, capital paid-in aggregated $217,945,721.

Transactions in shares were as follows:


                                                                        SIX MONTHS
                                                                          ENDED          YEAR ENDED

                                                                         APRIL 30,        OCTOBER 31,

 INSTITUTIONAL SHARES                                                      1997             1996
 Shares sold                                                              48,901,613      113,430,564
 Shares issued to shareholders in payment of distributions declared              752            6,598
 Shares redeemed                                                         (47,757,435)    (109,777,058)
  Net change resulting from Institutional Share transactions               1,144,930        3,660,104

                                                                        SIX MONTHS
                                                                           ENDED           YEAR ENDED

                                                                         APRIL 30,        OCTOBER 31,

 INSTITUTIONAL SERVICE SHARES                                              1997               1996
 Shares sold                                                            774,502,237        1,133,252,784
 Shares issued to shareholders in payment of distributions declared       1,942,958            3,390,544
 Shares redeemed                                                       (763,520,854)      (1,086,151,393)
  Net change resulting from Institutional Service Share transactions     12,924,341           50,491,935
   Net change resulting from share transactions                          14,069,271           54,152,039

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- Federated Services Company maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES -- Organizational expenses of $33,493 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five-year period following effective date. For the period ended April 30, 1997, the Fund paid $8,932 pursuant to this agreement.

INTERFUND TRANSACTIONS -- During the period ended April 30, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $290,518,975 and $321,220,000 respectively.

GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1997, 63% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 12% of total investments.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd

Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Glen R. Johnson
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle

Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

S. Elliott Cohan
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

VIRGINIA
MUNICIPAL

CASH
TRUST

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

APRIL 30, 1997

[Graphic]

Federated Investors

Federated Securities Corp., Distributor

Cusip 314229816
Cusip 314229824
G00133-01 (6/97)

[Graphic]

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Alabama Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1996, through April 30, 1997. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is a convenient way to keep your ready cash pursuing double tax-free income -- free from federal regular income tax and Alabama income tax* -- through a portfolio concentrated in high-quality, short-term Alabama municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the fund paid double tax-free dividends totaling $0.02 per share. The fund's net assets stood at $197.6 million at the end of the reporting period.

Thank you for relying on Alabama Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

Glen R. Johnson
President
June 15, 1997

* Income may be subject to the federal alternative minimum tax.

** Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S.

   government.

INVESTMENT REVIEW

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA,

Vice President, Federated Management

Q Can you comment on the economy and the interest rate environment during the six-month reporting period?

A Although it did not occur until near the end of the fund's semi-annual reporting period, the Federal Reserve Board (the "Fed") brought about the first change in monetary policy in over a year. On March 25, 1997, the Fed, in the face of stronger than expected demand, voted to raise the federal funds target rate from 5.25% to 5.50%. The move was viewed as being pre-emptive against the threat of future inflationary pressures possibly brought about by tight labor market conditions. Until that point, movements in interest rates reflected shifting market sentiment about the need for the Fed to move to a more restrictive policy. As the reporting period began in November 1996, the economy had been showing signs of slowing, thereby allaying the market's fears about inflation. Then, in December, the market's uneasiness was once more ignited as a string of economic statistics showed stronger growth and Fed Chairman Alan Greenspan made cautionary statements regarding inflation and "irrational exuberance" in the equity market. With inflation still appearing to be benign, the market tolerated a steady pace of growth into early 1997. However, Chairman Greenspan's Humphrey-Hawkins testimony before Congress in late February marked a turning point for the short-term money markets -- indeed the bond and equity markets as well -- as his relatively hawkish statements revealed fears at the Fed that the transitory factors that had been keeping inflation under control in the face of fairly robust growth may be coming to an end. This statement by the Fed caused a sharp reversal in interest rate movement and the market's perception about future Fed policy. The ensuing weeks brought continued evidence of persistent strength, and culminated in the Fed's action at the Federal Open Market Committee in late March.

For the first three months of the reporting period, short-term interest rates traded in a relatively narrow range as the continued friendly inflation picture provided some comfort to market participants. The yield on the six-month Treasury bill, for example, moved in a range between 5.20% and 5.35% from the beginning of November through early February. However, short-term interest rates began to rise in late February, and by the time of the Fed tightening in late March, had built in much of the expectations regarding the Fed decision. In April, the financial markets continued to focus on the likelihood of an additional tightening move later in May, causing short-term yields to rise even further. Yields on the six-month Treasury bill rose sharply over this interim period, moving from a low of 5.20% in mid-February to a high of 5.68% in late April before falling back to 5.53% by the end of reporting period.

Q

What were your strategies for the fund during the reporting period?

A The fund's average maturity at the beginning of the reporting period was approximately 39 days, reflecting a neutral outlook on the direction of interest rates as well as a lack of fixed-rate six month to one-year paper in Alabama. As signs of strength in the economy became more apparent, and as expectation of an imminent Fed tightening grew in the first quarter of 1997, we emphasized the purchase of shorter term fixed-rate paper while maintaining approximately 65%-70% of the portfolio in seven-day variable rate demand notes ("VRDNs"). Seven-day VRDNs provide more portfolio responsiveness to interest rate increases. We are now targeting an average maturity range between 35 and 45 days.

Once an average maturity range is targeted, the portfolio attempts to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as treasury securities. The fund's portfolio remained barbelled in structure, which combined a significant portion in seven-day VRDNs and short maturity commercial paper with purchases of longer-term, six- to twelve-month Alabama fixed rate notes and bonds. This portfolio structure takes advantage of the steepness of the yield curve and continues to pursue a competitive yield over time.

Q

How has the fund's yield responded to this rate environment?

A The fund's yield was affected by Fed policy (interest rate increases), changes in market expectations, as well as supply and demand imbalances unique to the municipal money markets. However, because of these imbalances the fund's yield may experience more volatility on a weekly basis than Treasury yields and taxable money fund yields. In general, yields on municipal money market funds rose over the reporting period. For the fund, the seven-day net yield on April 30, 1997, was 3.58%, compared to 3.20% at the beginning of the reporting period.* For individual investors at the highest federal and state brackets, the latest yield was equivalent to a taxable yield of 6.46%.

Q

Looking through 1997, what is your outlook for short-term rates?

A Although the Fed decided to hold short-term interest rates steady in the March meeting, our expectations are that the Fed will find cause to tighten monetary policy further in 1997 -- perhaps as soon as in July. It is also anticipated that the overall tightening cycle will not be long in terms of magnitude or duration. The pre-emptive move by the Fed should help to preclude the need for more aggressive action down the road by preventing the build-up of inflationary pressures. We would look to see moderately higher short-term interest rates throughout the course of the year, but not to the extent evidenced in the last tightening cycle in 1994. As such, we will likely continue in our modestly defensive stance for the portfolio until market conditions indicate otherwise.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

ALABAMA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS

APRIL 30, 1997 (UNAUDITED)

   PRINCIPAL

AMOUNT
VALUE

 (A)SHORT-TERM MUNICIPALS -- 99.5%
               ALABAMA--85.6%

 $ 1,000,000 Alabama State Corrections Institution Finance Authority, (1993 Series A), 4.20% Bonds (MBIA INS), 4/1/1998

$        1,002,112

       500,000 Alabama State Docks Department, Docks Facilities Revenue
               Refunding Bonds, 6.90% Bonds (MBIA INS),

10/1/1997                                                    506,656
     3,000,000 Alabama State IDA Weekly VRDNs (Columbus Mills Inc. Project)/

               (SunTrust Bank, Atlanta

LOC)                                                                3,000,000
     1,760,000 Alabama State IDA Weekly VRDNs (Sunshine Homes Inc.)/
               (Amsouth Bank N.A., Birmingham

LOC)                                                                 1,760,000
     3,970,000 Alabama State IDA, IDRB (Series 1994) Weekly VRDNs (Decatur

               Aluminum Corp.)/(Star Bank, N.A., Cincinnati
LOC)                                                   3,970,000

     1,600,000 Alabama State IDA, IDRB Weekly VRDNs (Monarch Tile, Inc.
               Project)/(Nationsbank of Texas, N.A.

LOC)                                                           1,600,000
     3,250,000 Alabama State IDA, IDRB's (Series 1996) Weekly VRDNs (IMI Cash

               Valve Project)/(Regions Bank, Alabama
LOC)                                                          3,250,000
     3,350,000 Alabama State IDA, Industrial Revenue Bonds Weekly VRDNs
               (Kappler USA, Inc. Project)/(National Bank of Canada, Montreal

LOC)                                 3,350,000

     3,100,000 Alabama State IDA, Revenue Bonds Weekly VRDNs (Southern Bag
               Corporation, Ltd.)/(SouthTrust Bank of Alabama, Birmingham

LOC)                                     3,100,000

     1,000,000 Alabama State Public School & College Authority, 3.90% Bonds,

12/1/1997
1,001,550

     1,100,000 Arab, AL IDB, Revenue Refunding Bonds (Series 1989)
               Weekly VRDNs (SCI Manufacturing, Inc.)/(Bank of Tokyo-Mitsubishi Ltd.

LOC)                                                                1,100,000
     1,660,000 Ashland, AL IDB, (Series 1996) Weekly VRDNs (Tru-Wood Cabinets)/
               (Regions Bank, Alabama

LOC)                                                                1,660,000
     2,000,000 Birmingham, AL IDA Weekly VRDNs (Altec Industries, Inc.)/
               (Wachovia Bank of Georgia N.A., Atlanta
LOC)                                                        2,000,000
     1,715,000 Birmingham, AL IDA Weekly VRDNs (Glasforms, Inc.)/(Regions
               Bank, Alabama

LOC)                                                             1,715,000

   PRINCIPAL

AMOUNT
VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
               ALABAMA--CONTINUED

 $             3,000,000 Birmingham, AL IDA, (Series 1997) Weekly
               VRDNs (Millcraft, AL Inc.)/(Regions Bank, Alabama LOC)

$        3,000,000

     3,000,000 Birmingham, AL IDA, IDRB's (Series 1997) Weekly VRDNs
               (J. J. & W, IV, Ltd.)/(Svenska Handelsbanken, Inc.

LOC)                                             3,000,000
     2,500,000 Birmingham, AL IDA, Revenue Bonds (Series 1996) Weekly VRDNs

               (American FireLog Corp.)/(Comerica Bank, Detroit, MI
LOC)                                           2,500,000

       830,000 Birmingham-Carraway, AL Special Care Facilities Financing
               Authority, Series A, 4.25% Bonds (Carraway Methodist Health

               Systems)/(Connie Lee INS),

8/15/1997                                                            831,511

     1,415,000 Calhoun County, AL Economic Development Council Weekly VRDNs
               (Food Ingredients Tech. Co.)/(Nationsbank, N.A., Charlotte

LOC)                                     1,415,000

     4,230,000 Chatom, AL, (National Rural Utilities Series 1984M), 3.45% TOBs
               (Alabama Electric Co-op, Inc.)/(National Rural Utilities Cooperative Finance Corp. GTD), Optional Tender

8/15/1997                                                       4,230,000
     3,200,000 Chatom, AL, IDB PCR, 3.45% CP (Alabama Electric Co-op, Inc.)/

               (National Rural Utilities Cooperative Finance Corp. GTD), Mandatory Tender

5/22/1997                                                           3,200,000
     6,200,000 Chatom, AL, IDB PCR, 3.55% CP (Alabama Electric Co-op, Inc.)/
               (National Rural Utilities Cooperative Finance Corp. GTD), Mandatory Tender

5/9/1997                                                          6,200,000
     2,200,000 Cullman, AL IDB, IRB's (Series 1992) Weekly VRDNs (Pressac
               Holdings PLC)/(NBD Bank, Michigan

LOC)                                                              2,200,000
     1,250,000 Cullman, AL IDB, Series 1989 Weekly VRDNs (Pressac Inc)/(NBD

               Bank, Michigan

LOC)                                                           1,250,000

     3,000,000 Cullman, AL IDB, Variable Fixed Rate IDRB Weekly VRDNs
               (National Bedding Company)/(Bank of America Illinois

LOC)                                           3,000,000
     3,000,000 Decatur, AL IDB, Revenue Refunding Bonds (Series 1993) Weekly

               VRDNs (Allied-Signal, Inc.)                          3,000,000
     2,000,000 Decatur, AL IDB, Solid Waste Disposal Revenue Bonds (Series 1996)

               Weekly VRDNs (Trico Steel Company, L.L.C. Project)/(Chase Manhattan Bank N.A., New York

LOC)                                                                  2,000,000
     2,000,000 Dothan, AL IDB, Adjustable/Fixed Rate IDR's (Series 1997) Weekly

               VRDNs (Henderson Steel Erectors)/(Regions Financial Corp.
LOC)                                      2,000,000

   PRINCIPAL

AMOUNT
VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
               ALABAMA--CONTINUED

 $   6,175,000 Fairfield, AL IDA, Variable Rate Environmental Improvement
               Revenue Bonds (Series 1995), 3.45% TOBs (USX Corp.)/ (Wachovia Bank of NC, N.A., Winston-Salem LOC), Optional Tender 8/5/1997
$        6,175,000

     1,525,000 Fort Payne, AL IDB, IDRB Weekly VRDNs (Ovalstrapping,
               Inc.)/ (U.S. Bank of Washington N.A.

LOC)                                                                  1,525,000
     4,000,000 Geneva County, AL IDB, Adjustable Fixed Rate IDRB's (Series

               1996) Weekly VRDNs (Brooks AG Co., Inc.)/(Regions Bank,
               Alabama

LOC)                                                                                        4,000,000
     4,000,000 Guntersville, AL IDB, (Series 1995) Weekly VRDNs (Hercules
               Rubber Co. Project)/(SouthTrust Bank of Alabama,
               Birmingham

LOC)                                                                                     4,000,000

     3,725,000 Hamilton, AL IDB, Variable/Fixed Rate IDRB's Weekly
               VRDNs (Tennessee River, Inc.)/(SouthTrust Bank of
               Alabama, Birmingham

LOC)                                                                                     3,725,000
     3,415,000 Hoover, AL IDA Weekly VRDNs (Bud's Best Cookies, Inc.)/
               (SouthTrust Bank of Alabama, Birmingham
LOC)                                                        3,415,000
       195,000 Huntsville, AL IDA Weekly VRDNs (Parkway Project
               (Huntsville, AL))/(Regions Bank, Alabama

LOC)                                                         195,000
     1,910,000 Huntsville, AL, Warrants (Series A), 4.75% Bonds,

11/1/1997                                         1,918,371

     1,555,000 Ider, AL IDB, Industrial Development Bonds Weekly VRDNs
               (Galbreath, Inc. Proj.)/(National Bank of Canada, Montreal

LOC)                                     1,555,000

     3,545,000 Jefferson County, AL, Capital Appreciation Warrants Bonds
               (MBIA INS),

4/1/1998                                                                                3,427,274
     1,900,000 Livingston, AL IDB, Floating/Fixed Rate IDRB's (Series 1989)
               Weekly VRDNs (Toin Corporation U.S.A.)/(Industrial Bank of
               Japan Ltd., Tokyo

LOC)                                                                              1,900,000
     3,500,000 Lowndes County, AL IDB, (Series 1996) Weekly VRDNs (Warren
               Oil Company Project)/(First Union National Bank, Charlotte,

               NC

LOC)                                                                                             3,500,000
     1,000,000 Mobile, AL Board of Water and Sewer Commissioners,
               Refunding (Series A), 9.00% Bonds (United States Treasury PRF),
               1/1/1998

(@100)                                                                                     1,034,582

   PRINCIPAL

AMOUNT
VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
               ALABAMA--CONTINUED

$    2,485,000 Mobile, AL Downtown Redevelopment Authority, (Series 1992)
               Weekly VRDNs (Mitchell Project)/(SunTrust Bank, Atlanta LOC)

$        2,485,000

     3,000,000 Mobile, AL IDB, (1994 Series A), 3.65% TOBs
               (International Paper Co.), Optional Tender

6/1/1997                                                                            3,000,000
     1,000,000 Mobile, AL IDB, Pollution Control Refunding Revenue Bonds,
               (Series 1992) Weekly VRDNs (Air Products & Chemicals,
               Inc.)/ (Air Products & Chemicals, Inc.

GTD)                                                                1,000,000
       450,769 Mobile, AL, GO Warrants, 4.65% Bonds,
8/15/1997                                                       450,769

     3,000,000 Montgomery - Wynlakes Governmental Utility Services Corp., Bonds
               (Series 1995-A) Weekly VRDNs (Vaughn Road, L.L.C., Project)/
               (Amsouth Bank N.A., Birmingham

LOC)                                                                 3,000,000

       800,000 Montgomery, AL IDB, (Series 1988A) Weekly VRDNs (Smith
               Industries)/(SunTrust Bank, Atlanta

LOC)                                                              800,000
     2,665,000 Montgomery, AL IDB, (Series 1990-A) Weekly VRDNs (Industrial

               Partners)/(Wachovia Bank of Georgia N.A., Atlanta
LOC)                                              2,665,000

     4,000,000 Montgomery, AL IDB, (Series 1997) Weekly VRDNs (KINPAK INC.
               Project)/(First Union National Bank of Florida

LOC)                                                 4,000,000
     3,000,000 Montgomery, AL IDB, IDRB's (Series 1996) Weekly VRDNs (CSC

               Fabrication, Inc. Project)/(First Union National Bank, Charlotte,

               NC

LOC)                                                                                             3,000,000

     3,650,000 Montgomery, AL IDB, Industrial Development Revenue Bonds
               (Series 1996A) Weekly VRDNs (Jobs Company, L.L.C. Project)/

               (Columbus Bank and Trust Co., GA

LOC)                                                               3,650,000
     2,000,000 Phoenix City, AL IDB, (Series 1988), 3.55% CP (Mead Coated Board)/

               (ABN AMRO Bank N.V., Amsterdam LOC), Mandatory Tender

5/28/1997
2,000,000

     5,500,000 Phoenix City, AL IDB, (Series 1988), 3.55% CP (Mead
               Coated Board)/ (ABN AMRO Bank N.V., Amsterdam LOC),
               Mandatory Tender

6/10/1997
5,500,000

     5,500,000 Phoenix City, AL IDB, (Series 1988), 3.70% CP (Mead
               Coated Board)/ (ABN AMRO Bank N.V., Amsterdam LOC),
               Mandatory Tender

7/24/1997
5,500,000

   PRINCIPAL

AMOUNT
VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
               ALABAMA--CONTINUED

 $   2,900,000 Phoenix City, AL IDB, (Series 1988), 3.75% CP (Mead Coated
               Board)/(ABN AMRO Bank N.V., Amsterdam LOC), Mandatory
               Tender 9/9/1997
$        2,900,000

       850,000 Piedmont, AL IDB Weekly VRDNs (Industrial Partners)/
               (Wachovia Bank of Georgia N.A., Atlanta

LOC)                                                          850,000
     2,500,000 Prattville, AL IDB, IDR Bonds Weekly VRDNs (Kuhnash

               Properties/Arkay Plastics Project)/(PNC Bank, Ohio, N.A.
LOC)                                       2,500,000

     3,150,000 Scottsboro, AL IDB, (Series 1994) Weekly VRDNs (Maples
               Industries, Inc.)/(Amsouth Bank N.A., Birmingham

LOC)                                               3,150,000
     1,250,000 Scottsboro, AL IDB, IDRB (Series 1991) Weekly VRDNs (Maples

               Industries, Inc.)/(Amsouth Bank N.A., Birmingham
LOC)                                               1,250,000

     5,000,000 Selma, AL IDB, Annual Tender PCR Refunding Bonds (1993
               Series B), 4.15% TOBs (International Paper Co.), Optional
               Tender

7/15/1997                                                                                    5,000,000
       500,000 St. Clair County, AL IDB, (Series 1993) Weekly VRDNs (Ebsco
               Industries, Inc.)/(National Australia Bank, Ltd., Melbourne
LOC)                                      500,000

       300,000 Sumter County, AL IDA, Industrial Revenue Bonds (Series
               1995A) Weekly VRDNs (Fulghum Fibres Project (AL))/
               (Regions Bank, Alabama

LOC)                                                                           300,000
     1,100,000 Sumter County, AL IDA, Industrial Revenue Bonds (Series
               1995B) Weekly VRDNs (Canal Chip Project)/(Regions Bank,
               Alabama

LOC)                                                                                        1,100,000
     3,000,000 Troy, AL IDB, IRB's (Series 1996A) Weekly VRDNs (Hudson
               Sauces & Dressings, Inc.)/(Amsouth Bank N.A., Birmingham

LOC)
3,000,000

     2,800,000 Tuscaloosa County, AL IDA, 1995 Series A Weekly VRDNs
               (Tuscaloosa Steel Corporation)/(Bayerische Landesbank
               Girozentrale

LOC)                                                                                   2,800,000
     2,000,000 Tuskegee, AL IDB, IDRB (Series 1995) Weekly VRDNs (Concrete
               Company (The))/(Columbus Bank and Trust Co., GA
LOC)                                                2,000,000

     1,185,000 University of South Alabama, University Tuition Revenue
               Refunding Bonds (Series 1996B), 3.80% Bonds (MBIA INS),

11/15/1997
1,185,000

   PRINCIPAL

AMOUNT
VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
               ALABAMA--CONTINUED

 $   2,400,000 Vincent, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries,
               Inc.)/(National Australia Bank, Ltd., Melbourne LOC)

$        2,400,000

Total
169,197,825

               PUERTO RICO -- 13.9%

     8,000,000 Commonwealth of Puerto Rico, Series 1997A, 4.00% TRANs,

7/30/1997
8,011,040

     2,050,000 Puerto Rico Electric Power Authority, (Series K), 9.25% Bonds
               (United States Treasury PRF), 7/1/1997

(@102)                                                       2,108,804

     3,500,000 Puerto Rico Electric Power Authority, (Series K), 9.375% Bonds
               (United States Treasury PRF), 7/1/1997

(@102)                                                       3,602,019
     1,000,000 Puerto Rico Industrial, Medical & Environmental PCA, (Series 1983A),

               3.80% TOBs (Reynolds Metals Co.)/(ABN AMRO Bank N.V.,
               Amsterdam LOC), Optional Tender

9/1/1997                                                            1,000,000

     3,000,000 Puerto Rico Industrial, Medical & Environmental PCA,
               Pollution Control Facilities Financing Authority
               (Series 1983 A), 3.75% TOBs (Schering Plough
               Corp.)/(Morgan Guaranty Trust Co., New York LOC),
               Optional Tender

12/1/1997                                                                     3,002,575

     6,600,000 Puerto Rico Industrial, Tourist, Education, Medical & Environmental
               Control Finance Authority, (Series 1994A), 3.45% CP (Inter American
               University of Puerto Rico)/(Banque Paribas, Paris LOC), Mandatory
               Tender

5/13/1997                                                                                    6,600,000

     2,000,000 Puerto Rico Industrial, Tourist, Education, Medical & Environmental
               Control Finance Authority, (Series 1994A), 3.80% CP (Inter American
               University of Puerto Rico)/(Banque Paribas, Paris LOC), Mandatory
               Tender

6/11/1997                                                                                    2,000,000
     1,000,000 Puerto Rico Public Building Authority, Series H, 7.875% Bonds (United
               States Treasury PRF), 7/1/1997

(@102)                                                               1,026,657

Total
27,351,095

                TOTAL INVESTMENTS (AT AMORTIZED COST)(B)
$      196,548,920

Securities that are subject to Alternative Minimum Tax represent 63.1% of the portfolio as calculated based upon total portfolio market value.

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Ratings Group, MIG-1 or MIG-2 by Moody's
    Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch Investors
    Service, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30 1997, the portfolio securities were rated as follows:

Tier Rating Percent Based on Total Market Value (unaudited)

FIRST TIER     SECOND TIER

 95.93%           4.07%

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($197,610,673) at April 30, 1997.

The following acronyms are used throughout this portfolio:

CP -- Commercial Paper
GO -- General Obligation
GTD -- Guaranty

IDA -- Industrial Development Authority IDB -- Industrial Development
Bond IDR -- Industrial Development Revenue IDRB -- Industrial
Development Revenue Bond INS -- Insured IRB -- Industrial Revenue Bond
LOC -- Letter of Credit MBIA -- Municipal Bond Investors Assurance PCA
-- Pollution Control Authority PCR -- Pollution Control Revenue PLC --
Public Limited Company PRF -- Prerefunded TOBs -- Tender Option Bonds
TRANs -- Tax and Revenue Anticipation Notes VRDNs -- Variable Rate
Demand Notes

(See Notes which are an integral part of the Financial Statements)

ALABAMA MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1997 (UNAUDITED)

 ASSETS:

 Total investments in securities, at amortized cost and value                                  $
196,548,920
 Cash
272,135

 Income receivable
1,381,367

 Deferred expenses
12,196

    Total assets
198,214,618

 LIABILITIES:

 Payable for shares redeemed                                                      $       834
 Income distribution payable                                                          565,747
 Accrued expenses                                                                      37,364
    Total liabilities
603,945

 NET ASSETS for 197,610,673 shares outstanding                                                 $
197,610,673
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $197,610,673 / 197,610,673 shares outstanding

$1.00


(See Notes which are an integral part of the Financial Statements)

ALABAMA MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

 INVESTMENT INCOME:

 Interest                                                                                        $
4,153,185

 EXPENSES:

 Investment advisory fee                                                            $    570,160
 Administrative personnel and services fee                                                86,106
 Custodian fees                                                                            9,975
 Transfer and dividend disbursing agent fees and expenses                                 18,230
 Directors'/Trustees' fees                                                                 1,463
 Auditing fees                                                                             5,670
 Legal fees                                                                                2,105
 Portfolio accounting fees                                                                32,662
 Shareholder services fee                                                                285,080
 Share registration costs                                                                 17,299
 Printing and postage                                                                      7,314
 Insurance premiums                                                                        2,473
 Miscellaneous                                                                             8,531
     Total expenses                                                                    1,047,068
 Waivers --

     Waiver of investment advisory fee                                $   (403,472)
     Waiver of shareholder services fee                                    (11,403)
          Total waivers                                                                (414,875)
                  Net expenses

632,193

                    Net investment income                                                        $
3,520,992


(See Notes which are an integral part of the Financial Statements)

ALABAMA MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS
                                                                                  ENDED           YEAR

ENDED

                                                                               (UNAUDITED)        OCTOBER

31,

                                                                             APRIL 30, 1997          1996

 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS --

 Net investment income                                                      $    3,520,992   $
6,674,235
 DISTRIBUTIONS TO SHAREHOLDERS --

 Distributions from net investment income                                       3,520,992)
(6,674,235)

 SHARE TRANSACTIONS --

 Proceeds from sale of shares                                                  313,012,555
712,795,816

 Net asset value of shares issued to shareholders in payment of

 distributions declared                                                          1,807,161
3,730,255

 Cost of shares redeemed                                                      (350,929,189)
(692,296,354)

   Change in net assets resulting from share transactions                      (36,109,473)
24,229,717
     Change in net assets                                                      (36,109,473)
24,229,717

 NET ASSETS:

 Beginning of period                                                           233,720,146
209,490,429

 End of period                                                              $  197,610,673   $
233,720,146


(See Notes which are an integral part of the Financial Statements)

ALABAMA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           SIX MONTHS

                                                             ENDED
                                                          (UNAUDITED)

                                                           APRIL 30,             YEAR ENDED OCTOBER 31,
                                                              1997          1996         1995

1994(A)

 NET ASSET VALUE, BEGINNING OF PERIOD                          $ 1.00      $ 1.00        $ 1.00        $
1.00
 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                                          0.02        0.03          0.04
0.02
 LESS DISTRIBUTIONS

  Distributions from net investment income                      (0.02)      (0.03)        (0.04)
(0.02)
 NET ASSET VALUE, END OF PERIOD                                $ 1.00      $ 1.00        $ 1.00        $
1.00
 TOTAL RETURN(B)                                                 1.55%       3.22%         3.66%
2.31%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                                       0.55%*      0.55%         0.48%
0.36%*
  Net investment income                                          3.09%*      3.18%         3.59%
2.76%*
  Expense waiver/reimbursement(c)                                0.36%*      0.37%         0.44%
0.62%*
 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)                    $197,611    $233,720      $209,490
$142,804


* Computed on an annualized basis.

(a) Reflects operations for the period from December 3, 1993 (date of initial public investment) to October 31, 1994. For the period from November 29, 1993 (start of business) to December 3, 1993 the fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

ALABAMA MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS

APRIL 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Alabama Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the State of Alabama consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DEFERRED EXPENSES -- The costs incurred by the Fund with respect to registration of its shares in its first year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the
"Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 1997, capital paid-in aggregated $197,610,673. Transactions in shares were as follows:


YEAR
                                                                            SIX MONTHS
ENDED

                                                                                   ENDED

OCTOBER 31,
                                                                              APRIL 30, 1997
1996

 Shares sold                                                                      313,012,555
712,795,816

 Shares issued to shareholders in payment of distributions declared                 1,807,161
3,730,255
 Shares redeemed                                                                (350,929,189)

(692,296,354)

  Net change resulting from share transactions                                   (36,109,473)
24,229,717


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  ORGANIZATIONAL EXPENSES -- Organizational and start-up administrative service expenses of $57,711 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational and start-up administrative expenses during the five-year period following effective date. For the period ended April 30, 1997, the Fund paid $7,535 pursuant to this agreement.

  INTERFUND TRANSACTIONS -- During the period ended April 30, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $178,206,530 and $233,320,000, respectively.

  GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

  Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1997, 85% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.1% of total investments.

TRUSTEES
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd

Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Glen R. Johnson
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle

Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

S. Elliott Cohan
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

ALABAMA MUNICIPAL CASH TRUST

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

APRIL 30, 1997

Federated Investors
Federated Securities Corp., Distributor

Cusip 314229790
G01120-01 (6/97)

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of North Carolina Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1996, through April 30, 1997. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is a convenient way to keep your ready cash pursuing double tax-free income -- free from federal regular income tax and North Carolina state income tax* -- through a portfolio concentrated in high-quality, short-term North Carolina municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the fund paid double tax-free dividends of $0.02 per share. The fund's net assets stood at $100.9 million at the end of the reporting period.

Thank you for relying on North Carolina Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1997

* Income may be subject to the federal alternative minimum tax.

** Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S.

   government.

INVESTMENT REVIEW

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Vice

President, Federated Management

Q Can you comment on the economy and the interest rate environment during the six-month reporting period?

A Although it did not occur until near the end of the fund's semi-annual reporting period, the Federal Reserve Board (the "Fed") brought about the first change in monetary policy in over a year. On March 25, 1997, the Fed, in the face of stronger than expected demand, voted to raise the federal funds target rate from 5.25% to 5.50%. The move was viewed as being pre-emptive against the threat of future inflationary pressures possibly brought about by tight labor market conditions. Until that point, movements in interest rates reflected shifting market sentiment about the need for the Fed to move to a more restrictive policy. As the reporting period began in November 1996, the economy had been showing signs of slowing, thereby allaying the market's fears about inflation. Then, in December, the market's uneasiness was once more ignited as a string of economic statistics showed stronger growth and Fed Chairman Alan Greenspan made cautionary statements regarding inflation and "irrational exuberance" in the equity market. With inflation still appearing to be benign, the market tolerated a steady pace of growth into early 1997. However, Chairman Greenspan's Humphrey-Hawkins testimony before Congress in late February marked a turning point for the short-term money markets -- indeed the bond and equity markets as well -- as his relatively hawkish statements revealed fears at the Fed that the transitory factors that had been keeping inflation under control in the face of fairly robust growth may be coming to an end. This statement by the Fed caused a sharp reversal in interest rate movement and the market's perception about future Fed policy. The ensuing weeks brought continued evidence of persistent strength, and culminated in the Fed's action at the Federal Open Market Committee in late March.

  For the first three months of the reporting period, short-term interest rates traded in a relatively narrow range as the continued friendly inflation picture provided some comfort to market participants. The yield on the six-month Treasury bill, for example, moved in a range between 5.20% and 5.35% from the beginning of November through early February.

  However, short-term interest rates began to rise in late February, and by the time of the Fed tightening in late March, had built in much of the expectations regarding the Fed decision. In April, the financial markets continued to focus on the likelihood of an additional tightening move later in May, causing short-term yields to rise even further. Yields on the six-month Treasury bill rose sharply over this interim period, moving from a low of 5.20% in mid-February to a high of 5.68% in late April before falling back to 5.53% by the end of reporting period.

Q

  What were your strategies for the fund during the reporting period?

A The fund's average maturity at the beginning of the reporting period was very short at 33 days, reflecting a lack of supply of money market eligible North Carolina bonds. We extended the average maturity in November and December as attractively priced bonds became available. However, as signs of strength in the economy became more apparent, and as expectation of an imminent Fed tightening grew in the first quarter of 1997, we shortened the average maturity target range to between 45 and 55 days. We also emphasized the purchase of shorter term fixed-rate paper while increasing the percentage of the portfolio in seven-day variable rate demand notes ("VRDNs"). Seven-day VRDNs provide more portfolio responsiveness to interest rate increases.

  Once an average maturity range is targeted, the portfolio attempts to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as Treasury securities. The fund's portfolio remained barbelled in structure, which combined a significant portion in seven-day VRDNs and short maturity commercial paper with purchases of longer-term, six- to twelve-month North Carolina exempt fixed rate notes and bonds. This portfolio structure takes advantage of the steepness of the yield curve and continues to pursue a competitive yield over time.

Q

  How has the fund's yield responded to this rate environment?

A The fund's yield was affected by Fed policy (interest rate increases), changes in market expectations, as well as supply and demand imbalances unique to the municipal money markets. However, because of these imbalances the fund's yield may experience more volatility on a weekly basis than Treasury yields and taxable money fund yields. In general, yields on municipal money market funds rose over the reporting period. For the fund, the seven-day net yield on April 30, 1997 was 3.66%, compared to 3.04% at the beginning of the reporting period.* For individual investors at the highest federal and state tax brackets, the latest yield was equivalent to a taxable yield of 6.95%.

Q

  Looking through 1997, what is your outlook for short-term rates?

A Although the Fed decided to hold short-term interest rates steady in the March meeting, our expectations are that the Fed will find cause to tighten monetary policy further in 1997 -- perhaps as soon as in July. It is also anticipated that the overall tightening cycle will not be long in terms of magnitude or duration. The pre-emptive move by the Fed should help to preclude the need for more aggressive action down the road by preventing the build-up of inflationary pressures. We would look to see moderately higher short-term interest rates throughout the course of the year, but not to the extent evidenced in the last tightening cycle in 1994. As such, we will likely continue in our modestly defensive stance for the portfolio until market conditions indicate otherwise.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

NORTH CAROLINA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)


   PRINCIPAL

    AMOUNT                                                                                         VALUE
 (A)SHORT-TERM MUNICIPALS -- 99.1%
               NORTH CAROLINA -- 87.0%
 $ 1,755,000   Alamance County, NC Industrial Facilities & Pollution Control Financing
               Authority, (Series B) Weekly VRDNs (Culp, Inc.)/(Wachovia Bank of NC,
               N.A., Winston-Salem LOC)                                                        $  1,755,000
  3,500,000    Bladen County, NC Industrial Facilities & Pollution Control Financing
               Authority, (Series 1993) Weekly VRDNs (BCH Energy, Limited
               Partnership)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                                   3,500,000
  1,600,000    Buncombe County, NC Industrial Facilities & Pollution Control Financing
               Authority, (Series 1991) Weekly VRDNs (Rich Mount, Inc.)/(Bank of
               Tokyo-Mitsubishi Ltd. LOC)                                                         1,600,000
  1,335,000    Burke County, NC Industrial Facilities & Pollution Control Financing
               Authority Weekly VRDNs (Norwalk Furniture Corp. & Hickory
               Furniture)/(Branch Banking & Trust Co., Wilson LOC)                                1,335,000
    820,000    Catawba County, NC Industrial Facilities & Pollution Control Financing
               Authority, (Series 1992) Weekly VRDNs (WSMP, Inc.)/(Nationsbank, N.A.,
               Charlotte LOC)                                                                       820,000
  1,800,000    Catawba County, NC Industrial Facilities & Pollution Control Financing
               Authority, (Series 1994) Weekly VRDNs (Ethan Allen Inc. Project)/
               (Bankers Trust Co., New York LOC)                                                  1,800,000
  2,435,000    Charlotte, NC, UT GO, 5.50% Bonds, 5/1/1997                                        2,435,000
  3,615,000    Cleveland County, NC Industrial Facilities and Pollution Control
               Financing Authority, IDRB (Series 1990) Weekly VRDNs (MetalsAmerica,

               Inc. Project)/(Nationsbank, N.A., Charlotte LOC)                                   3,615,000
  1,550,000    Cleveland County, NC Industrial Facilities and Pollution Control
               Financing Authority, Pollution Control Revenue Bonds (Series 1995) Weekly
               VRDNs (Grover Industries, Inc. Project)/(Bank of America Illinois LOC)             1,550,000

    920,000    Davidson County, NC Industrial Facilities & PCFA, IDRB (Series 1995)
               Weekly VRDNs (Lawrence Industries, Inc. Project)/(Branch Banking &
               Trust Co., Wilson LOC)                                                               920,000
  3,501,000    Duplin County, NC Water District, (Series G), 3.501% BANs, 8/6/1997                3,501,000
  1,800,000    Guilford County, NC Industrial Facilities & PCFA, (Series 1989) Weekly
               VRDNs (Bonset America Corp.)/(Dai-Ichi Kangyo Bank Ltd., Tokyo and

               Industrial Bank of Japan Ltd., Tokyo LOCs)                                         1,800,000

NORTH CAROLINA MUNICIPAL CASH TRUST


   PRINCIPAL

    AMOUNT                                                                                         VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED

               NORTH CAROLINA -- CONTINUED
$ 8,550,000    Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs
               (Flambeau Airmold Project)/(Norwest Bank Minnesota, Minneapolis LOC)            $  8,550,000
  1,000,000    Iredell County, NC Industrial Facilities & Pollution Control Financing
               Authority, Industrial Revenue Bonds Weekly VRDNs (Jet Corr, Inc.

               Project)/(National Bank of Canada, Montreal LOC)                                   1,000,000
  1,000,000    Johnson County, NC Industrial Facilities & Pollution Control Financing
               Authority, (Series 1996) Weekly VRDNs (Inolex Chemical Company

               Project)/(PNC Bank, N.A. LOC)                                                      1,000,000
  2,600,000    Lincoln County, NC Industrial Facilities & Pollution Control Financing
               Authority, Industrial Revenue Bonds Weekly VRDNs (Leucadia, Inc.

               Project)/(National Bank of Canada, Montreal LOC)                                   2,600,000
  4,000,000    Martin County, NC IFA, (Series 1993) Weekly VRDNs (Weyerhaeuser Co.)               4,000,000
  2,500,000    Mecklenberg County, NC Industrial Facilities and Pollution Control
               Financing Authority, (Series 1996) Weekly VRDNs (SteriGenics

               International Project)/(Comerica Bank, Detroit, MI LOC)                            2,500,000
  1,000,000    Mecklenburg County, NC, (Series 1996) Weekly VRDNs (YMCA of Greater
               Charlotte Project)/(Wachovia Bank of NC, N.A., Winston-Salem LOC)                  1,000,000
  3,255,000    New Hanover County, NC PCFA Weekly VRDNs (Efson, Inc.)/(Branch
               Banking & Trust Co., Wilson LOC)                                                   3,255,000
  1,445,000    New Hanover County, NC PCFA, (Series 1990) Weekly VRDNs (Wilmington
               Machinery Inc. Project)/(Branch Banking & Trust Co., Wilson LOC)                   1,445,000
  2,800,000    North Carolina Agricultural Finance Authority, (Series 1996) Weekly
               VRDNs (Coastal Carolina Gin L.L.C. Project)/(Branch Banking & Trust

               Co., Wilson LOC)                                                                   2,800,000
  1,070,000    North Carolina Medical Care Commission Hospital, (Series 1995), 4.40%
               Bonds (Gaston Memorial Hospital Project), 2/15/1998                                1,075,729
  4,000,000    North Carolina Municipal Power Agency No. 1, (Series A), 3.45% CP
               (Morgan Guaranty Trust Co., New York and Union Bank of Switzerland,

               Zurich LOCs), Mandatory Tender 7/15/1997                                           4,000,000
  7,000,000    North Carolina Municipal Power Agency No. 1, Catawba Electric
               Revenue Refunding Bonds, 7.875% Bonds (United States Treasury PRF),

               1/1/1998 (@102)                                                                    7,330,610
  2,000,000    North Carolina State, UT GO, 6.10% Bonds, 3/1/1998                                 2,041,251

NORTH CAROLINA MUNICIPAL CASH TRUST


   PRINCIPAL

    AMOUNT                                                                                         VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED

               NORTH CAROLINA -- CONTINUED
$ 4,000,000    Onslow County, NC Industrial Facilities & Pollution Control Financing
               Authority Weekly VRDNs (Mine Safety Appliances Co.)/(Sanwa Bank Ltd,
               Osaka LOC)                                                                      $  4,000,000
  1,500,000    Piedmont, NC Airport Authority Weekly VRDNs (Triad International

               Maintenance Corp.)/(Mellon Bank N.A., Pittsburgh LOC)                              1,500,000
  1,900,000    Randolph County, NC IDA, (Series 1990) Weekly VRDNs (Wayne Steel,
               Inc.)/(Bank One, Akron, N.A. LOC)                                                  1,900,000
  5,700,000    Wake County, NC Industrial Facilities & PCFA, (Series 1990B), 3.55% CP
               (Carolina Power & Light Co.)/(Fuji Bank, Ltd., Tokyo LOC), Mandatory

               Tender 6/13/1997                                                                   5,700,000
  2,000,000    Wake County, NC, UT GO, 4.70% Bonds, 3/1/1998                                      2,019,456
  1,900,000    Washington County, NC Industrial Facilities and Pollution Control
               Financing Authority, IDRB (Series 1995) Weekly VRDNs (Mackeys Ferry

               Sawmill, Inc. Project)/(Wachovia Bank of NC, N.A., Winston-Salem LOC)              1,900,000
  3,541,079    Wayne County, NC PCFA Weekly VRDNs (Cooper Industries, Inc.)/
               (Sanwa Bank Ltd, Osaka LOC)                                                        3,541,079
                  Total                                                                          87,789,125

               PUERTO RICO -- 9.2%

  3,000,000    Puerto Rico Electric Power Authority, (Series K), 9.375% Bonds (United
               States Treasury PRF), 7/1/1997 (@102)                                              3,087,445
  3,000,000    Puerto Rico Industrial, Medical & Environmental PCA, (Series 1983A),
               3.80% TOBs (Reynolds Metals Co.)/(ABN AMRO Bank N.V., Amsterdam

               LOC), Optional Tender 9/1/1997                                                     3,000,000
  1,000,000    Puerto Rico Industrial, Medical & Environmental PCA, Pollution Control
               Facilities Financing Authority (Series 1983A), 3.75% TOBs (Schering
               Plough Corp.)/(Morgan Guaranty Trust Co., New York LOC), Optional

               Tender 12/1/1997                                                                   1,000,858
  2,200,000    Puerto Rico Industrial, Tourist, Education, Medical & Environmental
               Control Finance Authority, (Series 1994A), 3.80% CP (Inter American
               University of Puerto Rico)/(Banque Paribas, Paris LOC), Mandatory

               Tender 6/11/1997                                                                   2,200,000
                 Total                                                                            9,288,303


NORTH CAROLINA MUNICIPAL CASH TRUST


   PRINCIPAL

    AMOUNT                                                                                         VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED

              VIRGIN ISLANDS--2.9%

$ 3,000,000   Virgin Islands HFA, Single Family Mortgage Revenue Refunding Bonds
               (1995 Series B), 3.75% TOBs (FGIC INV), Mandatory Tender 6/1/1997               $  3,000,000
                TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                                       $100,077,428


Securities that are subject to Alternative Minimum Tax represent 48.3% of the portfolio as calculated based upon total portfolio market value.

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities, rated SP-1+, SP-1 or SP-2 by Standard & Poor's Ratings Group, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or FIN-1+, FIN-1 and FIN-2 by Fitch Investors Service, Inc. are all considered rated one of the two highest short-term ratings categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At April 30, 1997, the portfolio securities were rated as follows:

    Tier Rating Percentage Based on Total Market Value (unaudited)


    FIRST TIER        SECOND TIER

      100%                 0%

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($100,942,715) at April 30, 1997.

The following acronyms are used throughout this portfolio:

BANs  -- Bond Anticipation Notes
CP    -- Commercial Paper

FGIC -- Financial Guaranty Insurance Company GO -- General Obligation HFA -- Housing Finance Authority IDA -- Industrial Development Authority IDRB -- Industrial Development Revenue Bond IFA -- Industrial Finance Authority INV -- Investment Agreement LOCs -- Letter(s) of Credit LOC -- Letter of Credit PCA -- Pollution Control Authority PCFA -- Pollution Control Finance Authority PRF -- Prerefunded TOBs -- Tender Option Bonds UT -- Unlimited Tax VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

NORTH CAROLINA MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)


 ASSETS:
 Total investments in securities, at amortized cost and value                                $100,077,428
 Cash                                                                                             229,747
 Income receivable                                                                                900,577
 Deferred expenses                                                                                 12,769
   Total assets                                                                               101,220,521

 LIABILITIES:

 Income distribution payable                                                  $269,178
 Accrued expenses                                                                8,628

   Total liabilities                                                                              277,806
 NET ASSETS for 100,942,715 shares outstanding                                               $100,942,715

 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

 $100,942,715 / 100,942,715 shares outstanding                                                      $1.00

(See Notes which are an integral part of the Financial Statements)

NORTH CAROLINA MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)


 INVESTMENT INCOME:
 Interest                                                                                      $ 2,444,484
 EXPENSES:

 Investment advisory fee                                                       $ 334,720
 Administrative personnel and services fee                                        61,959
 Custodian fees                                                                    6,880
 Transfer and dividend disbursing agent fees and expenses                         14,867
 Directors'/Trustees' fees                                                         1,084
 Auditing fees                                                                     6,093
 Legal fees                                                                        2,040
 Portfolio accounting fees                                                        21,054
 Shareholder services fee                                                        167,360
 Share registration costs                                                         16,231
 Printing and postage                                                              5,561
 Insurance premiums                                                                1,749
 Miscellaneous                                                                     9,043
   Total expenses                                                                648,641
 Waivers --

   Waiver of investment advisory fee                                            (250,725)
     Net expenses                                                                                  397,916
       Net investment income                                                                   $ 2,046,568

(See Notes which are an integral part of the Financial Statements)

NORTH CAROLINA MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS


                                                                             SIX MONTHS
                                                                               ENDED            YEAR ENDED

                                                                            (UNAUDITED)         OCTOBER 31,
                                                                             APRIL 30, 1997        1996

 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS --

 Net investment income                                                      $  2,046,568      $  3,699,402
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                                     (2,046,568)       (3,699,402)
 SHARE TRANSACTIONS --

 Proceeds from sale of shares                                                 316,873,955      825,948,456
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                         1,471,648        2,898,862
 Cost of shares redeemed                                                     (355,151,413)    (788,700,740)
   Change in net assets resulting from share transactions                     (36,805,810)      40,146,578
     Change in net assets                                                     (36,805,810)      40,146,578
 NET ASSETS:

 Beginning of period                                                          137,748,525       97,601,947
 End of period                                                              $ 100,942,715     $137,748,525

(See Notes which are an integral part of the Financial Statements)

NORTH CAROLINA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                 SIX MONTHS

                                                    ENDED
                                                 (UNAUDITED)

                                                   APRIL 30,           YEAR ENDED OCTOBER 31,
                                                    1997            1996       1995        1994(A)

 NET ASSET VALUE, BEGINNING OF PERIOD              $ 1.00         $ 1.00      $ 1.00      $ 1.00
 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                              0.02           0.03        0.04        0.02
 LESS DISTRIBUTIONS

  Distributions from net investment income          (0.02)         (0.03)      (0.04)      (0.02)
 NET ASSET VALUE, END OF PERIOD                    $ 1.00         $ 1.00      $ 1.00      $ 1.00
 TOTAL RETURN(B)                                     1.54%          3.23%       3.51%       2.06%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                           0.59%*         0.59%       0.59%       0.49%*
  Net investment income                              3.06%*         3.17%       3.46%       2.54%*
  Expense waiver/reimbursement(c)                    0.37%*         0.42%       0.40%       0.44%*
 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)        $100,943       $137,749     $97,602     $85,249

* Computed on an annualized basis.

(a) Reflects operations for the period from December 31, 1993 (date of initial public investment) to October 31, 1994. For the period from November 29, 1993 (start of business) to December 31, 1993, the fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

NORTH CAROLINA MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of North Carolina Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the State of North Carolina consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   DEFERRED EXPENSES -- The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the
"Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 1997, capital paid-in aggregated $100,942,715.

Transactions in shares were as follows:


                                                                                     SIX               YEAR
                                                                                   MONTHS              ENDED

                                                                                    ENDED           OCTOBER 31,
                                                                               APRIL 30, 1997          1996

 Shares sold                                                                    316,873,955       825,948,456
 Shares issued to shareholders in payment of distributions declared               1,471,648         2,898,862
 Shares redeemed                                                               (355,151,413)     (788,700,740)
  Net change resulting from share transactions                                  (36,805,810)       40,146,578

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

   ORGANIZATIONAL EXPENSES -- Organizational and start-up administrative service expenses of $53,386 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational and start-up administrative expenses during the five year period following effective date. For the period ended April 30, 1997, the Fund paid $6,970 pursuant to this agreement.

   INTERFUND TRANSACTIONS -- During the period ended April 30, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $143,290,000 and $172,980,000, respectively.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

   Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1997, 74.5% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.8% of total investments.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd

Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Glen R. Johnson
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
  Chairman

Glen R. Johnson
  President

J. Christopher Donahue
  Executive Vice President

Edward C. Gonzales
  Executive Vice President

John W. McGonigle

  Executive Vice President, Treasurer, and Secretary
Richard B. Fisher

  Vice President
S. Elliott Cohan

  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

NORTH CAROLINA

MUNICIPAL
CASH

TRUST

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

APRIL 30, 1997

[Graphic]

Federated Investors
Federated Securities Corp., Distributor

Cusip 314229782
G01177-01 (6/97)

[Graphic]

--------------------------------------------------------------------------------
                                                                         FLORIDA

--------------------------------------------------------------------------------
                                                                       MUNICIPAL

--------------------------------------------------------------------------------
                                                                            CASH

--------------------------------------------------------------------------------
                                                                           TRUST

--------------------------------------------------------------------------------

                                                              SEMI-ANNUAL REPORT
                                                                 TO SHAREHOLDERS

                                                                  APRIL 30, 1997

Federated Investors Logo

        Cusip 314229785
        Cusip 314229683
        G00827-02 (6/97)

        Recyled Paper Logo

PRESIDENT'S MESSAGE

--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Florida Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1996 through April 30, 1997. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Shares and Cash II Shares.

The fund is a convenient way to put your ready cash to work pursuing tax-free income free from federal regular income tax.* In addition, the fund is free from the Florida intangibles tax. At the end of the reporting period, the fund's municipal bond holdings were diversified among Florida issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This tax-free advantage means you can earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the fund paid tax-free dividends of $0.02 per share for Institutional Shares and $0.01 per share for Cash II Shares. The fund's net assets stood at $519.8 million at the end of the reporting period.

Thank you for relying on Florida Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we'll continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

LOGO

Glen R. Johnson
President
June 15, 1997

 * Income may be subject to the federal alternative minimum tax.

** Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S.

   government.

INVESTMENT REVIEW

--------------------------------------------------------------------------------

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Vice

President, Federated Management

Q

     Can you comment on the economy and the interest rate environment during the six month reporting period?

A

     Although it did not occur until near the end of the fund's semi-annual reporting period, the Federal Reserve Board (the
     "Fed") brought about the first change in monetary policy in over a year. On March 25, 1997, the Fed,

in the face of stronger than expected demand, voted to raise the federal funds target rate from 5.25% to 5.50%. The move was viewed as being pre-emptive against the threat of future inflationary pressures possibly brought about by tight labor market conditions. Until that point, movements in interest rates reflected shifting market sentiment about the need for the Fed to move to a more restrictive policy. As the reporting period began in November 1996, the economy had been showing signs of slowing, thereby allaying the market's fears about inflation. Then, in December, the market's uneasiness was once more ignited as a string of economic statistics showed stronger growth and Fed Chairman Alan Greenspan made cautionary statements regarding inflation and "irrational exuberance" in the equity market. With inflation still appearing to be benign, the market tolerated a steady pace of growth into early 1997. However, Chairman Greenspan's Humphrey-Hawkins testimony before Congress in late February marked a turning point for the short-term money markets--indeed the bond and equity markets as well--as his relatively hawkish statements revealed fears at the Fed that the transitory factors that had been keeping inflation under control in the face of fairly robust growth may be coming to an end. This statement by the Fed caused a sharp reversal in interest rate movement and the market's perception about future Fed policy. The ensuing weeks brought continued evidence of persistent strength, and culminated in the Fed's action at the Federal Open Market Committee in late March.

For the first three months of the reporting period, short-term interest rates traded in a relatively narrow range as the continued friendly inflation picture provided some comfort to market participants. The yield on the six-month Treasury bill, for example, moved in a range between 5.20% and 5.35% from the beginning of November through early February. However, short-term interest rates began to rise in late February, and by the time of the Fed tightening in late March, had built in much of the expectations regarding the Fed decision. In April, the financial markets continued to focus on the likelihood of an additional tightening move later in May, causing short-term yields to rise even further. Yields on the six-month Treasury bill rose sharply over this interim period, moving from a low of 5.20% in mid-February to a high of 5.68% in late April before falling back to 5.53% by the end of reporting period.

Q

     What were your strategies for the fund during the reporting period?

A

     The fund's average maturity at the beginning of the reporting period was approximately 49 days, reflecting a neutral outlook on the direction of interest rates. As signs of strength in the economy became more apparent and as expectations of an imminent Fed tightening grew in the first quarter of 1997, we emphasized the purchase of shorter term fixed-rate paper while adding to the portion of the portfolio invested in seven-day variable rate demand notes ("VRDNs"). Seven-day VRDNs provide

--------------------------------------------------------------------------------

more portfolio responsiveness to interest rate increases. At the end of the reporting period, the fund's average maturity was at 49 days, with a target range between 40 and 50 days.

Once an average maturity range is targeted, the portfolio attempts to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as Treasury securities. The fund's portfolio remained barbelled in structure, which combined a significant portion in seven-day VRDNs and short maturity commercial paper with purchases of longer-term, six-to twelve-month fixed rate notes. This portfolio structure continues to pursue a competitive yield over time.

Q

     How has the fund's yield responded to this rate environment?

A

     The fund's yield was affected by Fed policy (interest rate increases), changes in market expectations, as well as supply and demand imbalances unique to the municipal money markets. However, because of these imbalances the fund's yield may experience more volatility on a weekly basis than Treasury yields and taxable money fund yields. In general, yields on municipal money market funds rose over the reporting period. For the fund, the seven-day net yield of the Institutional Shares on April 30, 1997, was 3.63%, compared to 3.12% at the beginning of the reporting period.* For the Cash II Shares, the seven-day net yield was 3.37% at the end of the reporting period compared to 2.96% six months ago.*

Q

     Looking through 1997, what is your outlook for short-term rates?

A

     Although the Fed decided to hold short-term interest rates steady in the March meeting, our expectations are that the Fed will find cause to tighten monetary policy further in 1997--perhaps as soon as in July. It is also anticipated that the overall tightening cycle will not be long in terms of magnitude or duration. The pre-emptive move by the Fed should help to preclude the need for more aggressive action down the road by preventing the build-up of inflationary pressures. We would look to see moderately higher short-term interest rates throughout the course of the year, but not to the extent evidenced in the last tightening cycle in 1994. As such, we will likely continue in our modestly defensive stance for the portfolio until market conditions indicate otherwise.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

FLORIDA MUNICIPAL CASH TRUST

PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------


 PRINCIPAL

  AMOUNT                                                                                 VALUE

-----------        ----------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--99.5%

-----------------------------------------------------------------------------------
                   FLORIDA--70.6%

                   ----------------------------------------------------------------
$ 6,500,000        Brevard County, FL School District, Series 1996, 4.20% TANs,
                   6/30/1997                                                          $  6,505,733
                   ----------------------------------------------------------------
  3,860,000        Broward County, FL HFA, (CR-5), 3.65% TOBs (GNMA COL)/ (Citibank
                   NA, New York LIQ), Optional Tender 5/1/1997                           3,860,000

                   ----------------------------------------------------------------
  3,000,000        Broward County, FL HFA, Multifamily Housing Revenue Refunding
                   Bonds (1995 Series B) Weekly VRDNs (Harbour Town of Jacaranda
                   Project)/(SouthTrust Bank of Alabama, Birmingham LOC)                 3,000,000
                   ----------------------------------------------------------------
  3,240,000        Broward County, FL Health Facility Authority, Revenue Bonds
                   Weekly VRDNs (John Knox Village of Florida)/(First Union
                   National Bank, Charlotte, N.C. LOC)                                   3,240,000
                   ----------------------------------------------------------------
  1,130,000        Broward County, FL, IDRB (Series 1993) Weekly VRDNs (American
                   Whirlpool Products Corp. Project)/(NationsBank, South LOC)            1,130,000

                   ----------------------------------------------------------------
  1,000,000        Broward County, FL, IDRB's (Series 1997) Weekly VRDNs (Fast Real
                   Estate Partners, Ltd.)/(SunTrust Bank, Central Florida LOC)           1,000,000

                   ----------------------------------------------------------------
  8,000,000        Charlotte County, FL School District, Series 1996, 4.00% TANs,
                   6/30/1997                                                             8,004,106
                   ----------------------------------------------------------------
 14,190,000    (b) Clipper Florida Tax-Exempt Trust, Class A Certificates of
                   Participation, Series 1996-3B Weekly VRDNs (Escambia County, FL
                   HFA)/(State Street Bank and Trust Co. LOC)                           14,190,000
                   ----------------------------------------------------------------
  9,000,000        Dade County, FL HFA, (Series 1996), 4.00% TOBs (FGIC INV),
                   Mandatory Tender 10/1/1997                                            9,000,000

                   ----------------------------------------------------------------
  1,900,000        Dade County, FL HFA, Hospital Revenue Bonds (Series 1995) Weekly
                   VRDNs (Miami Children's Hospital Project)/(AMBAC INS)/(SunTrust
                   Bank, Atlanta LIQ)                                                    1,900,000
                   ----------------------------------------------------------------
  4,170,000        Dade County, FL IDA Weekly VRDNs (Futernick Associates, Inc.)/
                   (First Union National Bank, Charlotte, N.C. LOC)                      4,170,000

                   ----------------------------------------------------------------
  1,000,000        Dade County, FL IDA, (Series 1985C) Weekly VRDNs (Dolphins

                   Stadium)/(Societe Generale, Paris LOC)                                1,000,000

                   ----------------------------------------------------------------

FLORIDA MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------


 PRINCIPAL

  AMOUNT                                                                                 VALUE

-----------        ----------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--CONTINUED

-----------------------------------------------------------------------------------
                   FLORIDA--CONTINUED

                   ----------------------------------------------------------------
$ 1,550,000        Dade County, FL IDA, IDRB (Series 1995) Weekly VRDNs (June
                   Leasing Co. Project (FL))/(First Union National Bank of Florida
                   LOC)                                                               $  1,550,000
                   ----------------------------------------------------------------
  2,000,000        Dade County, FL IDA, IDRB's (Series 1996A) Weekly VRDNs (U.S.
                   Holdings, Inc.)/(First Union National Bank of Florida LOC)            2,000,000

                   ----------------------------------------------------------------
  1,100,000        Dade County, FL IDA, Industrial Development Revenue Refunding
                   Bonds Weekly VRDNs (Continental Farms, Inc.)/(Nationsbank, N.A.,
                   Charlotte LOC)                                                        1,100,000
                   ----------------------------------------------------------------
  2,550,000        Dade County, FL Resource Recovery Facilities, 4.00% Bonds (AMBAC
                   INS), 10/1/1997                                                       2,550,000
                   ----------------------------------------------------------------
  3,000,000        Dade County, FL School District, 4.50% Bonds (MBIA INS),
                   2/15/1998                                                             3,020,015

                   ----------------------------------------------------------------
  3,000,000        Duval County, FL HFA, Multi-family Housing Revenue Bonds (Series
                   1985 F) Weekly VRDNs (Lakes of Mayport Apartments
                   Project)/(SunTrust Bank, Atlanta LOC)                                 3,000,000
                   ----------------------------------------------------------------
  2,000,000    (b) Escambia County, FL HFA, P-Floats PA-129 Weekly VRDNs

                   (Merrill Lynch Capital Services, Inc. LIQ)                            2,000,000
                   ----------------------------------------------------------------
  7,500,000        Escambia County, FL HFA, Single Family Mortgage Revenue Bonds
                   (Series B), 3.75% TOBs (Bayerische Landesbank Girozentrale INV),
                   Mandatory Tender 2/20/1998                                            7,500,000
                   ----------------------------------------------------------------
  6,140,000        Eustis Health Facilities Authority, FL, (Series 1985) Weekly
                   VRDNs (Waterman Medical Center)/(Banque Paribas, Paris LOC)           6,140,000
                   ----------------------------------------------------------------
  1,400,000        Florida HFA, (Series 1989 E) Weekly VRDNs (Fairmont Oaks
                   Project)/(Comerica Bank, Detroit, MI LOC)                             1,400,000

                   ----------------------------------------------------------------
  3,300,000        Florida HFA, (Series 1996 U) Weekly VRDNs (Heron Park Project)/
                   (NationsBank, South LOC)                                              3,300,000
                   ----------------------------------------------------------------
  4,000,000        Florida HFA, (Series 2-CR-25C), 3.50% TOBs (FGIC INS)/

                   (Citibank NA, New York LIQ), Optional Tender 6/15/1997                4,000,000
                   ----------------------------------------------------------------
  6,920,000    (b) Florida HFA, Homeowner Mortgage Revenue Bonds PT-88 (Series
                   1996-3) Weekly VRDNs (Banco Santander LIQ)                            6,920,000
                   ----------------------------------------------------------------

FLORIDA MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------


 PRINCIPAL

  AMOUNT                                                                                 VALUE

-----------        ----------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--CONTINUED

-----------------------------------------------------------------------------------
                   FLORIDA--CONTINUED

                   ----------------------------------------------------------------
$ 4,700,000        Florida HFA, Housing Revenue Bonds (Series J) Weekly VRDNs
                   (Ashley Lake Project)/(Barclays Bank PLC, London LOC)              $  4,700,000
                   ----------------------------------------------------------------
  2,500,000    (b) Florida State Department of Transportation, (Series 1993A)

                   Weekly VRDNs (Norwest Bank Minnesota, Minneapolis LOC)                2,500,000
                   ----------------------------------------------------------------
  3,620,000        Gainesville, FL Utilities Systems, (Series A), 7.75% Bonds

                   (United States Treasury PRF), 10/1/1997 (@102)                        3,749,504
                   ----------------------------------------------------------------
  7,500,000        Greater Orlando (FL) Aviation Authority, Airport Facilities
                   Subordinated CP Notes (Series B), 3.60% CP, Mandatory Tender
                   6/11/1997                                                             7,500,000
                   ----------------------------------------------------------------
  6,300,000        Greater Orlando (FL) Aviation Authority, Airport Facilities
                   Subordinated CP Notes (Series B), 3.70% CP, Mandatory Tender
                   6/6/1997                                                              6,300,000
                   ----------------------------------------------------------------
  7,000,000        Gulf Breeze, FL, Variable Rate Demand Revenue Bonds (Series
                   1995A) Weekly VRDNs (Florida Municipal Bond Fund)/ (Barnett
                   Bank, N.A. LOC)                                                       7,000,000
                   ----------------------------------------------------------------
  3,300,000        Halifax Hospital Medical Center, FL, Daytona Beach, FL (Series
                   1997), 4.125% TANs (Barnett Bank, N.A. LOC), 4/15/1998                3,303,765

                   ----------------------------------------------------------------
  7,000,000        Highlands County, FL Health Facilities, (Series 1996A Accounts
                   Receivable) Weekly VRDNs (Adventist Health System)/(Capital
                   Markets Assurance Corp. INS)/(First National Bank of Chicago
                   LIQ)                                                                  7,000,000
                   ----------------------------------------------------------------
  5,000,000        Highlands County, FL Health Facilities, (Series 1996B Accounts
                   Receivable) Weekly VRDNs (Adventist Health System)/(Capital
                   Markets Assurance Corp. INS)/(Canadian Imperial Bank of
                   Commerce, Toronto LIQ)                                                5,000,000
                   ----------------------------------------------------------------
  5,800,000        Hillsborough County, FL Aviation Authority, Bond Anticipation
                   Commercial Paper Notes, 3.50% CP (Tampa International Airport)/
                   (National Westminster Bank, PLC, London LOC), Mandatory Tender
                   5/16/1997                                                             5,800,000
                   ----------------------------------------------------------------
  4,750,000        Hillsborough County, FL HFA, Single Family Mortgage Revenue
                   Bonds (Series 1997), 3.65% TOBs (AMBAC INV) 3/15/1998                 4,750,000
                   ----------------------------------------------------------------
  2,000,000        Hillsborough County, FL IDA Weekly VRDNs (Ringhager Equipment
                   Co.)/(Mellon Bank NA, Pittsburgh LOC)                                 2,000,000

                   ----------------------------------------------------------------

FLORIDA MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------


 PRINCIPAL

  AMOUNT                                                                                 VALUE

-----------        ----------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--CONTINUED

-----------------------------------------------------------------------------------
                   FLORIDA--CONTINUED

                   ----------------------------------------------------------------
$ 1,000,000        Hillsborough County, FL IDA, (Series 1988) Weekly VRDNs
                   (Florida Steel Corp.)/(Bankers Trust Co., New York LOC)            $  1,000,000
                   ----------------------------------------------------------------
  2,400,000        Hillsborough County, FL IDA, (Series 1992) Weekly VRDNs
                   (SIFCO Turbine Component Service)/(National City Bank,

                   Cleveland, OH LOC)                                                    2,400,000

                   ----------------------------------------------------------------
  1,400,000        Hillsborough County, FL IDA, IDRB's (Series 1996) Weekly VRDNs
                   (VIGO Importing Company Project)/(Barnett Bank, N.A. LOC)             1,400,000

                   ----------------------------------------------------------------
  1,445,000        Hillsborough County, FL IDA, Variable Rate Demand IRDB's (Series
                   1996) Weekly VRDNs (Trident Yacht Building Partnership Project)/
                   (First Union National Bank of Florida LOC)                            1,445,000
                   ----------------------------------------------------------------
  2,905,000        Jacksonville, FL HFDC, Health Facilities Revenue Bonds (Series
                   1994) Weekly VRDNs (River Garden/The Coves Project)/(First Union
                   National Bank, Charlotte, N.C. LOC)                                   2,905,000
                   ----------------------------------------------------------------
  1,900,000        Jacksonville, FL HFDC, Health Facilities Revenue Bonds (Series
                   1996) Weekly VRDNs (Jacksonville Faculty Practice Association
                   Project)/ (NationsBank, South LOC)                                    1,900,000
                   ----------------------------------------------------------------
  6,500,000        Jacksonville, FL IDA, IDRBs (series 1996) Weekly VRDNs

                   (Portion Pac, Inc.)/(Heinz (H.J.) Co. GTD)                            6,500,000
                   ----------------------------------------------------------------
  1,000,000        Jacksonville, FL Weekly VRDNs (Metal Sales)/(National City Bank,
                   Kentucky LOC)                                                         1,000,000
                   ----------------------------------------------------------------
  1,900,000        Jacksonville, FL, Hospital Revenue Bonds, 10.50% Bonds
                   (Methodist Hospital of Florida)/(United States Treasury PRF),
                   10/1/1997 (@102)                                                      1,988,029
                   ----------------------------------------------------------------
  3,900,000        Lake Shore, FL Hospital Authority, Health Facilities Revenue
                   Bonds (Series 1991) Weekly VRDNs (Lake Shore
                   Hospital)/(Kredietbank N.V., Brussels LOC)                            3,900,000
                   ----------------------------------------------------------------
  5,000,000        Lee County, FL HFA, Single Family Mortgage Revenue Bonds

                   (Series 1997A), 3.70% TOBs, Mandatory Tender 9/15/1997                5,000,000
                   ----------------------------------------------------------------
  2,680,000        Lee County, FL IDA, (Series 1985) Weekly VRDNs (Christian &
                   Missionary Alliance Foundation) /(Banque Paribas, Paris LOC)          2,680,000
                   ----------------------------------------------------------------

FLORIDA MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------


 PRINCIPAL

  AMOUNT                                                                                 VALUE

-----------        ----------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--CONTINUED

-----------------------------------------------------------------------------------
                   FLORIDA--CONTINUED

                   ----------------------------------------------------------------
$ 1,000,000        Lee County, FL IDA, IDRB (Series 1994) Weekly VRDNs
                   (Baader North America Corporation)/(Deutsche Bank, AG LOC)         $  1,000,000

                   ----------------------------------------------------------------
  5,710,000        Manatee County, FL HFA Weekly VRDNs (Carriage Club)/

                   (Mellon Bank NA, Pittsburgh LOC)                                      5,710,000

                   ----------------------------------------------------------------
  2,285,000        Manatee County, FL HFA, Multi-Family Mortgage Revenue Refunding
                   Bonds (Series 1989-A) Weekly VRDNs (Hampton/ McGuire
                   L.P.)/(Nationsbank, N.A., Charlotte LOC)                              2,285,000
                   ----------------------------------------------------------------
  3,500,000        Manatee County, FL, IDR Refunding Bonds (Series 1997) Weekly
                   VRDNs (CFI Manufacturing, Inc. Project)/(Barnett Bank, N.A. LOC)      3,500,000

                   ----------------------------------------------------------------
  1,000,000        Marion County, FL Health Facility Authority, Multifamily Revenue
                   Bonds (1985 Series F) Weekly VRDNs (Paddock Place Project)/
                   (SunTrust Bank, Atlanta LOC)                                          1,000,000
                   ----------------------------------------------------------------
  2,950,000        Marion County, FL IDA, IDRB (Series 1989) Weekly
                   VRDNs (Charter Springs Hospital, Inc.)/(Bankers Trust Co.,
                   New York LOC)                                                         2,950,000
                   ----------------------------------------------------------------
  2,400,000        Martin County, FL IDA, Tender Industrial Revenue Bonds (Series
                   1986) Weekly VRDNs (Tampa Farm Service, Inc. Project)/ (SunTrust
                   Banks, Inc. LOC)                                                      2,400,000
                   ----------------------------------------------------------------
  5,893,000        Orange County, FL HFA, (Series 1997A) Weekly VRDNs

                   (Regal Pointe Apartments Project)/(NationsBank, South LOC)            5,893,000
                   ----------------------------------------------------------------
 11,820,000    (b) Orange County, FL, Health Facilities Authority, CDC Municipal
                   Products Inc. (Series 96J), 3.60% TOBs (Pooled Hospital Loan
                   Program)/(MBIA INS)/(CDC Municipal Products, Inc. LIQ), Optional
                   Tender 5/30/1997                                                     11,820,000
                   ----------------------------------------------------------------
  9,455,000    (b) Orange County, FL, Health Facilities Authority, CDC Municipal
                   Products, Inc. Class A Certificates (Series 1996 D-1), 3.60%
                   TOBs (FGIC INS)/(CDC Municipal Products, Inc. LIQ), Mandatory
                   Tender 5/30/1997                                                      9,455,000
                   ----------------------------------------------------------------
  2,770,000        Palm Beach County, FL IDA Weekly VRDNs (Palm Beach Jewish

                   Community Campus)/(SunTrust Bank, Central Florida LOC)                2,770,000
                   ----------------------------------------------------------------

FLORIDA MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------


 PRINCIPAL

  AMOUNT                                                                                 VALUE

-----------        ----------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--CONTINUED

-----------------------------------------------------------------------------------
                   FLORIDA--CONTINUED

                   ----------------------------------------------------------------
$ 2,300,000        Palm Beach County, FL, Revenue Bonds, (Series 1995) Weekly VRDNs
                   (Norton Gallery and School of Art, Inc. Project)/
                   (Northern Trust Co., Chicago, IL LOC)                              $  2,300,000
                   ----------------------------------------------------------------
  5,500,000        Pasco County, FL School Board, Variable Rate Certificates Weekly
                   VRDNs (AMBAC INS)                                                     5,500,000
                   ----------------------------------------------------------------
  3,500,000        Pinellas County Industry Council, FL, IDRB (Series 1994) Weekly
                   VRDNs (Genca Corporation Project)/(PNC Bank, Ohio, N.A. LOC)          3,500,000

                   ----------------------------------------------------------------
  2,723,000        Pinellas County Industry Council, FL, IDRB (Series 1995) Weekly
                   VRDNs (ATR International Inc., Project)/(First Union National
                   Bank of Florida LOC)                                                  2,723,000
                   ----------------------------------------------------------------
  3,380,000        Pinellas County, FL HFA, Single Family Mortgage Revenue Bonds
                   (Series 1997 B), 3.80% TOBs (Westdeutsche Landesbank
                   Girozentrale INV), Mandatory Tender 2/1/1998                          3,380,000
                   ----------------------------------------------------------------
  3,200,000    (b) Pinellas County, FL Health Facility Authority, SFM Revenue Bonds
                   (Series PA-92) Weekly VRDNs (GNMA COL)/(Merrill Lynch Capital
                   Services, Inc. LIQ)                                                   3,200,000
                   ----------------------------------------------------------------
  5,525,000        Polk County, FL IDA, PCR Refunding Bonds Weekly VRDNs

                   (IMC Fertilizer, Inc. Project)/(Rabobank Nederland, Utrecht LOC)      5,525,000

                   ----------------------------------------------------------------
  1,000,000        Polk County, FL IDA, Variable Rate Demand IDRB's (Series 1996)
                   Weekly VRDNs (Ytong Florida, Ltd. Project)/(First Union National
                   Bank of Florida LOC)                                                  1,000,000
                   ----------------------------------------------------------------
 12,700,000        Putnam County, FL Development Authority, (Series 1984D), 3.45%
                   TOBs (Seminole Electric Cooperative, Inc (FL))/(National Rural
                   Utilities Cooperative Finance Corp. GTD), Optional Tender
                   6/15/1997                                                            12,700,000
                   ----------------------------------------------------------------
  8,085,000        Putnam County, FL Development Authority, Floating/Fixed Rate
                   Poll Control Revenue Bonds (Pooled Series 1984 H-4), 3.55% TOBs
                   (Seminole Electric Cooperative, Inc (FL))/(National Rural
                   Utilities Cooperative Finance Corp. LOC), Optional Tender
                   9/15/1997                                                             8,085,000
                   ----------------------------------------------------------------
  4,065,000        Putnam County, FL Development Authority, PCR Bonds (Pooled
                   Series 1984S) Weekly VRDNs (Seminole Electric Cooperative, Inc
                   (FL))/(National Rural Utilities Cooperative Finance Corp. LOC)        4,065,000
                   ----------------------------------------------------------------

FLORIDA MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------


 PRINCIPAL

  AMOUNT                                                                                 VALUE

-----------        ----------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--CONTINUED

-----------------------------------------------------------------------------------
                   FLORIDA--CONTINUED

                   ----------------------------------------------------------------
$ 2,280,000        Sarasota County, FL IDRB, (Series 1994) Monthly VRDNs
                   (Resource Recovery Systems of Sarasota Project)/(Fleet National
                   Bank, Providence, R.I. LOC), 6/1/1997                              $  2,280,000
                   ----------------------------------------------------------------
  3,000,000        Sarasota County, FL Public Hospital District, Series 1993A,
                   3.65% CP (Sarasota Memorial Hospital), Mandatory Tender
                   5/16/1997                                                             3,000,000
                   ----------------------------------------------------------------
 13,000,000        Sarasota County, FL Public Hospital District, Variable Rate
                   Demand Hospital Revenue Bonds (Series 1996A), 3.65% CP (Sarasota
                   Memorial Hospital)/(SunTrust Bank, Central Florida LIQ),
                   Mandatory Tender 5/22/1997                                           13,000,000
                   ----------------------------------------------------------------
  3,500,000        Sarasota County, FL Public Hospital District, Variable Rate
                   Demand Hospital Revenue Bonds (Series 1996A), 3.80% CP (Sarasota
                   Memorial Hospital)/(SunTrust Bank, Central Florida LIQ),
                   Mandatory Tender 8/21/1997                                            3,500,000
                   ----------------------------------------------------------------
  4,115,000        Sarasota, FL, Educational Facilities Revenue Bonds (Series 1996)
                   Weekly VRDNs (Ringling School of Art and Design, Inc.)/
                   (SunTrust Bank, Central Florida LOC)                                  4,115,000
                   ----------------------------------------------------------------
  4,400,000        Seminole County, FL Health Facility Authority IDA,
                   (Series 1991) Weekly VRDNs (Florida Living Nursing Center)/
                   (Barnett Bank, N.A. LOC)                                              4,400,000
                   ----------------------------------------------------------------
  7,595,000        St. Lucie County, FL, IDR Bonds (Series 1985) Weekly VRDNs
                   (Savannahs Hospital)/(NationsBank, South LOC)                         7,595,000

                   ----------------------------------------------------------------
  1,300,000        Sumter County, FL IDA Weekly VRDNs (Great Southern Wood of

                   Florida)/(SouthTrust Bank of Alabama, Birmingham LOC)                 1,300,000
                   ----------------------------------------------------------------
  4,500,000        Suwannee County, FL, Health Facilities Revenue Bonds (Series
                   1996) Weekly VRDNs (Shands Teaching Hospital and Clinics, Inc.)/
                   (MBIA INS)/(SunTrust Bank, Central Florida LIQ)                       4,500,000
                   ----------------------------------------------------------------
 13,500,000    (b) TEB Municipal Trust I, Class A Floating Rate Receipts Weekly
                   VRDNs (Uniforet Inc.)/(Bank One, Columbus, N.A. LOC)                 13,500,000

                   ----------------------------------------------------------------
  3,300,000        Tamarac, FL, IDRB (Series 1995) Weekly VRDNs (Arch Aluminum &
                   Glass Co., Inc. Project)/(Mellon Bank NA, Pittsburgh LOC)             3,300,000

                   ----------------------------------------------------------------
  6,000,000        Titusville, FL, Multi-Purpose Revenue Bonds, Installment 1995A
                   Weekly VRDNs (Banque Paribas, Paris LOC)                              6,000,000

                   ----------------------------------------------------------------

FLORIDA MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------


 PRINCIPAL

  AMOUNT                                                                                 VALUE

-----------        ----------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--CONTINUED

-----------------------------------------------------------------------------------
                   FLORIDA--CONTINUED

                   ----------------------------------------------------------------
$ 2,060,000        Volusia County, FL Health Facilities Authority, (Series 1994A)
                   Monthly VRDNs (Southwest Volusia Healthcare Corp.)/
                   (First Union National Bank, Charlotte, N.C. LOC)                   $  2,060,000
                   ----------------------------------------------------------------
  1,575,000        Volusia County, FL IDA Weekly VRDNs (Crane Cams)/

                   (Wells Fargo Bank, Arizona LOC)                                       1,575,000

                   ----------------------------------------------------------------
  2,800,000        Wakulla County, FL IDA Weekly VRDNs (Winco Utilities, Inc.

                   Project)/(Barnett Bank, N.A. LOC)                                     2,800,000

                   ----------------------------------------------------------------   ------------
                   Total                                                               366,887,152

                   ----------------------------------------------------------------   ------------
                   ALABAMA--3.5%

                   ----------------------------------------------------------------
  2,400,000        Alabama State IDA, Revenue Bonds Weekly VRDNs (Southern Bag
                   Corporation, Ltd.)/(SouthTrust Bank of Alabama, Birmingham LOC)       2,400,000

                   ----------------------------------------------------------------
  1,570,000        Geneva County, AL IDB, Adjustable Fixed Rate IDRB's
                   (Series 1996) Weekly VRDNs (Brooks AG Co., Inc.)/(Regions Bank,
                   Alabama LOC)                                                          1,570,000
                   ----------------------------------------------------------------
  7,075,000        St. Clair County, AL IDB, (Series 1993) Weekly VRDNs (Ebsco
                   Industries, Inc.)/(National Australia Bank, Ltd., Melbourne LOC)      7,075,000

                   ----------------------------------------------------------------
  5,000,000        Sumter County, AL IDA, Industrial Revenue Bonds (Series 1995A)
                   Weekly VRDNs (Fulghum Fibres Project (AL)/(Regions Bank, Alabama
                   LOC)                                                                  5,000,000
                   ----------------------------------------------------------------
  2,200,000        Tuscaloosa County, AL IDA, 1995 Series A Weekly VRDNs
                   (Tuscaloosa Steel Corporation)/(Bayerische Landesbank

                   Girozentrale LOC)                                                     2,200,000

                   ----------------------------------------------------------------   ------------
                   Total                                                                18,245,000

                   ----------------------------------------------------------------   ------------
                   COLORADO--0.6%

                   ----------------------------------------------------------------
  3,000,000        Denver (City & County), CO, Airport System Subordinate Revenue
                   Bonds (Series 1990E), 3.60% CP (Sanwa Bank Ltd, Osaka LOC),
                   Mandatory Tender 5/22/1997                                            3,000,000
                   ----------------------------------------------------------------   ------------
                   GEORGIA--1.3%

                   ----------------------------------------------------------------
  4,995,000        Bartow County School District, GA, (Series 1997), 4.00% TANs,
                   12/31/1997                                                            5,004,669
                   ----------------------------------------------------------------

FLORIDA MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------


 PRINCIPAL

  AMOUNT                                                                                 VALUE

-----------        ----------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--CONTINUED

-----------------------------------------------------------------------------------
                   GEORGIA--CONTINUED

                   ----------------------------------------------------------------
$ 1,500,000        Savannah, GA EDA, (Series 1995A) Weekly VRDNs

                   (Home Depot, Inc.)                                                 $  1,500,000
                   ----------------------------------------------------------------   ------------
                   Total                                                                 6,504,669

                   ----------------------------------------------------------------   ------------
                   INDIANA--0.4%

                   ----------------------------------------------------------------
  2,330,000        Penn Harris Madison, IN ISD, Temporary Loan Time Warrants, 4.10%
                   TANs, 12/31/1997                                                      2,336,045
                   ----------------------------------------------------------------   ------------
                   MARYLAND--2.5%

                   ----------------------------------------------------------------
  3,500,000        Anne Arundel County, MD, Economic Development Revenue Bonds
                   (Series 1996) Weekly VRDNs (Atlas Container Corporation
                   Project)/ (Mellon Bank NA, Pittsburgh LOC)                            3,500,000
                   ----------------------------------------------------------------
  1,375,000        Baltimore County, MD IDA, (Series 1994A) Weekly VRDNs (Pitts
                   Realty Limited Partnership)/(PNC Bank, NA, Delaware LOC)              1,375,000
                   ----------------------------------------------------------------
  1,000,000        Baltimore County, MD, Revenue Bonds (1994 Issue) Weekly VRDNs
                   (Direct Marketing Associates, Inc. Facility)/(First National
                   Bank of Maryland, Baltimore LOC)                                      1,000,000
                   ----------------------------------------------------------------
  2,185,000        Maryland State Community Development Administration, (Series
                   1990A) Weekly VRDNs (College Estates)/(First National Bank of
                   Maryland, Baltimore LOC)                                              2,185,000
                   ----------------------------------------------------------------
  1,500,000        Maryland State Energy Financing Administration, IDRB (Series
                   1988) Weekly VRDNs (Morningstar Foods, Inc.)/(Nationsbank of
                   Texas, N.A. LOC)                                                      1,500,000
                   ----------------------------------------------------------------
  1,000,000        Maryland State Energy Financing Administration, Limited
                   Obligation Variable Rate Demand Revenue Bonds (Series 1996)
                   Weekly VRDNs (Keywell L.L.C.)/(Bank of America Illinois LOC)          1,000,000
                   ----------------------------------------------------------------
  1,800,000        Maryland State IDFA, Economic Development Revenue Refunding
                   Bonds (Series 1994) Weekly VRDNs (Johnson Controls, Inc.)             1,800,000
                   ----------------------------------------------------------------
    500,000        Wicomico County, MD, EDRB (Series 1994) Weekly VRDNs

                   (Field Container Co. L.P.)/(Northern Trust Co., Chicago, IL LOC)        500,000

                   ----------------------------------------------------------------   ------------
                   Total                                                                12,860,000

                   ----------------------------------------------------------------   ------------

FLORIDA MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------


 PRINCIPAL

  AMOUNT                                                                                 VALUE

-----------        ----------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--CONTINUED

-----------------------------------------------------------------------------------
                   MICHIGAN--2.9%

                   ----------------------------------------------------------------
$   925,000        Michigan Strategic Fund, Limited Obligation Revenue Bonds
                   (Series 1995) Weekly VRDNs (Rowe Thomas Company Project)/
                   (Comerica Bank, Detroit, MI LOC)                                   $    925,000
                   ----------------------------------------------------------------
    860,000        Michigan Strategic Fund, Limited Obligation Revenue Bonds
                   (Series 1995) Weekly VRDNs (Bear Lake Associates Project)/
                   (Old Kent Bank & Trust Co., Grand Rapids LOC)                           860,000
                   ----------------------------------------------------------------
  7,500,000        Michigan Strategic Fund, Limited Obligation Revenue Bonds
                   (Series 1995) Weekly VRDNs (United Waste Systems, Inc.)/
                   (Bank of America Illinois LOC)                                        7,500,000
                   ----------------------------------------------------------------
  1,900,000        Michigan Strategic Fund, Limited Obligation Revenue Bonds
                   (Series 1996) Weekly VRDNs (AVL North America, Inc. Project)/
                   (NBD Bank, Michigan LOC)                                              1,900,000
                   ----------------------------------------------------------------
  1,790,000        Michigan Strategic Fund, Limited Obligation Revenue Bonds
                   Weekly VRDNs (Hess Industries, Inc.)/(Norwest Bank Minnesota,
                   Minneapolis LOC)                                                      1,790,000
                   ----------------------------------------------------------------
  2,200,000        Wayne County, MI , Airport Revenue Refunding Bonds (Series
                   1996A) Weekly VRDNs (Detroit Metropolitan Wayne County
                   Airport)/(Bayerische Landesbank Girozentrale LOC)                     2,200,000
                   ----------------------------------------------------------------   ------------
                   Total                                                                15,175,000

                   ----------------------------------------------------------------   ------------
                   MINNESOTA--2.1%

                   ----------------------------------------------------------------
  2,955,000        Byron, MN IDB Weekly VRDNs (Schmidt Printing)/(Norwest Bank
                   Minnesota, Minneapolis LOC)                                           2,955,000
                   ----------------------------------------------------------------
  6,000,000        Lino Lakes, MN, Variable Rate Demand IDRB's (Series 1997)
                   Weekly VRDNs (Taylor Corp.)/(Norwest Bank Minnesota,
                   Minneapolis LOC)                                                      6,000,000
                   ----------------------------------------------------------------
  2,000,000        Rochester, MN Health Care Facility Authority Weekly VRDNs

                   (Mayo Foundation)                                                     2,000,000

                   ----------------------------------------------------------------   ------------
                   Total                                                                10,955,000

                   ----------------------------------------------------------------   ------------

FLORIDA MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------


 PRINCIPAL

  AMOUNT                                                                                 VALUE

-----------        ----------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--CONTINUED

-----------------------------------------------------------------------------------
                   NEW YORK--0.6%

                   ----------------------------------------------------------------
$ 3,200,000    (b) VRDC/IVRC Trust, (Series 1992A) Weekly VRDNs (New York City
                   Municipal Water Finance Authority)/(MBIA INS)/(Hong Kong &
                   Shanghai Banking Corp. LIQ)                                        $  3,200,000
                   ----------------------------------------------------------------   ------------
                   NORTH CAROLINA--1.0%

                   ----------------------------------------------------------------
  5,284,100        Duplin County, NC Water District, (Series F), 3.635% BANs,
                   8/6/1997                                                              5,285,950

                   ----------------------------------------------------------------   ------------
                   NORTH DAKOTA--0.2%

                   ----------------------------------------------------------------
  1,000,000        Fargo, ND, Variable Rate Demand IDRB's (Series 1997) Weekly
                   VRDNs (Owen Industries, Inc.)/(Mellon Bank NA, Pittsburgh LOC)        1,000,000

                   ----------------------------------------------------------------   ------------
                   OHIO--7.6%

                   ----------------------------------------------------------------
  6,500,000        Dayton, OH, Airport Improvement (Series 1996), 3.80% BANs,

                   12/16/1997                                                            6,506,323

                   ----------------------------------------------------------------
  8,000,000        Lorain Port Authority, OH, IDRB (Series 1996) Weekly VRDNs
                   (Brush Wellman, Inc.)/(National City Bank, Cleveland, OH LOC)         8,000,000

                   ----------------------------------------------------------------
 15,000,000        Ohio HFA, (Series 1997 A-1), 3.55% TOBs, Mandatory Tender
                   9/1/1997                                                             15,000,000

                   ----------------------------------------------------------------
  3,000,000        Ohio State Public Facilities Commission, 4.25% Higher Ed Capital
                   Facilities Revenue Bonds, (AMBAC INS), 12/1/1997                      3,007,550

                   ----------------------------------------------------------------
  3,000,000        Ohio State Water Development Authority, Ohio PCR Bonds (Series
                   1989) Weekly VRDNs (Duquesne Light Power Co.)/ (Barclays Bank
                   PLC, London LOC)                                                      3,000,000
                   ----------------------------------------------------------------
  4,000,000        Toledo-Lucas County, OH Port Authority, Airport Development
                   Revenue Bonds (Series 1996-1) Weekly VRDNs (Burlington Air
                   Express, Inc.)/(ABN AMRO Bank N.V., Amsterdam LOC)                    4,000,000
                   ----------------------------------------------------------------   ------------
                   Total                                                                39,513,873

                   ----------------------------------------------------------------   ------------
                   RHODE ISLAND--0.9%

                   ----------------------------------------------------------------
  4,900,000        Rhode Island Housing & Mortgage Finance Corp., Homeownership
                   Opportunity Bonds (Series 22-B), 3.70% TOBs, Mandatory Tender
                   12/1/1997                                                             4,900,000
                   ----------------------------------------------------------------   ------------

FLORIDA MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------


 PRINCIPAL

  AMOUNT                                                                                 VALUE

-----------        ----------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--CONTINUED

-----------------------------------------------------------------------------------
                   TENNESSEE--0.3%

                   ----------------------------------------------------------------
$ 1,550,000        Chattanooga, TN IDB, Revenue Bonds (Series 1997) Weekly VRDNs
                   (TB Wood's Inc. Project)/(PNC Bank, N.A. LOC)                      $  1,550,000
                   ----------------------------------------------------------------   ------------
                   TEXAS--3.3%

                   ----------------------------------------------------------------
  2,100,000        Angelina and Neches River Authority, Texas, Solid Waste Disposal
                   Revenue Bonds (Series 1993), 3.85% CP (Temple-Eastex Inc.
                   Project)/(Temple-Inland, Inc. GTD), Mandatory Tender 6/13/1997        2,100,000
                   ----------------------------------------------------------------
 15,000,000        Harris County, TX HFDC, (Series 1993), 3.75% CP (Sisters of
                   Charity of The Incarnate Word)/(Credit Suisse, Zurich LIQ),
                   Mandatory Tender 6/30/1997                                           15,000,000
                   ----------------------------------------------------------------   ------------
                   Total                                                                17,100,000

                   ----------------------------------------------------------------   ------------
                   VIRGINIA--1.7%

                   ----------------------------------------------------------------
  8,800,000        Alexandria, VA Redevelopment and Housing Authority Weekly VRDNs
                   (Crystal City Apartments)/(Safeco Insurance Co. of America
                   INS)/(Barclays Bank PLC, London LIQ)                                  8,800,000
                   ----------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                           $517,312,689

                   ----------------------------------------------------------------   ------------

 Securities that are subject to Alternative Minimum Tax represent
 49.2% of the portfolio as calculated based upon total portfolio market value.

FLORIDA MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------

(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSRO's") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Ratings Group, MIG-1, or MIG-2 by Moody's Investors Service, Inc. or F-1+, F-1 and F-2 by Fitch Investors Service, Inc. are considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSRO's in different rating categories should be identified as a First or Second Tier security. At April 30, 1997, the portfolio securities were rated as follows:

    Tier Rating Percentage Based on Total Market Value (unaudited)


     FIRST TIER       SECOND TIER

    -------------    --------------
        99.59%             .41%


(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At April 30, 1997, these securities amounted to $66,785,000 which represents 12.8% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($519,808,343) at April 30, 1997.

FLORIDA MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:


AMBAC  -- American Municipal Bond Assurance
          Corporation

BANs   -- Bond Anticipation Notes
COL    -- Collateralized
CP     -- Commercial Paper
EDRB   -- Economic Development Revenue

          Bonds

EDA    -- Economic Development Authority
FGIC   -- Financial Guaranty Insurance

          Company

GNMA   -- Government National Mortgage
          Association

GTD    -- Guaranty
HFA    -- Housing Finance Authority
HFDC   -- Health Facility Development

          Corporation

IDA    -- Industrial Development Authority
IDB    -- Industrial Development Bond
IDR    -- Industrial Development Revenue
IDRB   -- Industrial Development Revenue

          Bond

IDFA   -- Industrial Development Finance
          Authority

INS -- Insured INV -- Investment Agreement ISD -- Independent School
District LIQ -- Liquidity Agreement LOC -- Letter of Credit MBIA --
Municipal Bond Investors

          Assurance PCR -- Pollution Control Revenue PLC -- Public
Limited Company PRF -- Prerefunded SFM -- Single Family Mortgage TANs
-- Tax Anticipation Notes TOBs -- Tender Option Bonds VRDNs --
Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

FLORIDA MUNICIPAL CASH TRUST

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------



ASSETS:

-------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                       $517,312,689
-------------------------------------------------------------------------------
Income receivable                                                                     4,009,231

-------------------------------------------------------------------------------
Deferred expenses                                                                        15,764

-------------------------------------------------------------------------------    ------------
     Total assets                                                                   521,337,684

-------------------------------------------------------------------------------
LIABILITIES:

-------------------------------------------------------------------------------
Income distribution payable                                            $986,867

--------------------------------------------------------------------
Payable to bank                                                         408,565

--------------------------------------------------------------------
Accrued expenses                                                        133,909

--------------------------------------------------------------------   --------
     Total liabilities                                                                1,529,341

-------------------------------------------------------------------------------    ------------
NET ASSETS FOR 519,808,343 shares outstanding                                      $519,808,343
-------------------------------------------------------------------------------    ------------
NET ASSET VALUE OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

-------------------------------------------------------------------------------
INSTITUTIONAL SHARES:

-------------------------------------------------------------------------------
$429,906,924 / 429,906,924 shares outstanding                                             $1.00
-------------------------------------------------------------------------------    ------------
CASH II SHARES:

-------------------------------------------------------------------------------
$89,901,419 / 89,901,419 shares outstanding                                               $1.00
-------------------------------------------------------------------------------    ------------

(See Notes which are an integral part of the Financial Statements)

FLORIDA MUNICIPAL CASH TRUST

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------


INVESTMENT INCOME:

-----------------------------------------------------------------------------------
Interest                                                                               $11,071,599

-----------------------------------------------------------------------------------
EXPENSES:

-----------------------------------------------------------------------------------
Investment advisory fee                                                 $ 1,244,521
--------------------------------------------------------------------
Administrative personnel and services fee                                   234,927

--------------------------------------------------------------------
Custodian fees                                                               44,398

--------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                     36,852
--------------------------------------------------------------------
Directors'/Trustees' fees                                                     2,408

--------------------------------------------------------------------
Auditing fees                                                                 6,561

--------------------------------------------------------------------
Legal fees                                                                    6,428

--------------------------------------------------------------------
Portfolio accounting fees                                                    67,398

--------------------------------------------------------------------
Distribution services fee-Cash II Shares                                    130,847

--------------------------------------------------------------------
Shareholder services fee-Institutional Shares                               646,979

--------------------------------------------------------------------
Shareholder services fee-Cash II Shares                                     130,847

--------------------------------------------------------------------
Share registration costs                                                     15,817

--------------------------------------------------------------------
Printing and postage                                                         14,689

--------------------------------------------------------------------
Insurance premiums                                                            3,067

--------------------------------------------------------------------
Miscellaneous                                                                 3,009

--------------------------------------------------------------------    -----------
     Total expenses                                                       2,588,748

--------------------------------------------------------------------
Waivers--

--------------------------------------------------------------------
  Waiver of investment advisory fee                        $(685,786)

--------------------------------------------------------
  Waiver of distribution services fee-Cash II Shares         (26,597)

--------------------------------------------------------
  Waiver of shareholder services fee-Institutional
     Shares                                                 (155,275)

--------------------------------------------------------   ---------
     Total waivers                                                         (867,658)

--------------------------------------------------------------------    -----------
          Net expenses                                                                   1,721,090

-----------------------------------------------------------------------------------    -----------
               Net investment income                                                   $ 9,350,509
-----------------------------------------------------------------------------------    -----------

(See Notes which are an integral part of the Financial Statements)

FLORIDA MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                         SIX MONTHS ENDED
                                                           (UNAUDITED)         YEAR ENDED

                                                          APRIL 30, 1997    OCTOBER 31, 1996

                                                         ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:

------------------------------------------------------
OPERATIONS--

------------------------------------------------------
Net investment income                                    $     9,350,509     $    12,310,459
------------------------------------------------------   ---------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS--

------------------------------------------------------
Distributions from net investment income:

------------------------------------------------------
  Institutional Shares                                        (7,882,884)        (10,917,907)
------------------------------------------------------
  Cash II Shares                                              (1,467,625)         (1,392,552)
------------------------------------------------------   ---------------    -----------------
     Change in net assets resulting from distributions

     to shareholders                                          (9,350,509)        (12,310,459)
------------------------------------------------------   ---------------    -----------------
SHARE TRANSACTIONS--

------------------------------------------------------
Proceeds from sale of shares                               1,231,978,240       2,270,320,962
------------------------------------------------------
Net asset value of shares issued to shareholders in

payment of distributions declared                              5,689,529           6,801,443
------------------------------------------------------
Cost of shares redeemed                                   (1,250,676,071)     (1,897,652,278)
------------------------------------------------------   ---------------    -----------------
     Change in net assets resulting from share

       transactions                                          (13,008,302)        379,470,127
------------------------------------------------------   ---------------    -----------------
          Change in net assets                               (13,008,302)        379,470,127
------------------------------------------------------
NET ASSETS:

------------------------------------------------------
Beginning of period                                          532,816,645         153,346,518
------------------------------------------------------   ---------------    -----------------
End of period                                            $   519,808,343     $   532,816,645
------------------------------------------------------   ---------------    -----------------

(See Notes which are an integral part of the Financial Statements)

FLORIDA MUNICIPAL CASH TRUST

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                  SIX MONTHS

                                                     ENDED

                                                  (UNAUDITED)         YEAR ENDED OCTOBER 31,

                                                   APRIL 30,     ---------------------------------
                                                     1997          1996        1995       1994(A)

                                                  -----------    --------    --------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD                   $1.00        $1.00       $1.00      $1.000
-----------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

-----------------------------------------------
  Net investment income                                 0.02         0.03        0.04       0.004
-----------------------------------------------
LESS DISTRIBUTIONS

-----------------------------------------------
  Distributions from net investment income             (0.02)       (0.03)      (0.04)     (0.004)
-----------------------------------------------       ------        -----       -----    ---------
NET ASSET VALUE, END OF PERIOD                         $1.00        $1.00       $1.00      $1.000
-----------------------------------------------       ------        -----       -----    ---------
TOTAL RETURN(B)                                         1.52%        3.20%       3.60%       0.35%
-----------------------------------------------
RATIOS TO AVERAGE NET ASSETS

-----------------------------------------------
  Expenses                                              0.51%*       0.49%       0.45%       0.28% *
-----------------------------------------------
  Net investment income                                 3.05%*       3.17%       3.58%       3.28% *
-----------------------------------------------
  Expense waiver/reimbursement(c)                       0.28%*       0.34%       0.42%       1.03% *
-----------------------------------------------
SUPPLEMENTAL DATA

-----------------------------------------------
  Net assets, end of period (000 omitted)          $ 429,907     $500,993    $153,347    $ 53,966
-----------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from September 21, 1994 (date of initial public investment) to October 31, 1994. For the period from September 12, 1994 (start of business) to September 21, 1994, the fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FLORIDA MUNICIPAL CASH TRUST

FINANCIAL HIGHLIGHTS--CASH II SHARES

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                           SIX MONTHS

                                                              ENDED

                                                           (UNAUDITED)          PERIOD ENDED
                                                         APRIL 30, 1997      OCTOBER 31, 1996(A)

                                                         ---------------    ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.00                 $1.00
------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

------------------------------------------------------
  Net investment income                                         0.01                  0.03
------------------------------------------------------
LESS DISTRIBUTIONS

------------------------------------------------------
  Distributions from net investment income                     (0.01)                (0.03)
------------------------------------------------------    ----------         -------------
NET ASSET VALUE, END OF PERIOD                                 $1.00                 $1.00
------------------------------------------------------    ----------         -------------
TOTAL RETURN(B)                                                 1.39%                 2.80%
------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

------------------------------------------------------
  Expenses                                                      0.77%*                0.65%*
------------------------------------------------------
  Net investment income                                         2.80%*                3.07%*
------------------------------------------------------
  Expense waiver/reimbursement(c)                               0.27%*                0.43%*
------------------------------------------------------
SUPPLEMENTAL DATA

------------------------------------------------------
  Net assets, end of period (000 omitted)                    $89,901               $31,824
------------------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from November 27, 1995 (date of initial public investment) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements).

FLORIDA MUNICIPAL CASH TRUST

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

1.  ORGANIZATION

Federated Municipal Cash Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Florida Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Cash II Shares. The investment objective of the Fund is current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its shares to be exempt from the Florida intangibles tax.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted

FLORIDA MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------

     securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

     Additional information on each restricted security held at April 30, 1997 is as follows:


                                                               ACQUISITION         ACQUISITION

                         SECURITY                                  DATE                COST

    ---------------------------------------------------   ----------------------   ------------
    Clipper Florida Tax-Exempt Trust, Class A,
    Certificates of Participation, Series 1996-3B          6/14/1996-6/19/1996     $14,190,000

    Escambia County, FL HFA, P-Floats PA-129 Weekly

    VRDNs                                                       12/3/1996          $ 2,000,000

    Florida HFA, Homeowner Mortgage, Revenue Bonds

    PT-88 (Series 1996-3)                                       9/27/1996          $ 6,920,000

    Florida State Department of Transportation, (Series

    1996-3)                                                     7/23/1996          $ 2,500,000

    Orange County, FL, Health Facilities Authority, CDC

    Municipal Products Inc. (Series 96J)                         12/12/96          $11,820,000

    Orange County, FL, Health Facilities Authority, CDC
    Municipal Products, Inc. Class A Certificates

    (Series 1996 D-1)                                             3/4/97           $ 9,455,000

    Pinellas County, FL Health Facility Authority, SFM

    Revenue Bonds (Series PA-92)                                 3/3/1995          $ 3,200,000

    TEB Municipal Trust I, Class A Floating Rate

    Receipts                                                    8/27/1996          $13,500,000

    VRDC/IVRC Trust, (Series 1992A) Weekly VRDNs (New

    York City Municipal Water Finance Authority)                 2/11/97           $ 3,200,000

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

FLORIDA MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------

3.  SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1997, capital paid-in aggregated $519,808,343.

Transactions in shares were as follows:


                                                               SIX MONTHS         YEAR ENDED
                                                                 ENDED            OCTOBER 31,

                   INSTITUTIONAL SHARES                      APRIL 30, 1997          1996
----------------------------------------------------------   --------------     ---------------
Shares sold                                                     974,031,054       1,967,231,853

----------------------------------------------------------
Shares issued to shareholders in payment of distributions

declared                                                          5,688,552           6,801,419
----------------------------------------------------------
Shares redeemed                                              (1,050,805,587)     (1,626,386,885)
----------------------------------------------------------   --------------     ---------------
  Net change resulting from Institutional Share

  transactions                                                  (71,085,981)        347,646,387
----------------------------------------------------------   --------------     ---------------


                                                               SIX MONTHS         YEAR ENDED
                                                                 ENDED            OCTOBER 31,

                      CASH II SHARES                         APRIL 30, 1997          1996
----------------------------------------------------------   --------------     ---------------
Shares sold                                                     257,947,186         303,089,109

----------------------------------------------------------
Shares issued to shareholders in payment of distributions

declared                                                                977                  24
----------------------------------------------------------
Shares redeemed                                                (199,870,484)       (271,265,393)
----------------------------------------------------------   --------------     ---------------
  Net change resulting from Cash II Share transactions           58,077,679          31,823,740
----------------------------------------------------------   --------------     ---------------
     Net change resulting from Share transactions               (13,008,302)        379,470,127
----------------------------------------------------------   --------------     ---------------

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets.The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

     ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the

FLORIDA MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------

     Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

     DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Shares and Cash II Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.


                                    PERCENTAGE OF AVERAGE

        SHARE CLASS NAME          DAILY NET ASSETS OF CLASS

    ------------------------     ----------------------------
    Institutional Shares                     0.25%
    Cash II Shares                           0.25%


     The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

     For the period ending April 30, 1997, Institutional Shares did not incur a distribution services fee.

     SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

     TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

     PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     ORGANIZATIONAL EXPENSES--Organizational expenses of $15,374 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five year period following effective date. For the period ended April 30, 1997, the Fund paid $1,580 pursuant to this agreement.

     INTERFUND TRANSACTIONS--During the period ended April 30, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $961,380,000 and $1,040,310,000, respectively.

FLORIDA MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------

     GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5.   CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1997, 72.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 4.4% of total investments.


TRUSTEES                                        OFFICERS

---------------------------------------------------------------------------------------------
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                Chairman
John T. Conroy, Jr.                             Glen R. Johnson
William J. Copeland                             President
James E. Dowd                                   J. Christopher Donahue
Lawrence D. Ellis, M.D.                         Executive Vice President
Edward L. Flaherty, Jr.                         Edward C. Gonzales
Glen R. Johnson                                 Executive Vice President
Peter E. Madden                                 John W. McGonigle
Gregor F. Meyer                                 Executive Vice President,
John E. Murray, Jr.                             Treasurer, and Secretary
Wesley W. Posvar                                Richard B. Fisher
Marjorie P. Smuts                               Vice President
                                                S. Elliott Cohan

                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of New York Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1996, through April 30, 1997. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Service Shares and Cash II Shares.

The fund is a convenient way to put your ready cash to work pursuing double- or triple-tax-free income -- free from federal regular income tax, New York state income tax, AND New York City local income tax* -- through a portfolio concentrated in high-quality, short-term New York municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double- or triple-tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the fund paid tax-free dividends totaling $0.02 per share for Institutional Service Shares and $0.01 per share for Cash II Shares. The fund's total net assets stood at $429.5 million at the end of the reporting period.

Thank you for relying on New York Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1997

* Income may be subject to the federal alternative minimum tax.

** Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S.

   government.

INVESTMENT REVIEW

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Vice

President, Federated Management

Q Can you comment on the economy and the interest rate environment during the six month reporting period?

A Although it did not occur until near the end of the fund's semi-annual reporting period, the Federal Reserve Board (the "Fed") brought about the first change in monetary policy in over a year. On March 25, 1997, the Fed, in the face of stronger than expected demand, voted to raise the federal funds target rate from 5.25% to 5.50%. The move was viewed as being pre-emptive against the threat of future inflationary pressures possibly brought about by tight labor market conditions. Until that point, movements in interest rates reflected shifting market sentiment about the need for the Fed to move to a more restrictive policy. As the reporting period began in November 1996, the economy had been showing signs of slowing, thereby allaying the market's fears about inflation. Then, in December, the market's uneasiness was once more ignited as a string of economic statistics showed stronger growth and Fed Chairman Alan Greenspan made cautionary statements regarding inflation and "irrational exuberance" in the equity market. With inflation still appearing to be benign, the market tolerated a steady pace of growth into early 1997. However, Chairman Greenspan's Humphrey-Hawkins testimony before Congress in late February marked a turning point for the short-term money markets -- indeed the bond and equity markets as well -- as his relatively hawkish statements revealed fears at the Fed that the transitory factors that had been keeping inflation under control in the face of fairly robust growth may be coming to an end. This statement by the Fed caused a sharp reversal in interest rate movement and the market's perception about future Fed policy. The ensuing weeks brought continued evidence of persistent strength, and culminated in the Fed's action at the Federal Open Market Committee in late March.

  For the first three months of the reporting period, short-term interest rates traded in a relatively narrow range as the continued friendly inflation picture provided some comfort to market participants. The yield on the six-month Treasury bill, for example, moved in a range between 5.20% and 5.35% from the beginning of November through early February.

  However, short-term interest rates began to rise in late February, and by the time of the Fed tightening in late March, had built in much of the expectations regarding the Fed decision. In April, the financial markets continued to focus on the likelihood of an additional tightening move later in May, causing short-term yields to rise even further. Yields on the six-month Treasury bill rose sharply over this interim period, moving from a low of 5.20% in mid-February to a high of 5.68% in late April before falling back to 5.53% by the end of reporting period.

Q

  What were your strategies for the fund during the period?

A The fund's average maturity at the beginning of the reporting period was approximately 51 days. As signs of strength in the economy became more apparent, and as expectation of an imminent Fed tightening grew in the first quarter of 1997, we lowered the average maturity target range of the fund from between 50 and 55 days to between 40 and 45 days. We also emphasized the purchase of shorter term fixed-rate paper while increasing the percentage of the portfolio in seven-day variable rate demand notes ("VRDNs"). Seven-day VRDNs provide more portfolio responsiveness to interest rate increases.

  Once an average maturity range is targeted, the portfolio attempts to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as Treasury securities. The fund's portfolio remained barbelled in structure, which combined a significant portion in seven-day variable rate demand notes and short maturity commercial paper with purchases of longer-term, six- to twelve-month fixed rate notes. This portfolio structure continues to pursue a competitive yield over time.

Q

  How has the fund's yield responded to this rate environment?

A The fund's yield was affected by Fed policy (interest rate increases), changes in market expectations, as well as supply and demand imbalances unique to the municipal money markets. However, because of these imbalances the fund's yield may experience more volatility on a weekly basis than Treasury yields and taxable money fund yields. In general, yields on municipal money market funds increased during the reporting period. For the fund, the seven-day net yield of the Institutional Service Shares on April 30, 1997 was 3.88%, compared to 3.18% at the beginning of the reporting period.* For the Cash II Shares, the seven-day net yield was 3.70%, at the end of the reporting period compared to 3.00% six months ago.*

Q

Looking through 1997, what is your outlook for short-term rates?

A Although the Fed decided to hold short-term interest rates steady in the March meeting, our expectations are that the Fed will find cause to tighten monetary policy further in 1997 -- perhaps as soon as in July. It is also anticipated that the overall tightening cycle will not be long in terms of magnitude or duration. The pre-emptive move by the Fed should help to preclude the need for more aggressive action down the road by preventing the build-up of inflationary pressures. We would look to see moderately higher short-term interest rates throughout the course of the year, but not to the extent evidenced in the last tightening cycle in 1994. As such, we will likely continue in our modestly defensive stance for the portfolio until market conditions indicate otherwise.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

NEW YORK MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)


  PRINCIPAL

   AMOUNT                                                                                                VALUE

 (A)SHORT-TERM MUNICIPALS -- 99.4%
                NEW YORK -- 99.4%

 $ 9,195,000 (b)Albany County Airport Authority, NY, Trust Receipts (Series 1997)

                Weekly VRDNs (FSA INS)/(Bank of New York, New York LIQ)                               $  9,195,000
     945,000    Albany, NY IDA, 3.95% TOBs (146 State Street)/(Fleet Bank of
                New York LOC), Optional Tender 12/1/1997                                                   945,000
   2,480,000    Alden Central School District, NY, UT GO, 4.25% BANs, 6/24/1997                          2,481,251
     900,000    Babylon, NY IDA, (1994 Series) Weekly VRDNs (J. D'Addario &
                Company, Inc. Project)/(National Westminster Bank, PLC,

                London LOC)                                                                                900,000
   2,000,000    Brockport Village, NY, 4.125% BANs, 2/27/1998                                            2,005,494
   3,800,000    Brookhaven-Comsewogue Union Free School District, NY,

                4.00% TANs, 6/30/1997                                                                    3,801,217
   4,000,000    Canisteo Central School District, NY, 4.00% BANs, 1/2/1998                               4,006,731
   1,500,000    Cattaraugus County, NY IDA, (Series 1996A) Weekly VRDNs

                (Gier's Farm Service, Inc. Project)/(Key Bank of New York LOC)                           1,500,000
   2,550,000    Chautauqua County, NY IDA Weekly VRDNs (Cliffstar Corp.)/
                (KeyBank, N.A. LOC)                                                                      2,550,000
   3,900,000    Chautauqua County, NY IDA Weekly VRDNs (Mogen David
                Wine Corp.)/(Wells Fargo Bank, N.A. LOC)                                                 3,900,000
   5,000,000    Chautauqua County, NY, 4.00% TANs, 12/18/1997                                            5,009,185
   3,400,000    Clyde-Savannah Central School District, NY, 4.375% BANs,

                6/27/1997                                                                                3,401,400
     980,000    Colonie, NY IDA Weekly VRDNs (Herbert S. Ellis)/(Marine
                Midland Bank N.A., Buffalo, NY LOC)                                                        980,000
     710,000    Colonie, NY IDA, (Series 1988) Weekly VRDNs (13 Green M-1
                Drive Project)/(Marine Midland Bank N.A., Buffalo, NY LOC)                                 710,000
   3,380,000    Colonie, NY IDA, 3.90% TOBs (800 North Pearl Associates)/
                (Fleet Bank of New York LOC), Optional Tender 12/1/1997                                  3,380,000
   4,720,000    Corinth, NY IDA, Solid Waste Disposal Revenue Bonds (Series A),
                3.80% TOBs (International Paper Co.)/(International Paper Co. GTD),

                Optional Tender 3/1/1998                                                                 4,720,000

NEW YORK MUNICIPAL CASH TRUST


  PRINCIPAL

   AMOUNT                                                                                                VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                NEW YORK -- CONTINUED

 $ 7,500,000    Deer Park Union Free School District, NY, 4.50% BANs, 10/3/1997                       $  7,517,772
   1,300,000    Dutchess County, NY IDA, Series 1995 Weekly VRDNs (Laerdal
                Medical Corp.)/(Bank of New York, New York LOC)                                          1,300,000
   5,000,000    Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs
                (Servotronics, Inc. Project)/(Fleet Bank of New York LOC)                                5,000,000
   1,800,000    Franklin County, NY IDA, (Series 1991A) Weekly VRDNs (KES
                Chateaugay)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                                          1,800,000
   2,900,000    Freeport, NY, 4.125% BANs, 11/25/1997                                                    2,904,643
     945,000    Fulton County, NY IDA, 3.95% TOBs (Gates Mills Inc.)/(Fleet Bank of
                New York LOC), Optional Tender 12/1/1997                                                   945,000
   1,400,000    Guilderland, NY IDA, (Series 1993A) Weekly VRDNs (Northeastern
                Industrial Park, Inc.)/(Fleet Bank of New York LOC)                                      1,400,000
   4,420,000    Herkimer County, NY IDA, 1994 IDRB Weekly VRDNs (Granny's
                Kitchen)/(Bank of New York, New York LOC)                                                4,420,000
   2,500,000    Herkimer County, NY, 3.875% BANs, 12/12/1997                                             2,503,344
   7,435,000    Hilton Central School District, NY, 3.90% BANs, 11/25/1997                               7,444,373
   1,880,000    Madison County, NY IDA, (Series 1989A) Weekly VRDNs (Madison,
                NY Upstate Metals)/(Fleet Bank of New York LOC)                                          1,880,000
   4,900,000    Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and
                Cable)/(KeyBank, N.A. LOC)                                                               4,900,000
  15,000,000    Marine Midland, NY, Premium Tax-Exempt Bond & Loan Trust
                Weekly VRDNs (Marine Midland New York Trust)/(Marine Midland

                Bank N.A., Buffalo, NY LOC)                                                             15,000,000
   3,300,000 (b)Monroe County, NY Airport Authority, (PT-98) Weekly VRDNs
                (Greater Rochester International Airport)/(MBIA INS)/(Bayerische

                Hypotheken-Und Wechsel-Bank AG LIQ)                                                      3,300,000
   6,785,000    Mount Pleasant, NY Industrial Development Agency, Pollution Control
                Revenue Bonds (Series 1985) Weekly VRDNs (General Motors Corp.)                          6,785,000
   3,600,000    New York City Housing Development Corp., (Series A) Weekly
                VRDNs (East 96th Street Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                     3,600,000
   1,000,000    New York City Housing Development Corp., (Series A) Weekly
                VRDNs (Upper Fifth Avenue)/(Bankers Trust Co., New York LOC)                             1,000,000

NEW YORK MUNICIPAL CASH TRUST


  PRINCIPAL

   AMOUNT                                                                                                VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                NEW YORK -- CONTINUED

 $ 4,900,000 (b)New York City Housing Development Corp., Municipal Securities
                Trust Receipts (Series 1996-CMC1A) Weekly VRDNs (Chase Manhattan

                Corp. LIQ)                                                                             $ 4,900,000
   4,900,000 (b)New York City Housing Development Corp., Municipal Securities
                Trust Receipts (Series 1996-CMC1B) Weekly VRDNs (Chase Manhattan

                Corp. LIQ)                                                                               4,900,000
  13,150,000    New York City Municipal Water Finance Authority, Water and Sewer
                System Revenue Bonds (Series 1995A) Daily VRDNs (FGIC INS)/

                (FGIC Securities Purchase, Inc. LIQ)                                                    13,150,000
     194,445    New York City, NY IDA Weekly VRDNs (David Rosen Bakers Supply)/
                (Ford Motor Credit Corp. LIQ)/(Chase Manhattan Bank N.A.,

                New York LOC)                                                                              194,445
  28,162,850    New York City, NY IDA, (Series 1995A) Weekly VRDNs (Brooklyn
                Navy Yard Cogeneration Partners, L.P. Project)/(Bank of America NT

                and SA, San Francisco LOC)                                                              28,162,850
   7,175,000 (b)New York City, NY IDA, CDC (Series 1997H) Class A Certificates
                Weekly VRDNs (Japan Airlines Co.)/(FSA INS)/(CDC Municipal

                Products, Inc. LIQ)                                                                      7,175,000
   3,600,000 (b)New York City, NY IDA, CDC (Series 1996H) Weekly VRDNs (Japan
                Airlines Co.)/(FSA INS)/(CDC Municipal Products, Inc. LIQ)                               3,600,000
   9,340,000 (b)New York City, NY IDA, CDC (Series 1997E) Class A Certificates
                Weekly VRDNs (Japan Airlines Co.)/(FSA INS)/(CDC Municipal

                Products, Inc. LIQ)                                                                      9,340,000
   4,500,000    New York City, NY, (Series 1995 F-5) Weekly VRDNs (Landesbank
                Hessen-Thueringen, Frankfurt LOC)                                                        4,500,000
   5,000,000    New York City, NY, (Series B), 4.50% RANs (Bank of Nova Scotia,
                Toronto, Canadian Imperial Bank of Commerce, Toronto and

                Commerzbank AG, Frankfurt LOCs), 6/30/1997                                               5,005,601
   4,700,000    New York State Dormitory Authority, (Series 1989C), 3.40% CP
                (Sloan-Kettering Memorial Cancer Center)/(Chase Manhattan Bank

                N.A., New York LOC), Mandatory Tender 5/19/1997                                          4,700,000
   5,475,000 (b)New York State Dormitory Authority, PA-60 (Series 1993) Weekly
                VRDNs (Rochester General Hospital)/(FHA INS)/(Merrill Lynch

                Capital Services, Inc. LIQ)                                                              5,475,000

NEW YORK MUNICIPAL CASH TRUST


  PRINCIPAL

   AMOUNT                                                                                                VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                NEW YORK -- CONTINUED

 $ 8,000,000    New York State Energy Research & Development Authority, (Series
                1985A), 3.60% TOBs (Long Island Lighting Co.)/(Deutsche Bank, AG

                LOC), Optional Tender 3/1/1998                                                        $  8,000,000
   3,000,000    New York State Energy Research & Development Authority, (Series
                1993A) Weekly VRDNs (Long Island Lighting Co.)/(Toronto-Dominion

                Bank LOC)                                                                                3,000,000
  12,200,000 (b)New York State Environmental Facilities Corp., Trust Receipts (Series
                1997) Weekly VRDNs (New York City Municipal Water Finance

                Authority)/(Bank of New York, New York LIQ)                                             12,200,000
   1,620,000    New York State HFA Weekly VRDNs (Special Surgery Hospital)/
                (Chase Manhattan Bank N.A., New York LOC)                                                1,620,000
  10,900,000    New York State HFA, Housing Revenue Bonds (1985 Series A) Weekly
                VRDNs (Liberty View Apartments)/(Chase Manhattan Bank N.A.,

                New York LOC)                                                                           10,900,000
     955,000    New York State Job Development Authority Weekly VRDNs (New
                York State GTD)/(Sumitomo Bank Ltd., Osaka LOC)                                            955,000
   1,390,000    New York State Job Development Authority Weekly VRDNs (New
                York State GTD)/(Sumitomo Bank Ltd., Osaka LOC)                                          1,390,000
   1,805,000    New York State Job Development Authority, (Series C-1) Monthly
                VRDNs (New York State GTD)/(Sumitomo Bank Ltd., Osaka LOC)                               1,805,000
     880,000    New York State Job Development Authority, (Series D-1) Monthly
                VRDNs (New York State GTD)/(Sumitomo Bank Ltd., Osaka LOC)                                 880,000
   2,025,000    New York State Job Development Authority, (Series E-1) Monthly
                VRDNs (New York State GTD)/(Sumitomo Bank Ltd., Osaka LOC)                               2,025,000
   4,100,000    New York State Local Government Assistance Corp., (Series B) Weekly
                VRDNs (Bank of Nova Scotia, Toronto LOC)                                                 4,100,000
  10,100,000    New York State Local Government Assistance Corp., (Series D) Weekly
                VRDNs (Societe Generale, Paris LOC)                                                     10,100,000
   2,700,000    New York State Local Government Assistance Corp., Bonds (Series
                1993A) Weekly VRDNs (Credit Suisse, Zurich and Union Bank of

                Switzerland, Zurich LOCs)                                                                2,700,000
   1,100,000    New York State Medical Care Facilities Finance Agency Weekly VRDNs
                (Pooled Loan Program)/(Chase Manhattan Bank N.A., New York LOC)                          1,100,000

NEW YORK MUNICIPAL CASH TRUST


  PRINCIPAL

   AMOUNT                                                                                                VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                NEW YORK -- CONTINUED

 $ 4,560,000 (b)New York State Medical Care Facilities Finance Agency, Hospital &
                Nursing Home Mortgage Revenue Bonds (1994 Series C) Weekly

                VRDNs (FHA INS)/(Merrill Lynch Capital Services, Inc. LIQ)                             $ 4,560,000
   3,700,000 (b)New York State Mortgage Agency, (Series PA-29) Weekly VRDNs
                (Merrill Lynch Capital Services, Inc. LIQ)                                               3,700,000
   4,500,000 (b)New York State Mortgage Agency, Homeowner Mortgage Revenue
                Bonds (PA-87) Weekly VRDNs (Merrill Lynch Capital Services, Inc. LIQ)                    4,500,000
   7,015,000 (b)New York State Mortgage Agency, Homeowner Mortgage Revenue
                Bonds (Series PT-15B) Weekly VRDNs (Commerzbank AG,

                Frankfurt LIQ)                                                                           7,015,000
   2,390,000 (b)New York State Urban Development Corp., (PA-140) Weekly VRDNs
                (AMBAC INS)/(Merrill Lynch Capital Services, Inc. LIQ)                                   2,390,000
   8,400,000 (b)New York State Urban Development Corp., Municipal SecuritiesTrust
                Receipts (Series 1996-CMC6) Weekly VRDNs (Chase Manhattan Corp.

                LIQ)                                                                                     8,400,000
   3,660,000    New York State, (Series A), 4.50% Bonds, 7/15/1997                                       3,664,581
   4,700,000    Newark Central School District, NY, 3.875% BANs, 12/5/1997                               4,706,091
   5,000,000    Niagara County, NY IDA Weekly VRDNs (Allegheny Ludlum Corp.)/
                (PNC Bank, N.A. LOC)                                                                     5,000,000
   1,000,000    North Babylon Union Free School District, NY, 4.40% TANs, 6/26/1997                      1,000,864
   1,400,000    Norwich, NY, 4.375% BANs, 9/19/1997                                                      1,401,426
   3,000,000    Oneida County, NY, Custodial Receipts (2nd Series 1996-D), 4.25%
                BANs (State Street Bank and Trust Co. LOC), 5/9/1997                                     3,000,282
     400,000    Onondaga County, NY IDA Weekly VRDNs (Beverage Corp.)/(Marine
                Midland Bank N.A., Buffalo, NY LOC)                                                        400,000
   1,725,000    Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.)                                 1,725,000
   1,912,000    Onondaga, NY, 4.00% BANs, 3/27/1998                                                      1,913,660
   1,450,000    Ontario, NY IDA Weekly VRDNs (Hillcrest Enterprises/Buckeye
                Corrugated)/(National City Bank, Cleveland, OH LOC)                                      1,450,000
   5,700,000    Oswego County, NY IDA Weekly VRDNs (Copperweld Corp.)/(Credit
                Lyonnais, Paris LOC)                                                                     5,700,000
  15,000,000    Port Authority of New York and New Jersey Weekly VRDNs                                  15,000,000

NEW YORK MUNICIPAL CASH TRUST


  PRINCIPAL

   AMOUNT                                                                                                VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                NEW YORK -- CONTINUED

 $15,000,000    Port Authority of New York and New Jersey Weekly VRDNs                                $ 15,000,000
   1,000,000    Rotterdam, NY IDA, (Series 1993A) Weekly VRDNs (Rotterdam
                Industrial Park)/(Fleet Bank of New York LOC)                                            1,000,000
     416,871    Schenectady, NY IDA Weekly VRDNs (McClellan Street Associates)/
                (Ford Motor Credit Corp. LIQ)/(Chase Manhattan Bank N.A., New

                York LOC)                                                                                  416,871
   1,640,000    Schenectady, NY IDA, IDRB (Series 1995A) Weekly VRDNs (Fortitech
                Holding Corporation Project)/(Fleet Bank of New York LOC)                                1,640,000
   3,500,000    Sodus Central School District, NY, 4.00% BANs, 2/4/1998                                  3,505,137
   3,000,000    South Country Central School District, NY, 4.50% TANs, 6/25/1997                         3,001,953
   3,040,000    Southeast, NY IDA, IDRB (Series 1995) Weekly VRDNs (Dairy
                Conveyor Corporation Project)/(Chase Manhattan Bank N.A.,

                New York LOC)                                                                            3,040,000
   3,700,000    Southeast, NY IDA, Variable Rate IDRB 1996 Weekly VRDNs (The
                Rawplug Company, Inc.)/(Bank of New York, New York LOC)                                  3,700,000
   1,200,000    Stamford Village, NY, 4.30% BANs, 4/3/1998                                               1,201,589
   2,100,000    Suffolk County, NY IDA Weekly VRDNs (C & J Realty Corp.)/(Ford
                Motor Credit Corp. LIQ)/(Chase Manhattan Bank N.A., New York LOC)                        2,100,000
     750,000    Suffolk County, NY IDA Weekly VRDNs (Poly Research Corp.)/
                (Marine Midland Bank N.A., Buffalo, NY LOC)                                                750,000
     800,000    Suffolk County, NY IDA Weekly VRDNs (YM-YWHA of Suffolk)/
                (European American Bank, New York LOC)                                                     800,000
   1,800,000    Suffolk County, NY IDA, 5.363% TOBs (Grainger (W.W.), Inc.), Optional
                Tender 6/1/1997                                                                          1,800,000
   8,300,000 (b)VRDC/IVRC Trust, (Series 1992A) Weekly VRDNs (New York City
                Municipal Water Finance Authority)/(MBIA INS)/(Hong Kong &

                Shanghai Banking Corp. LIQ)                                                              8,300,000
   7,000,000 (b)VRDC/IVRC Trust, (Series 1993B) Weekly VRDNs (Metropolitan
                Transportation Authority, New York)/(AMBAC INS)/(Hong Kong &

                Shanghai Banking Corp. LIQ)                                                              7,000,000

NEW YORK MUNICIPAL CASH TRUST


  PRINCIPAL

   AMOUNT                                                                                                VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                NEW YORK -- CONTINUED

 $ 4,800,000 (b)VRDC/IVRC Trust, (Series 1993G) Weekly VRDNs (St. Lukes
                Roosevelt Hospital Center)/(FHA INS)/(Hong Kong & Shanghai

                Banking Corp. LIQ)                                                                    $  4,800,000
   7,500,000    Walden Village, NY IDA, IDRB (Series 1994) Weekly VRDNs (Spence
                Engineering Co.)/(First Union National Bank, Charlotte, NC LOC)                          7,500,000
   5,280,000    Warren & Washington Counties, NY IDA Weekly VRDNs (Sandy Hill
                Corp.)/(First Union National Bank, Charlotte, NC LOC)                                    5,280,000
   4,000,000    Westhampton Beach Union Free School District, NY, 4.00% TANs,
                6/27/1997                                                                                4,001,526
   1,290,000    Yates County, NY IDA, (Series 1992A) Weekly VRDNs (Clearplass
                Container)/(Fleet Bank of New York LOC)                                                  1,290,000
   2,200,000    Yonkers, NY IDA, (Series 1992A) Weekly VRDNs (Consumers Union
                Facility)/(Industrial Bank of Japan Ltd., Tokyo LOC)                                     2,200,000
                  TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                                            $426,917,286


Securities that are subject to Alternative Minimum Tax represent 37.0% of the portfolio as calculated based upon total portfolio market value.

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSRO's") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Ratings Group, MIG-1, or MIG-2 by Moody's Investors Service, Inc. or F-1+, F-1 and F-2 by Fitch Investors Service, Inc. are considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows application regulations in determining whether a security is rated and whether a security rated by multiple NRSRO's in different rating categories should be identified as a First or Second Tier security.

    At April 30, 1997, the portfolio securities were rated as follows:

    Tier Rating Percentage Based on Total Market Value (unaudited)


    FIRST TIER         SECOND TIER

    93.04%               6.96%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At April 30, 1997, these securities amounted to $110,750,000 which represents 25.8% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($429,545,696) at April 30, 1997.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation BANs -- Bond Anticipation Notes CP -- Commercial Paper FGIC -- Financial Guaranty Insurance Company FHA -- Federal Housing Administration FSA -- Financial Security Assurance GO -- General Obligation GTD -- Guaranty HFA -- Housing Finance Authority IDA -- Industrial Development Authority IDRB -- Industrial Development Revenue Bond INS -- Insured LIQ -- Liquidity Agreement LOCs -- Letter(s) of Credit LOC -- Letter of Credit MBIA -- Municipal Bond Investors Assurance PLC -- Public Limited Company RANs -- Revenue Anticipation Notes TANs -- Tax Anticipation Notes TOBs -- Tender Option Bonds UT -- Unlimited Tax VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

NEW YORK MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)



 ASSETS:

 Total investments in securities, at amortized cost and value                                     $426,917,286
 Cash                                                                                                  440,957
 Income receivable                                                                                   3,412,255
   Total assets                                                                                    430,770,498

 LIABILITIES:

 Income distribution payable                                                    $1,167,101
 Accrued expenses                                                                   57,701

   Total liabilities                                                                                 1,224,802
 NET ASSETS for 429,545,696 shares outstanding                                                    $429,545,696

 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SERVICE SHARES:

 $409,015,359 / 409,015,359 shares outstanding                                                           $1.00
 CASH II SHARES:
 $20,530,337 / 20,530,337 shares outstanding                                                             $1.00

(See Notes which are an integral part of the Financial Statements)

NEW YORK MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)


 INVESTMENT INCOME:
 Interest                                                                                     $7,859,668

 EXPENSES:

 Investment advisory fee                                                    $     865,073
 Administrative personnel and services fee                                        163,299
 Custodian fees                                                                    16,814
 Transfer and dividend disbursing agent fees and expenses                          38,346
 Directors'/Trustees' fees                                                          1,686
 Auditing fees                                                                      5,927
 Legal fees                                                                         4,901
 Portfolio accounting fees                                                         46,914
 Distribution services fee -- Institutional Service Shares                        511,974
 Distribution services fee -- Cash II Shares                                       28,632
 Shareholder services fee -- Institutional Service Shares                         511,974
 Shareholder services fee -- Cash II Shares                                        28,632
 Share registration costs                                                          38,204
 Printing and postage                                                              12,297
 Insurance premiums                                                                 1,310
 Taxes                                                                                770
 Miscellaneous                                                                      2,296
   Total expenses                                                               2,279,049
 Waivers --

   Waiver of investment advisory fee                          $ (203,002)
   Waiver of distribution services fee --
   Institutional Service Shares                                 (511,974)
   Waiver of distribution services fee -- Cash II Shares         (28,632)
   Waiver of shareholder services fee --
   Institutional Service Shares                                 (368,621)
     Total waivers                                                              (1,112,229)
       Net expenses                                                                               1,166,820
         Net investment income                                                                   $6,692,848

(See Notes which are an integral part of the Financial Statements)

NEW YORK MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS


                                                                    SIX MONTHS

                                                                       ENDED

                                                                    (UNAUDITED)          YEAR ENDED
                                                                     APRIL 30,          OCTOBER 31,

                                                                       1997                1996
 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS --

 Net investment income                                             $  6,692,848      $    10,289,169
 Net realized gain (loss) on investments                                    --                 5,609
  Change in net assets resulting from operations                      6,692,848           10,294,778
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Institutional Service Shares                                       (6,360,314)          (9,551,350)
  Cash II Shares                                                       (332,534)            (737,819)
   Change in net assets resulting from distributions

   to shareholders                                                   (6,692,848)         (10,289,169)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                       843,368,279        1,133,036,436
 Net asset value of shares issued to shareholders in payment of

 distributions declared                                               2,027,706            2,199,491
 Cost of shares redeemed                                           (746,954,557)      (1,094,725,252)
  Change in net assets resulting from share transactions             98,441,428           40,510,675
   Change in net assets                                              98,441,428           40,516,284
 NET ASSETS:

 Beginning of period                                                331,104,268          290,587,984
 End of period                                                     $429,545,696      $   331,104,268

(See Notes which are an integral part of the Financial Statements)

NEW YORK MUNICIPAL CASH TRUST

FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                    SIX MONTHS

                       ENDED
                    (UNAUDITED)

                      APRIL 30,                                     YEAR ENDED OCTOBER 31,

                       1997      1996     1995     1994     1993(A)     1992      1991     1990     1989        1988
 NET ASSET VALUE,
 BEGINNING

 OF PERIOD           $ 1.00    $ 1.00   $ 1.00    $ 1.00     $ 1.00    $ 1.00    $ 1.00   $ 1.00    $ 1.00     $ 1.00
 INCOME FROM
 INVESTMENT
 OPERATIONS

  Net investment       0.02      0.03     0.04      0.02       0.02      0.03      0.04     0.05      0.06       0.05
  income
 LESS DISTRIBUTIONS

  Distributions
  from net

  investment          (0.02)    (0.03)   (0.04)    (0.02)     (0.02)    (0.03)    (0.04)   (0.05)    (0.06)     (0.05)
  income
 NET ASSET
 VALUE, END

 OF PERIOD           $ 1.00    $ 1.00   $ 1.00    $ 1.00     $ 1.00    $ 1.00    $ 1.00   $ 1.00    $ 1.00     $ 1.00
 TOTAL RETURN(B)       1.54%     3.24%    3.56%     2.35%      2.16%     3.01%     4.59%    5.51%     5.70%      4.66%
 RATIOS TO AVERAGE
 NET ASSETS

  Expenses             0.53%*    0.53%    0.54%     0.52%      0.54%     0.57%     0.52%    0.54%     0.55%      0.51%
  Net investment       3.11%*    3.18%    3.49%     2.31%      2.14%     2.99%     4.48%    5.36%     5.56%      4.57%
  income
  Expense waiver/

  reimbursement(c)     0.52%*    0.54%    0.53%     0.13%      0.17%      --       --        --        --        --
 SUPPLEMENTAL DATA

  Net assets, end
  of period (000

  omitted)         $409,015  $305,533 $276,149  $236,580   $274,357  $164,492  $191,616 $197,213  $245,542   $212,786

* Computed on an annualized basis.

(a) Prior to November 9, 1992, the fund provided three classes of shares.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

NEW YORK MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- CASH II SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                     SIX MONTHS

                                        ENDED
                                     (UNAUDITED)

                                       APRIL 30,                           YEAR ENDED OCTOBER 31,
                                        1997        1996      1995      1994    1993(A)      1992     1991(B)
 NET ASSET VALUE,
 BEGINNING OF PERIOD                   $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00
 INCOME FROM
 INVESTMENT OPERATIONS

  Net investment income                  0.01       0.03       0.03       0.02      0.02      0.03      0.02
 LESS DISTRIBUTIONS

  Distributions from net

  investment income                     (0.01)     (0.03)     (0.03)     (0.02)    (0.02)    (0.03)    (0.02)
 NET ASSET VALUE, END OF PERIOD        $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00
 TOTAL RETURN(C)                         1.45%      3.05%      3.37%      2.15%     1.98%     2.86%     2.20%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                               0.71%*     0.71%      0.71%      0.71%     0.71%     0.73%     0.46%*
  Net investment income                  2.90%*     3.02%      3.20%      2.19%     1.96%     2.46%     4.08%*
  Expense                                0.34%*     0.36%      0.36%      0.21%     0.17%     --         --
  waiver/reimbursement(d)
 SUPPLEMENTAL DATA
  Net assets, end of period

  (000 omitted)                       $20,530    $25,571    $14,439   $134,051   $58,884    $4,641       $56

* Computed on an annualized basis.

(a) Prior to November 9, 1992, the fund provided three classes of shares.

(b) Reflects operations for the period from April 25, 1991 (date of initial public investment) to October 31, 1991.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

NEW YORK MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

   Additional information on each restricted security held at April 30, 1997 is as follows:


    SECURITY                                                           ACQUISITION DATE         ACQUISITION COST

    Albany County Airport Authority, NY (Series 1997)                      2/28/1997            $ 9,195,000
    Monroe County, NY (PT-98)                                              2/24/1997              3,300,000
    New York City Housing Development Corp.

    (Series 1996-CMC1A)                                                    9/11/1996              4,900,000
    New York City Housing Development Corp.
    (Series 1996-CMC1B)                                                    9/11/1996              4,900,000
    New York City, NY CDC (Series 1997H)                                   4/11/1997              7,175,000
    New York City, NY CDC (Series 1996H)                                  12/12/1996              3,600,000
    New York City, NY CDC (Series 1997E)                                   3/11/1997              9,340,000
    New York State Dormitory Authority, PA-60                              3/13/1995              5,475,000
    New York State Environmental Facilities Corp.
    (Series 1997)                                                     2/25/1997-2/28/1997        12,200,000
    New York State Medical Care Facilities
    Finance Agency                                                         8/22/1996              4,560,000
    New York State Mortgage Agency (Series PA-29)                          4/3/1995               3,700,000
    New York State Mortgage Agency (Series PA-87)                          7/5/1995               4,500,000
    New York State Mortgage Agency (Series PT-15B)                   12/29/1995-5/30/1996         7,015,000
    New York State Urban Development Corp.
    (Series PA-140)                                                        1/29/1997              2,390,000
    New York State Urban Development Corp.
    (Series 1996-CMC6)                                                    11/21/1996              8,400,000
    VRDC/IVRC Trust (Series 1992A)                                    7/5/1995-1/31/1997          8,300,000
    VRDC/IVRC Trust (Series 1993G)                                    3/26/1997-4/10/1997         4,800,000
    VRDC/IVRC Trust (Series 1993B)                                        12/20/1996              7,000,000

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1997, capital paid-in aggregated $429,545,696.

Transactions in shares were as follows:


                                                                                          YEAR
                                                                      SIX MONTHS          ENDED

                                                                         ENDED           OCTOBER 31,

 INSTITUTIONAL SERVICE SHARES                                         APRIL 30, 1997       1996
 Shares sold                                                           789,704,080        990,741,683
 Shares issued to shareholders in
 payment of distributions declared                                       1,815,159          1,624,496
 Shares redeemed                                                      (688,037,308)      (962,988,268)
  Net change resulting from Institutional Service Share transactions   103,481,931         29,377,911
                                                                                             YEAR

                                                                       SIX MONTHS            ENDED
                                                                         ENDED             OCTOBER 31,

 CASH II SHARES                                                        APRIL 30, 1997        1996
 Shares sold                                                            53,664,199        142,294,754
 Shares issued to shareholders in
 payment of distributions declared                                         212,547            574,995
 Shares redeemed                                                       (58,917,249)      (131,736,985)
  Net change resulting from Cash II Share transactions                  (5,040,503)        11,132,764
   Net change resulting from share transactions                         98,441,428         40,510,675

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp., ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares and Cash II Shares, annually, to reimburse FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   INTERFUND TRANSACTIONS -- During the period ended April 30, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $282,567,500 and $326,015,000, respectively.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

   Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1997, 64.5% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 6.9% of total investments.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd

Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Glen R. Johnson
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
  Chairman

Glen R. Johnson
  President

J. Christopher Donahue
  Executive Vice President

Edward C. Gonzales
  Executive Vice President

John W. McGonigle

  Executive Vice President, Treasurer, and Secretary
Richard B. Fisher

  Vice President
S. Elliott Cohan

  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

NEW YORK
MUNICIPAL CASH

TRUST

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

APRIL 30, 1997

[Graphic]
Federated Investors

Federated Securities Corp., Distributor

Cusip 314229733
Cusip 314229741
8060106 (6/97)

[Graphic]

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of California Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1996, through April 30, 1997. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Service Shares and Institutional Shares.

The fund is a convenient way to keep your ready cash pursuing double tax-free income -- free from federal regular income tax and California income tax* -- through a portfolio concentrated in high-quality, short-term California municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the fund paid double tax-free dividends totaling $0.02 per share for both Institutional Service Shares and Institutional Shares. The fund's net assets stood at $180.7 million at the end of the reporting period.

Thank you for relying on California Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,
[Graphic]

Glen R. Johnson
President
June 15, 1997

* Income may be subject to the federal alternative minimum tax.

** Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S.

   government.

INVESTMENT REVIEW

An interview with the fund's portfolio manager, Mike Sirianni, Assistant

Vice President, Federated Management

Q Can you comment on the economy and the interest rate environment during the six-month reporting period?

A Although it did not occur until near the end of the fund's semi-annual reporting period, the Federal Reserve Board (the "Fed") brought about the first change in monetary policy in over a year. On March 25, 1997, the Fed, in the face of stronger than expected demand, voted to raise the federal funds target rate from 5.25% to 5.50%. The move was viewed as being pre-emptive against the threat of future inflationary pressures possibly brought about by tight labor market conditions. Until that point, movements in interest rates reflected shifting market sentiment about the need for the Fed to move to a more restrictive policy. As the reporting period began in November 1996,the economy had been showing signs of slowing, thereby allaying the market's fears about inflation. Then, in December, the market's uneasiness was once more ignited as a string of economic statistics showed stronger growth and Fed Chairman Alan Greenspan made cautionary statements regarding inflation and "irrational exuberance" in the equity market. With inflation still appearing to be benign, the market tolerated a steady pace of growth into early 1997. However, Chairman Greenspan's Humphrey-Hawkins testimony before Congress in late February marked a turning point for the short-term money markets -- indeed the bond and equity markets as well -- as his relatively hawkish statements revealed fears at the Fed that the transitory factors that had been keeping inflation under control in the face of fairly robust growth may be coming to an end. This statement by the Fed caused a sharp reversal in interest rate movement and the market's perception about future Fed policy. The ensuing weeks brought continued evidence of persistent strength, and culminated in the Fed's action at the Federal Open Market Committee in late March.

For the first three months of the reporting period, short-term interest rates traded in a relatively narrow range as the continued friendly inflation picture provided some comfort to market participants. The yield on the six-month Treasury bill, for example, moved in a range between 5.20% and 5.35% from the beginning of November through early February.

However, short-term interest rates began to rise in late February, and by the time of the Fed tightening in late March, had built in much of the expectations regarding the Fed decision. In April, the financial markets continued to focus on the likelihood of an additional tightening move later in May, causing short-term yields to rise even further. Yields on the six-month Treasury bill rose sharply over this interim period, moving from a low of 5.20% in mid-February to a high of 5.68% in late April before falling back to 5.53% by the end of reporting period.

Q What were your strategies for the fund during the period?

A The fund's average maturity at the beginning of the reporting period was approximately 60 days. As signs of strength in the economy became more apparent, and as expectation of an imminent Fed tightening grew in the first quarter of 1997, we lowered the average maturity target range of the fund from between 55 and 60 days to between 45 and 50 days. By allowing the average maturity of the portfolio to roll inward from 60 days to a target range of 45 to 50 days we were able to take advantage of higher interest rates going forward.

Once an average maturity range is targeted, the portfolio attempts to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as Treasury securities. The fund's portfolio remained barbelled in structure, which combined a significant portion in seven-day variable rate demand notes and short maturity commercial paper with purchases of longer-term, six- to twelve-month fixed rate notes. This portfolio structure continues to pursue a competitive yield over time.

Q How has the fund performed?

A The fund's average yield has remained relatively stable over the majority of the reporting period since the Fed did not change their federal funds rate target until the latter part of the reporting period. The seven-day net yield for the fund's Institutional Service Shares on April 30, 1997, was 3.57% compared to 3.17% six months ago with the increase in yield coming at the end of the reporting period.* The latest yield was the equivalent of a 5.91% taxable yield for investors in the highest federal tax bracket. For the Institutional Shares, the seven-day net yield on April 30, 1997, was 3.82% compared to 3.42% six months ago.* The latest yield was equivalent to a 6.325% pre-tax yield.

Q Looking through 1997, what is your outlook for short-term rates?

A Although the Fed decided to hold short-term interest rates steady in the March meeting, our expectations are that the Fed will find cause to tighten monetary policy further in 1997 -- perhaps as soon as in July. It is also anticipated that the overall tightening cycle will not be long in terms of magnitude or duration. The pre-emptive move by the Fed should help to preclude the need for more aggressive action down the road by preventing the build-up of inflationary pressures. We would look to see moderately higher short-term interest rates throughout the course of the year, but not to the extent evidenced in the last tightening cycle in 1994. As such, we will likely continue in our modestly defensive stance for the portfolio until market conditions indicate otherwise.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

CALIFORNIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)


 PRINCIPAL

AMOUNT
VALUE


 (A)SHORT-TERM MUNICIPALS -- 98.9%
                     CALIFORNIA -- 97.8%

 $         1,015,000 California Educational Facilities Authority, (Series 1996), 3.60% Bonds
                     (Chapman University)/(Connie Lee INS),
10/1/1997                                      $     1,015,000
           1,100,000 California Health Facilities Financing Authority Weekly VRDNs
                     (FGIC INS)/(Morgan Guaranty Trust Co., New York

LIQ)                                        1,100,000

           1,200,000 California PCFA, (Series 1984A) Weekly VRDNs (Homestate Mining
                     Company)/(Bank of Nova Scotia, Toronto

LOC)                                                 1,200,000

           4,500,000 California School Cash Reserve Program Authority, (Series B), 4.50%
                     TRANs (MBIA INS),

12/19/1997                                                                4,524,842
           2,600,000 California State Department of Water Resources, (Series 1), 3.45% CP

                     (Canadian Imperial Bank of Commerce, Toronto and Swiss Bank Corp.,
                     Basle LIQs), Mandatory Tender

7/21/1997                                                     2,600,000

           4,850,000 California State Public Works Board, (1997 Series A), 5.00% Bonds
                     (California Community Colleges),

4/1/1998                                                   4,897,493
          10,000,000 California State, (Series B) VRNs,

6/30/1997                                               10,000,000

           5,000,000 California State, CDC Municipal Products, Inc. (Series 1996L) Weekly
                     VRDNs (FGIC INS)/(CDC Municipal Products, Inc.

LIQ)                                         5,000,000
           5,000,000 California State, UT GO, 5.00% Bonds,

10/1/1997                                             5,028,698

           4,000,000 California Statewide Communities Development Authority, (1996 Series A),
                     4.75% TRANs (FSA INS),

6/30/1997                                                            4,005,001

           6,000,000 Central Unified School District, CA, Certificates of Participation
                     (1995 Financing Project) Weekly VRDNs (Union Bank of California

LOC)                        6,000,000

           4,000,000 (b)Clipper CA Tax-Exempt Trust, (1996 Issue A) Weekly VRDNs (California
                     Rural Home Mortgage Finance Authority)/(MBIA INS)/(State Street Bank

                     and Trust Co.

LIQ)                                                                          4,000,000
           5,200,000 Contra Costa, CA Water District, (Series A), 3.38% CP (Westdeutsche
                     Landesbank Girozentrale LIQ), Mandatory Tender

5/28/1997                                    5,200,000

           2,395,000 Folsom Cordova Unified School District, CA, 4.50% TRANs,
10/16/1997                         2,402,898

           7,100,000 Glendale, CA, (Series 1984A) Monthly VRDNs (Reliance Development
                     Company, Inc.)/(Barclays Bank PLC, London

LOC)                                              7,100,000

CALIFORNIA MUNICIPAL CASH TRUST


 PRINCIPAL

AMOUNT
VALUE


 (A)SHORT-TERM MUNICIPALS -- CONTINUED

                     CALIFORNIA -- CONTINUED

 $         4,000,000 Huntington Beach, CA, Multifamily Housing Revenue Refunding Bonds
                     (1996 Series A) Weekly VRDNs (Huntington Breakers Apartments)/
                     (Sumitomo Bank Ltd., Osaka

LOC)                                                       $     4,000,000
           5,000,000 Long Beach, CA Housing Authority, (1995 Series A) Weekly VRDNs
                     (Channel Point Apartments)/(Union Bank of California

LOC)                                   5,000,000

           5,000,000 Los Angeles County, CA Local Educational
                     Agencies, (Series A), 4.75% TRANs (FSA INS),

6/30/1997                                                                  5,005,645
           4,000,000 Los Angeles County, CA Metropolitan Transportation Authority, 3.35% CP

                     (Bayerische Vereinsbank AG, Munich, Canadian Imperial Bank of
                     Commerce, Toronto and National Westminster Bank, PLC, London LOCs),
                     Mandatory Tender

5/20/1997                                                                  4,000,000
           3,900,000 Los Angeles County, CA Metropolitan Transportation Authority, 3.45% CP

                     (Bayerische Vereinsbank AG, Munich, Canadian Imperial Bank of
                     Commerce, Toronto and National Westminster Bank, PLC, London LOCs),
                     Mandatory Tender

5/15/1997                                                                  3,900,000
           4,000,000 Los Angeles County, CA, (Series A), 4.50% TRANs (Bank of America NT
                     and SA, San Francisco, Credit Suisse, Zurich, Morgan Guaranty Trust Co.,
                     New York, Union Bank of Switzerland, Zurich and Westdeutsche

                     Landesbank Girozentrale LOCs),

6/30/1997                                                    4,005,243

           2,000,000 Monterey Peninsula, CA Water Management District Weekly VRDNs
                     (Wastewater Reclaimation)/(Sumitomo Bank Ltd., Osaka

LOC)                                   2,000,000

           2,200,000 North County, CA Schools Financing Authority, 4.75% TRANs,
7/1/1997                         2,202,116

           1,200,000 Orange County, CA IDA, (Series 1985B - Niguel
                     Summit II) Weekly VRDNs (Hon Development
                     Corp.)/(Bank of America NT and SA, San Francisco

LOC)                                                                          1,200,000
           1,300,000 Orange County, CA IDA, (Series 1991A) Weekly VRDNs (The Lakes)/

                     (Citibank N.A., New York

LOC)                                                               1,300,000
           3,000,000 Orange County, CA Local Transportation Authority, (Series 1992), 4.90%
                     Bonds (FGIC INS),

2/15/1998                                                                 3,026,077

          10,000,000 Orange County, CA Local Transportation Authority, Sales Tax Revenue
                     Notes, 3.70% CP (Industrial Bank of Japan Ltd., Tokyo LOC), Mandatory
                     Tender

5/1/1997                                                                            10,000,000

CALIFORNIA MUNICIPAL CASH TRUST


 PRINCIPAL

AMOUNT
VALUE


 (A)SHORT-TERM MUNICIPALS -- CONTINUED

                     CALIFORNIA -- CONTINUED

 $         2,600,000 Orange County, CA Local Transportation Authority, Trust Receipts
                     (Series FR 1997-8) Weekly VRDNs (FGIC INS)/(Bank of New York,
                     New York

LIQ)                                                                         $     2,600,000
          10,330,000 Oxnard Harbor District, CA, (Series 1995 II), PT-105 Weekly VRDNs
                     (Asset Guaranty INS)/(Credit Suisse First Boston

LIQ)                                      10,330,000

          13,250,000 Pitney Bowes Credit Corp. Leasetops Trust, Leasetops Certificates
                     (Series 1996A) Weekly VRDNs (San Diego County, CA, Regional
                     Communications System)/(Pitney Bowes Credit Corp. LIQ)/(Landesbank
                     Hessen-Thueringen, Frankfurt

LOC)                                                          13,250,000

           8,000,000 Regents of University of California, (Series A),
                     3.45% CP (Bank of America NT and SA, San
                     Francisco, Bank of Montreal, Caisse Nationale De
                     Credit Agricole, Paris, Canadian Imperial Bank of
                     Commerce, Toronto and Societe Generale, Paris
                     LIQs), Mandatory Tender

7/25/1997                                           8,000,000

           3,000,000 Riverside County, CA School Financing Authority, 4.625% RANs,

7/17/1997                                                                                   3,003,492

             900,000 Roseville, CA, Hospital Facilities Authority, (Series 1989A) Weekly
                     VRDNs (Toronto-Dominion Bank

LOC)                                                             900,000

           5,000,000 Sacramento County, CA HDA, Multifamily Housing Revenue Refunding
                     Bonds (1996 Series C) Weekly VRDNs (River Terrace Apartments)/
                     (Dai-Ichi Kangyo Bank Ltd., Tokyo

LOC)                                                      5,000,000
           1,700,000 San Bernardino County, CA, (Series 1985) Weekly VRDNs (Woodview

                     Apartments)/(Swiss Bank Corp., Basle

LOC)                                                   1,700,000

           3,400,000 San Dimas, CA Redevelopment Agency, (Series 1995) Weekly VRDNs
                     (Diversified Shopping Center Project)/(Morgan Guaranty Trust Co.,
                     New York

LOC)                                                                               3,400,000

           1,500,000 San Francisco, CA Redevelopment Finance Agency, (Series B1) Weekly
                     VRDNs (Fillmore Center)/(Bank of Nova Scotia, Toronto

LOC)                                  1,500,000
           5,000,000 Santa Clara County, CA, 4.50% TRANs,

8/1/1997                                               5,011,094

           1,400,000 Santa Clara County-El Comino Hospital District, CA, (Series 1985G)
                     Weekly VRDNs (Valley Medical Center)/(National Westminster Bank,
                     PLC, London

LOC)                                                                            1,400,000
             400,000 Santa Clara, CA, (Series 1985C) Weekly VRDNs (Santa Clara, CA Electric

                     System)/(National Westminster Bank, PLC, London

LOC)                                          400,000

CALIFORNIA MUNICIPAL CASH TRUST


 PRINCIPAL

AMOUNT
VALUE


 (A)SHORT-TERM MUNICIPALS -- CONTINUED

                     CALIFORNIA -- CONTINUED
 $         1,500,000 Selma, CA, 4.50% TRANs,

6/30/1997                                                     $     1,500,717
           2,000,000 South Coast, CA Local Education Agencies, (Series 1996A), 4.75% TRANs,

6/30/1997                                                                                   2,002,145

           4,000,000 Southern California Metropolitan Water District, CA, Commercial Paper
                     Notes (Series B), 3.45% CP (Westdeutsche Landesbank Girozentrale LIQ),
                     Mandatory Tender

5/19/1997                                                                  4,000,000

           2,420,000 Southern California Public Power Authority, (Series PA-1005) Weekly
                     VRDNs (MBIA INS)/(Merrill Lynch Capital Services, Inc.

LIQ)                                 2,420,000

             510,000 Stockton, CA, (Series 1993) Weekly VRDNs (La Quinta Inns, Inc.)/
                     (Nationsbank of Texas, N.A.

LOC)                                                              510,000

Total                                                                                    176,640,461
                     PUERTO RICO -- 1.1%
           2,000,000 Puerto Rico Industrial, Medical & Environmental PCA, (Series 1988), 3.70%
                     CP (Inter American University of Puerto Rico)/(Bank of Tokyo-Mitsubishi
                     Ltd. LOC), Mandatory Tender

7/24/1997                                                       2,000,000
                      TOTAL INVESTMENTS (AT AMORTIZED
COST)(C)                                             $   178,640,461

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Ratings Group, MIG-1, or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At April 30, 1997, the portfolio securities were rated as follows:

    Tier Rating Percentage Based on Total Market Value (unaudited)

    FIRST TIER    SECOND TIER
     100.00%         0.00%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At April 30, 1997, this security represented 2.2% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
     ($180,671,530) at April 30, 1997.

The following acronyms are used throughout this portfolio:

CP -- Commercial Paper

FGIC -- Financial Guaranty Insurance Company FSA -- Financial Security Assurance GO -- General Obligation HDA -- Hospital Development Authority IDA -- Industrial Development Authority INS -- Insured LIQ -- Liquidity Agreement LOCs -- Letter(s) of Credit LOC -- Letter of Credit MBIA -- Municipal Bond Investors Assurance PCA -- Pollution Control Authority PCFA -- Pollution Control Finance Authority PLC -- Public Limited Company RANs -- Revenue Anticipation Notes SA -- Support Agreement TRANs -- Tax and Revenue Anticipation Notes UT -- Unlimited Tax VRDNs -- Variable Rate Demand Notes VRNs -- Variable Rate Notes

(See Notes which are an integral part of the Financial Statements)

CALIFORNIA MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)



 ASSETS:

 Total investments in securities, at amortized cost and value                                  $
178,640,461
 Cash
848,788

 Income receivable
1,818,606

 Receivable for shares sold
209,665

    Total assets
181,517,520

 LIABILITIES:

 Payable for shares redeemed                                                     $    33,055
 Income distribution payable                                                         750,856
 Accrued expenses                                                                     62,079
    Total liabilities
845,990

 NET ASSETS for 180,671,530 shares outstanding                                                 $
180,671,530
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

 INSTITUTIONAL SERVICE SHARES:

 $153,404,124 / 153,404,124 shares

outstanding                                                             $1.00

 INSTITUTIONAL SHARES:

 $27,267,406 / 27,267,406 shares

outstanding                                                               $1.00

(See Notes which are an integral part of the Financial Statements)

CALIFORNIA MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                         $

3,310,025

 EXPENSES:

 Investment advisory fee                                                             $    473,329
 Administrative personnel and services fee                                                 77,113
 Custodian fees                                                                             6,588
 Transfer and dividend disbursing agent fees and expenses                                  37,336
 Directors'/Trustees' fees                                                                  1,805
 Auditing fees                                                                              6,140
 Legal fees                                                                                 2,763
 Portfolio accounting fees                                                                 29,787
 Shareholder services fee -- Institutional Service Shares                                 206,687
 Shareholder services fee -- Institutional Shares                                          32,202
 Share registration costs                                                                  15,883
 Printing and postage                                                                       7,497
 Insurance premiums                                                                         2,522
 Miscellaneous                                                                              1,068
     Total expenses                                                                       900,720
 Waivers --

     Waiver of investment advisory fee                                  $  (468,334)
     Waiver of shareholder services fee -- Institutional Shares             (32,202)
          Total waivers and reimbursements                                               (500,536)

                   Net expenses
400,184

                    Net investment income                                                         $
2,909,841

(See Notes which are an integral part of the Financial Statements)

CALIFORNIA MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS


                                                                                 SIX MONTHS

                                                                                    ENDED
                                                                                 (UNAUDITED)        YEAR

ENDED

                                                                                  APRIL 30,

OCTOBER 31,

                                                                                     1997

1996

 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS --

 Net investment income                                                       $      2,909,841   $
3,198,194
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income

  Institutional Service Shares                                                     (2,485,682)

(2,906,707)

  Institutional Shares                                                               (424,159)

(291,487)

  Change in net assets resulting from distributions to shareholders                (2,909,841)
(3,198,194)
 SHARE TRANSACTIONS --

 Proceeds from sale of shares                                                     381,715,934
477,899,575

 Net asset value of shares issued to shareholders in payment

 of distributions declared                                                          1,107,617
907,904

 Cost of shares redeemed                                                         (354,399,455)
(423,093,903)

  Change in net assets resulting from share transactions                           28,424,096
55,713,576
  Change in net assets                                                             28,424,096
55,713,576

 NET ASSETS:

 Beginning of period                                                              152,247,434
96,533,858

 End of period                                                               $    180,671,530   $
152,247,434

(See Notes which are an integral part of the Financial Statements)

CALIFORNIA MUNICIPAL CASH TRUST

FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                      SIX MONTHS

                         ENDED                           PERIOD
                      (UNAUDITED)        YEAR ENDED       ENDED

                       APRIL 30,         OCTOBER 31,   OCTOBER 31,                      YEAR ENDED

SEPTEMBER 30,

                         1997         1996       1995    1994(A)       1994       1993      1992
1991       1990     1989(B)
 NET ASSET VALUE,
 BEGINNING OF

 PERIOD                 $ 1.00       $ 1.00    $ 1.00    $ 1.00      $ 1.00      $ 1.00    $ 1.00    $
1.00     $ 1.00    $ 1.00
 INCOME FROM

 INVESTMENT
 OPERATIONS

 Net investment

 income                   0.02         0.03      0.03     0.002        0.02        0.02      0.03
0.04       0.05      0.03
 Net realized
 loss

 on investment              --          --      (0.01)      --           --          --        --
--         --       --
 Total from
 investment

 operations               0.02         0.03      0.02     0.002        0.02        0.02      0.03
0.04       0.05      0.03
 CAPITAL CONTRIBUTIONS     --           --       0.01       --           --          --        --
--         --       --
 LESS DISTRIBUTIONS

 Distributions

 from net

 investment

 income                  (0.02)       (0.03)    (0.03)   (0.002)      (0.02)      (0.02)    (0.03)
(0.04)     (0.05)    (0.03)
 NET ASSET VALUE,

 END OF PERIOD          $ 1.00       $ 1.00    $ 1.00    $ 1.00      $ 1.00      $ 1.00    $ 1.00    $
1.00     $ 1.00    $ 1.00
 TOTAL RETURN(C)          1.53%        3.22%     3.37%     0.23%       2.07%       2.03%     2.83%
4.30%      5.38%     2.95%
 RATIOS TO AVERAGE
 NET ASSETS

 Expenses                 0.46%*       0.49%     0.59%     0.59%*      0.58%       0.54%     0.45%
0.35%      0.38%     0.40%*
 Net investment

 income                   3.04%*       3.17%     3.33%     2.71%*      2.03%       2.00%     2.76%
4.19%      5.27%     5.86%*
 Expense waiver/

 reimbursement(d)         0.49%*       0.62%     0.50%     0.44%*      0.40%       0.35%     0.58%
0.75%      0.86%     0.89%*
 SUPPLEMENTAL DATA

 Net assets, end
 of period (000

 omitted)             $153,404     $132,159   $96,534   $81,563     $74,707    $104,322   $59,709
$56,754    $50,391   $36,628

* Computed on an annualized basis.

(a) For the one month ended October 31, 1994. The fund changed its fiscal year-end from September 30, to October 31, beginning
    September 30, 1994.

(b) Reflects operations for the period from March 15, 1989 (date of initial public investment) to September 30, 1989.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

CALIFORNIA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                          SIX MONTHS

                                                                             ENDED
                                                                          (UNAUDITED)     YEAR ENDED

                                                                           APRIL 30,      OCTOBER 31,
                                                                              1997          1996(A)

 NET ASSET VALUE, BEGINNING OF PERIOD                                       $ 1.00          $ 1.00

 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                                                       0.02            0.02
 LESS DISTRIBUTIONS

  Distributions from net investment income                                   (0.02)          (0.02)
 NET ASSET VALUE, END OF PERIOD                                             $ 1.00          $ 1.00
 TOTAL RETURN(B)                                                              1.66%           2.24%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                                                    0.20%*          0.20%*
  Net investment income                                                       3.29%*          3.33%*
  Expense waiver/reimbursement(c)                                             0.74%*          0.90%*
 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)                                  $27,267         $20,089

* Computed on an annualized basis.

(a) Reflects operations for the period from March 4, 1996 (date of initial public investment) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

CALIFORNIA MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of California Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Institutional Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

  Additional information on each restricted security held at April 30, 1997 is as follows:

  SECURITY                     ACQUISITION DATE   ACQUISITION COST

  Clipper CA Tax-Exempt Trust

  (1996 Issue A)                  6/28/1996          $4,079,190

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1997, capital paid-in aggregated $180,671,530.

Transactions in shares were as follows:


                                                                                   SIX MONTHS
                                                                                      ENDED          YEAR

ENDED

                                                                                    APRIL 30,

OCTOBER 31,

 INSTITUTIONAL SERVICE SHARES                                                          1997
1996
 Shares sold                                                                       335,694,185
422,168,406

 Shares issued to shareholders in payment of distributions declared                  1,096,321
907,892
 Shares redeemed                                                                  (315,545,218)

(387,451,320)

  Net change resulting from Institutional Service Share transactions                21,245,288
35,624,978

                                                                                   SIX MONTHS
                                                                                      ENDED          YEAR

ENDED

                                                                                    APRIL 30,

OCTOBER 31,

 INSTITUTIONAL SHARES                                                                  1997
1996(A)
 Shares sold                                                                        46,021,749
55,731,169

 Shares issued to shareholders in payment of distributions declared
11,296                12

 Shares redeemed                                                                   (38,854,237)

(35,642,583)

  Net change resulting from Institutional Share transactions                         7,178,808
20,088,598
   Net change resulting from share transactions                                     28,424,096
55,713,576


(a) For the period from March 4, 1996 (date of initial public investment) to October 31, 1996.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  INTERFUND TRANSACTIONS -- During the period ended April 30, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $129,350,000 and $169,600,000, respectively.

  GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

  Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1997, 68.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 7.4% of total investments.

TRUSTEES
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd

Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Glen R. Johnson
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
  Chairman

Glen R. Johnson
  President

J. Christopher Donahue
  Executive Vice President

Edward C. Gonzales
  Executive Vice President

John W. McGonigle

  Executive Vice President, Treasurer, and Secretary
Richard B. Fisher

  Vice President
S. Elliott Cohan

  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

CALIFORNIA MUNICIPAL CASH TRUST
SEMI-ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 1997

[Graphic]
Federated Investors

Federated Securities Corp., Distributor

Cusip 314229675
Cusip 314229766
0041609 (6/97)

[Graphic]

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Maryland Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1996, through April 30, 1997. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is a convenient way to put your ready cash to work pursuing double tax-free income -- free from federal regular income tax and Maryland personal income tax* -- through a portfolio concentrated in high-quality, short-term Maryland municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the fund paid double tax-free dividends of $0.01 per share. The fund's net assets stood at $35.2 million at the end of the reporting period.

Thank you for relying on Maryland Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,
[Graphic]

Glen R. Johnson
President
June 15, 1997

* Income may be subject to the federal alternative minimum tax.

** Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S.

   government.

INVESTMENT REVIEW

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Vice

President, Federated Management

Q Can you comment on the economy and the interest rate environment during the six-month reporting period?

A Although it did not occur until near the end of the fund's semi-annual reporting period, the Federal Reserve Board (the "Fed") brought about the first change in monetary policy in over a year. On March 25, 1997, the Fed, in the face of stronger than expected demand, voted to raise the federal funds target rate from 5.25% to 5.50%. The move was viewed as being pre-emptive against the threat of future inflationary pressures possibly brought about by tight labor market conditions. Until that point, movements in interest rates reflected shifting market sentiment about the need for the Fed to move to a more restrictive policy. As the reporting period began in November 1996, the economy had been showing signs of slowing, thereby allaying the market's fears about inflation. Then, in December, the market's uneasiness was once more ignited as a string of economic statistics showed stronger growth and Fed Chairman Alan Greenspan made cautionary statements regarding inflation and "irrational exuberance" in the equity market. With inflation still appearing to be benign, the market tolerated a steady pace of growth into early 1997. However, Chairman Greenspan's Humphrey-Hawkins testimony before Congress in late February marked a turning point for the short-term money markets -- indeed the bond and equity markets as well -- as his relatively hawkish statements revealed fears at the Fed that the transitory factors that had been keeping inflation under control in the face of fairly robust growth may be coming to an end. This statement by the Fed caused a sharp reversal in interest rate movement and the market's perception about future Fed policy. The ensuing weeks brought continued evidence of persistent strength, and culminated in the Fed's action at the Federal Open Market Committee in late March.

For the first three months of the reporting period, short-term interest rates traded in a relatively narrow range as the continued friendly inflation picture provided some comfort to market participants. The yield on the six-month Treasury bill, for example, moved in a range between 5.20% and 5.35% from the beginning of November through early February.

However, short-term interest rates began to rise in late February, and by the time of the Fed tightening in late March, had built in much of the expectations regarding the Fed decision. In April, the financial markets continued to focus on the likelihood of an additional tightening move later in May, causing short-term yields to rise even further. Yields on the six-month Treasury bill rose sharply over this interim period, moving from a low of 5.20% in mid-February to a high of 5.68% in late April before falling back to 5.53% by the end of reporting period.

Q

What were your strategies for the fund during the period?

A The fund's average maturity at the beginning of the reporting period was approximately 63 days, reflecting a neutral outlook on the direction of interest rates. As the signs of strength in the economy became more apparent, and as expectation of an imminent Fed tightening grew in the first quarter of 1997, we shortened the average maturity target range to between 45 and 55 days. We also emphasized the purchase of shorter term fixed-rate paper while maintaining approximately 50-55% of the portfolio in seven-day variable rate demand notes ("VRDNs"). Seven-day VRDNs provide more portfolio responsiveness to interest rate increases.

Once an average maturity range is targeted, the portfolio attempts to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as Treasury securities. The fund's portfolio remained barbelled in structure, which combined a significant portion in seven-day variable rate demand notes and short maturity commercial paper with purchases of longer-term, six- to twelve-month Maryland exempt fixed rate notes and bonds. This portfolio structure takes advantage of the steepness of the yield curve and continues to pursue a competitive yield over time.

Q

How has the fund's yield responded to this rate environment?

A The fund's yield was affected by Fed policy (interest rate increases), changes in market expectations, as well as supply and demand imbalances unique to the municipal money markets. However, because of these imbalances the fund's yield may experience more volatility on a weekly basis than Treasury yields and taxable money fund yields. In general, yields on municipal money market funds increased during the reporting period. For the fund, the seven-day net yield on April 30, 1997 was 3.50%, compared to 3.10% at the beginning of the reporting period.* For individual investors at the highest federal, state and local brackets, the latest yield was equivalent to a taxable yield of 6.62%.

Q

Looking through 1997, what is your outlook for short-term rates?

A Although the Fed decided to hold short-term interest rates steady in the March meeting, our expectations are that the Fed will find cause to tighten monetary policy further in 1997 -- perhaps as soon as in July. It is also anticipated that the overall tightening cycle will not be long in terms of magnitude or duration. The pre-emptive move by the Fed should help to preclude the need for more aggressive action down the road by preventing the build-up of inflationary pressures. We would look to see moderately higher short-term interest rates throughout the course of the year, but not to the extent evidenced in the last tightening cycle in 1994. As such, we will likely continue in our modestly defensive stance for the portfolio until market conditions indicate otherwise.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

MARYLAND MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS

APRIL 30, 1997 (UNAUDITED)


   PRINCIPAL

AMOUNT
VALUE

 (A)SHORT-TERM MUNICIPALS -- 99.1%
               MARYLAND -- 95.1%



 $   1,000,000 Anne Arundel County, MD, EDRB (Series 1988), 3.50% CP (Baltimore
               Gas & Electric Co.), Mandatory Tender
5/21/1997                                             $       1,000,000
     1,000,000 Anne Arundel County, MD, EDRB (Series 1988), 3.60% CP (Baltimore

               Gas & Electric Co.), Mandatory Tender
5/14/1997                                                     1,000,000
     1,000,000 Anne Arundel County, MD, EDRB (Series 1988), 3.60% CP (Baltimore
               Gas & Electric Co.), Mandatory Tender

6/13/1997                                                     1,000,000

     1,475,000 Anne Arundel County, MD, Economic Development Revenue Bonds
               (Series 1996) Weekly VRDNs (Atlas Container Corporation Project)/
               (Mellon Bank N.A., Pittsburgh

LOC)                                                                  1,475,000
     1,000,000 Baltimore County, MD IDA, (Series 1994A) Weekly VRDNs (Pitts

               Realty Limited Partnership)/(PNC Bank, N.A., Delaware
LOC)                                          1,000,000

       700,000 Baltimore County, MD Port Facility Monthly VRDNs (Occidental
               Petroleum Corp.)/(Morgan Guaranty Trust Co., New York

LOC)                                            700,000
       500,000 Baltimore County, MD, Public Improvement, 5.00% Bonds,
5/1/1997                                       500,000

     1,400,000 Baltimore County, MD, Revenue Bonds (1994 Issue) Weekly VRDNs
               (Direct Marketing Associates, Inc. Facility)/(First National Bank of
               Maryland, Baltimore

LOC)                                                                            1,400,000
     1,000,000 Hartford County, MD, EDRB (Series 1996) Weekly VRDNs (Citrus
               and Allied Essences Ltd.)/(First National Bank of Maryland,
               Baltimore

LOC)                                                                                      1,000,000
     3,141,000 Hartford County, MD, (Series 1989) Weekly VRDNs (Hartford
               Commons Associates Facility)/(Nationsbank, N.A., Charlotte
LOC)                                     3,141,000

     1,300,000 Howard County, MD, Consolidated Improvement Bonds (Series 1997),
               4.25% Bonds,

2/15/1998                                                                              1,306,157

     2,000,000 Maryland Health & Higher Educational Facilities Authority, Pooled
               Loan Program Revenue Notes, 3.40% CP (John Hopkins University)/
               (Sanwa Bank Ltd., Osaka LIQ), Mandatory Tender

5/20/1997                                            2,000,000
       800,000 Maryland State Community Development Administration, (Series

               1990A) Weekly VRDNs (College Estates)/(First National Bank of
               Maryland, Baltimore

LOC)                                                                              800,000


   PRINCIPAL

AMOUNT
VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
               MARYLAND -- CONTINUED



 $   2,000,000 Maryland State Community Development Administration,
               Single Family Program Bonds (1996 Second Series), 4.00% TOBs,
               Mandatory Tender

9/1/1997                                                                   $       2,000,000
     2,000,000 Maryland State Energy Financing Administration, Annual Tender
               Solid Waste Disposal Revenue Refunding Bonds, 4.10% TOBs
               (Nevamar Corp.)/(International Paper Co. GTD), Optional
               Tender

9/1/1997                                                                                     2,000,000
     1,500,000 Maryland State Energy Financing Administration, IDRB (Series
               1988) Weekly VRDNs (Morningstar Foods, Inc.)/(Nationsbank
               of Texas, N.A.

LOC)                                                                                 1,500,000

     1,000,000 Maryland State Energy Financing Administration, Limited
               Obligation Variable Rate Demand Revenue Bonds (Series 1996)
               Weekly VRDNs (Keywell L.L.C.)/(Bank of America Illinois

LOC)                                        1,000,000

     1,500,000 Maryland State IDFA, (Series 1996) Weekly VRDNs (Chesapeake
               Biological Labs, Inc.)/(First Union National Bank, Charlotte,

               NC

LOC)                                                                                             1,500,000

     1,500,000 Maryland State IDFA, Economic Development Revenue Refunding
               Bonds (Series 1994) Weekly VRDNs (Johnson Controls,

Inc.)                                           1,500,000
     1,000,000 Montgomery County, MD Housing Opportunities Commission,

               (1996 Series A), 3.70% TOBs, Mandatory Tender
11/13/1997                                            1,000,000

     1,500,000 Montgomery County, MD, EDR Weekly VRDNs (U.S.
               Pharmacopeial Convention Facility)/(Chase Manhattan Bank N.A.,
               New York

LOC)                                                                                       1,500,000

     1,000,000 Prince George's County, MD, 7.10% Bonds (United States
               Treasury PRF), 9/1/1997

(@102)                                                                      1,031,590

     1,100,000 Prince George's County, MD, IDRB (Series 1993), 4.10% TOBs
               (International Paper Co.)/(International Paper Co. GTD), Optional
               Tender

7/15/1997                                                                                    1,100,000
     1,500,000 University of Maryland, Series A, 6.90% Bonds,
10/1/1997                                            1,519,238
     1,500,000 Wicomico County, MD, EDRB (Series 1994) Weekly VRDNs (Field

               Container Co. L.P.)/(Northern Trust Co., Chicago, IL
LOC)                                           1,500,000

Total
33,472,985

   PRINCIPAL

AMOUNT
VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
               PUERTO RICO -- 4.0%



 $   1,400,000 Puerto Rico Industrial, Medical & Environmental PCA, (Series 1983A),
               3.80% TOBs (Reynolds Metals Co.)/(ABN AMRO Bank N.V.,
               Amsterdam LOC), Optional Tender
9/1/1997                                                    $       1,400,000
                 TOTAL INVESTMENTS (AT AMORTIZED
COST)(B)                                                  $      34,872,985

Securities that are subject to Alternative Minimum Tax represent 64.0% of the portfolio as calculated based upon total portfolio market value.

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Ratings Group, MIG-1, or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1 and F-2 by Fitch Investors Service, Inc. Are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows application regulations in determining whether a security is rated and whether a security rated by multiple NRSRO's in different rating categories should be identified as a First or Second Tier security.

    At April 30, 1997, the portfolio securities were rated as follows:

    Tier Rating Percentage Based on Total Market Value (unaudited)

    FIRST TIER   SECOND TIER
      99.22%        0.78%

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($35,178,502) at April 30, 1997.

The following acronyms are used throughout this portfolio:

CP -- Commercial Paper EDR -- Economic Development Revenue EDRB -- Economic Development Revenue Bonds GTD -- Guaranty IDA -- Industrial Development Authority IDRB -- Industrial Development Revenue Bond

IDFA -- Industrial Development Finance Authority LIQ -- Liquidity
Agreement LOC -- Letter of Credit PCA -- Pollution Control Authority PRF -- Prerefunded TOBs -- Tender Option Bonds VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

MARYLAND MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1997 (UNAUDITED)


 ASSETS:

 Total investments in securities, at amortized cost and value                                   $
34,872,985
 Cash
117,628

 Income receivable
265,257

 Deferred expenses
21,244

    Total assets
35,277,114

 LIABILITIES:

 Income distribution payable                                                       $  93,809
 Accrued expenses                                                                      4,803
    Total liabilities
98,612

 NET ASSETS for 35,178,502 shares outstanding                                                   $
35,178,502
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $35,178,502 / 35,178,502 shares outstanding

$1.00

(See Notes which are an integral part of the Financial Statements)

MARYLAND MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)


 INVESTMENT INCOME:
 Interest                                                                                    $  888,089
 EXPENSES:

 Investment advisory fee                                                        $    120,857
 Administrative personnel and services fee                                            61,959
 Custodian fees                                                                        2,976
 Transfer and dividend disbursing agent fees and expenses                              9,891
 Directors'/Trustees' fees                                                               754
 Auditing fees                                                                         5,612
 Legal fees                                                                            2,203
 Portfolio accounting fees                                                            20,604
 Shareholder services fee                                                             60,428
 Share registration costs                                                             11,071
 Printing and postage                                                                  3,830
 Insurance premiums                                                                    1,478
 Taxes                                                                                   181
 Miscellaneous                                                                         6,728
     Total expenses                                                                  308,572
 Waivers and reimbursements --
     Waiver of investment advisory fee                             $  (120,857)
     Waiver of shareholder services fee                                 (2,417)
     Reimbursement of other operating expenses                         (21,919)
          Total waivers and reimbursements                                         (145,193)
                  Net expenses                                                                  163,379
                   Net investment income                                                     $  724,710

(See Notes which are an integral part of the Financial Statements)

MARYLAND MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS


                                                                SIX MONTHS

                                                                  ENDED                  YEAR ENDED
                                                               (UNAUDITED)               OCTOBER 31,

                                                              APRIL 30, 1997                1996
 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS --

 Net investment income                                       $      724,710          $     1,465,068
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                          (724,710)              (1,465,068)
 SHARE TRANSACTIONS --

 Proceeds from sale of shares                                    71,605,869              135,836,347
 Net asset value of shares issued to shareholders in payment
 of distributions declared                                          546,572                1,324,055
 Cost of shares redeemed                                        (91,259,742)            (134,274,793)
   Change in net assets resulting from share transactions       (19,107,301)               2,885,609
     Change in net assets                                       (19,107,301)               2,885,609
 NET ASSETS:

 Beginning of period                                             54,285,803               51,400,194
 End of period                                               $   35,178,502          $    54,285,803

(See Notes which are an integral part of the Financial Statements)

MARYLAND MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                              SIX MONTHS

                                                            ENDED
                                                         (UNAUDITED)

                                                          APRIL 30,           YEAR ENDED OCTOBER 31,
                                                            1997         1996         1995

1994(A)

 NET ASSET VALUE, BEGINNING OF PERIOD                      $ 1.00      $ 1.00        $ 1.00         $ 1.00
 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                                      0.01        0.03          0.03           0.01
 LESS DISTRIBUTIONS

  Distributions from net investment income                  (0.01)      (0.03)        (0.03)
(0.01)
 NET ASSET VALUE, END OF PERIOD                            $ 1.00      $ 1.00        $ 1.00         $ 1.00
 TOTAL RETURN(B)                                             1.50%       3.11%         3.36%
1.30%

 RATIOS TO AVERAGE NET ASSETS

  Expenses                                                   0.68%*      0.65%         0.65%
0.46%*
  Net investment income                                      3.00%*      3.09%         3.30%
2.68%*
  Expense waiver/reimbursement(c)                            0.60%*      0.65%         0.50%
0.53%*
 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)                 $35,179     $54,286       $51,400        $56,275

* Computed on an annualized basis.

(a) Reflects operations for the period from May 9, 1994 (date of initial public investment) to October 31, 1994. For the period from April 25, 1994 (start of business) to May 9, 1994, the fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

MARYLAND MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS

APRIL 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Maryland Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Maryland and Maryland municipalities consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DEFERRED EXPENSES -- The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the
"Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 1997, capital paid-in aggregated $35,178,502.

Transactions in shares were as follows:


                                                                                 SIX MONTHS          YEAR
                                                                                   ENDED             ENDED

                                                                                 APRIL 30,        OCTOBER

31,

                                                                                    1997             1996
 Shares sold                                                                    71,605,869

135,836,347

 Shares issued to shareholders in payment of distributions declared                546,572
1,324,055
 Shares redeemed                                                               (91,259,742)

(134,274,793)

  Net change resulting from share transactions                                 (19,107,301)
2,885,609


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  ORGANIZATIONAL EXPENSES -- Organizational and/or start-up administrative service expenses of $45,952 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational and/or start-up administrative expenses during the five-year period following effective date. For the period ended April 30, 1997, the Fund paid $5,496 pursuant to this agreement.

  INTERFUND TRANSACTIONS -- During the period ended April 30, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $38,160,000 and $54,015,000, respectively.

  GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

  Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1997, 56.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.0% of total investments.

TRUSTEES
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd

Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Glen R. Johnson
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle

Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

S. Elliott Cohan
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

MARYLAND MUNICIPAL CASH TRUST

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

APRIL 30, 1997

[Graphic]
Federated Investors

Federated Securities Corp., Distributor

Cusip 314229774
G01175-01 (6/97)

--------------------------------------------------------------------------------
                                                                        MICHIGAN

--------------------------------------------------------------------------------
                                                                       MUNICIPAL

--------------------------------------------------------------------------------
                                                                            CASH

--------------------------------------------------------------------------------
                                                                           TRUST

--------------------------------------------------------------------------------

                                                              SEMI-ANNUAL REPORT
                                                                 TO SHAREHOLDERS

                                                                  APRIL 30, 1997

Federated Investors Logo

        Cusip 314229667
        Cusip 314229725
        G01456-02 (6/97)

        Recyled Paper Logo

PRESIDENT'S MESSAGE

--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Michigan Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1996 through April 30, 1997. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Service Shares and Institutional Shares.

The fund is a convenient way to put your ready cash to work pursuing double tax free income--free from federal regular income tax* and Michigan personal income tax--through a portfolio concentrated in high-quality, short-term Michigan municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double tax free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the fund paid double tax free dividends totaling $0.02 per share for both Institutional Service Shares and Institutional Shares. The fund's net assets stood at $93.9 million at the end of the reporting period.

Thank you for relying on Michigan Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we'll continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

LOGO

Glen R. Johnson
President
June 15, 1997

 * Income may be subject to the federal alternative minimum tax.

** Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S.

   government.

INVESTMENT REVIEW

--------------------------------------------------------------------------------

An interview with the fund's portfolio manager, Mary Jo Ochson, CFA, Senior Vice

President, Federated Management

Q

     Can you comment on the economy and the interest rate environment during the six-month reporting period?

A

     Although it did not occur until near the end of the fund's semi-annual reporting period, the Federal Reserve Board (the
     "Fed") brought about the first change in monetary policy in over a year. On March 25, 1997 the Fed,

in the face of stronger than expected demand, voted to raise the federal funds target rate from 5.25% to 5.50%. The move was viewed as being pre-emptive against the threat of future inflationary pressures possibly brought about by tight labor market conditions. Until that point, movements in interest rates reflected shifting market sentiment about the need for the Fed to move to a more restrictive policy. As the reporting period began in November 1996, the economy had been showing signs of slowing, thereby allaying the market's fears about inflation. Then, in December, the market's uneasiness was once more ignited as a string of economic statistics showed stronger growth and Fed Chairman Alan Greenspan made cautionary statements regarding inflation and "irrational exuberance" in the equity market. With inflation still appearing to be benign, the market tolerated a steady pace of growth into early 1997. However, Chairman Greenspan's Humphrey-Hawkins testimony before Congress in late February marked a turning point for the short-term money markets--indeed the bond and equity markets as well--as his relatively hawkish statements revealed fears at the Fed that the transitory factors that had been keeping inflation under control in the face of fairly robust growth may be coming to an end. This statement by the Fed caused a sharp reversal in interest rate movement and the market's perception about future Fed policy. The ensuing weeks brought continued evidence of persistent strength, and culminated in the Fed's action at the Federal Open Market Committee in late March.

For the first three months of the reporting period, short-term interest rates traded in a relatively narrow range as the continued friendly inflation picture provided some comfort to market participants. The yield on the six-month Treasury bill, for example, moved in a range between 5.20% and 5.35% from the beginning of November through early February. However, short-term interest rates began to rise in late February, and by the time of the Fed tightening in late March, had built in much of the expectations regarding the Fed decision. In April, the financial markets continued to focus on the likelihood of an additional tightening move later in May, causing short-term yields to rise even further. Yields on the six-month Treasury bill rose sharply over this interim period, moving from a low of 5.20% in mid-February to a high of 5.68% in late April before falling back to 5.53% by the end of reporting period.

--------------------------------------------------------------------------------

Q

     How has the fund's yield responded to this rate environment?

A

     The yield of the fund followed the upward trend of interest rates. The seven-day net yield for the fund's Institutional
     Service Shares on April 30, 1997, was 3.68% compared to 3.22% six months ago.* The latest yield was equivalent to a 6.09% pre-tax yield. The average tax-exempt yield over the reporting period was 3.11%, which is comparable to a taxable yield of 5.15% for those investors in the highest federal tax bracket.

For the Institutional Shares, the seven-day net yield on April 30, 1997 was 3.84% compared to 3.35% six months ago.* The latest yield was the equivalent of a 6.36% taxable rate of return for investors in the highest federal tax bracket. Over the six month reporting period the tax-exempt yield averaged 3.25%, which is equivalent to a pre-tax yield of 5.38% for those same investors.

Q

     What was your strategy for managing the fund over the reporting period?

A

     As signs of strength in the economy became more apparent and as expectations of an imminent Fed tightening grew in the first quarter of 1997, we lowered the average maturity target of the fund to between 35 and

45 days. At the end of the reporting period, we stood at an average maturity of 43 days. By allowing the average maturity of the portfolio to roll inward, we were able to take advantage of higher interest rates going forward.

Once an average maturity range is targeted, the portfolio attempts to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as Treasury securities. The fund's portfolio remained barbelled in structure, which combined a significant portion in seven-day variable rate demand notes and short maturity commercial paper with purchases of longer-term, six- to twelve-month fixed rate notes. This portfolio structure continues to pursue a competitive yield over time.

Q

     With one rate increase behind us, what is your outlook for the remainder of 1997?

A

     Although the Fed decided to hold short-term interest rates steady in the March meeting, our expectations are that the Fed will find cause to tighten monetary policy further in 1997--perhaps as soon as in July. It is also anticipated that the overall tightening cycle will not be long in terms of magnitude or duration. The pre-emptive move by the Fed should help to preclude the need for more aggressive action down the road by preventing the build-up of inflationary pressures. We would look to see moderately higher short-term interest rates throughout the course of the year, but not to the extent evidenced in the last tightening cycle in 1994. As such, we will likely continue in our modestly defensive stance for the portfolio until market conditions indicate otherwise.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

MICHIGAN MUNICIPAL CASH TRUST

PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------



PRINCIPAL

  AMOUNT                                                                                  VALUE

----------        ------------------------------------------------------------------   -----------
(A) SHORT-TERM MUNICIPALS--99.3%

------------------------------------------------------------------------------------
                  MICHIGAN--88.5%

                  ------------------------------------------------------------------
$4,500,000        Auburn Hills, MI EDC, Limited Obligation Multi-Option Revenue
                  Bonds (Series 1995) Weekly VRDNs (Suburban Tool, Inc.)/
                  (Huntington National Bank, Columbus, OH LOC)                         $ 4,500,000
                  ------------------------------------------------------------------
 1,455,000        Bedford Township, MI Economic Development Corp., EDRB (Series
                  1985) Weekly VRDNs (Form-Tech Steel Inc.)/(KeyBank, N.A. LOC)          1,455,000
                  ------------------------------------------------------------------
 1,610,000        Berrien County, MI Economic Development Corp., Economic
                  Development Refunding Revenue Bonds (Series 1992), 5.45% TOBs
                  (Arlington Metals Corp.)/(American National Bank, Chicago LOC),
                  Mandatory Tender 10/1/1997                                             1,621,144
                  ------------------------------------------------------------------
 1,200,000        Bruce Township, MI Hospital Finance Authority, Adjustable Rate
                  Tender Securities (Series 1988B), 3.65% TOBs (Sisters of Charity
                  Health Care System)/(MBIA Corporation INS)/(Morgan Guaranty Trust
                  Co., New York LIQ), Optional Tender 5/1/1997                           1,200,000
                  ------------------------------------------------------------------
   750,000        Dearborn, MI Economic Development Corp, (Series 1990) Weekly VRDNs
                  (Exhibit Productions, Inc. Project)/(First of America
                  Bank--Illinois LOC)                                                      750,000
                  ------------------------------------------------------------------
 2,500,000        Fenton Area Public Schools, MI, LT GO State Aid Notes, 4.15% RANs,
                  5/1/1997                                                               2,500,000
                  ------------------------------------------------------------------
 4,500,000        Garden City, MI School District, State Aid Notes, 4.70% RANs (NBD
                  Bank, Michigan LOC), 4/1/1998                                          4,527,789
                  ------------------------------------------------------------------
 1,300,000        Melvindale, MI, 4.00% TANs, 8/15/1997                                  1,301,328
                  ------------------------------------------------------------------
 1,000,000        Michigan Higher Education Facilities Authority, Variable Rate
                  Demand Limited Obligation Revenue Bonds (Series 1997) Weekly VRDNs
                  (Davenport College of Business)/(Old Kent Bank & Trust Co., Grand
                  Rapids LOC)                                                            1,000,000
                  ------------------------------------------------------------------
 3,100,000        Michigan Job Development Authority, Limited Obligation Revenue
                  Bonds Weekly VRDNs (Andersons Project)/(Credit Lyonnais, Paris
                  LOC)                                                                   3,100,000
                  ------------------------------------------------------------------

MICHIGAN MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------



PRINCIPAL

  AMOUNT                                                                                  VALUE

----------        ------------------------------------------------------------------   -----------
(A) SHORT-TERM MUNICIPALS--CONTINUED

------------------------------------------------------------------------------------
                  MICHIGAN--CONTINUED

                  ------------------------------------------------------------------
$6,000,000        Michigan State Building Authority, (Series 1), 3.50% CP (Canadian
                  Imperial Bank of Commerce, Toronto LOC), Mandatory Tender 5/1/1997   $ 6,000,000
                  ------------------------------------------------------------------
 1,000,000        Michigan State Hospital Finance Authority, Revenue Refunding Bonds
                  (Series P), 4.00% Bonds (Sisters of Mercy Health
                  Corporation)/(MBIA Corporation INS), 8/15/1997                         1,000,999
                  ------------------------------------------------------------------
 4,870,000        Michigan State Housing Development Authority, Revenue Bonds
                  (Series A), 3.55% CP (Credit Suisse, Zurich LOC), Mandatory Tender
                  6/11/1997                                                              4,870,000
                  ------------------------------------------------------------------
 1,300,000        Michigan State, 4.50% TRANs, 9/30/1997                                 1,305,430
                  ------------------------------------------------------------------
 2,000,000        Michigan Strategic Fund Weekly VRDNs (Tesco Engineering)/

                  (Bank of Tokyo-Mitsubishi Ltd. LOC)                                    2,000,000

                  ------------------------------------------------------------------
 4,000,000        Michigan Strategic Fund, (Series 1989) Weekly VRDNs

                  (Hi-Lex Controls Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)             4,000,000
                  ------------------------------------------------------------------
 5,620,000        Michigan Strategic Fund, (Series 1991) Weekly VRDNs

                  (AGA Gas, Inc.)/(Svenska Handelsbanken, Stockholm LOC)                 5,620,000
                  ------------------------------------------------------------------
   900,000        Michigan Strategic Fund, (Series 1995) Weekly VRDNs

                  (Rood Industries, Inc. Project)/(NBD Bank, Michigan LOC)                 900,000
                  ------------------------------------------------------------------
 2,500,000        Michigan Strategic Fund, Adjustable Rate Limited Obligation
                  Revenue and Revenue Refunding Bonds (Series 1996) Weekly VRDNs
                  (C-Tec, Inc.)/(SunTrust Bank, Atlanta LOC)                             2,500,000
                  ------------------------------------------------------------------
 2,000,000        Michigan Strategic Fund, Limited Obligation PCR Bonds (Series
                  1993) Weekly VRDNs (Allied-Signal, Inc.)                               2,000,000
                  ------------------------------------------------------------------
 3,000,000        Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                  1995) Weekly VRDNs (Bear Lake Associates Project)/
                  (Old Kent Bank & Trust Co., Grand Rapids LOC)                          3,000,000
                  ------------------------------------------------------------------
 1,000,000        Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                  1995) Weekly VRDNs (Hercules Drawn Steel Corporation
                  Project)/(KeyBank, N.A. LOC)                                           1,000,000
                  ------------------------------------------------------------------

MICHIGAN MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------



PRINCIPAL

  AMOUNT                                                                                  VALUE

----------        ------------------------------------------------------------------   -----------
(A) SHORT-TERM MUNICIPALS--CONTINUED

------------------------------------------------------------------------------------
                  MICHIGAN--CONTINUED

                  ------------------------------------------------------------------
$4,070,000        Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                  1995) Weekly VRDNs (J.R. Automation Technologies Project)/ (Old
                  Kent Bank & Trust Co., Grand Rapids LOC)                             $ 4,070,000
                  ------------------------------------------------------------------
 1,020,000        Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                  1995) Weekly VRDNs (RSR Project)/(Old Kent Bank & Trust Co., Grand
                  Rapids LOC)                                                            1,020,000
                  ------------------------------------------------------------------
 1,000,000        Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                  1995) Weekly VRDNs (United Waste Systems, Inc.)/(Bank of America
                  Illinois LOC)                                                          1,000,000
                  ------------------------------------------------------------------
   900,000        Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                  1996) Weekly VRDNs (ACI Properties, L.L.C. Project)/
                  (Comerica Bank, Detroit, MI LOC)                                         900,000
                  ------------------------------------------------------------------
   945,000        Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                  1996) Weekly VRDNs (Akemi, Inc.)/
                  (Comerica Bank, Detroit, MI LOC)                                         945,000
                  ------------------------------------------------------------------
 1,000,000        Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                  1996) Weekly VRDNs (Echo Properties, L.L.C. Project)/
                  (Comerica Bank, Detroit, MI LOC)                                       1,000,000
                  ------------------------------------------------------------------
 2,700,000        Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                  1996) Weekly VRDNs (G & T Real Estate Investments Co.,
                  L.L.C.)/(NBD Bank, Michigan LOC)                                       2,700,000
                  ------------------------------------------------------------------
 1,000,000        Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                  1996) Weekly VRDNs (Inalfa-Hollandia, Inc.)/
                  (Comerica Bank, Detroit, MI LOC)                                       1,000,000
                  ------------------------------------------------------------------
 4,300,000        Michigan Strategic Fund, Limited Obligation Revenue Bonds Weekly
                  VRDNs (Hess Industries, Inc.)/(Norwest Bank Minnesota, Minneapolis
                  LOC)                                                                   4,300,000
                  ------------------------------------------------------------------
 2,125,000        Michigan Strategic Fund, Variable Rate Demand Limited Obligation
                  Revenue Bonds (Series 1996) Weekly VRDNs (R.H. Wyner Associates,
                  Inc.)/(State Street Bank and Trust Co. LOC)                            2,125,000
                  ------------------------------------------------------------------
 1,000,000        Walled Lake, MI Consolidated School District, 3.65% Bonds (MBIA
                  Corporation INS), 5/1/1997                                             1,000,000
                  ------------------------------------------------------------------

MICHIGAN MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------



PRINCIPAL

  AMOUNT                                                                                  VALUE

----------        ------------------------------------------------------------------   -----------
(A) SHORT-TERM MUNICIPALS--CONTINUED

------------------------------------------------------------------------------------
                  MICHIGAN--CONTINUED

                  ------------------------------------------------------------------
$5,000,000        Wayne County, MI Downriver Sewage Disposal System, (1994 Series
                  B), 3.50% CP (Wayne County, MI) /(Comerica Bank, Detroit, MI LOC),
                  Mandatory Tender 6/10/1997                                           $ 5,000,000
                  ------------------------------------------------------------------
 1,900,000        Wayne County, MI , Airport Revenue Refunding Bonds (Series 1996A)
                  Weekly VRDNs (Detroit Metropolitan Wayne County Airport)/
                  (Bayerische Landesbank Girozentrale LOC)                               1,900,000
                  ------------------------------------------------------------------   -----------
                  TOTAL MICHIGAN                                                        83,111,690

                  ------------------------------------------------------------------   -----------
                  PUERTO RICO--9.7%

                  ------------------------------------------------------------------
 1,000,000        Commonwealth of Puerto Rico, Public Improvement Bonds, 7.25% Bonds
                  (United States Treasury PRF), 7/1/1997 (@102)                          1,026,046
                  ------------------------------------------------------------------
 7,000,000        Commonwealth of Puerto Rico, Series 1997A, 4.00% TRANs, 7/30/1997      7,009,660
                  ------------------------------------------------------------------
 1,075,000        Puerto Rico Industrial, Medical & Environmental PCA, Pollution
                  Control Facilities Financing Authority (Series 1983A), 3.75% TOBs
                  (Schering Plough Corp.)/(Morgan Guaranty Trust Co., New York LOC),
                  Optional Tender 12/1/1997                                              1,075,916
                  ------------------------------------------------------------------   -----------
                  TOTAL PUERTO RICO                                                      9,111,622

                  ------------------------------------------------------------------   -----------

MICHIGAN MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------



PRINCIPAL

  AMOUNT                                                                                  VALUE

----------        ------------------------------------------------------------------   -----------
(A) SHORT-TERM MUNICIPALS--CONTINUED

------------------------------------------------------------------------------------
                  VIRGIN ISLANDS--1.1%

                  ------------------------------------------------------------------
$1,000,000        Virgin Islands HFA, Single Family Mortgage Revenue Refunding Bonds
                  (1995 Series B), 3.75% TOBs (FGIC INV), Mandatory Tender 6/1/1997    $ 1,000,000
                  ------------------------------------------------------------------   -----------
                  TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                             $93,223,312

                  ------------------------------------------------------------------   -----------

At April 30, 1997, 53.3% of the total investments at market value were subject to alternative minimum tax.

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Ratings Group, MIG-1, or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At April 30, 1997, the portfolio securities were rated as follows:

    Tier Rating Percentage Based on Total Market Value (unaudited)


     FIRST TIER      SECOND TIER

    ------------    -------------
        100%             0%


(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($93,931,435) at April 30, 1997.

MICHIGAN MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:


CP -- Commercial Paper EDC -- Economic Development Commission EDRB --
Economic Development Revenue Bonds FGIC -- Financial Guaranty
Insurance Company GO -- General Obligation HFA -- Housing Finance
Authority INS -- Insured INV -- Investment Agreement LIQ -- Liquidity
Agreement LOC -- Letter of Credit LT -- Limited Tax MBIA -- Municipal
Bond Investors Assurance PCA -- Pollution Control Authority PCR --
Pollution Control Revenue PRF -- Prerefunded RANs -- Revenue
Anticipation Notes TANs -- Tax Anticipation Notes TOBs -- Tender
Option Bonds TRANs -- Tax and Revenue Anticipation Notes VRDNs --
Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

MICHIGAN MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------



ASSETS:

--------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                        $93,223,312
--------------------------------------------------------------------------------
Cash                                                                                    238,774

--------------------------------------------------------------------------------
Income receivable                                                                       755,330

--------------------------------------------------------------------------------
Deferred expenses                                                                         6,160

--------------------------------------------------------------------------------    -----------
     Total assets                                                                    94,223,576

--------------------------------------------------------------------------------
LIABILITIES:

--------------------------------------------------------------------------------
Income distribution payable                                             $283,379

---------------------------------------------------------------------
Accrued expenses                                                           8,762

---------------------------------------------------------------------   --------
     Total liabilities                                                                  292,141

--------------------------------------------------------------------------------    -----------
NET ASSETS for 93,931,435 shares outstanding                                        $93,931,435
--------------------------------------------------------------------------------    -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

--------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES:

--------------------------------------------------------------------------------
$84,508,366 / 84,508,366 shares outstanding                                               $1.00
--------------------------------------------------------------------------------    -----------
INSTITUTIONAL SHARES:

--------------------------------------------------------------------------------
$9,423,069 / 9,423,069 shares outstanding                                                 $1.00
--------------------------------------------------------------------------------    -----------

(See Notes which are an integral part of the Financial Statements)

MICHIGAN MUNICIPAL CASH TRUST

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------


INVESTMENT INCOME:

-----------------------------------------------------------------------------------
Interest                                                                               $2,148,569

-----------------------------------------------------------------------------------
EXPENSES:

-----------------------------------------------------------------------------------
Investment advisory fee                                                   $ 295,106
----------------------------------------------------------------------
Administrative personnel and services fee                                    75,674

----------------------------------------------------------------------
Custodian fees                                                                3,502

----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                     39,677
----------------------------------------------------------------------
Directors'/Trustees' fees                                                     1,028

----------------------------------------------------------------------
Auditing fees                                                                 5,859

----------------------------------------------------------------------
Legal fees                                                                    2,639

----------------------------------------------------------------------
Portfolio accounting fees                                                    22,838

----------------------------------------------------------------------
Shareholder services fee-Institutional Service Shares                       132,876

----------------------------------------------------------------------
Shareholder services fee-Institutional Shares                                14,677

----------------------------------------------------------------------
Share registration costs                                                     17,651

----------------------------------------------------------------------
Printing and postage                                                          8,139

----------------------------------------------------------------------
Insurance premiums                                                              679

----------------------------------------------------------------------
Miscellaneous                                                                 1,761

----------------------------------------------------------------------    ---------
     Total expenses                                                         622,106

----------------------------------------------------------------------
Waivers--

----------------------------------------------------------------------
  Waiver of investment advisory fee                          $(245,746)

----------------------------------------------------------
  Waiver of shareholder services fee-Institutional Service
  Shares                                                       (56,868)

----------------------------------------------------------
  Waiver of shareholder services fee-Institutional Shares      (14,677)

----------------------------------------------------------   ---------
     Total waivers                                                         (317,291)

----------------------------------------------------------------------    ---------
          Net expenses                                                                    304,815

-----------------------------------------------------------------------------------    ----------
               Net investment income                                                   $1,843,754

-----------------------------------------------------------------------------------    ----------

(See Notes which are an integral part of the Financial Statements)

MICHIGAN MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                         SIX MONTHS ENDED
                                                           (UNAUDITED)         YEAR ENDED

                                                          APRIL 30, 1997    OCTOBER 31, 1996

                                                         ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:

------------------------------------------------------
OPERATIONS--

------------------------------------------------------
Net investment income                                     $    1,843,754      $   2,173,858
------------------------------------------------------   ----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS--

------------------------------------------------------
Distributions from net investment income

------------------------------------------------------
  Institutional Service Shares                                (1,652,754)        (1,958,685)
------------------------------------------------------
  Institutional Shares                                          (191,000)          (215,173)
------------------------------------------------------   ----------------   -----------------
     Change in net assets resulting from distributions

     to shareholders                                          (1,843,754)        (2,173,858)
------------------------------------------------------   ----------------   -----------------
SHARE TRANSACTIONS--

------------------------------------------------------
Proceeds from sale of shares                                 410,552,935        318,706,288
------------------------------------------------------
Net asset value of shares issued to shareholders in

payment of distributions declared                              1,126,686          1,590,062
------------------------------------------------------
Cost of shares redeemed                                     (421,637,315)      (246,540,494)
------------------------------------------------------   ----------------   -----------------
     Change in net assets resulting from share

     transactions                                             (9,957,694)        73,755,856
------------------------------------------------------   ----------------   -----------------
          Change in net assets                                (9,957,694)        73,755,856
------------------------------------------------------
NET ASSETS:

------------------------------------------------------
Beginning of period                                          103,889,129         30,133,273
------------------------------------------------------   ----------------   -----------------
End of period                                             $   93,931,435      $ 103,889,129
------------------------------------------------------   ----------------   -----------------

(See Notes which are an integral part of the Financial Statements)

MICHIGAN MUNICIPAL CASH TRUST

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                SIX MONTHS
                                                                   ENDED          YEAR ENDED

                                                                (UNAUDITED)       OCTOBER 31,

                                                                 APRIL 30,     -----------------
                                                                   1997         1996     1995(A)

                                                                -----------    ------    -------
NET ASSET VALUE, BEGINNING OF PERIOD                              $  1.00      $ 1.00    $ 1.00
-------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

-------------------------------------------------------------
  Net investment income                                              0.02        0.03      0.01
-------------------------------------------------------------
LESS DISTRIBUTIONS

-------------------------------------------------------------
  Distributions from net investment income                          (0.02)      (0.03)    (0.01)
-------------------------------------------------------------    --------      ------    -------
NET ASSET VALUE, END OF PERIOD                                    $  1.00      $ 1.00    $ 1.00
-------------------------------------------------------------    --------      ------    -------
TOTAL RETURN(B)                                                      1.56%       3.26%     1.35%
-------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

-------------------------------------------------------------
  Expenses                                                           0.53%*      0.50%     0.32% *
-------------------------------------------------------------
  Net investment income                                              3.11%*      3.21%     3.67% *
-------------------------------------------------------------
  Expense waiver/reimbursement(c)                                    0.52%*      0.76%     1.63% *
-------------------------------------------------------------
SUPPLEMENTAL DATA

-------------------------------------------------------------
  Net assets, end of period (000 omitted)                           $84,508    $92,275   $30,133
-------------------------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from June 20, 1995 (date of initial public investment) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

MICHIGAN MUNICIPAL CASH TRUST

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                   SIX MONTHS       PERIOD
                                                                      ENDED          ENDED

                                                                   (UNAUDITED)    OCTOBER 31,

                                                                    APRIL 30,     -----------
                                                                      1997          1996(A)

                                                                   -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $ 1.00         $ 1.00
----------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

----------------------------------------------------------------
  Net investment income                                                 0.02           0.02
----------------------------------------------------------------
LESS DISTRIBUTIONS

----------------------------------------------------------------
  Distributions from net investment income                             (0.02)         (0.02)
----------------------------------------------------------------    --------       --------
NET ASSET VALUE, END OF PERIOD                                       $  1.00        $  1.00
----------------------------------------------------------------    --------       --------
TOTAL RETURN(B)                                                         1.63%          2.19%
----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

----------------------------------------------------------------
  Expenses                                                              0.39%*         0.37%*
----------------------------------------------------------------
  Net investment income                                                 3.25%*         3.40%*
----------------------------------------------------------------
  Expense waiver/reimbursement(c)                                       0.67%*         0.89%*
----------------------------------------------------------------
SUPPLEMENTAL DATA

----------------------------------------------------------------
  Net assets, end of period (000 omitted)                               $9,423        $11,614
----------------------------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from March 2, 1996 (date of initial public investment) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

MICHIGAN MUNICIPAL CASH TRUST

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

1.  ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Michigan Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Institutional Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income tax imposed by the State of Michigan consistent with stability of principal.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the

MICHIGAN MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------

     amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

3.  SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the
"Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 1997, capital paid-in aggregated $93,931,435.

Transactions in shares were as follows:


                                                     SIX MONTHS ENDED          YEAR ENDED

           INSTITUTIONAL SERVICE SHARES               APRIL 30, 1997        OCTOBER 31, 1996
--------------------------------------------------   -----------------    --------------------
Shares sold                                              384,750,386           286,548,847
--------------------------------------------------
Shares issued to shareholders in payment of

distributions declared                                     1,115,265             1,585,481
--------------------------------------------------
Shares redeemed                                         (393,632,742)         (225,992,144)
--------------------------------------------------   ---------------      -----------------
  Net change resulting from Institutional Service

  Share transactions                                      (7,767,091)           62,142,184
--------------------------------------------------   ---------------      -----------------


                                                     SIX MONTHS ENDED         PERIOD ENDED

               INSTITUTIONAL SHARES                   APRIL 30, 1997      OCTOBER 31, 1996(A)
--------------------------------------------------   -----------------    --------------------
Shares sold                                              25,802,549             32,157,441
--------------------------------------------------
Shares issued to shareholders in payment of

distributions declared                                       11,421                  4,581
--------------------------------------------------
Shares redeemed                                         (28,004,573)           (20,548,350)
--------------------------------------------------   ---------------      ----------------
  Net change resulting from Institutional Share

  transactions                                           (2,190,603)            11,613,672
--------------------------------------------------   --------------        ---------------
     Net change resulting from Share transactions        (9,957,694)            73,755,856
--------------------------------------------------   --------------        ---------------

(a) For the period from March 2, 1996 (date of initial public investment) to October 31, 1996.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

MICHIGAN MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------

     ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

     SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

     TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

     PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     ORGANIZATIONAL EXPENSES--Organizational expenses of $20,243 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five year period following the effective date. For the period ended April 30, 1997, the Fund paid $1,597 pursuant to this agreement.

     INTERFUND TRANSACTIONS--During the period ended April 30, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $198,165,000 and $219,024,000 respectively.

     GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

MICHIGAN MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------

5.  CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1997, 82.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 12.9% of total investments.


TRUSTEES                                        OFFICERS

---------------------------------------------------------------------------------------------
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                Chairman
John T. Conroy, Jr.                             Glen R. Johnson
William J. Copeland                             President
James E. Dowd                                   J. Christopher Donahue
Lawrence D. Ellis, M.D.                         Executive Vice President
Edward L. Flaherty, Jr.                         Edward C. Gonzales
Glen R. Johnson                                 Executive Vice President
Peter E. Madden                                 John W. McGonigle
Gregor F. Meyer                                 Executive Vice President,
John E. Murray, Jr.                             Treasurer, and Secretary
Wesley W. Posvar                                Richard B. Fisher
Marjorie P. Smuts                               Vice President
                                                S. Elliott Cohan

                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

--------------------------------------------------------------------------------
                                                                         GEORGIA

--------------------------------------------------------------------------------
                                                                       MUNICIPAL

--------------------------------------------------------------------------------
                                                                            CASH

--------------------------------------------------------------------------------
                                                                           TRUST

--------------------------------------------------------------------------------

                                                              SEMI-ANNUAL REPORT
                                                                 TO SHAREHOLDERS

                                                                  APRIL 30, 1997

Federated Investors Logo

        Cusip 314229691
        G01478-01 (6/97)

        Recyled Paper Logo

PRESIDENT'S MESSAGE

--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Georgia Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1996 through April 30, 1997. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is a convenient way to keep your ready cash pursuing double tax-free income--free from federal regular income tax and Georgia income tax*--through a portfolio concentrated in high-quality, short-term Georgia municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the fund paid double tax-free dividends totaling $0.02 per share. The fund's net assets stood at $155.1 million at the end of the reporting period.

Thank you for relying on Georgia Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we'll continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

LOGO

Glen R. Johnson
President
June 15, 1997

 * Income may be subject to the federal alternative minimum tax.

** Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S.

   government.

INVESTMENT REVIEW

--------------------------------------------------------------------------------

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Vice

President, Federated Management

Q

     Can you comment on the economy and the interest rate environment during the six month reporting period?

A

     Although it did not occur until near the end of the fund's semi-annual reporting period, the Federal Reserve Board (the
     "Fed") brought about the first change in monetary policy in over a year. On March 25, 1997 the Fed,

in the face of stronger than expected demand, voted to raise the federal funds target rate from 5.25% to 5.50%. The move was viewed as being pre-emptive against the threat of future inflationary pressures possibly brought about by tight labor market conditions. Until that point, movements in interest rates reflected shifting market sentiment about the need for the Fed to move to a more restrictive policy. As the reporting period began in November 1996, the economy had been showing signs of slowing, thereby allaying the market's fears about inflation. Then, in December, the market's uneasiness was once more ignited as a string of economic statistics showed stronger growth and Fed Chairman Alan Greenspan made cautionary statements regarding inflation and "irrational exuberance" in the equity market. With inflation still appearing to be benign, the market tolerated a steady pace of growth into early 1997. However, Chairman Greenspan's Humphrey-Hawkins testimony before Congress in late February marked a turning point for the short-term money markets--indeed the bond and equity markets as well--as his relatively hawkish statements revealed fears at the Fed that the transitory factors that had been keeping inflation under control in the face of fairly robust growth may be coming to an end. This statement by the Fed caused a sharp reversal in interest rate movement and the market's perception about future Fed policy. The ensuing weeks brought continued evidence of persistent strength, and culminated in the Fed's action at the Federal Open Market Committee in late March.

For the first three months of the reporting period, short-term interest rates traded in a relatively narrow range as the continued friendly inflation picture provided some comfort to market participants. The yield on the six-month Treasury bill, for example, moved in a range between 5.20% and 5.35% from the beginning of November through early February. However, short-term interest rates began to rise in late February, and by the time of the Fed tightening in late March, had built in much of the expectations regarding the Fed decision. In April, the financial markets continued to focus on the likelihood of an additional tightening move later in May, causing short-term yields to rise even further. Yields on the six-month Treasury bill rose sharply over this interim period, moving from a low of 5.20% in mid-February to a high of 5.68% in late April before falling back to 5.53% by the end of reporting period.

--------------------------------------------------------------------------------

Q

     What were your strategies for the fund during the reporting period?

A

     The fund's average maturity at the beginning of the reporting period was approximately 53 days, reflecting a neutral outlook on the direction of interest rates. As signs of strength in the economy became more apparent, and as expectation of an imminent Fed tightening grew in the first quarter of 1997, we shortened the average maturity target range to between 35 and 45 days. We also emphasized the purchase of shorter term fixed-rate paper while increasing the percentage of the portfolio in seven-day variable rate demand notes ("VRDNs"). Seven-day VRDNs provide more portfolio responsiveness to interest rate increases.

Once an average maturity range is targeted, the portfolio attempts to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as treasury securities. The fund's portfolio remained barbelled in structure, which combined a significant portion in seven-day VRDNs and short maturity commercial paper with purchases of longer-term, six-to twelve-month Georgia exempt fixed rate notes and bonds. This portfolio structure takes advantage of the steepness of the yield curve and continues to pursue a competitive yield over time.

Q

     How has the fund's yield responded to this rate environment?

A

     The fund's yield was affected by Fed policy (interest rate increases), changes in market expectations, as well as supply and demand imbalances unique to the municipal money markets. However, because of these imbalances the fund's yield may experience more volatility on a weekly basis than Treasury yields and taxable money fund yields. In general, yields on municipal money market funds rose over the reporting period. For the fund, the seven-day net yield on April 30, 1997 was 3.92%, compared to 3.19% at the beginning of the reporting period.* For individual investors at the highest federal and state tax brackets, the latest yield was equivalent to a taxable yield of 7.21%.

Q

     Looking through 1997, what is your outlook for short-term rates?

A

     Although the Fed decided to hold short-term interest rates steady in the March meeting, our expectations are that the Fed will find cause to tighten monetary policy further in 1997 - perhaps as soon as in July. It is also anticipated that the overall tightening cycle will not be long in terms of magnitude or duration. The pre-emptive move by the Fed should help to preclude the need for more aggressive action down the road by preventing the build-up of inflationary pressures. We would look to see moderately higher short-term interest rates throughout the course of the year, but not to the extent evidenced in the last tightening cycle in 1994. As such, we will likely continue in our modestly defensive stance for the portfolio until market conditions indicate otherwise.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

GEORGIA MUNICIPAL CASH TRUST

PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------



PRINCIPAL

  AMOUNT                                                                                 VALUE

----------        -----------------------------------------------------------------   ------------
(A)SHORT-TERM MUNICIPALS--99.5%

-----------------------------------------------------------------------------------
                  GEORGIA--99.5%

                  -----------------------------------------------------------------
$4,400,000        Athens-Clarke County, GA IDA, (Series 1988), 3.55% CP (Rhone
                  Merieux, Inc. Project)/(Societe Generale, Paris LOC), Mandatory
                  Tender 5/19/1997                                                    $  4,400,000
                  -----------------------------------------------------------------
 1,600,000        Atlanta, GA, Urban Residential Finance Authority, Multifamily
                  Housing Revenue Bonds (Series 1995) Weekly VRDNs (West End
                  Housing Development Project)/(First Union National Bank,
                  Charlotte, N.C. LOC)                                                   1,600,000
                  -----------------------------------------------------------------
 4,800,000        Atlanta, GA, Urban Residential Finance Authority, Multifamily
                  Rental Housing Revenue Refunding Bonds (Series 1988A), 4.30% TOBs
                  (West Paces Club Towers Project)/(Sanwa Bank Ltd., Osaka LOC),
                  Optional Tender 5/1/1997                                               4,800,000
                  -----------------------------------------------------------------
 2,370,000        Brunswick and Glynn County, GA Development Authority,
                  Multi-Mode Variable Rate IDRB's (Series 1996) Weekly VRDNs
                  (Daewoo Equipment Corp.)/(KeyBank, N.A. LOC)                           2,370,000
                  -----------------------------------------------------------------
 3,865,000        Brunswick, GA, Housing Authority, (Series S93) Weekly VRDNs

                  (Island Square Apartments)/(Columbus Bank and Trust Co., GA LOC)       3,865,000

                  -----------------------------------------------------------------
 1,850,000        Carrolton, GA Payroll Development Authority, (Series 1993)
                  Weekly VRDNs (Sunox, Inc. Project)/(First Union National Bank,
                  Charlotte, N.C. LOC)                                                   1,850,000
                  -----------------------------------------------------------------
 2,000,000        Chatam County, GA Hospital Authority, (Series A), 4.15% Bonds
                  (Memorial Medical Center; Savannah, GA)/(AMBAC INS), 1/1/1998          2,007,142
                  -----------------------------------------------------------------
 1,885,000        Cherokee County, GA Development Authority, IDRB Weekly VRDNs
                  (Morrison Products, GA)/(KeyBank, N.A. LOC)                            1,885,000
                  -----------------------------------------------------------------
   500,000        Clarke County, GA Hospital Authority, 3.90% Bonds

                  (Athens Medic Centr)/(MBIA INS), 1/1/1998                                500,000

                  -----------------------------------------------------------------
 3,000,000        Clayton County, GA Development Authority, (Series 1994)
                  Weekly VRDNs (Lear Seating Corp.)/(Chase Manhattan Bank N.A.,
                  New York LOC)                                                          3,000,000
                  -----------------------------------------------------------------

GEORGIA MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------



PRINCIPAL

  AMOUNT                                                                                 VALUE

----------        -----------------------------------------------------------------   ------------
(A)SHORT-TERM MUNICIPALS--CONTINUED

-----------------------------------------------------------------------------------
                  GEORGIA--CONTINUED

                  -----------------------------------------------------------------
$2,550,000        Clayton County, GA Housing Authority, Revenue Refunding Bonds
                  (Series 1992) Weekly VRDNs (Oxford Townhomes Project)/
                  (Amsouth Bank N.A., Birmingham LOC)                                 $  2,550,000
                  -----------------------------------------------------------------
 2,955,000        Cobb County, GA IDA Weekly VRDNs (Atlanta RDC Co.)/

                  (First Union National Bank, Charlotte, N.C. LOC)                       2,955,000
                  -----------------------------------------------------------------
 1,800,000        Cobb County, GA IDA, IDRB (Series 1995) Weekly VRDNs
                  (Consolidated Engineering Company, Inc. Project)/

                  (NationsBank, South LOC)                                               1,800,000

                  -----------------------------------------------------------------
 2,500,000        Cobb County, GA School District, 5.00% Bonds, 2/1/1998                 2,525,636
                  -----------------------------------------------------------------
 1,365,000        Cobb County, GA, Water & Sewer, 5.00% Bonds, 7/1/1997                  1,367,434
                  -----------------------------------------------------------------
   970,000        Columbia County, GA Development Authority, (Series 1991) Weekly
                  VRDNs (Augusta Sportswear, Inc.)/(Wachovia Bank of Georgia NA,
                  Atlanta LOC)                                                             970,000
                  -----------------------------------------------------------------
 1,070,000        Columbus, GA IDA Industrial & Port Development Commission,
                  (Series 1992) Weekly VRDNs (Maine Street Village Partnership)/
                  (Columbus Bank and Trust Co., GA LOC)                                  1,070,000
                  -----------------------------------------------------------------
 1,185,000        Columbus, GA IDA, (Series 90B) Weekly VRDNs

                  (R. P. Real Estate, Inc.)/(Columbus Bank and Trust Co., GA LOC)        1,185,000

                  -----------------------------------------------------------------
 2,000,000        Conyers-Rockdale-Big Haynes, GA Impoundment Authority, (Series
                  1997), 3.75% BANs, 12/31/1997                                          2,000,643

                  -----------------------------------------------------------------
 3,000,000        Coweta County, GA IDA, (Series 1995) Weekly VRDNs

                  (Lanelco L.L.C. Project)/(NBD Bank, Michigan LOC)                      3,000,000
                  -----------------------------------------------------------------
 1,000,000        Coweta County, GA Residential Care Facilities for the Elderly,
                  First Lien Revenue Bonds (Series 1996B) Weekly VRDNs (Wesley
                  Woods of Newman-Peachtree City, Inc. Project)/(Banque Paribas,
                  Paris LOC)                                                             1,000,000
                  -----------------------------------------------------------------
 6,000,000        Crisp County, GA Development Authority, (Series B), 4.10% TOBs
                  (Masonite Corporation)/(International Paper Co. GTD), Optional
                  Tender 9/1/1997                                                        6,000,000
                  -----------------------------------------------------------------
 1,580,000        De Kalb County, GA Development Authority, (Series 1992)
                  Weekly VRDNs (House of Cheatham, Inc. Project)/

                  (NationsBank, South LOC)                                               1,580,000

                  -----------------------------------------------------------------

GEORGIA MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------



PRINCIPAL

  AMOUNT                                                                                 VALUE

----------        -----------------------------------------------------------------   ------------
(A)SHORT-TERM MUNICIPALS--CONTINUED

-----------------------------------------------------------------------------------
                  GEORGIA--CONTINUED

                  -----------------------------------------------------------------
$  600,000        De Kalb County, GA Development Authority, (Series 1993) Weekly
                  VRDNs (Pet, Inc.)/(PNC Bank, N.A. LOC)                              $    600,000
                  -----------------------------------------------------------------
 1,250,000        De Kalb County, GA Development Authority, (Series 1996) Weekly
                  VRDNs (DeKalb Steel, Inc.)/(SouthTrust Bank of Georgia, Atlanta
                  LOC)                                                                   1,250,000
                  -----------------------------------------------------------------
 4,000,000        De Kalb County, GA Multi-Family Housing Authority, Multifamily
                  Housing Revenue Bonds (Series 1996) Weekly VRDNs (Bryton Hill
                  Apartments)/(PNC Bank, Kentucky LOC)                                   4,000,000
                  -----------------------------------------------------------------
 1,000,000        Forsythe County, GA Development Authority, IDRB (Series 1995)
                  Weekly VRDNs (American BOA, Inc. Project)/(Dresdner Bank Ag,
                  Frankfurt LOC)                                                         1,000,000
                  -----------------------------------------------------------------
 6,100,000        Franklin County, GA Industrial Building Authority, (Series 1995)
                  Weekly VRDNs (Bosal Industries, Inc.)/(ABN AMRO Bank N.V.,
                  Amsterdam LOC)                                                         6,100,000
                  -----------------------------------------------------------------
 1,660,000        Fulton County, GA Housing Authority, (Series 1996) Weekly VRDNs
                  (Champions Green Apartments Project)/(SouthTrust Bank of Alabama,
                  Birmingham LOC)                                                        1,660,000
                  -----------------------------------------------------------------
 2,335,000        Fulton County, GA Housing Authority, Multifamily Housing Revenue
                  Bonds (Series 1993) Weekly VRDNs (Provence North Apartments
                  Project)/(Federal Home Loan Bank of Atlanta LOC)                       2,335,000
                  -----------------------------------------------------------------
 2,200,000        Fulton County, GA IDA Weekly VRDNs (Automatic Data Processing,
                  Inc.)                                                                  2,200,000
                  -----------------------------------------------------------------
 3,300,000        Fulton County, GA IDA Weekly VRDNs (C.K.S. Packaging, Inc.)/
                  (SouthTrust Bank of Georgia, Atlanta LOC)                              3,300,000
                  -----------------------------------------------------------------
 1,000,000        Fulton County, GA School District, 7.625% Bonds (United States
                  Treasury PRF), 5/1/1997 (@103)                                         1,030,000
                  -----------------------------------------------------------------
   300,000        Gainesville, GA Redevelopment Authority, IDRB (Series 1986)
                  Weekly VRDNs (Hotel of Gainesville Associates Project)/
                  (Regions Bank, Alabama LOC)                                              300,000
                  -----------------------------------------------------------------
 1,750,000        Georgia Environmental Facilities Authority, (Series 1992), 6.10%
                  Bonds (Georgia State), 7/1/1997                                        1,757,178
                  -----------------------------------------------------------------

GEORGIA MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------



PRINCIPAL

  AMOUNT                                                                                 VALUE

----------        -----------------------------------------------------------------   ------------
(A)SHORT-TERM MUNICIPALS--CONTINUED

-----------------------------------------------------------------------------------
                  GEORGIA--CONTINUED

                  -----------------------------------------------------------------
$2,000,000        Georgia Municipal Electric Authority, (Series P), 8.125% Bonds
                  (United States Treasury PRF), 1/1/1998 (@102)                       $  2,096,634
                  -----------------------------------------------------------------
 2,000,000        Georgia Ports Authority, (Series 1996A) Weekly VRDNs

                  (Colonel's Island Terminal)/(SunTrust Bank, Atlanta LOC)               2,000,000
                  -----------------------------------------------------------------
 6,345,000    (b) Georgia State HFA, (Series 1990C), 3.70% TOBs (First National
                  Bank of Chicago LIQ), Optional Tender 6/1/1997                         6,345,000
                  -----------------------------------------------------------------
 5,190,000        Georgia State Municipal Gas Authority, Gas Revenue Bonds (Series
                  D), 3.65% CP (Wachovia Bank of NC, NA, Winston-Salem LOC),
                  Mandatory Tender 7/24/1997                                             5,190,000
                  -----------------------------------------------------------------
 5,800,000        Gwinnett County, GA IDA Daily VRDNs (Volvo AB)/(Union Bank of
                  Switzerland, Zurich LOC)                                               5,800,000
                  -----------------------------------------------------------------
 3,300,000        Gwinnett County, GA IDA, (Series 1996) Weekly VRDNs

                  (Sidel, Inc. Project)/(NationsBank, South LOC)                         3,300,000

                  -----------------------------------------------------------------
 6,750,000        Jackson County, GA IDA, (Series 1996) Weekly VRDNs (Buhler
                  Quality Yarns Corporation Project)/(Union Bank of Switzerland,
                  Zurich LOC)                                                            6,750,000
                  -----------------------------------------------------------------
 3,180,000        La Grange, GA, Multi-Family Housing Authority, Revenue Bonds,
                  4.25% TOBs (Lee's Crossing Project Phase II), Optional Tender
                  5/1/1997                                                               3,180,000
                  -----------------------------------------------------------------
 3,000,000        La Grange, GA, Multi-Family Housing Authority, Revenue Bonds,
                  4.25% TOBs (Lee's Crossing Project Phase I), Optional Tender
                  5/1/1997                                                               3,000,000
                  -----------------------------------------------------------------
 4,000,000        Lowndes County Schools, GA, 3.88% TANs, 12/31/1997                     4,002,074
                  -----------------------------------------------------------------
   940,000        Macon-Bibb County, GA Industrial Authority, IDRB (Series 1990)
                  Weekly VRDNs (Diamond Plastics Corporation Project)/
                  (Nationsbank, N.A., Charlotte LOC)                                       940,000
                  -----------------------------------------------------------------
 1,280,000        Macon-Bibb County, GA Urban Development Authority, Refunding
                  Revenue Bonds (Series 1995) Weekly VRDNs (Macon Hotel Investors
                  Project)/(NBD Bank, Michigan LOC)                                      1,280,000
                  -----------------------------------------------------------------

GEORGIA MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------



PRINCIPAL

  AMOUNT                                                                                 VALUE

----------        -----------------------------------------------------------------   ------------
(A)SHORT-TERM MUNICIPALS--CONTINUED

-----------------------------------------------------------------------------------
                  GEORGIA--CONTINUED

                  -----------------------------------------------------------------
$4,470,000    (b) Marietta, GA Housing Authority, Multifamily Housing Revenue Bonds
                  (Series 1995) Weekly VRDNs (Chalet Apartments Project)/
                  (General Electric Capital Corp. LOC)                                $  4,470,000
                  -----------------------------------------------------------------
 3,000,000        Municipal Electric Authority of Georgia, (Series 1985A), 3.70% CP
                  (Bayerische Landesbank Girozentrale, Credit Suisse, Zurich and
                  Morgan Guaranty Trust Co., New York LOCs), Mandatory Tender
                  7/25/1997                                                              3,000,000
                  -----------------------------------------------------------------
 1,000,000        Rockdale County, GA Development Authority, (Series 1995)
                  Weekly VRDNs (Great Southern Wood Preserving Co.)/

                  (SunTrust Bank, Central Florida LOC)                                   1,000,000

                  -----------------------------------------------------------------
 1,000,000        Rockdale County, GA Hospital Authority, Revenue Anticipation
                  Certificates (Series 1994) Weekly VRDNs (Rockdale Hospital)/
                  (SunTrust Bank, Atlanta LOC)                                           1,000,000
                  -----------------------------------------------------------------
 3,490,000        Rome, GA, 4.25% TANs, 12/31/1997                                       3,497,240
                  -----------------------------------------------------------------
 1,200,000        Roswell, GA Housing Authority, Multifamily Housing Refunding
                  Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.
                  Project)/(Northern Trust Co., Chicago, IL LOC)                         1,200,000
                  -----------------------------------------------------------------
 3,850,000        Savannah, GA EDA, (Series 1995A) Weekly VRDNs

                  (Home Depot, Inc.)                                                     3,850,000

                  -----------------------------------------------------------------
 4,000,000        Screven County, GA IDA, (Series 1995) Weekly VRDNs (Sylvania Yarn
                  Systems, Inc. Project)/(SunTrust Bank, Atlanta LOC)                    4,000,000

                  -----------------------------------------------------------------
 1,000,000        Wayne County, GA, IDA, Revenue Bonds, (Series 1995) Weekly VRDNs
                  (Harsco Corp.)/(NationsBank, N.A., Charlotte LOC)                      1,000,000

                  -----------------------------------------------------------------
 4,000,000        Whitfield County, GA Development Authority Weekly VRDNs (Franklin
                  Industries Inc., Project)/(NationsBank, N.A., Charlotte LOC)           4,000,000

                  -----------------------------------------------------------------
 2,115,000        Whitfield County, GA Development Authority, (Series 1996)
                  Weekly VRDNs (AMC International, Inc. Project)/

                  (SouthTrust Bank of Alabama, Birmingham LOC)                           2,115,000
                  -----------------------------------------------------------------

GEORGIA MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------



PRINCIPAL

  AMOUNT                                                                                 VALUE

----------        -----------------------------------------------------------------   ------------
(A)SHORT-TERM MUNICIPALS--CONTINUED

-----------------------------------------------------------------------------------
                  GEORGIA--CONTINUED

                  -----------------------------------------------------------------
$1,485,000        Winder-Barrow Industrial Building Authority, (Series 1996) Weekly
                  VRDNs (Windor Builders Supply, Inc. Project)/(National Bank of
                  Canada, Montreal LOC)                                               $  1,485,000
                  -----------------------------------------------------------------   ------------
                  TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                            $154,313,981

                  -----------------------------------------------------------------   ------------

Securities that are subject to Alternative Minimum Tax represent 64.4% of the portfolio as calculated based upon total portfolio market value.

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Ratings Group, MIG-1, or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, ands F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At April 30 1997, the portfolio securities were rated as follows:

    Tier Rating Percent Based on Total Market Value (unaudited)


     FIRST TIER      SECOND TIER

    -------------   --------------
       93.52%           6.48%


(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At April 30, 1997, these securities amounted to $10,815,000 which represents 7.0% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($155,123,623) at April 30, 1997.

GEORGIA MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:


AMBAC -- American Municipal Bond Assurance Corporation BANs -- Bond
Anticipation Notes CP -- Commercial Paper EDA -- Economic Development
Authority GTD -- Guaranty HFA -- Housing Finance Authority IDA --
Industrial Development Authority IDRB -- Industrial Development
Revenue Bond INS -- Insured LIQ -- Liquidity Agreement LOC(s) --
Letter of Credit(s) MBIA -- Municipal Bond Investors Assurance PRF --
Prerefunded TANs -- Tax Anticipation Notes TOBs -- Tender Option Bonds
VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

GEORGIA MUNICIPAL CASH TRUST

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------



ASSETS:

-------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                       $154,313,981
-------------------------------------------------------------------------------
Cash                                                                                    336,846

-------------------------------------------------------------------------------
Income receivable                                                                     1,097,727

-------------------------------------------------------------------------------
Deferred expenses                                                                        17,100

-------------------------------------------------------------------------------    ------------
  Total assets                                                                      155,765,654

-------------------------------------------------------------------------------
LIABILITIES:

-------------------------------------------------------------------------------
Payable for shares redeemed                                            $134,000

--------------------------------------------------------------------
Income distribution payable                                             464,836

--------------------------------------------------------------------
Accrued expenses                                                         43,195

--------------------------------------------------------------------   --------
  Total liabilities                                                                     642,031

-------------------------------------------------------------------------------    ------------
NET ASSETS for 155,123,623 shares outstanding                                      $155,123,623
-------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

-------------------------------------------------------------------------------
$155,123,623 / 155,123,623 shares outstanding                                      $       1.00
-------------------------------------------------------------------------------    ------------

(See Notes which are an integral part of the Financial Statements)

GEORGIA MUNICIPAL CASH TRUST

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------


INVESTMENT INCOME:

-----------------------------------------------------------------------------------
Interest                                                                               $2,765,003

-----------------------------------------------------------------------------------
EXPENSES:

-----------------------------------------------------------------------------------
Investment advisory fee                                                   $ 374,476
----------------------------------------------------------------------
Administrative personnel and services fee                                    62,076

----------------------------------------------------------------------
Custodian fees                                                                5,282

----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                     13,792
----------------------------------------------------------------------
Directors'/Trustees' fees                                                       745

----------------------------------------------------------------------
Auditing fees                                                                 4,819

----------------------------------------------------------------------
Legal fees                                                                    1,413

----------------------------------------------------------------------
Portfolio accounting fees                                                    21,757

----------------------------------------------------------------------
Shareholder services fee                                                    187,238

----------------------------------------------------------------------
Share registration costs                                                     12,401

----------------------------------------------------------------------
Printing and postage                                                          4,964

----------------------------------------------------------------------
Insurance premiums                                                            1,761

----------------------------------------------------------------------
Miscellaneous                                                                 3,906

----------------------------------------------------------------------    ---------
     Total expenses                                                         694,630

----------------------------------------------------------------------
Waivers--

----------------------------------------------------------------------
  Waiver of investment advisory fee                          $(282,700)

----------------------------------------------------------
  Waiver of shareholder services fee                           (44,937)

----------------------------------------------------------   ---------
     Total waivers                                                         (327,637)

----------------------------------------------------------------------    ---------
          Net expenses                                                                    366,993

-----------------------------------------------------------------------------------    ----------
               Net investment income                                                   $2,398,010

-----------------------------------------------------------------------------------    ----------

(See Notes which are an integral part of the Financial Statements)

GEORGIA MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                        SIX MONTHS ENDED
                                                          (UNAUDITED)          YEAR ENDED

                                                         APRIL 30, 1997     OCTOBER 31, 1996

                                                        ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:

-----------------------------------------------------
OPERATIONS--

-----------------------------------------------------
Net investment income                                    $    2,398,010       $   3,883,056
-----------------------------------------------------   ----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS--

-----------------------------------------------------
Distributions from net investment income                     (2,398,010)         (3,883,056)
-----------------------------------------------------   ----------------    -----------------
SHARE TRANSACTIONS--

-----------------------------------------------------
Proceeds from sale of shares                                303,433,267         594,865,591
-----------------------------------------------------
Net asset value of shares issued to shareholders in

payment of distributions declared                             1,131,552           2,027,740
-----------------------------------------------------
Cost of shares redeemed                                    (272,381,229)       (585,230,921)
-----------------------------------------------------   ----------------    -----------------
     Change in net assets resulting from share

     transactions                                            32,183,590          11,662,410
-----------------------------------------------------   ----------------    -----------------
          Change in net assets                               32,183,590          11,662,410
-----------------------------------------------------
NET ASSETS:

-----------------------------------------------------
Beginning of period                                         122,940,033         111,277,623
-----------------------------------------------------   ----------------    -----------------
End of period                                            $  155,123,623       $ 122,940,033
-----------------------------------------------------   ----------------    -----------------

(See Notes which are an integral part of the Financial Statements)

GEORGIA MUNICIPAL CASH TRUST

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                              SIX MONTHS

                                                                 ENDED

                                                              (UNAUDITED)        YEAR ENDED
                                                               APRIL 30,        OCTOBER 31,

                                                              -----------    ------------------
                                                                 1997         1996     1995(A)
                                                              -----------    ------    --------
NET ASSET VALUE, BEGINNING OF PERIOD                            $  1.00      $ 1.00     $ 1.00
-----------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

-----------------------------------------------------------
  Net investment income                                            0.02        0.03       0.01
-----------------------------------------------------------
LESS DISTRIBUTIONS

-----------------------------------------------------------
  Distributions from net investment income                        (0.02)      (0.03)     (0.01)
-----------------------------------------------------------    --------      ------    -------
NET ASSET VALUE, END OF PERIOD                                  $  1.00      $ 1.00     $ 1.00
-----------------------------------------------------------    --------      ------    -------
TOTAL RETURN(B)                                                    1.60%       3.37%      0.73%
-----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

-----------------------------------------------------------
  Expenses                                                         0.49%*      0.46%      0.25%*
-----------------------------------------------------------
  Net investment income                                            3.20%*      3.31%      3.81%*
-----------------------------------------------------------
  Expense waiver/reimbursement(c)                                  0.44%*      0.52%      0.75%*
-----------------------------------------------------------
SUPPLEMENTAL DATA

-----------------------------------------------------------
  Net assets, end of period (000 omitted)                        $155,124    $122,940  $111,278
-----------------------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from August 22, 1995 (date of initial public investment) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GEORGIA MUNICIPAL CASH TRUST

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

1.  ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Georgia Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the State of Georgia consistent with stability of principal and liquidity.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some

GEORGIA MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------

     cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. Additional information on each restricted security held at April 30, 1997 is as follows:


                        SECURITY                         ACQUISITION DATE     ACQUISITION COST

    -------------------------------------------------   ------------------   ------------------

    Georgia State Housing Finance Authority, (Series

      1990C)                                                 12/01/96            $6,345,000

    Marietta, GA Housing Authority, Multifamily

      Housing Revenue Bonds (Series 1995)               12/02/96-01/02/97         4,470,000

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

3.  SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April

30, 1997, capital paid-in aggregated $155,123,623.

Transactions in shares were as follows:


                                                        SIX MONTHS ENDED        YEAR ENDED
                                                         APRIL 30, 1997      OCTOBER 31, 1996

                                                        -----------------    -----------------
Shares sold                                                 303,433,267          594,865,591
-----------------------------------------------------
Shares issued to shareholders in payment of

distributions declared                                        1,131,552            2,027,740
-----------------------------------------------------
Shares redeemed                                            (272,381,229)        (585,230,921)
-----------------------------------------------------   ---------------      ---------------
  Net change resulting from Share transactions               32,183,590           11,662,410
-----------------------------------------------------   ---------------      ---------------

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

GEORGIA MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------

     ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

     SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

     TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

     PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     ORGANIZATIONAL EXPENSES--Organizational expenses of $13,648 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five year period following effective date. For the period ended April 30, 1997, the Fund paid $1,235 pursuant to this agreement.

     INTERFUND TRANSACTIONS--During the period ended April 30, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $182,940,000 and $154,620,000, respectively.

     GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

GEORGIA MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------

5.  CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1997, 76.1% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.1% of total investments.


TRUSTEES                                        OFFICERS

---------------------------------------------------------------------------------------------
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                Chairman
John T. Conroy, Jr.                             Glen R. Johnson
William J. Copeland                             President
James E. Dowd                                   J. Christopher Donahue
Lawrence D. Ellis, M.D.                         Executive Vice President
Edward L. Flaherty, Jr.                         Edward C. Gonzales
Glen R. Johnson                                 Executive Vice President
Peter E. Madden                                 John W. McGonigle
Gregor F. Meyer                                 Executive Vice President,
John E. Murray, Jr.                             Treasurer, and Secretary
Wesley W. Posvar                                Richard B. Fisher
Marjorie P. Smuts                               Vice President
                                                S. Elliott Cohan

                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

--------------------------------------------------------------------------------
                                                                       TENNESSEE

--------------------------------------------------------------------------------
                                                                       MUNICIPAL

--------------------------------------------------------------------------------
                                                                            CASH

--------------------------------------------------------------------------------
                                                                           TRUST

--------------------------------------------------------------------------------

                                                              SEMI-ANNUAL REPORT
                                                                 TO SHAREHOLDERS

                                                                  APRIL 30, 1997

Federated Investors Logo

        Cusip 314229634
        Cusip 314229632
        G01865-02 (6/97)

        Recyled Paper Logo

PRESIDENT'S MESSAGE

--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Tennessee Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1996 through April 30, 1997. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Shares and Institutional Service Shares.

The fund is a convenient way to keep your ready cash pursuing double tax-free income--free from federal regular income tax* and Tennessee state income tax--through a portfolio concentrated in high-quality, short-term Tennessee municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the fund paid double tax-free dividends totaling $0.02 per share for both Institutional Shares and Institutional Service Shares. The fund's net assets stood at more than $30 million at the end of the reporting period.

Thank you for relying on Tennessee Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we'll continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

LOGO

Glen R. Johnson
President
June 15, 1997

 * Income may be subject to the federal alternative minimum tax.

** Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S.

   government.

INVESTMENT REVIEW

--------------------------------------------------------------------------------

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Vice

President, Federated Management

Q

     Can you comment on the economy and the interest rate environment during the six month reporting period?

A

     Although it did not occur until near the end of the fund's semi-annual reporting period, the Federal Reserve Board (the
     "Fed") brought about the first change in monetary policy in over a year. On March 25, 1997 the Fed,

in the face of stronger than expected demand, voted to raise the federal funds target rate from 5.25% to 5.50%. The move was viewed as being pre-emptive against the threat of future inflationary pressures possibly brought about by tight labor market conditions. Until that point, movements in interest rates reflected shifting market sentiment about the need for the Fed to move to a more restrictive policy. As the reporting period began in November 1996, the economy had been showing signs of slowing, thereby allaying the market's fears about inflation. Then, in December, the market's uneasiness was once more ignited as a string of economic statistics showed stronger growth and Fed Chairman Alan Greenspan made cautionary statements regarding inflation and "irrational exuberance" in the equity market. With inflation still appearing to be benign, the market tolerated a steady pace of growth into early 1997. However, Chairman Greenspan's Humphrey-Hawkins testimony before Congress in late February marked a turning point for the short-term money markets--indeed the bond and equity markets as well--as his relatively hawkish statements revealed fears at the Fed that the transitory factors that had been keeping inflation under control in the face of fairly robust growth may be coming to an end. This statement by the Fed caused a sharp reversal in interest rate movement and the market's perception about future Fed policy. The ensuing weeks brought continued evidence of persistent strength, and culminated in the Fed's action at the Federal Open Market Committee in late March.

For the first three months of the reporting period, short-term interest rates traded in a relatively narrow range as the continued friendly inflation picture provided some comfort to market participants. The yield on the six-month Treasury bill, for example, moved in a range between 5.20% and 5.35% from the beginning of November through early February. However, short-term interest rates began to rise in late February, and by the time of the Fed tightening in late March, had built in much of the expectations regarding the Fed decision. In April, the financial markets continued to focus on the likelihood of an additional tightening move later in May, causing short-term yields to rise even further. Yields on the six-month Treasury bill rose sharply over this interim period, moving from a low of 5.20% in mid-February to a high of 5.68% in late April before falling back to 5.53% by the end of reporting period.

Q

     What were your strategies for the fund during the reporting period?

A

     The fund's average maturity at the beginning of the period was approximately 60 days, reflecting a neutral outlook on the direction of interest rates. As signs of strength in the economy became more apparent, and as expectation of an imminent Fed tightening grew in the first quarter of 1997 we emphasized the purchase of shorter term fixed-rate paper while maintaining approximately 60%-70% of

--------------------------------------------------------------------------------

the portfolio in seven-day variable rate demand notes ("VRDNs").
Seven-day VRDNs provide more portfolio responsiveness to interest rate increases. We are now targeting an average maturity range between 50 and 60 days.

Once an average maturity range is targeted, the portfolio attempts to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as treasury securities. The fund's portfolio remained barbelled in structure, which combined a significant portion in seven-day VRDNs and short maturity commercial paper with purchases of longer-term, one year Tennessee fixed rate bonds. This portfolio structure takes advantage of the steepness of the yield curve and continues to purse a competitive yield over time.

Q

     How has the fund's yield responded to this rate environment?

A

     The fund's yield was affected by Fed policy (interest rate increases), changes in market expectations, as well as supply and demand imbalances unique to the municipal money markets. However, because of these imbalances the fund's yield may experience more volatility on a weekly basis than Treasury yields and taxable money fund yields. In general, yields on municipal money market funds rose over the reporting period. For the fund, the seven-day net yield of Institutional Shares on April 30, 1997 was 3.79%, compared to 3.30% at the beginning of the reporting period*. For the Institutional Service Shares, the seven-day net yield was 3.54% at the end of the reporting period compared to 3.05% six months ago*.

Q

     Looking through 1997, what is your outlook for short-term rates?

A

     Although the Fed decided to hold short-term interest rates steady in the March meeting, our expectations are that the Fed will find cause to tighten monetary policy further in 1997--perhaps as soon as in July. It is also anticipated that the overall tightening cycle will not be long in terms of magnitude or duration. The pre-emptive move by the Fed should help to preclude the need for more aggressive action down the road by preventing the build-up of inflationary pressures. We would look to see moderately higher short-term interest rates throughout the course of the year, but not to the extent evidenced in the last tightening cycle in 1994. As such, we will likely continue in our modestly defensive stance for the portfolio until market conditions indicate otherwise.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

TENNESSEE MUNICIPAL CASH TRUST

PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------



PRINCIPAL

  AMOUNT                                                                                  VALUE

----------        ------------------------------------------------------------------   -----------
(A) SHORT-TERM MUNICIPALS--98.8%

------------------------------------------------------------------------------------
                  TENNESSEE--92.2%

                  ------------------------------------------------------------------
$1,000,000        Benton County TN IDB, (Series 1996) Weekly VRDNs (Jones Plastic
                  and Engineering Corp.)/(National City Bank, Kentucky LOC)            $ 1,000,000
                  ------------------------------------------------------------------
 1,000,000        Chattanooga, TN IDB, Revenue Bonds (Series 1997) Weekly VRDNs (TB
                  Wood's Inc. Project)/(PNC Bank, N.A. LOC)                              1,000,000
                  ------------------------------------------------------------------
 1,500,000        Chattanooga-Hamilton County, TN Hospital Authority Daily VRDNs
                  (Erlanger Medical Center)/(Morgan Guaranty Trust Co., New York
                  LIQ)                                                                   1,500,000
                  ------------------------------------------------------------------
 1,000,000        Chattanooga-Hamilton County, TN Hospital Authority, Hospital
                  Revenue and Refunding Bonds (Series 1993), 4.40% Bonds (Erlanger
                  Medical Center)/(FSA INS), 10/1/1997                                   1,003,256
                  ------------------------------------------------------------------
   800,000        Collierville, TN IDB, Industrial Development Revenue Bonds (Series
                  1994) Weekly VRDNs (Ardco, Inc.)/(Harris Trust & Savings Bank,
                  Chicago LOC)                                                             800,000
                  ------------------------------------------------------------------
   250,000        Greenfield, TN IDB, (Series 1995) Weekly VRDNs (Plastic Products
                  Company Project)/(Norwest Bank Minnesota, Minneapolis LOC)               250,000

                  ------------------------------------------------------------------
 1,200,000        Hawkins County, TN IDB, (Series 1995) Weekly VRDNs (Sekisui Ta
                  Industries, Inc. Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)          1,200,000

                  ------------------------------------------------------------------
   900,000        Hendersonville, TN IDB, (Series 1996) Weekly VRDNs (Betty Machine
                  Co. Project)/(First Union National Bank, Charlotte, N.C. LOC)            900,000

                  ------------------------------------------------------------------
   880,000        Jackson, TN, Electric System Revenue Refunding and Improvement
                  Bonds (Series 1997), 3.70% Bonds (MBIA Corporation INS), 2/1/1998        880,000

                  ------------------------------------------------------------------
   400,000        Knox County, TN IDB, (Series 1996) Weekly VRDNs (Health Ventures,
                  Inc. Project)/(SunTrust Bank, Nashville LOC)                             400,000

                  ------------------------------------------------------------------
 1,000,000        McMinn County, TN IDB, Industrial Development Bonds (Series 1995)
                  Weekly VRDNs (Creative Fabrication Corp.)/(NBD Bank, Michigan LOC)     1,000,000

                  ------------------------------------------------------------------
   770,000        Memphis, TN, (Series 1996), 5.00% Bonds, 7/1/1997                        771,373
                  ------------------------------------------------------------------
 1,000,000        Metropolitan Government Nashville & Davidson County, TN HEFA,
                  Hospital Revenue Bonds, (Series 1992), 3.55% CP (Baptist Hospital,
                  Inc. (TN))/(NationsBank, South LIQ), Mandatory Tender 5/1/1997         1,000,000
                  ------------------------------------------------------------------

TENNESSEE MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------



PRINCIPAL

  AMOUNT                                                                                  VALUE

----------        ------------------------------------------------------------------   -----------
(A) SHORT-TERM MUNICIPALS--CONTINUED

------------------------------------------------------------------------------------
                  TENNESSEE--CONTINUED

                  ------------------------------------------------------------------
$1,000,000        Metropolitan Government Nashville & Davidson County, TN HEFA,
                  Revenue Bonds (Series 1985A), 3.65% TOBs (Vanderbilt University)
                  1/15/1998                                                            $ 1,000,000
                  ------------------------------------------------------------------
 1,500,000        Metropolitan Government Nashville & Davidson County, TN IDB,
                  (Series 1994) Weekly VRDNs (Shoney's Inn)/(First Union National
                  Bank,Charlotte, N.C. LOC)                                              1,500,000
                  ------------------------------------------------------------------
   300,000        Paris, TN, IDB Weekly VRDNs (Plumley--Marugo Limited)/

                  (PNC Bank, Kentucky LOC)                                                 300,000

                  ------------------------------------------------------------------
   700,000        Roane, TN IDB, (Series 1982) Monthly VRDNs (Fortafil Fibers, Inc.
                  Project)/(ABN AMRO Bank N.V., Amsterdam LOC)                             700,000

                  ------------------------------------------------------------------
 1,000,000        Shelby County, TN Health Education & Housing Facilities Board,
                  4.05% TOBs (Methodist Health System, Inc.)/(MBIA Corporation INS)/
                  (Sanwa Bank Ltd, Osaka LIQ), Optional Tender 8/1/1997                  1,000,000
                  ------------------------------------------------------------------
 1,130,000        Shelby County, TN Health Education & Housing Facilities Board,
                  9.625% Bonds (Lebonheur Children's Medical Center)/(United States
                  Treasury PRF), 7/1/1997 (@100)                                         1,140,938
                  ------------------------------------------------------------------
 1,000,000        Shelby County, TN Health Education & Housing Facilities Board,
                  Multifamily Housing Revenue Bonds (Series 1988) Weekly VRDNs
                  (Arbor Lake Project)/(PNC Bank, N.A. LOC)                              1,000,000
                  ------------------------------------------------------------------
 1,575,000        Shelby County, TN, 6.50% Bonds (United States Treasury PRF),
                  8/1/1997 (@101.75)                                                     1,613,977
                  ------------------------------------------------------------------
 1,000,000        South Pittsburg, TN IDB, (Series 1996) Weekly VRDNs (Lodge
                  Manufacturing Co. Project)/(SunTrust Bank, Nashville LOC)              1,000,000
                  ------------------------------------------------------------------
 1,000,000        Tennessee Housing Development Agency, (Series 1996-5), 4.00% TOBs,
                  Mandatory Tender 8/21/1997                                             1,000,000
                  ------------------------------------------------------------------
 1,500,000        Tennessee Housing Development Agency, Homeownership Program Bonds
                  (Issue 1996-3), 3.85% TOBs, Optional Tender 5/29/1997                  1,500,000

                  ------------------------------------------------------------------
 2,385,000        Tennessee State School Board Authority, (Series 1996 B), 5.00%
                  Bonds, 5/1/1997                                                        2,385,000
                  ------------------------------------------------------------------
 1,000,000        Tennessee State, (Series A), 5.50% Bonds, 3/1/1998                     1,014,575
                  ------------------------------------------------------------------

TENNESSEE MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------



PRINCIPAL

  AMOUNT                                                                                  VALUE

----------        ------------------------------------------------------------------   -----------
(A) SHORT-TERM MUNICIPALS--CONTINUED

------------------------------------------------------------------------------------
                  TENNESSEE--CONTINUED

                  ------------------------------------------------------------------
$  300,000        Union County, TN IDB, (Series 1995) Weekly VRDNs (Cooper Container
                  Corporation Project)/(SunTrust Bank, Nashville LOC)                  $   300,000
                  ------------------------------------------------------------------
   735,000        Williamson County,TN, General Obligation Capital Outlay Notes
                  (Series 1996), 4.60% Bonds, 10/1/1997                                    737,541
                  ------------------------------------------------------------------   -----------
                  Total                                                                 27,896,660

                  ------------------------------------------------------------------   -----------
                  PUERTO RICO--3.3%

                  ------------------------------------------------------------------
 1,000,000        Puerto Rico Industrial, Tourist, Education, Medical &
                  Environmental Control Finance Authority, (Series 1994A), 3.80% CP
                  (Inter American University of Puerto Rico)/(Banque Paribas, Paris
                  LOC), Mandatory Tender 6/11/1997                                       1,000,000
                  ------------------------------------------------------------------   -----------
                  GUAM--3.3%

                  ------------------------------------------------------------------
 1,000,000        Guam Water System Revenue Bonds, (Series 1989), 6.70% Bonds
                  (Capital Guaranty Corp. INS), 7/1/1997                                 1,004,596

                  ------------------------------------------------------------------   -----------
                  TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                             $29,901,256

                  ------------------------------------------------------------------   -----------

Securities that are subject to Alternative Minimum Tax represent 44.0% of the portfolio as calculated based upon total market value.

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories one or more by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Rating Group, MIG-1, or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At January 31, 1997, the portfolio securities were rated as follows:

    Tier Rating Percent Based on Total Market Value (unaudited)


     FIRST TIER       SECOND TIER

    -------------    --------------
        100%               0%


(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($30,252,350) at April 30, 1997.

TENNESSEE MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:


CP     -- Commercial Paper
FSA    -- Financial Security Assurance

HEFA -- Health and Education Facilities Authority IDB -- Industrial
Development Bond INS -- Insured LIQ -- Liquidity Agreement LOC --
Letter of Credit MBIA -- Municipal Bond Investors Assurance PRF --
Prerefunded TOBs -- Tender Option Bonds VRDNs -- Variable Rate Demand
Notes

(See Notes which are an integral part of the Financial Statements)

TENNESSEE MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------



ASSETS:

--------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                        $29,901,256
--------------------------------------------------------------------------------
Cash                                                                                    130,212

--------------------------------------------------------------------------------
Income receivable                                                                       330,980

--------------------------------------------------------------------------------    -----------
     Total assets                                                                    30,362,448

--------------------------------------------------------------------------------
LIABILITIES:

--------------------------------------------------------------------------------
Income distribution payable                                                             110,098

--------------------------------------------------------------------------------    -----------
NET ASSETS for 30,252,350 shares outstanding                                        $30,252,350
--------------------------------------------------------------------------------    -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

--------------------------------------------------------------------------------
INSTITUTIONAL SHARES:

--------------------------------------------------------------------------------
$15,310,667 / 15,310,667 shares outstanding                                               $1.00
--------------------------------------------------------------------------------    -----------
INSTITUTIONAL SERVICE SHARES:

--------------------------------------------------------------------------------
$14,941,683 / 14,941,683 shares outstanding                                               $1.00
--------------------------------------------------------------------------------    -----------

(See Notes which are an integral part of the Financial Statements)

TENNESSEE MUNICIPAL CASH TRUST

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------


INVESTMENT INCOME:

-------------------------------------------------------------------------------------
Interest                                                                                 $822,338

-------------------------------------------------------------------------------------
EXPENSES:

-------------------------------------------------------------------------------------
Investment advisory fee                                                     $ 112,520
------------------------------------------------------------------------
Administrative personnel and services fee                                      76,811

------------------------------------------------------------------------
Custodian fees                                                                 11,509

------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                       14,822
------------------------------------------------------------------------
Directors'/Trustees' fees                                                       1,488

------------------------------------------------------------------------
Auditing fees                                                                   8,634

------------------------------------------------------------------------
Legal fees                                                                      1,756

------------------------------------------------------------------------
Portfolio accounting fees                                                      29,812

------------------------------------------------------------------------
Shareholder services fee-Institutional Shares                                  18,493

------------------------------------------------------------------------
Shareholder services fee-Institutional Service Shares                          37,679

------------------------------------------------------------------------
Share registration costs                                                       17,345

------------------------------------------------------------------------
Printing and postage                                                            5,289

------------------------------------------------------------------------
Insurance premiums                                                              1,254

------------------------------------------------------------------------
Miscellaneous                                                                   2,366

------------------------------------------------------------------------    ---------
     Total expenses                                                           339,778

------------------------------------------------------------------------
Waivers and reimbursements--

------------------------------------------------------------------------
  Waiver of investment advisory fee                            $(112,520)

------------------------------------------------------------
  Waiver of shareholder services fee-Institutional Shares        (18,493)

------------------------------------------------------------
  Reimbursement of other operating expenses                      (91,555)

------------------------------------------------------------   ---------
     Total waivers and reimbursements                                        (222,568)

------------------------------------------------------------------------    ---------
          Net expenses                                                                    117,210

-------------------------------------------------------------------------------------    --------
               Net investment income                                                     $705,128

-------------------------------------------------------------------------------------    --------

(See Notes which are an integral part of the Financial Statements)

TENNESSEE MUNICIPAL CASH TRUST

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                         SIX MONTHS ENDED
                                                           (UNAUDITED)        PERIOD ENDED

                                                          APRIL 30, 1997    OCTOBER 31, 1996

                                                         ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:

------------------------------------------------------
OPERATIONS--

------------------------------------------------------
Net investment income                                     $      705,128      $     487,901
------------------------------------------------------   ----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS--

------------------------------------------------------
Distributions from net investment income

------------------------------------------------------
  Institutional Shares                                          (244,655)          (226,076)
------------------------------------------------------
  Institutional Service Shares                                  (460,473)          (261,825)
------------------------------------------------------   ----------------   -----------------
     Change in net assets resulting from distributions

     to shareholders                                            (705,128)          (487,901)
------------------------------------------------------   ----------------   -----------------
SHARE TRANSACTIONS--

------------------------------------------------------
Proceeds from sale of shares                                  72,184,431        165,734,867
------------------------------------------------------
Net asset value of shares issued to shareholders in

payment of distributions declared                                282,274            209,339
------------------------------------------------------
Cost of shares redeemed                                      (89,862,061)      (118,296,500)
------------------------------------------------------   ----------------   -----------------
  Change in net assets resulting from share

  transactions                                               (17,395,356)        47,647,706
------------------------------------------------------   ----------------   -----------------
     Change in net assets                                    (17,395,356)        47,647,706
------------------------------------------------------
NET ASSETS:

------------------------------------------------------
Beginning of period                                           47,647,706                 --
------------------------------------------------------   ----------------   -----------------
End of period                                             $   30,252,350      $  47,647,706
------------------------------------------------------   ----------------   -----------------

* For the period from May 22, 1996 (date of initial public investment) to October 31, 1996.

(See Notes which are an integral part of the Financial Statements)

TENNESSEE MUNICIPAL CASH TRUST

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                   SIX MONTHS
                                                                      ENDED         PERIOD

                                                                   (UNAUDITED)       ENDED
                                                                    APRIL 30,     OCTOBER 31,

                                                                      1997          1996(A)
                                                                   -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $ 1.00         $ 1.00
----------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

----------------------------------------------------------------
  Net investment income                                                 0.02           0.01
----------------------------------------------------------------
LESS DISTRIBUTIONS

----------------------------------------------------------------
  Distributions from net investment income                             (0.02)         (0.01)
----------------------------------------------------------------    --------       --------
NET ASSET VALUE, END OF PERIOD                                        $ 1.00         $ 1.00
----------------------------------------------------------------    --------       --------
TOTAL RETURN(B)                                                         1.67%          1.59%
----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

----------------------------------------------------------------
  Expenses                                                              0.35%*         0.10%*
----------------------------------------------------------------
  Net investment income                                                 3.31%*         3.57%*
----------------------------------------------------------------
  Expense waiver/reimbursement(c)                                       1.16%*         1.62%*
----------------------------------------------------------------
SUPPLEMENTAL DATA

----------------------------------------------------------------
  Net assets, end of period (000 omitted)                            $15,310        $17,824
----------------------------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from May 22, 1996 (date of initial public investment) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

TENNESSEE MUNICIPAL CASH TRUST

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                   SIX MONTHS
                                                                      ENDED         PERIOD

                                                                   (UNAUDITED)       ENDED
                                                                    APRIL 30,     OCTOBER 31,

                                                                      1997          1996(A)
                                                                   -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $ 1.00         $ 1.00
----------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

----------------------------------------------------------------
  Net investment income                                                 0.02           0.01
----------------------------------------------------------------
LESS DISTRIBUTIONS

----------------------------------------------------------------
  Distributions from net investment income                             (0.02)         (0.01)
----------------------------------------------------------------    --------       --------
NET ASSET VALUE, END OF PERIOD                                        $ 1.00         $ 1.00
----------------------------------------------------------------    --------       --------
TOTAL RETURN(B)                                                         1.53%          1.48%
----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

----------------------------------------------------------------
  Expenses                                                              0.60%*         0.39%*
----------------------------------------------------------------
  Net investment income                                                 3.05%*         3.26%*
----------------------------------------------------------------
  Expense waiver/reimbursement(c)                                       0.91%*         1.33%*
----------------------------------------------------------------
SUPPLEMENTAL DATA

----------------------------------------------------------------
  Net assets, end of period (000 omitted)                            $14,942        $29,824
----------------------------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from May 22, 1996 (date of initial public investment) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

TENNESSEE MUNICIPAL CASH TRUST

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

1.  ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Tennessee Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Tennessee consistent with stability of principal and liquidity.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

TENNESSEE MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------

3.  SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the
"Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1997, capital paid-in aggregated $30,252,350.

Transactions in shares were as follows:


                                                      SIX MONTHS ENDED         PERIOD ENDED

               INSTITUTIONAL SHARES                    APRIL 30, 1997       OCTOBER 31, 1996(A)
--------------------------------------------------   ------------------    ---------------------
Shares sold                                               35,936,962              34,644,791
--------------------------------------------------
Shares issued to shareholders in payment of

distributions declared                                         2,077                   3,455
--------------------------------------------------
Shares redeemed                                          (38,452,175)            (16,824,443)
--------------------------------------------------   ---------------        ----------------
  Net change resulting from Institutional Share

  transactions                                            (2,513,136)             17,823,803
--------------------------------------------------   ---------------        ----------------


                                                      SIX MONTHS ENDED         PERIOD ENDED

           INSTITUTIONAL SERVICE SHARES                APRIL 30, 1997       OCTOBER 31, 1996(A)
--------------------------------------------------   ------------------    ---------------------
Shares sold                                               36,247,469             131,090,076
--------------------------------------------------
Shares issued to shareholders in payment of

distributions declared                                       280,197                 205,884
--------------------------------------------------
Shares redeemed                                          (51,409,886)           (101,472,057)
--------------------------------------------------   ---------------       -----------------
  Net change resulting from Institutional Service

  Share transactions                                     (14,882,220)             29,823,903
--------------------------------------------------   ---------------       -----------------
     Net change resulting from Share transactions        (17,395,356)             47,647,706
--------------------------------------------------   ---------------       -----------------

(a) For the period from May 22, 1996 (date of initial public investment) to October 31, 1996.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

     ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the

TENNESSEE MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------

     Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

     SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

     TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

     PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     ORGANIZATIONAL EXPENSES--Organizational expenses of $24,645 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five year period following effective date. For the period ended April 30, 1997, the Fund paid $2,328 pursuant to this agreement.

     INTERFUND TRANSACTIONS--During the period ended April 30, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $35,700,000 and $56,535,000, respectively.

     GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5.  CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1997, 54.3% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.0% of total investments.


TRUSTEES                                        OFFICERS

---------------------------------------------------------------------------------------------
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                Chairman
John T. Conroy, Jr.                             Glen R. Johnson
William J. Copeland                             President
James E. Dowd                                   J. Christopher Donahue
Lawrence D. Ellis, M.D.                         Executive Vice President
Edward L. Flaherty, Jr.                         Edward C. Gonzales
Glen R. Johnson                                 Executive Vice President
Peter E. Madden                                 John W. McGonigle
Gregor F. Meyer                                 Executive Vice President,
John E. Murray, Jr.                             Treasurer, and Secretary
Wesley W. Posvar                                Richard B. Fisher
Marjorie P. Smuts                               Vice President
                                                S. Elliott Cohan

                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

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